[TRANSLATION]



PROSPECTUS                                                  January 1999


US Jurisdiction Open-Ended Contractual Type Foreign Investment Fund (denominated in the US dollar)

















                                      PIMCO
















Monthly Distribution Type

               PIMCO FUNDS - PIMCO TOTAL RETURN FUND (in Japanese) PIMCO FUNDS - PIMCO TOTAL RETURN FUND (in English)














Investment Advisor and Administrator:               For purchase, contact:
PACIFIC INVESTMENT MANAGEMENT COMPANY               NIKKO SECURITIES

                                  (TRANSLATION)

                  SECURITIES REGISTRATION STATEMENT, AS AMENDED


To: Director-General of Kanto Finance Bureau
        Filed as of December 28, 1998, as amended on January 11, 13 and 14, 1999

                  Name of Trust: PIMCO FUNDS

                  Name of Trustees:
                             Brent R. Harris
                             R. Wesley Burns
                             Guilford C. Babcock
                             Vern O. Curtis
                             Thomas P. Kemp
                             William J. Popejoy

     Address of Head Office: 840 Newport Center Drive, Suite 300 Newport Beach, California 92660, U.S.A.

                  Name of Attorney-in-fact:
                             Tsunematsu Yanase & Sekine
                             Hidetaka Mihara, Attorney-at-law

                             Signature ---------------------  (Seal)

                             Masaki Konishi, Attorney-at-law

                             Signature ---------------------  (Seal)


     Address  of   Attorney-in-fact: Tsunematsu   Yanase  &  Sekine
                                     Sumitomo Sarugakucho Building,
                                     8-8, Sarugakucho 2-chome, Chiyoda-ku, Tokyo

                             Name of Person to Contact with:
                                    Masaki Konishi
                                    Motohiro Yanagawa

                             Place to Contact with:
                                    Same as the Address of the Attorney-in-fact

                             Telephone Number: 03-5280-2711

                      Offering for Subscription Covered by
                the Securities Registration Statement, as Amended
--------------------------------------------------------------------------------


Name of the Fund Concerning the Foreign Investment Trust Securities to be Offered for Subscription:

                  PIMCO FUNDS - PIMCO Total Return Fund

Type and Amount of the Foreign  Investment  Trust  Securities  to be Offered for
Subscription:

                  Up to 300 million Administrative Class Shares.

                  Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Administrative Class Share by the respective number of Administrative Class Shares in respect of 300 million Administrative Class Shares (The maximum amount expected to be sold is U.S.$3,294 million (Yen 404.2 billion)).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen 122.70, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on December 1, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Administrative Class Share as of December 1, 1998 (U.S.$10.98) by 300 million Administrative Class Shares for convenience.


                         The Place(s) at Which Copies of
                the Securities Registration Statement, as Amended
                    Are Made Available for Public Inspection
--------------------------------------------------------------------------------
                                 Not Applicable

                                TABLE OF CONTENTS
                                                                     Page

PART INFORMATION CONCERNING SECURITIES............................      1

PART INFORMATION CONCERNING ISSUER................................      7

       . DESCRIPTION OF THE FUND..................................      7

       . OUTLINE OF THE TRUST.....................................     76

       . OUTLINE OF THE OTHER RELATED COMPANIES...................    101

       . FINANCIAL CONDITIONS OF THE FUND.........................    104

       . SUMMARY OF INFORMATION CONCERNING
              FOREIGN INVESTMENT FUND SECURITIES..................    208

       . MISCELLANEOUS............................................    209

PART I.   INFORMATION CONCERNING SECURITIES

1.   NAME OF FUND

     PIMCO FUNDS (hereinafter referred to as the "Trust")

     The Trust is an umbrella fund consisting of sub-funds, the sub-fund shares of which will be offered in Japan is the following:

     PIMCO Total Return Fund (hereinafter referred to as the "Fund").

2.   NATURE OF FOREIGN INVESTMENT FUND SECURITIES CERTIFICATES:
     Registered shares with par value of $0.0001 each

     The Trust consists of the following 27 sub-funds, and its shares are divided into at most 6 classes: Institutional Class, Administrative Class, Class A, Class B, Class C and Class D.

       1.     Money Market Fund
       2.     Short-Term Fund
       3.     Low Duration Fund
       4.     Low Duration Fund II
       5.     Low Duration Fund III
       6.     Moderate Duration Fund
       7.     High Yield Fund
       8.     PIMCO Total Return Fund
       9.     Total Return Fund II
       10.    Total Return Fund III
       11.    Commercial Mortgage Securities Fund
       12.    Low Duration Mortgage Fund
       13.    Total Return Mortgage Fund
       14.    Long-Term U.S. Government Fund
       15.    Long Duration Fund
       16.    Municipal Bond Fund
       17.    Real Return Bond Fund
       18.    Foreign Bond Fund
       19.    Global Bond Fund
       20.    Global Bond Fund II
       21.    International Bond Fund
       22.    Emerging Markets Bond Fund
       23.    Emerging Markets Bond Fund II
       24.    StocksPLUS Fund
       25.    StocksPLUS Short Strategy Fund
       26.    Strategic Balanced Fund
       27.    Convertible Bond Fund

     In Japan, Administrative Class Shares (hereinafter referred to as the "Shares") of the following sub-fund are for public offering. No rating has been acquired.

       PIMCO Total Return Fund

3.     NUMBER OF SHARES TO BE OFFERED FOR SALE (IN JAPAN)

       Up to 300 million Shares

4.     TOTAL AMOUNT OF OFFERING PRICE:

     Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Share by the respective number of Shares in respect of 300 million Shares (The maximum amount expected to be sold is U.S.$3,294 million (Yen 404.2 billion).)

           Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of December 1, 1998 ($10.98) by the number of Shares to be offered (300 million). "U.S. $ " may be referred to hereafter as "$".

           Note 2:  Dollar amount is translated  for  convenience at the rate of $1.00=Yen 122.70 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on December 1, 1998). The same applies hereinafter.

           Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up or down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.     ISSUE PRICE:

     The Net Asset Value per Share (denominated in U.S. dollars) next calculated on a Fund Business Day after each application for purchase is received by the Trust.

     Note : A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

6.     SALES CHARGE:

     No sales charge is payable at the time of application for purchase; provided that the investor shall pay a monthly sales charge (the "Sales Charge") equal to 0.15% of the net asset value per Share (determined on the last Fund Business Day in each month in respect of which the relevant dividend is calculated). The Sales Charge is deducted upon payment of the monthly dividend, and will be deducted for a period of at least 3 and up to 24 months, depending on the number of Shares to which the investor subscribes, beginning two months after the month in which the application for purchase is made, and thereafter as follows:

           ----------------------------------------------------- --------------------------------------
           Number of Shares applied per transaction              Rate of Sales Charge
           ----------------------------------------------------- --------------------------------------
           Less than 100,000 Shares                              0.15%24 times=3.60%
           ----------------------------------------------------- --------------------------------------
           Less than 500,000 Shares                              0.15%16 times=2.40%
           ----------------------------------------------------- --------------------------------------
           Less than 1,000,000 Shares                            0.15%10 times=1.50%
           ----------------------------------------------------- --------------------------------------
           Less than 5,000,000 Shares                            0.15%6 times=0.90%
           ----------------------------------------------------- --------------------------------------
           5,000,000 Shares or more                              0.15%3 times=0.45%
           ----------------------------------------------------- --------------------------------------

           * If the request for redemption is made before all the Sales Charge as referred to in the above table are fully paid, then the unpaid Sales Charges, which were not previously paid out by setting off with the dividend, will be deducted from the redemption price, In such case, such unpaid Sales Charge will be calculated based on the net asset value per Share on the date of the relevant request for redemption (which is the last Fund Business Day in the relevant month).

           ** If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in the next month.

7.     MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

     The minimum amount for purchase of Shares is 100 Shares and in integral multiples of 10 Shares.

8.     PERIOD OF SUBSCRIPTION:

       From:         January 22 , 1999 (Friday)
       To:           December 31, 1999 (Friday)

     Provided that the subscription is handled only on a Fund Business Day and a business day in Japan.

9.     DEPOSIT FOR SUBSCRIPTION:

       None.

10.    PLACE OF SUBSCRIPTION:

     The Nikko Securities Co., Ltd. (hereinafter referred to as " Nikko") at 3-1, Marunouchi 3-chome, Chiyoda-ku, Tokyo

     Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.    DATE AND PLACE OF PAYMENT:

     Investors shall pay the subscription amount in yen to Nikko on the third business day in Japan from the day (which is a business day in Japan) when Nikko receives confirmation from the Trust of the execution of the order (the "Trade Day") (see "Part II. Information Concerning Issuer, I. Description of the Fund,
3. Management Structure, (A) C. Sales, Repurchase and Custody" below.). Nikko shall pay such subscription amount in U.S. dollars to the Trust, or its designee, on the date in the U.S corresponding to the date in Japan Nikko receives the subscription amount from investors ("Payment Date") or such other time as may be required by laws of U.S.

12.    OUTLINE OF UNDERWRITING, ETC.:

       (A) Nikko undertakes to make a public offering of up to 300 million Shares in accordance with an agreement dated July 14, 1998 entered into with the Distributor in connection with the sale of the Shares in Japan.

       (B) During the subscription period, Nikko will forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other handling securities companies (the "Handling Securities Companies") to the Distributor.

       (C)    The Fund has appointed Nikko as the Agent JSDA Member in Japan.

       Note: "The Agent JSDA Member" shall mean a financial institution which, under a contract made with a foreign issuer of
              investment securities,   makes  public  the   information
              concerning the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other Handling Securities Companies rendering such other services.

13.    MISCELLANEOUS:

       (A) Method of Subscription:

           Investors who subscribe for Shares shall enter into an agreement with a Handling Securities Company concerning transactions of foreign securities. A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account ("Contract") and the investors submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company. Provided, however, that such subscription amount may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer through banks.

           The subscription amount shall be paid in dollars to the Trust, or its designee, by Nikko on the Payment Date or such other time as may be required by laws of U.S..

       (B) Custody of Shares

           In the interest of economy and convenience, certificates for shares will not be issued to investors in the U.S. To shareholders in Japan, the Trust shall issue a global certificate representing Shares of such Shareholders, and such global certificate shall be held in custody in the name of Nikko by the Custodian, the Distributor or any designated entity thereof; provided, however, that neither Nikko nor shareholders in Japan can withdraw the said global certificate or any part of it from the custody, or request the Trust to issue any certificate (in definitive form or otherwise) representing any Share. Shareholders in Japan shall be required to entrust the custody of their Shares with Nikko.

           The matters concerning the receipt are in accordance with the Contract.

       (C) Expenses summary:

           Expenses are one of several factors to consider when investing. The following table summarizes an investor's maximum transaction costs from investing in Shares of the Fund and expenses incurred in respect of Shares in the most recent fiscal year.

       Shareholder transaction expenses

              Sales load imposed on purchases                (Notes)
              Redemption fee                                  None

       Annual Fund operating expenses
       (as a percentage of average net assets)

              Administrative fees                            0.18%
              Advisory fees                                  0.25%
              12b-1 (service) fees                           0.25%
-----------------------------------------------------------------------------------------------------------------------
              Total Fund operating expenses                  0.68%

     The table is provided to help you understand the expenses of investing in Shares of the Fund and of your share of the operating expenses. The expenses shown in the table do not reflect the application of credits that reduce certain Fund expenses.

       (Note)        See 6. "Sales Charge" above.

PART II. INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND

1.   GENERAL INFORMATION

(A)  Outline of Laws Regulating the Fund in the Jurisdiction Where Established:

(1)  Name of the Fund:

     PIMCO FUNDS (the "Trust")

     The Trust is an umbrella fund consisting of sub-funds, the sub-fund shares of which will be offered in Japan is PIMCO Total Return Fund (the "Fund").

(2)  Form of the Fund

     The Fund is a diversified series of the Trust, a Massachusetts business trust organized on February 19, 1987. The Trust was created under, and is subject to, the General Laws of the Commonwealth of Massachusetts. A Massachusetts business trust is an association organized by the execution and delivery of a declaration of trust, which establishes the rights and obligations of the trustees of the trust and the holders of its shares of beneficial interest. Unlike a corporation, which is a form of organization created through compliance with applicable state statutes, a Massachusetts business trust is created by agreement (i.e., the declaration of trust). While the General Laws of Massachusetts require that a Massachusetts business trust file its declaration of trust with the Commonwealth of Massachusetts, such filing is not a condition precedent to the existence of the trust. As such, the Fund is a contract type of investment fund. A copy of the Trust's Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts.

The Trust is an open-end management investment fund with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more series or classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. The Trust's shares currently are divided into twenty-seven series, one of which is this PIMCO Total Return Fund, and the Fund's shares are divided into six classes. Only the Fund's Administrative Class shares currently are offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net residual assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares of the Trust have the right to call a meeting to consider the removal of a Trustee.

(3)  Governing Law

     The Trust is registered with the United States Securities and Exchange Commission (the "SEC") as an investment company and is therefore subject to regulation under the United States Investment Company Act of 1940, as amended (the "1940 Act"). The sale of the Fund's shares is subject to, among other things, the United States Securities Act of 1933, as amended (the "1933 Act"). The Fund also intends to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

     The following is a brief outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

      a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts, which provides, Inter alia, as follows:

         A copy of the Declaration of Trust must be filed with the Secretary of State of the Commonwealth of Massachusetts. Any amendment of the Declaration of Trust must be filed with the Secretary within thirty days after the adoption of such amendment.

         The Trust must annually file with the Secretary of State on or before June 1 a report providing the name of the Trust, its address, number of shares outstanding and the names and address of its trustees.

         Penalties may be assessed against the Trust for failure to comply with certain of the provisions of Chapter 182.

     b.  Investment Company Act of 1940

          The 1940 Act generally requires investment companies to register as such with the SEC, and to comply with a number of substantive regulations of their operations. The 1940 Act requires, among other things, that an investment company provide periodic reports to its shareholders, generally limits an investment company's ability to engage in transactions with its affiliates, and requires that the company's contract with its investment manager be approved by shareholders and the independent members of the investment company's governing board. The 1940 Act also imposes limits on the capital structure of an open-end investment company by effectively limiting the securities that such an investment company may issue to common shares and by restricting the investment company's ability to incur debt.

          c.   Securities Act of 1933

          The 1933 Act regulates sales of securities unless the securities are exempt or excluded from regulation under that Act. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          d.   Securities Exchange Act of 1934

          The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents, brokers, and dealers.

          e.   The Internal Revenue Code

          The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes, which will subject the Trust to restrictions applicable to the sources from which it derives its gross income, the diversification of its assets and the distribution of its investment company taxable income and tax exempt interest, and to meet all other requirements necessary for it to be relieved of U.S. federal taxes on income and gains it distributes to shareholders. Shareholders that are not exempt from taxation must pay tax on their distributions even if they reinvest their dividends in the Fund.

          f. Other Laws

          The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the registration of the Fund's shares.

(B)  Outline of the Competent Authorities

     Among the regulatory authorities having jurisdiction over the Trust or certain of its operations are the SEC, the Internal Revenue Service, and state regulatory agencies or authorities.

     a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Trust and the Fund. The 1940 Act provides the SEC with broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

     b. The Internal Revenue Service has broad authority to administer and enforce the federal tax laws, including the authority to inspect the records of the Trust and the Fund to monitor compliance with applicable tax laws and regulations.

     c. State authorities have the authority to require the registration of investment company securities sold to their residents or within their jurisdictions and to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

(C)  Objects and Basic Nature of the Fund:

     The Fund, a diversified mutual fund, seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

(D)  History of the Fund:

               February  19,  1987:  Organization  in the  name of  Pacific
               Investment Management Institutional Trust as a Massachusetts business trust issuing a single class of shares, (subsequently designated the "Institutional Class"). Adoption of Declaration of Trust

               February 25, 1992:  Change of the name of the Trust to PIMCO
               Funds.  Amendment of  Declaration  of Trust  Amended and Restated
               Establishment  and Designation of Total Return Portfolio as Total
               Return Fund

               May 31, 1994: Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate Class A
               (redesignated  "Institutional  Class") and Class B  (redesignated
               "Administrative Class") shares.

               August 27,  1996:  Amended and  Restated  Establishment  and
               Designation of Total Return Fund so as to establish and designate three new classes of Shares, designated Class A, Class B and Class C shares.

               February  24,1998:  Amended and Restated  Establishment  and
               Designation of Total Return Fund so as to establish and designate an additional class of shares; Class D shares.

               July 22, 1998: Commencement of public offering of the Administrative Class Shares of Total Return Fund in Japan.


(E)  Affiliated Companies of the Fund:

     Names and related business of the affiliated companies of the Fund are as follows:

(1)  Pacific   Investment   Management  Company  (the   "Administrator",   the
     "Investment   Advisor"  the  "Advisor"  or  "PIMCO")  renders  investment advisory and administrative services to the Fund.

(2) Investors Fiduciary Trust Company (the "Custodian" or the "Transfer Agent") acts as custodian, transfer agent, and dividend disbursing agent.

(3) PIMCO Funds Distributors LLC (the "Distributor") engages in providing distribution and marketing services to the Fund.

(4) The Nikko Securities Co., Ltd. (the "Distributor in Japan" and "Agent JSDA Member") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent JSDA member.

                           Related parties to the Fund
                           ---------------------------

                                    [CHART]

2.   INVESTMENT POLICY

(A)  Basic Policy for Investment and Objects of Investment:

     The investment objective and general investment policies of the Fund are described below. There can be no assurance that the investment objective of the Fund will be achieved. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when in the opinion of the Advisor it is appropriate to do so. It is impossible to predict for how long such alternative strategies will be utilized. The value of all securities and other instruments held by the Fund will vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Fund will vary.

     The investment objective of the Fund is fundamental and may not be changed without shareholder approval by vote of a majority of the outstanding shares of the Fund. If there is a change in the Fund's investment objective, including a change approved by a shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

     Specific portfolio securities eligible for purchase by the Fund, investment techniques that may be used by the Fund, and the risks associated with these securities and techniques are described more fully below under "Characteristics and Risks of Securities and Investment Techniques".

Total Return Fund Description

     The investment objective of the Fund is to seek to maximize total return, consistent with preservation of capital and prudent investment management.

     In selecting securities for the Fund, the Advisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Advisor's outlook for the U.S. and non-U.S. economies, the financial markets, and other factors.

     The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of the following types of securities, which may have a variety of maturities: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, catastrophe bonds, and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states and local governments and their agencies and instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies.

     The average portfolio duration of the Fund will normally vary within a three to six-year time frame based on the Advisor's forecast for interest rates. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade (i.e., securities rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P")) but rated B or higher by Moody's or S&P (or, if unrated, determined by the Advisor to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Description of Securities Ratings." The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Advisor believes to be relatively undervalued. The Fund may invest all of its assets in derivative instruments or in mortgage- or asset-backed securities.

     The Fund may adhere to its investment policy by entering into a series of purchase and sale contracts or utilizing other investment techniques by which it may obtain market exposure to the securities in which it primarily invests. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income. The Fund may purchase and sell options and futures subject to the limits discussed below, engage in credit spread trades and enter into forward foreign currency contracts.

     As a non-fundamental, operating policy, the Advisor intends to use foreign currency-related derivative instruments (currency futures and related options, currency options, forward contracts and swap agreements) in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the Fund denominated in currencies other than the U.S. dollar. There can be no assurance that the Advisor will be successful in doing so. The active use of currency derivatives involves transaction costs which may adversely affect yield and return.

Total Return

     The "total return" sought by the Fund will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares), or realized from the purchase and sale of securities and use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. The change in market value of fixed income securities (and therefore their capital appreciation or depreciation) is largely a function of changes in the current level of interest rates.

     In managing fixed income securities, one of the principal tools generally used by the Advisor is "duration," which is a measure of the expected life of a fixed income security on a present value basis, incorporating a bond's yield, coupon interest payments, final maturity and call features. See "Description of Duration." Generally, when interest rates are falling, a portfolio with a shorter duration will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the duration of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

Investment Risks and Considerations

     The following are some of the principal risks of investing in the Fund. Investors should read this document carefully for a more complete discussion of the risks relating to an investment in the Fund. The net asset value per share of the Fund may be less at the time of redemption than it was at the time of investment. Generally, the value of fixed income securities can be expected to vary inversely with changes in prevailing interest rates, i.e., as interest rates rise, market value tends to decrease, and vice versa. In addition, the Fund may invest in securities rated lower than Baa by Moody's or BBB by S&P. Such securities carry a high degree of credit risk and are considered speculative by the major rating agencies.

     The Fund may invest in securities of non-U.S. issuers, which may be subject to additional risk factors, including foreign currency and political risks, not applicable to securities of U.S. issuers. The Fund's investment techniques may involve a form of borrowing, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. The Fund may sell securities short, which exposes the Fund to a risk of loss if the value of the security sold short should increase.

     The Fund may use derivative instruments, consisting of futures, options, options on futures, and swap agreements, for hedging purposes or as part of its investment strategies. Use of these instruments may involve certain costs and risks, including the risk that the Fund could not close out a position when it would be most advantageous to do so, the risk of an imperfect correlation between the value of the securities being hedged and the value of the particular derivative instrument, and the risk that unexpected changes in interest rates may adversely affect the value of the Fund's investments in particular derivative instruments. Unless otherwise indicated, all limitations applicable to the Fund's investments (as stated in this document) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Fund's assets invested in certain securities or other instruments, or change in the average duration of the Fund's investment portfolio, resulting from market fluctuations or other changes in the Fund's total assets, will not require the Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The Fund offers its shares to both retail and institutional investors. Institutional shareholders, some of whom also may be investment advisory clients of the Advisor, may hold large positions in the Fund. Such shareholders may on occasion make large redemptions of their holdings in the Fund to meet their liquidity needs, in connection with strategic adjustments to their overall portfolio of investments, or for other purposes. Large redemptions from the Fund could require the Advisor to liquidate portfolio positions when it is not most desirable to do so. Liquidation of portfolio holdings also may cause the Fund to realize taxable capital gains.

        Characteristics and Risks of Securities and Investment Techniques

     The following describes in greater detail different types of securities and investment techniques used by the Fund, and discusses certain concepts relevant to the investment policies of the Fund.

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Corporate Debt Securities

     Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities" below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Investments in corporate debt securities that are rated below investment grade (rated below Baa (Moody's) or BBB (S&P)) are described as "speculative" both by Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Moody's also describes securities rated Baa as having speculative characteristics. The Advisor seeks to minimize these risks through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. See "Description of Securities Ratings." Investments in high yield securities are discussed separately below under "High Yield Securities ("Junk Bonds")."

Convertible Securities

     The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

     The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund's ability to achieve its investment objectives.

     While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, legal or technical restrictions. In such cases, the Fund may consider equity securities or convertible bonds to gain exposure to such investments.

Loan Participations and Assignments

     The Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, the Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

     Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See "Illiquid Securities" for a discussion of the limits on the Fund's investments in loan participations and assignments with limited marketability. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, the Fund's rights against the borrower may be more limited than those held by the original lender.

Delayed Funding Loans and Revolving Credit Facilities

     The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).

     The Fund may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments." The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that the Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund has adopted a policy under which the Fund will invest no more than 5% of its net assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities. See "Mortgage-Related and Other Asset-Backed Securities" for a discussion of IOs and POs.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that secures inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semi-annual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-Related And Other Asset-Backed Securities

     The Fund may invest all of its assets in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly.

Mortgage-Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see "Reverse Repurchase Agreements, Dollar Rolls, and Borrowings"), CMO residuals or stripped mortgage-backed securities ("SMBS"), and may be structured in classes with rights to receive varying proportions of principal and interest.

     A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. The Fund has adopted a policy under which the Fund will invest no more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Fund may invest in other asset-backed securities that have been offered to investors.

Repurchase Agreements

     For the purpose of achieving income, the Fund may enter into repurchase agreements, which entail the purchase of a portfolio-eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Fund will invest no more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Reverse Repurchase Agreements, Dollar Rolls, and Borrowings

     A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund generally will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements and, to this extent, a reverse repurchase agreement (or economically similar transaction) will not be considered a "senior security" subject to the 300% asset coverage requirements otherwise applicable to borrowings by the Fund.

     The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls.

     To the extent that positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered through the maintenance of segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 331/3% of the Fund's total assets. Apart from such transactions, the Fund will not borrow money, except for temporary administrative purposes.

Loans of Portfolio Securities

     For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided:

     (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned;

     (ii) the Fund may at any time call the loan and obtain the return of the securities loaned;

    (iii) the Fund will receive any interest or dividends paid on the loaned securities; and

     (iv) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of the Fund.

     The Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the security loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When such purchases are outstanding, the Fund will segregate until the settlement date, assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

     The Fund may from time to time effect short sales as part of its overall portfolio management strategies, including the use of derivative instruments, or to offset potential declines in value of long positions in similar securities as those sold short. A short sale (other than a short sale against the box) is a transaction in which the Fund sells a security it does not own at the time of the sale in anticipation that the market price of that security will decline. To the extent that the Fund engages in short sales, it must (except in the case of short sales "against the box") maintain asset coverage in the form of segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Non-U.S. Securities

     The Fund may invest directly in fixed income securities of non-U.S. issuers. The Fund will concentrate its non-U.S. investments in securities of issuers based in developed countries; however, the Fund may invest up to 10% of its assets in securities of issuers based in a country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities.

     Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other. Investing in the securities of issuers in any non-U.S. country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in non-U.S. countries. Additionally, non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than U.S. securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in non-U.S. securities may include higher custodial fees than apply to U.S. custodial arrangements and transaction costs of non-U.S. currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     The Fund may invest in the securities of issuers based in countries with developing economies. Investing in developing (or "emerging market") countries involves certain risks not typically associated with investing in U.S.
securities, and imposes risks greater than, or in addition to, risks of investing in non-U.S., developed countries. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Also, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

     Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

     The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

     The Fund's investments in non-U.S. dollar denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes.

Foreign Currency Transactions

     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. For example, significant uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

     The Fund may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in non-U.S. currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a non-U.S. currency or to shift exposure to non-U.S. currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees to cover its obligations under forward non-U.S. currency exchange contracts entered into for non-hedging purposes.

     The Fund may invest in options on non-U.S. currencies and non-U.S. currency futures and options thereon. The Fund also may invest in non-U.S. currency exchange-related securities, such as non-U.S. currency warrants and other instruments whose return is linked to non-U.S. currency exchange rates. The Fund will use these techniques to hedge at least 75% of its exposure to non-U.S. currency. For a description of these instruments, see "Derivative Instruments" below.

High Yield Securities ("Junk Bonds")

     The Fund may invest up to 10% of its assets in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if not rated, of comparable quality). Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Securities rated Baa are considered by Moody's to have some speculative characteristics. Investors should consider the following risks associated with high yield securities before investing in the Fund.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Advisor deems it in the best interest of shareholders.

     During the year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month in the Fund's fiscal year, the Fund had the following percentages of its net assets invested in securities rated in the categories indicated as rated by Moody's (or, if unrated, determined by the Advisor to be of comparable quality). See "Description of Securities Ratings."

                                              Below
 Prime 1       Aaa        Aa        A        Prime 1      Baa       Ba       B

 20%           47%        0%        13%        6%         8%        6%       0%

     These figures are intended solely to provide disclosure about the Fund's asset composition during its most recent fiscal year. The asset composition after this time may or may not be approximately the same as represented by such figures. In addition, the categories reflect ratings by Moody's, and ratings assigned by S&P may not be consistent with ratings assigned by Moody's or other credit ratings services, and the Advisor may not necessarily agree with a rating assigned by any credit rating agency.

Derivative Instruments

     The Fund may purchase and write call and put options on securities, securities indexes and non-U.S. currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund also may enter into swap agreements with respect to non-U.S. currencies, interest rates, and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of its overall investment strategies. The Fund may also purchase and sell options relating to non-U.S. currencies for purposes of increasing exposure to a non-U.S. currency or to shift exposure to non-U.S. currency fluctuations from one country to another. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to limit leveraging of the Fund.

     Derivative instruments are considered for these purposes to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The Fund may invest all of its assets in derivative instruments. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative instruments may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     Options on Securities, Securities Indexes, and Currencies. The Fund may purchase put options on securities and indexes. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may also purchase call options on securities and indexes. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

       The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

     The Fund may buy or sell put and call options on non-U.S. currencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce non-U.S. currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Swap Agreements. The Fund may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the U.S. Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in non-U.S. dollar currency-denominated securities, may also invest in non-U.S. currency futures contracts and options thereon.

     There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

     The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or non-U.S. exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the U.S. Commodity Futures Trading Commission ("CFTC") or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, the Fund will invest no more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Catastrophe Bonds

     The Fund may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophe event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on companywide losses, index portfolio losses, industry indexes, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Investment in Investment Companies

     The Fund may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio Turnover

     The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains. The portfolio turnover rate for the Fund is set forth under "PART- Financial Highlights."

Illiquid Securities

     The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Advisor may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities) and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Advisor has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the U.S. federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Service Systems-- Year 2000 Problem

     Many of the services provided to the Fund depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, that could have an adverse impact on the Fund's operations and services provided to the shareholders. Similarly, information processing difficulties may adversely impact the business of companies in which the Fund may invest and, consequently, the market value of securities issued by such companies. The Advisor, Distributor, Shareholder Servicing and Transfer Agent, Custodian, and certain other service providers to the Fund have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected, nor can there be any assurances that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Fund or on global or U.S. domestic markets or economies, generally.

Description of Duration

     Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the Advisor.

     Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

     Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

     Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. For inflation-indexed bonds, duration is calculated on the basis of modified real duration, which measures price changes of inflation-indexed bonds on the basis of changes in real, rather than nominal, interest rates. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the anticipated economic life of a security into the determination of its interest rate exposure.

Description of Securities Ratings

     The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Advisor to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

     Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: Not rated.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated B are regarded as having only speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

(B) Restrictions of Investment:

     The Fund's investment objective as set forth under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without shareholder approval by vote of a majority of the outstanding shares of the Fund. Under these restrictions, the Fund may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

     (2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds;

     (3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer;

     (4) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein;

     (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the prospectus filed in the U.S. and in the statement of additional information relating thereto, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

     (6) borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, options on futures, and other derivative instruments as described in the prospectus filed in the U.S. and in the statement of additional information relating thereto (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for futures contracts, and commitments entered into under swap agreements or other derivative instruments will not be deemed to be pledges of the Fund' assets);

     (7) lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) investment in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust.

     (8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or

     (9) maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the prospectus filed in the U.S. and in the statement of additional information relating thereto.

     To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the maintenance of segregated assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowing by the Fund.

     The Fund is also subject to non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

     Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and in the prospectus filed in the U.S. and in the statement of additional information relating thereto) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of the Fund's investment portfolio, resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


Investment Restriction pursuant to Japanese Regulations

     In addition, the Fund will, so long as the Shares are being offered for subscription by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association;

     1. The Trust will not sell the Shares in Japan except through PIMCO Funds Distributors LLC.

     2. The Trust will not sell the Shares in Japan with any special services, such as life insurance and pension, and/or any commodities.

     3. The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Fund.

     4. The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Fund acquired by Japanese investors as required by Section 5(2) of the Standards of Foreign Investment Fund Securities of the Japan Securities Dealers Association.

     5. The assets of the Fund may not be used to underwrite securities issued by other persons.

     6. The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

     7. The Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

     8. The Fund may not invest in voting securities of any issuer if, immediately after such investment, more than 10% of the total assets of the Fund (taken at current value) would be invested in such securities of such issuer.

     9. The Fund may not acquire more than 10% of the outstanding voting securities of any issuer; and the Fund may not acquire more than 15% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by Pacific Investment Management Company.

     10. The Fund may not invest more than 10% of its total assets in the securities of any other investment funds or companies, except as they may be acquired temporarily as part of a merger, consolidation or acquisition of assets.

     11. The Fund may not invest more than 10% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by Pacific Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

     12. The Fund may not grant any rights or privileges to purchase the Shares to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

     13. None of the portfolio securities of the Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment Management Company, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

     If any of the foregoing standards shall, at any time when the Shares are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

(C)  Distribution Policy:

     Shares begin earning dividends on the effective date of purchase, which shall be the Payment Date on which the subscription amount of the relevant Shares is received by the Trust. Dividends are declared daily from net investment income to shareholders of record at the close of the previous business day, and distributed to shareholders monthly. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once yearly. Dividend and capital gain distributions of the Fund will be reinvested in additional Shares unless the shareholder elects to have them paid in cash, though shareholders in Japan may only elect to receive them in cash. The dividend may, in certain circumstances, be set off with the Sales Charge, and is closely connected to the terms of the subscription and repurchase; the details thereof are set out in "3. Management Structure, (A) C. Sales, Repurchase and Custody, (1) b. Sales in Japan and (2) b. Repurchase in Japan" below.

3.   MANAGEMENT STRUCTURE

(A)  Outline of Management of Assets, etc.:

A.   Valuation of assets:

     The net asset value per share of Shares of the Fund will be determined once on each day on which the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (normally 4:00 p.m., Eastern time) on the Exchange by dividing the total market value of the Fund's portfolio investments and other assets attributable to Administrative Class shares of the Fund, less any liabilities, by the number of total outstanding shares of that class. Net asset value will not be determined on the following days on which the Exchange is closed: Sunday, Saturday, New Year's Day, Martin Luther King, Jr. Day,
President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     Quotations of non-U.S. securities in non-U.S. currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Board of Trustees determines that amortized cost is their fair value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     The Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share.

B.   Management Fee, etc.:

     (1)  Advisory and Administrative Fees:

Investment Advisor

     Pacific Investment Management Company serves as Investment Advisor to the Fund pursuant to an investment advisory contract. The Investment Advisor manages the investment and reinvestment of the assets of the Fund. The Investment Advisor is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers or dealers selected by it in its discretion.

Fund Administrator

     Pacific Investment Management Company also serves as Administrator for the Fund's Administrative Class Shares pursuant to an administration agreement with the Trust. The Administrator provides administrative services for Administrative Class shareholders of the Fund, which include clerical help and accounting, bookkeeping, internal audit services, and certain other services required by the Fund, preparation of reports to the Fund's shareholders and regulatory filings. In addition, the Administrator, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Fund, and is responsible for the costs of registration of the Fund's shares and the printing of prospectuses and shareholder reports for current shareholders.

     The Fund (and not the Administrator) is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of Pacific Investment Management Company or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include servicing fees payable with respect to Shares, and may include certain other expenses as permitted by the Trust's Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, subject to review and approval by the Trustees.

Advisory and Administrative Fees

     The Fund features fixed advisory and administrative fee rates. For providing investment advisory and administrative services to the Fund as described above, Pacific Investment Management Company receives monthly fees from the Fund at an annual rate based on the average daily net assets of the Fund as follows:

                   Advisory                  Administrative
                   Fee Rate                  Fee Rate

                     .25%                       .18%

     Both the investment advisory contract and administration agreement with respect to the Fund may be terminated by the Trustees at any time on 60 days' written notice. The investment advisory contract may be terminated by the Investment Advisor on 60 days' written notice. Following the expiration of the two-year period commencing with the effectiveness of the administration agreement, it may be terminated by the Administrator on 60 days' written notice. Following their initial two-year terms, the investment advisory contract and administration agreement will continue from year to year if approved by the Trustees.

     For the fiscal years ended March 31, 1998, 1997, and 1996, the aggregate amount of the advisory fees paid by the Fund was as follows:

Year Ended                           Year Ended                         Year Ended
3/31/98                              3/31/97                            3/31/96

$38,327,843                          $ 29,232,090                       $ 22,775,075

     For the fiscal years ended March 31, 1997,1996 and 1995, the aggregate amount of the administration fees paid by the Fund was as follows:

Year Ended                           Year Ended                         Year Ended
 3/31/98                              3/31/97                            3/31/96

$29,219,721                          $ 21,266,359                       $ 13,084,413

(2)  Administrative Class Servicing Fees

     The Distributor, a wholly owned subsidiary of PIMCO Advisors L.P., serves as the principal underwriter of the Fund's shares pursuant to a Distribution Contract. The Distributor is a broker-dealer registered with the SEC.

     The Distribution Contract is terminable with respect to the Fund or Shares without penalty, at any time, by the Fund or Administrative Class Shares by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obliged to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to the Fund or Shares for successive one - year periods, provided that such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Administrative Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

Service and Distribution Fees

     The Trust has adopted an Administrative Service Plan and a Distribution Plan (the "Plans") with respect to the Administrative Class shares of the Fund. Under the terms of the Plans, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution and marketing of Shares and/or the provision of certain shareholder services (in the case of the Distribution Plan) or the administration of plans or programs that use Shares as their funding medium (in the case of the Administrative Services Plan), and to reimburse certain other related expenses.

     Under the terms of the Administrative Class Distribution Plan, these services may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about the Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information relating thereto; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Shares; and assisting investors in completing application forms and selecting dividend and other account options. Under the terms of the Administrative Services Plan, the services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may not receive both distribution and administrative services fees with respect to the same assets but may with respect to separate assets receive fees under both a Distribution Plan and Administrative Services Plan.

     Each Plan provides that it may not be amended to materially increase the costs which shareholders of Shares may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the National Association of Securities Dealers, Inc. (the "NASD") limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Service Plan that they will have with respect to the Distribution Plan.

     For the fiscal year ended March 31, 1998, the Administrative Class Shares of the Fund paid aggregate fees under the Plans to qualified service providers in the amount of $699,976.

(3)  Other Expenses:

     Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The series of the Trust are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses; which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares.

Trustee Compensation Table

     The following table sets forth information regarding compensation received by the Trustees from the Trust and certain other investment companies for which the Investment Advisor provides investment advisory services for the fiscal year ended March 31,1998.

                                                                         Total Compensation from Trust
                                       Aggregate Compensation            and Fund Complex Paid to
                                            from Trust (2)                       Trustee (3)
          Name (1)

Guilford C. Babcock                            $57,500                           $70,500

Vern O. Curtis                                 $60,090                           $74,123

Thomas P. Kemp                                 $57,500                           $70,500

William J. Popejoy                             $57,500                           $70,500

(1) Each of Mr. Harris and Mr. Burns, Trustees of the Trust, is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Investment Advisor so that the Trust does not incur any expense in connection with his compensation.

(2) Each Trustee, other than those affiliated with the Investment Advisor or its affiliates, received an annual retainer of $45,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 1998, the unaffiliated Trustees as a group received compensation in the amount of $232,590.

(3) Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO
     Commercial Mortgage Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and $500 for each meeting attended telephonically plus reimbursement of related expenses In addition, a Director serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $500. For the one year period ended March 31, 1998, the unaffiliated Directors as a group received compensation in the amount of $42,790.

     The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $500. For the one year period ended March 31, 1998, the unaffiliated Trustees as a group received compensation in the amount of $10,243.

C.   Sales, Repurchases and Custody:

(1)  Sales of Shares:

a.   Sales in the United States

          Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and the Fund pays service and/or distribution fees to such entities for services they provide to shareholders of that class.

          The Administrative Class Shares may be purchased at the relevant net asset value of the Administrative Class without a sales charge. The minimum initial investment for shares of the Administrative Class is $ 5 million.

          An  account  may  be  opened  by  completing   and  signing  a  Client
     Registration Application and mailing it to the Trust.

          Purchases of Shares of Administrative Class generally can only be made by wiring federal funds to Investors Fiduciary Trust Company (the "Transfer Agent"). Before wiring federal funds, the investor must first telephone the Trust to receive instructions for wire transfer, and the following information will be requested: name of authorized person; shareholder name; shareholder account number; name of Fund and share class; amount being wired; and wiring bank name.

          A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of business (ordinarily, 4:00 p.m., Eastern time) on a day the Trust is open for business will be effected at that day's net asset value. An order received after the close of business will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of, business and communicated to the Transfer Agent by 9:00 a.m. Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Trust is "open for business" on each day the Exchange is open for trading, which excludes the following days: Sunday, Saturday, New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

     b.   Sales in Japan

          The terms applicable to an investor's account may restrict the frequency or timing of purchases, exchanges or redemptions, which may have the effect of limiting an investor's ability to respond to changing market conditions.

          The offer for subscription of the Shares may be made in Japan on any date (which is a Fund Business Day and a business day in Japan), during the subscription period, referred to in "Part I. Information Concerning Securities, 8. Period of Subscription" of the Securities Registration Statement filed by the Trust in accordance with the terms set forth in "Part I. Information Concerning Securities" of the Securities Registration Statement.

          A Handling Securities Company shall provide to the investors the Contract and receive from such investors an application for requesting the opening of a transactions account under the Contract. The purchase shall be made in the minimum investment of 100 Shares and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription.

          The issue price per Share shall be, in principle, the net asset value per Share, next calculated on a Fund Business Day on which the Trust has received the application for purchase of such Share. The Trade Day in Japan is the day (which shall be a business day in Japan) on which the Handling Securities Company obtains a confirmation from the Trust to the effect that the relevant order is executed; such Trade Day is ordinarily the business day in Japan immediately following the day on which the relevant application for purchase of Shares is made to the Handling Securities Company. The settlement shall be made with the investors on the third business day (which is the business day in Japan) after the Trade Day.

          The dividend is declared on a daily basis and shall be calculated as of the last Fund Business Day of each month, so that the dividend shall be paid out with respect of such month. The dividend shall be paid out by the Trust on the first Fund Business Day of each month, and such dividend shall be paid in yen to the investors in Japan on the business day in Japan immediately following the business day in Japan on which the Handling Securities Company confirms its receipt of dividend (which confirmation may ordinarily be made on the business day in Japan following the date the dividend is paid out from overseas). The details of payment method of such dividend to each investor is determined by the Handling Securities Company and each such investor. The dividend shall be attributable to the shareholders from and including the business day in Japan on which the settlement is made (such date is usually the fourth business day after the date of application for purchase made to the Handling Securities Company).

          The Sales Charge shall be payable monthly at the certain rates of the net asset value per Share on the last Fund Business Day of the month in respect of which the relevant dividend, set forth in the next sentence, is calculated in equal monthly installments up to 24 times, depending on the number of Shares applied, as set forth in "Part I. Information Concerning Securities, 6. Sale Charge" in the Securities Registration Statement of the Trust. Such Sales Charge shall become payable, by deducting from the dividend, starting two months after the month in which the application for purchase is made. If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in the next month.

          The Shareholders in Japan are required to entrust the custody of their Shares represented by a global certificate with Nikko. The matters concerning the receipt are in accordance with the Contract.

          The subscription amount of Shares shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company. Provided, however, that such subscription amount may be paid in dollars to the extent acceptable to Handling Securities Company, such as by means of wire transfer through banks.

          In addition, the Handling Securities Companies in Japan who are members of the Japan Securities Dealers Association ("JSDA") cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen 500,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established by JSDA.

     c.   Other Purchase Information

          In the interest of economy and convenience, certificates for Shares will not be issued to the investors in the U.S. For description of the Shares of the investors in Japan, see "(5) Custody of Shares" below.

          The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of Administrative Class Shares or to reject any purchase order, in whole or in part, or to redeem Administrative Class Shares, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. The Trust and the Distributor may also waive the minimum initial investment for certain investors.

          The Trust and Advisor each reserves the right to restrict purchases of Administrative Class Shares when a pattern of frequent purchases and sales made in response to short-term fluctuation in share price appears evident.

(2)  Repurchase of Shares:

     a.   Repurchase in the United States

Redemptions by Mail

     Administrative Class Shares may be redeemed by submitting a written request to the Trust, stating the Fund from which the Administrative Class Shares are to be redeemed, the class of shares, the number or dollar amount of the Shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

Redemptions by Telephone or Other Wire Communication

     If an election is made on the Client Registration Application (or subsequently in writing), redemptions of Administrative Class Shares may be requested by calling the Trust or by other means of wire communication. Investors should state the Fund and class from which the Administrative Class Shares are to be redeemed, the number or dollar amount of the Administrative Class Shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

     In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO and the Transfer Agent to be genuine. Neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the prospectus describing the Shares. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below.

     Shareholders may decline telephone redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Other Redemption Information

     Redemption requests for Shares are effected at the net asset value per share next determined after receipt in good order of the redemption request by the Trust or its designee. A redemption request received by the Trust or its designee prior to 4:00 p.m. Eastern time on a day the Trust is open for business is effective on that day. A redemption request received after that time becomes effective on the next business day.

     Payment of the redemption price will ordinarily be wired to the investor's bank one business day after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application.

     For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures.

b.   Repurchase in Japan

     The Shareholders in Japan may request for repurchase of their Shares only on the last Fund Business Day in each month. For such purpose, such Shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with the Handling Securities Company during the period of five business days in Japan on and prior to the last Fund Business Day in each month. The request for repurchase is made to the Trust through PIMCO Fund Distributors LLC, the Distributor, and through the Handling Securities Company. The repurchase may be made per Share. The repurchase price is equal to the net asset value per Share on the Fund Business Day on which the Trust receives the request for repurchase. The Trade Day for each repurchase is the business day in Japan on which the Handling Securities Company receives a confirmation from the Trust or any designated entity thereof to the effect that the repurchase order is executed (such confirmation may usually be received in Japan on the business day in Japan immediately after the last Fund Business Day on which the relevant request for repurchase is made). The settlement is usually made on the third business day in Japan immediately after the Trade Day for the relevant repurchase. Provided, however, that the Shareholder in Japan who requests the repurchase of Share will cease to be a Shareholder as of the date on which the Trust receives, through the Handling Securities Company, and confirms the execution of, the relevant repurchase. In case the request for repurchase is made, the dividend shall be paid from and including the date of settlement of each subscription of Shares on which the subscription amount of Shares is received by the Trust (or, if any dividend is already paid, from the first Fund Business Day of the month in which the request for repurchase is made) to and including the last Fund Business Day on which the request for repurchase is made (which is the Trade Day for each repurchase); accordingly, no dividend is payable with respect to the period after the Trade Day for each repurchase until the date of settlement of repurchase. If all or any part of the Sales Charge (which is stated in "Part I. Information Concerning Security, 6. Sales Charge" of the Securities Registration Statement of the Trust) is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. The repurchase shall be paid in yen through the Handling Securities Company in accordance with the Contract. The yen exchange rate therefor shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each repurchase and which shall be determined by such Handling Securities Company; provided, however, that such repurchase price may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer to banks.

(3)  Suspension of Repurchase:

     The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for protection of investors.

(4)  Trust's right to redeem Shares

     Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Administrative Class Shares of the Trust in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the Administrative Class Shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000, or $10,000 as the case may be. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, managed product sponsored by PIMCO Advisors.

     The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Administrative Class Shares would ever be redeemed in kind. If Administrative Class Shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

(5)  Custody of Shares:

     In the interest of economy and convenience, certificates for Shares will not be issued to shareholders in the U.S.

     To shareholders in Japan, the Trust shall issue a global certificate representing Shares held by such shareholders, and such global certificate shall be held in custody in the name of Nikko by the Custodian, the Distributor or any designated entity thereof; provided, however, that neither Nikko nor shareholders in Japan can withdraw the said global certificate or any part thereof from the custody, or request the Trust to issue of any certificate (in definitive form or otherwise) representing any Share. Shareholders in Japan shall be required to entrust the custody of their Shares with Nikko.

D.   Miscellaneous:

(1)  Duration and Liquidation:

     Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by a vote of the Shareholders holding at least 66 2/3% of the shares entitled to a vote or by written instrument signed by a majority of the Trustees and consented to by a vote of shareholders holding at least 66 2/3% of the shares entitled to a vote, or by such other vote as may be established by the Trustees.

(2)  Accounting Year:

     The accounts of the Fund will be closed each year on March 31.

(3)  Authorized Shares:

     There is no prescribed authorized number of shares, and shares may be issued from time to time.

(4)  Declaration of Trust:

     Originals or copies of the Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the shareholders on such terms as are conferred by law or authorized by the Trustees or by resolutions of the shareholders. Originals or copies of the Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the Commonwealth of Massachusetts.

     The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the Trustees and consented to by a vote of shareholders holding a majority of the share outstanding and entitled to a vote, or by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, or curing, correcting or supplementing any ambiguous, defective or inconsistent provision contained in the Declaration of Trust, or if the Trustees deem it necessary to conform the Declaration of Trust to the requirements of applicable state or federal laws or regulations, including the U.S. Internal Revenue Code, shall not require authorization by shareholder vote.

     In Japan, material changes in the Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.

(5)  Issue of Warrants, Subscription Rights, etc.:

     The Trust may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

(6)  How Performance Is Shown:

     The Trust may, from time to time, include the yield and total return for Administrative Class Shares of the Fund in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment over periods of one, five and ten years (up to the life of the Fund), reflect the deduction of a proportional share of expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). The Fund may advertise total return using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures, such as the currently effective advisory and administrative fees for the Fund. Consistent with SEC rules and informal guidance, for periods prior to the initial offering date of Administrative Class Shares of the Fund, total return presentations for the class will be based on the historical performance of an older class of the Fund (the "Institutional Class"), but not reflecting any higher operating expenses (such as distribution and servicing fees) associated with the Shares. All other things being equal, such higher expenses would have adversely affected (i.e., reduced) total return for Administrative Class Shares by the amount of such higher expenses, compounded over the relevant period. For the one-year, and three-year periods ended March 31, 1998, the average annual total return for Shares of the Fund was 12.36% and 9.86%, respectively. For the period from the September 8, 1994 inception of the Administrative Class of the Fund though March 31, 1998, the annualized total return of the Shares of the Fund was 9.37%. The 30-day yield for the Shares of the Fund for the period ended March 31, 1998 was 5.47%. The Trust also may provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for the Administrative Class Shares of the Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what the Administrative Class Shares of the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     Performance information for the Trust may also be compared to various unmanaged indexes, as well as to indexes prepared for entities or organizations which track the performance of investment companies or investment advisors. Unmanaged indexes generally do not reflect deductions for administrative and management costs and expenses. PIMCO may also report to shareholders or to the public in advertisements concerning the performance of PIMCO as advisor to clients other than the Trust, and on the comparative performance or standing of PIMCO in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund or to the Advisor, should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     Investment results will fluctuate over time, and any presentation of total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period.

(B)  Outline of Disclosure System:

(1)  Disclosure in U.S.A.:

          (i)  Disclosure to shareholders

               In accordance with the 1940 Act, the Trust is required to send to its shareholders annual and semi-annual reports containing financial information.

          (ii) Disclosure to the SEC

               The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1933 Act and the 1940 Act.

(2)  Disclosure in Japan:

     a.   Disclosure to the Supervisory Authority:

    (i)  Disclosure under the Securities and Exchange Law

               When the Fund intends to offer the shares amounting to more than 500 million yen in Japan, it shall submit to the Director-General of Kanto Finance Bureau of Japan securities registration statements together with the copies of the Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the Kanto Finance Bureau.

               The Handling Securities Companies of the shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director-General of Kanto Finance Bureau of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Finance Bureau.

          (ii) Notification, etc. under the Law Concerning Securities Investment Trusts and Securities Investment Corporations

               In order to deal with the subscription, etc. of the Shares, the Fund shall, in advance, notify certain matters concerning the Fund to the Head of the Financial Supervisory Agency in accordance with the Law Concerning Securities Investment Trusts and Securities Investment Corporations (Law No. 198 of 1951) (hereinafter referred to as the "Investment Trust Law"). Also, in case of an amendment to the Declaration of Trust of the Fund and the agreements of the Fund, the Fund shall, in advance, notify such effect and contents thereof to the Head of the Financial Supervisory Agency. Furthermore, the Fund shall, promptly after each fiscal period of the Fund is closed, make and file with the Head of the Financial Supervisory Agency an investment report on certain matters concerning the assets of the Fund in accordance with the Investment Trust Law.

          b.   Disclosure to Japanese Shareholders:

               The Japanese Shareholders will be notified of the material facts which would change their position, including material amendments to the Declaration of Trust of the Trust, and of notices from the Trustees, through the Handling Securities Companies.

               The   financial   statements   shall  be  sent  to  the  Japanese
          shareholders through the Handling Securities Companies or the summary thereof shall be carried in daily newspapers.

(C)  Restrictions on Transactions with Interested Parties:

     None of the portfolio securities of the Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment Management Company, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name),10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restriction and set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including dealer quotation).

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.

     (A)  Rights of Shareholders and Procedures for Their Exercise:

     Shareholders must register their shares in their own name in order to exercise directly their rights as shareholders. Therefore, shareholders in Japan cannot exercise directly their shareholders' rights, because their Shares are registered in the name of Nikko. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Companies. The major rights enjoyed by Shareholders are as follows:

          (i)  Voting rights

               Each share has one vote, with fractional shares voting proportionally. Shares of the Fund will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting for the purpose of removing a Trustee.

          (ii) Repurchase rights

               Shareholders are entitled to request repurchase of shares at their net asset value at any time.

          (iii) Rights to receive dividends

               Shareholders are entitled to receive any distribution declared by the Trustees. Distributions are generally made from net investment income monthly and from any net realized capital gains at least annually.

               Shareholders   may  choose  two  distribution   options,   though
          investors in Japan may only choose the last alternative.

          - Reinvest all distributions in additional Shares without a sales charge; or

          - Receive distributions from net investment income and capital gains distributions in cash.

          (iv) Right to receive distributions upon dissolution

               Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

          (v)  Right to inspect accounting books and the like

               The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by laws or authorized by the Trustees or by resolution of the shareholders.

          (vi) Right to transfer shares

               Shares are transferable without restriction except as limited by applicable law.

          (vii) Rights with respect to the U.S. registration statement

               If, under the 1933 Act, there is any false statement concerning any material information in the U.S. registration statement, or any omission of any statement of material information necessary to be stated therein to avoid materially misleading investors, shareholders are generally entitled to institute a lawsuit, against a person who signed the relevant registration statement, including a trustee of the issuer (or any person placed in the same position) at the time of filing such statement, as well as certain persons involved in preparing such statement.

(B)  Tax Treatment of Shareholders in Japan:

     The tax treatment of shareholders in Japan shall be as follows:

     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.

          a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

          b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.

          c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.

     Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

     The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

(2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

(4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.

(C)  Foreign Exchange Control in U.S.A.:

     In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.

(D)  Agent in Japan:

     Tsunematsu Yanase & Sekine
     Sumitomo Sarugakucho Building, 12th Floor
     8-8, Sarugakucho 2-chome
     Chiyoda-ku, Tokyo

     The foregoing law firm is the true and lawful agent of the Trust to represent and act for the Trust in Japan for the purpose of;

(1) the receipt of any and all communications, claims as to matters involving problems under the laws and the rules and regulations of the JSDA and

(2) any and all judicial and extra-judicial acts and things on behalf of the Trust in connection with any and all disputes, and legal proceedings relating to the sale, offer and repurchase transactions in Japan of the Shares of the Fund.

     The agent for the registration with the Japanese Minister of Finance of the continuous disclosure is each of the following persons:

       Hidetaka Mihara
       Masaki Konishi
       Motohiro Yanagawa
       Attorneys-at-law
       Tsunematsu Yanase & Sekine
       Sumitomo Sarugakucho Building, 12th Floor
       8-8, Sarugakucho 2-chome
       Chiyoda-ku, Tokyo

(E)  Jurisdiction:

     Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

       Tokyo District Court
       1-4, Kasumigaseki 1-chome
       Chiyoda-ku, Tokyo

5.   INVESTMENT CONDITIONS

A.   Conditions of the Investment

                                                                      (As of the end of May, 1998)
      Kinds of Assets               Name of country              Total Value         Investment Ratio (%)
                                                               (U.S. Dollars)

US Treasury Obligations              United States              7,604,388,669              38.93

US Agency Obligations                United States                  7,623,405               0.04

Mortgage-Backed Securities           United States              6,601,283,371              33.80

Asset-Backed Securities              United States                 58,690,728               0.30

Corporate Bonds                      United States              2,373,019,814              12.15

Sovereign Issues                       Australia                   98,226,597               0.50
(Foreign Currency
Denominated)
                                        Canada                     88,404,524               0.45

                                        Germany                     5,481,896               0.03

                                         Japan                     52,503,842               0.27

                                      New Zealand                 169,414,302               0.87

                                    United Kingdom                674,290,774               3.45

Emerging Markets Issues                Argentina                  434,828,429               2.23
(US Dollar Denominated)

                                        Brazil                     59,302,614               0.30

                                        Mexico                     28,354,460               0.15

                                      Philippines                  13,493,943               0.07

                                        Poland                     22,601,892               0.12

Preferred Stock                      United States                 32,893,515               0.17

Net Cash & Equivalents                                          1,208,449,277               6.19

Total (Net Asset Value)                                        19,533,252,052             100.00

Investment ratio is calculated by dividing each asset at its market value by the total  Net  Asset  Value  of the  Fund.
As of the end of May 1998, 58.02%, 3.54%,20.63%, 10.41%. 7.19% and 0.22% of the
total Net  Assets of the Fund was invested in securities rated AAA (or its equivalent),
AA (or its equivalent), A (or its equivalent), BBB (or its equivalent), BB (or its equivalent) and B (or its equivalent) respectively.

B.   Results of Investment

(1)  Movement in Net Assets (Administrative Class Shares)

          (i) Movement in Net Assets as of the end of the indicated fiscal years and as of the end of each month within one year prior to the end of May 1998 is as follows:


                                      Total Net Asset                     Net Asset Value per Share

                                 Dollar          Yen (Million)           Dollar                Yen
                               (Thousand)

 The First FY End of                9,037            12,534.4             10.01               1388.4
 March 1995

 The Second FY                    104,618            14,510.5             10.29               1427.2
 End of March 1996

 The Third FY End of              151,194            20,970.6             10.27               1424.4
 March 1997

 The Fourth FY End of             481,730            66,816.0             10.62               1473.0
 March 1998

 End of June, 1997                177,709            24,648.2             10.52               1459.1

        July, 1997                186,700            25,895.3             10.76               1492.4

      August, 1997                198,660            27,554.1             10.61               1471.6

   September, 1997                228,077            31,634.3             10.73               1488.3

     October, 1997                338,695            46,977.0             10.80               1498.0

    November, 1997                329,906            45,758.0             10.80               1498.0

    December, 1997                316,107            43,844.0             10.60               1470.2

     January, 1998                408,070            56,599.3             10.71               1485.5

    February, 1998                437,632            60,699.6             10.63               1474.4

       March, 1998                481,730            66,816.0             10.62               1473.0

       April, 1998                538,739            74,723.1             10.61               1471.6

         May, 1998                561,042            77,816.5             10.67               1479.9

(Note) Operations of Administrative  Class Shares were commenced on September 8, 1994.

(2)  Movement in Dividend (Administrative Class Shares)

     Movement in Dividend for the indicated fiscal years is as follows:

             Period                            Income Dividend                  Capital Gain Dividend

 1st FY September 7, 1994-March 31, 1995         0.354382150                                  0

 2nd FY April 1, 1995-March 31, 1996             0.685025997                            0.11994

 3rd FY April 1, 1996-March 31, 1997             0.656652864                                  0

 4th FY April 1, 1997-March 31, 1998             0.618120145                            0.26963


C.    Results of Sales and Repurchases

     Results of sales and repurchases during each of the following fiscal years and number of outstanding shares of the Fund as of the end of such fiscal years are as follows:

                     Number of        in Japan      Number of Shares    in Japan       Number of        in Japan
                    Shares sold                        repurchased                  Outstanding Shares

 1st FY                 942,000              0               40,000           0             902,000            0
 94/9/7-95/3/31

 2nd FY              11,624,000              0            2,359,000           0          10,167,000            0
 95/4/1-96/3/31

 3rd FY              13,723,000              0            9,168,000           0          14,722,000            0
 96/4/1-97/3/31

 4th FY              41,794,000              0           11,156,000           0          45,360,000            0
 97/4/1-98/3/31

(Note) The Shares will be sold in Japan from July 22, 1998.

II.  OUTLINE OF THE TRUST

1.   Trust

(A)  Law of Place of Organization

     PIMCO Total Return Fund is a diversified series of PIMCO Funds, a Massachusetts business trust organized in Massachusetts, U.S.A. on February 19, 1987.

     Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

     The Trust is an open-end, management investment company under the Investment Company Act of 1940.

(B)  Outline of the Supervisory Authority

     Refer to I - l (B) Outline of the Supervisory Authority.

(C)  Purpose of the Trust

     The purpose of the Trust is to provide investors a trust for the investment and reinvestment of funds contributed thereto.

(D)  History of the Trust

     Refer to I-I (D) History of the Fund

(E)  Amount of Capital

     Not applicable.

(F)  Structure of the management of the Trust

     The Trustees are responsible for generally overseeing the conduct of the Trust's business. The Declaration of Trust provides that they shall have all powers necessary, proper or desirable to promote the interests of the Trust. The number of Trustees is fixed by the Trustees and may not be less than one nor more than fifteen. Trustees are elected by the shareholders, except that, in the event of a vacancy on the board, a Trustee may be appointed by the Trustees. At any meeting called for the purpose or by declaration in writing, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee shall serve until he or she retires, resigns, is removed, or dies, or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

     The Trustees of the Trust are authorized by the Declaration of Trust to issue shares of the Trust in one or more series with variations in relative rights and preferences as fixed and determined by the Trustees. The Trustees may amend the Declaration of Trust, any time and from time to time, in such manner as the Trustees may determine in their sole discretion, without the need for shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the shares contained in the Declaration of Trust, provided that before adopting any such amendment without shareholder approval, the Trustees shall determine that it is consistent with the fair and equitable treatment of all shareholders or that shareholder approval is not otherwise required by the 1940 Act, as amended from time to time, or other applicable law.

     Under the Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment advisory contract, to the extent provided therein (iv) with respect to any termination of the Trust, to the extent provided therein (v) with respect to any merger, consolidation or sale of assets, to the extent provided therein, (vi) with respect to incorporation of the Trust to the extent provided therein, (vii) with respect to certain amendments of the Declaration of Trust, to the extent provided therein,
(viii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (ix) with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the SEC (or any successor agency) or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Trust.

     Each share of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters on which such shares of the Fund shall be entitled to vote. Shareholders of each series shall vote separately as a class on any matter, except, consistent with the 1940 Act, as amended from time to time, and the rules and the Trust's registration statement thereunder, with respect to (i) the election of Trustees, (ii) any amendment of the Declaration of Trust, unless the amendment affects fewer than all classes of shares, in which case only shareholders of the affected classes shall vote, and
(iii) ratification of the selection of auditors, and except when the Trustees have determined that the matter affects only the interests of shareholders of a particular class of shares, in which case only the shareholders of such class shall be entitled to vote thereon. In each case of separate voting, the Trustees shall determine whether, for the matter to be effectively acted upon within the meaning of Rule 18f-2 under the 1940 Act (or any successor rule) as to a series or class, the applicable percentage (as specified in the Declaration of Trust, or the 1940 Act and the rules thereunder) of the shares of that series or class alone must be voted in favor of the matter, or whether the favorable vote of such applicable percentage of the shares of each series or class entitled to vote on the matter is required. There is no cumulative voting.

     Meetings of shareholders shall be held whenever ordered by the Trustees or requested in writing by the holder or holders of at least one-tenth of the outstanding shares of the Trust for the purpose of considering the removal of a Trustee. Written notice of any meeting of shareholders must be given by mailing the notice at least ten days before the meeting. A majority of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then a majority of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more than 60 days before the date of any meeting of shareholders or distribution or other action, except for dividend payments.

     The Trustees are authorized by the Declaration of Trust to adopt Bylaws not inconsistent with the Declaration of Trust providing for the conduct of the business of the Trust. The Bylaws contemplate that the Trustees shall elect the President, the Treasurer, and the Secretary of the Trust, and that other officers, if any, may be elected or appointed by the Trustees at any time. The By-laws may be amended or repealed, in whole or in part, by a majority of the Trustees or a majority of the shares outstanding and entitled to vote.

     Regular meetings of the Trustees may be held without notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least two days or by telegraph, cable, wireless or personal delivery at least one day before the meeting. Such notice may be waived by a Trustee.

     At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum.

     Except as otherwise provided by law, the Declaration of Trust or the Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

     Subject to any necessary shareholder approval, the Trustees may contract for exclusive or nonexclusive advisory, management or administrative services.

     The Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Trust under the circumstances and on the terms specified therein.

     The Trust or any series of the Trust may be terminated at any time by vote of shareholders holding at least two-thirds of the shares outstanding and entitled to vote, or by a majority of the Trustees by written instrument consented to by the holders of two-thirds of the shares, or by such other vote as may be established by the Trustees.

     The foregoing is a general summary of certain provisions of the Declaration of Trust and By-laws of the Trust, and is qualified in its entirety by reference to each of those documents.

(G)  Information Concerning Major Shareholders

     Not applicable.

(H)  Information Concerning Directors, Officers and Employees

(1)  Trustees and Officers of the Trust

                                        (as of the filing date of this document)

                                                                                                   Shares
             Name             Office and Title                     Resume                          owned

  Brent R. Harris             Chairman  of  the  Board    Managing  Director,  PIMCO; Board of     11,436
                              and Trustee                 Governors,     Investment    Company       .379
                                                          Institute; Director, Harris Holdings;
                                                          Director,  Harris Oil Company;
                                                          Chairman  and   Director,
                                                          PIMCO Commercial Mortgage
                                                          Securities  Trust, Inc.; Chairman
                                                          and Trustee, PIMCO Variable
                                                          Insurance Trust.  Formerly
                                                          Principal,   Senior  Vice  President
                                                          and Vice President of PIMCO.

  R. Wesley Burns             President and Trustee       Executive  Vice  President,   PIMCO;       None
                                                          President and Director,  PIMCO
                                                          Commercial Mortgage Securities
                                                          Trust, Inc.;  President and Trustee,
                                                          PIMCO  Variable Insurance Trust;
                                                          Executive Vice President, PIMCO
                                                          Funds; Multi-Manager Series.
                                                          Formerly Vice President, PIMCO.

  Guilford C. Babcock         Trustee                     Associate   Professor   of  Finance,       None
                                                          University of Southern California;
                                                          Director, PIMCO Commercial Mortgage
                                                          Securities Trust, Inc.; Trustee,
                                                          PIMCO  Variable Insurance Trust;
                                                          Director, Growth Fund of  America
                                                          and  Fundamental  Investors  Fund of
                                                          the Capital  Group;  Director,  Good
                                                          Hope Medical Foundation.

  Vern O. Curtis              Trustee                     Private Investor; Director, PIMCO      10,216
                                                          Commercial Mortgage Securities        .624
                                                          Trust, Inc.; Trustee,
                                                          PIMCO Variable Insurance
                                                          Trust;   Director,
                                                          American   Office   Park
                                                          Properties, Inc., a Real
                                                          Estate Investment Trust;
                                                          Director,  Fresh Choice,
                                                          Inc. Formerly charitable
                                                          work,   The   Church  of
                                                          Jesus  Christ  of Latter
                                                          Day Saints.

  Thomas P. Kemp              Trustee                     Private  Investor,  Director, PIMCO      26,865
                                                          Commercial Mortgage Securities          .323
                                                          Trust, Inc.;  Trustee, PIMCO
                                                          Variable Insurance Trust.
                                                          Formerly Co-Chairman,  U.S.
                                                          Committee to Assist Russian Reform;
                                                          Director, Union  Financial Corp.;
                                                          Senior Consultant World Cup 1994
                                                          Organizing Committee; Chairman and
                                                          CEO of Coca Cola Bottling Company
                                                          of L.A.

  William J. Popejoy          Trustee                     Director, PIMCO Commercial Mortgage       None
                                                          Securities Trust, Inc.; Trustee,
                                                          PIMCO Variable Insurance Trust.
                                                          Director, PacPro (formerly Western
                                                          Printing); Formerly Director,
                                                          California State Lottery; Chief
                                                          Executive Officer, Orange County,
                                                          California; Principal, Castine
                                                          Partners.

  William H. Gross            Senior Vice President       Managing  Director,   PIMCO;  Senior       None
                              Insurance Trust.            Vice   President,   PIMCO   Variable
                                                          Insurance Trust

  Margaret Isberg             Senior Vice President       Executive Vice President, PIMCO.           None

  Leland T. Scholey           Senior Vice President       Senior   Vice   President, PIMCO.          None
                                                          Formerly Vice President, PIMCO.

  Michael G. Dow              Vice President              Account  Manager,   PIMCO.  Formerly       None
                                                          Fixed  Income  Specialist,   Salomon
                                                          Brothers,   Inc.;   Vice   President
                                                          Operations,   Citibank   NA   Global
                                                          Consumer Banking Group.

  U. Teri Frisch              Vice President              Account Manager, PIMCO.                    None

  Raymond C. Hayes            Vice President              Account  Manager,   PIMCO.  Formerly       None
                                                          Marketing     Director,      Pacific
                                                          Financial      Asset      Management
                                                          Corporation.

  Thomas J. Kelleher, III     Vice President              Vice  President,  PIMCO.  Previously       None
                                                          associated  with  Delaware,   Mellon
                                                          and Girard Trusts.

  Andre Mallegol              Vice President              Vice  President,   PIMCO.   Formerly       None
                                                          associated       with       Fidelity
                                                          Investments  Institutional  Services
                                                          Company.

  Dean S. Meiling             Vice President              Managing Director, PIMCO.                191,452
                                                                                                      .586

  James F Muzzy               Vice President              Managing  Director,   PIMCO;  Senior     828,681
                                                          Vice   President,   PIMCO   Variable        .310
                                                          Insurance Trust.

  Douglas J. Ongaro           Vice President              Account  Manager,   PIMCO.  Formerly      None
                                                          Regional Marketing Manager,  Charles
                                                          Schwab & Co., Inc.

  David J. Pittman            Vice President              Vice  President,  PIMCO.  Formally a      None
                                                          senior   executive   with   Bank  of
                                                          America,  the Northern Trust Co. and
                                                          NationsBank.

  Mark A. Romano              Vice President              Account Manager,  PIMCO.  Previously      None
                                                          associated   with  Wells Fargo's
                                                          institutional money  management
                                                          group and  First  Interstate's
                                                          Pacifica    family    of
                                                          mutual funds.

  Jeffrey M. Sargent          Vice President              Vice   President   and   Manager  of      None
                                                          Investment  Operations   Shareholder
                                                          Services,   PIMCO;  Vice  President,
                                                          PIMCO      Commercial       Mortgage
                                                          Securities   Trust,    Inc.,   PIMCO
                                                          Funds;   Multi-Manager   Series  and
                                                          PIMCO Variable Insurance Trust.

  William S. Thompson, Jr.    Vice President              Chief    Executive    Officer    and      None
                                                          Managing  Director,   PIMCO;  Senior
                                                          Vice   President,   PIMCO   Variable
                                                          Insurance Trust.  Formerly  Managing
                                                          Director, Salomon Brothers, Inc.

  Kristen M. Wilsey           Vice President              Senior   Vice   President,    PIMCO.      None
                                                          Formerly  Vice  President,   Account
                                                          Manager,   PIMCO;   Vice  President,
                                                          Pacific  Financial Asset  Management
                                                          Corporation.

  John P. Hardaway            Treasurer                   Vice  President  and Manager of Fund      1,630
                                                          Operations,  PIMCO; Treasurer, PIMCO       .034
                                                          Commercial    Mortgage    Securities
                                                          Trust,     Inc.,     PIMCO     Funds
                                                          Multi-Manager   Series   and   PIMCO
                                                          Variable Insurance Trust.

  Garlin G. Flynn             Secretary                   Specialist,  PIMCO; Secretary, PIMCO      None
                                                          Commercial    Mortgage    Securities
                                                          Trust,   Inc.  and  PIMCO   Variable
                                                          Insurance      Trust;      Assistant
                                                          Secretary,        PIMCO       Funds;
                                                          Multi-Manager    Series.    Formerly
                                                          Senior  Fund  Administrator,  PIMCO;
                                                          Senior  Mutual Fund  Analyst,  PIMCO
                                                          Advisors Institutional Services.

  Joseph D. Hattesohl         Assistant Treasurer         Vice  President  and Manager of Fund      None
                                                          Taxation, PIMCO;  Assistant
                                                          Treasurer, PIMCO Funds;
                                                          Multi-Manager Series,  PIMCO
                                                          Commercial Mortgage Securities
                                                          Trust, Inc. and  PIMCO Variable
                                                          Insurance Trust.  Formerly
                                                          Director of Financial Reporting,
                                                          Carl I. Brown & Co.;  Tax  Manager,
                                                          Price Waterhouse LLP.

  Michael J. Willemsen        Assistant Secretary         Manager, PIMCO; Assistant                 None
                                                          Secretary,      PIMCO     Commercial
                                                          Mortgage  Securities Trust, Inc. and
                                                          PIMCO  Variable   Insurance   Trust.
                                                          Formerly Project Lead, PIMCO.


(2)  Employees of the Trust

     The Trust does not have any employees.

(I)  Description of Business and Outline of Operation

     The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Pacific Investment Management Company, the Investment Adviser and the Administrator, to render investment advisory and administrative services, Investors Fiduciary Trust Company, to hold the assets of the Fund in custody and act as the Transfer Agent and dividend disbursing agent.

(J)  Miscellaneous

(1)  Changes of Trustees and Officers

     Trustees may be removed by a vote of two-thirds of the outstanding shares of the Trust at a meeting called for the purpose or by declaration in writing. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate subject to having no more than fifteen Trustees serve on the Board. The Trustees may elect and remove officers as they consider appropriate.

(2)  Amendment to the Declaration of Trust

     The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the Trustees and consented to by a vote of shareholders holding a majority of the shares outstanding and entitled to a vote, or by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, or curing, correcting or supplementing any ambiguous, defective or inconsistent provision contained in the Declaration of Trust, or if the Trustees deem it necessary to conform the Declaration of Trust to the requirements of applicable state or federal laws or regulations, including the U.S. Internal Revenue Code, shall not require authorization by shareholder vote.

(3)  Litigation and Other Significant Events

     Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is March 31. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by written instrument signed by a majority of the Trustees and consented to by a vote of shareholders holding at least two-thirds of the shares entitled to a vote, or by such vote as may be established by the Trustees.

2.   Pacific Investment Management Company (Administrator, Investment Advisor)

(A)  Law of Place of Organization

     Pacific Investment Management Company was formed in 1971 under the laws of the state of California ("PIMCO California"). In September 1994, all of the assets of PIMCO California were contributed to Pacific Investment Management Company, a Delaware general partnership.

     Its investment advisory business is regulated under the 1940 Act. Under the 1940 Act, an investment adviser includes, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the 1940 Act may not conduct their business unless they are registered with the SEC.

(B)  Outline of the Supervisory Authority

     The Investment Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 .

(C)  Purpose of the Company

     The principal purpose and business of the Investment Advisor is to own and conduct investment management business activities, directly or indirectly through subsidiary entities, as the same may be developed and/or changed, and to engage in and enter into any and all activities, contracts, joint ventures and agreements related or incident to the operation and development of such investment management business activities. The Investment Advisor is also authorized to engage in any other lawful activity for which general partnerships may be organized under Delaware law, subject to the receipt of necessary approvals and consents.

(D)  History of the Company

     The Investment Advisor is an investment counseling firm founded in 1971, and had approximately $127 billion in assets under management as of March 31, 1998. The Investment Advisor is a subsidiary of PIMCO Advisory L. P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G. P. and PIMCO Advisors Holdings L. P. ("PIMCO Holdings"). PIMCO Partners, G. P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G. P. is the sole general partner of PIMCO Holdings. PIMCO Holdings is traded on the Exchange under the symbol of "PA". PIMCO Holdings is subject to the information and reporting requirements of the 1934 Act and therefore files annual, quarterly and periodic reports with the SEC. The Investment Advisor is registered as an investment adviser with the SEC and as a commodity trading advisor with the U.S. Commodity Futures Trading Commission.

(E)   Amount of Capital (as of the end of March 1998)

      1.     Amount of Capital
              $28,256,347

      2.     Number of authorized units of general partnership interest:
             Inapplicable

       3.    Number of outstanding units of general partnership interests:
             Inapplicable

       4.    Amount of Capital for the past five years

                                   Amount of Partners Capital
             Year                       (In Thousands)
             End of 1993                                      $15,405
             End of 1994                                      $20,249
             End of 1995                                      $26,083
             End of 1996                                      $25,709
             End of 1997                                      $29,145

(F)  Structure of the Management of the Company

     The Investment Advisor is managed by a management board consisting of its Managing Directors pursuant to an irrevocable delegation from the Investment Advisor's managing general partner. The approval of the Supervisory Partner (PIMCO Advisors) must be obtained prior to certain acts. Each fund managed by the Investment Advisor is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group, provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities. The investment performance and portfolio of the Fund is overseen by the Trust's Board of Trustees, a majority of whom are not affiliated with the Investment Advisor. The Trustees meet at least four times a year and review the performance of the Fund at least quarterly. In selecting portfolio securities for the Fund, the Investment Advisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Investment Advisor's outlook for the U.S. and non-U.S. economies, the financial markets, and other factors. The Investment Advisor is one of the largest managers of fixed income investments in the United States. The following officer of the Investment Advisor has had primary responsibility for the day-to-day management of the Fund's portfolio since 1987.


               Name                    Business Experience
                                       (at least 5 years)

               William H. Gross        Managing  Director,   Pacific  Investment
                                       Management   Company.   A  fixed   Income
                                       Portfolio  Manager,  Mr.  Gross is one of
                                       the   founders   of  Pacific   Investment
                                       Management  Company  and has  managed the
                                       Fund since its inception, May 11, 1987.

(G)  Information Concerning Major Shareholders

     The partnership interest of the Administrator and the Investment Advisor are held 99.9% by PIMCO Advisors L.P. and .01% by PIMCO Management Inc., a wholly-owned subsidiary of PIMCO Advisors L.P., as of the end of June, 1997.

(H)  Information Concerning Officers and Directors

     The following table lists the names of various officers and directors and also their respective positions with the Investment Advisor. For each named individual, the table lists: (i) any other organizations (excluding other funds for which the Investment Advisor acts as investment advisor) with which the officer and / or director has recently had substantial involvement; and (ii) positions held with such organization:

                                        (as of the filing date of this document)

Name                     Title                    Principal Other Connections

Allan, George C.         Senior Vice President, PIMCO and PIMCO Management, Inc.

Arnold, Tamara J.        Senior Vice President, PIMCO and PIMCO Management, Inc.

Asay, Michael R.         Vice President, PIMCO.

Banno, Denise C.         Vice President, PIMCO and PIMCO Management, Inc.

Barbi, Leslie A.         Senior Vice President, PIMCO and PIMCO Management, Inc.

Benz, William R. II      Managing Director, PIMCO; Director and Managing Director,
                         PIMCO Management, Inc.; Member of PIMCO Partners LLC.

Bishop, Gregory A.       Vice President, PIMCO.

Brynjolfsson, John B.    Vice President, PIMCO and PIMCO Management, Inc.

Burns, R. Wesley         Executive Vice President, PIMCO and PIMCO Management, Inc.

Cohen, Carl J.           Vice President, PIMCO and PIMCO Management, Inc.

Coleman, Jerry           Vice President, PIMCO and PIMCO Management, Inc.

Cummings, Doug           Vice President, PIMCO.

Cupps, Wendy W.          Vice President, PIMCO and PIMCO Management, Inc.

Dialynas Chris           Managing Director, PIMCO; Director and Managing Director,
                         PIMCO Management, Inc.

Dorff, David J.          Vice President, PIMCO and PIMCO Management, Inc.

Dow, Michael             Vice President, PIMCO and PIMCO Management, Inc.

Dunn, Anita              Vice President, PIMCO and PIMCO Management, Inc.

Ehlert, A.  Benjamin     Executive Vice President, PIMCO and PIMCO Management, Inc.

Ettl, Robert A.          Senior Vice President, PIMCO and PIMCO Management, Inc.

Faillace, Anthony L.     Vice President, PIMCO and PIMCO Management, Inc.

Fitzgerald, Robert M.    Chief  Financial  Officer and Treasurer,  PIMCO,  PIMCO
                         Management, Inc., Cadence Capital Management, Inc., NFJ
                         Investment  Group,  NFJ  Management,  Inc.,  Parametric
                         Portfolio   Associates,   Parametric  Management  Inc.,
                         StocksPLUS Management Inc. and PIMCO Funds Distributors
                         LLC; Chief Financial  Officer and Assistant  Treasurer,
                         Cadence Capital Management; Chief Financial Officer and
                         Treasurer,   Columbus  Circle  Investors  and  Columbus
                         Circle  Investors   Management  Inc.;  Chief  Financial
                         Officer and Senior Vice President, PIMCO Advisors.

Frisch, Ursula T.        Vice President, PIMCO and PIMCO Management Inc.

Gross,  William H.       Managing   Director,   PIMCO;
                         Director   and  Managing   Director,   PIMCO
                         Management,    Inc.;   Director   and   Vice
                         President,   StocksPLUS  Management,   Inc.;
                         Member of Management Board,  PIMCO Advisors;
                         Member of PIMCO Partners LLC.

Hague, John L.           Managing   Director,   PIMCO;   Director  and  Managing
                         Director,  PIMCO  Management,  Inc.;  Member  of  PIMCO
                         Partners LLC.

Hally, Gordon C.         Executive Vice President, PIMCO and PIMCO Management, Inc.

Hamalainen, Pasi M.      Executive Vice President, PIMCO and PIMCO Management, Inc.

Hardaway, John P.        Vice President, PIMCO and PIMCO Management, Inc.

Harris,  Brent R.        Managing Director,  PIMCO; Director
                         and  Managing  Director,  PIMCO  Management,
                         Inc.;    Director   and   Vice    President,
                         StocksPLUS   Management,   Inc.;  Member  of
                         Management Board, PIMCO Advisors;  Member of
                         PIMCO Partners LLC.

Hattesohl, Joseph D.     Vice President, PIMCO and PIMCO Management, Inc.

Hayes, Raymond C.        Vice President, PIMCO and PIMCO Management, Inc.

Herin, Robert G.         Vice President, PIMCO and PIMCO Management, Inc.

Hinman, David C.         Vice President, PIMCO and PIMCO Management, Inc.

Hocson, Liza             Vice President, PIMCO and PIMCO Management, Inc.

Hodge, Douglas M.        Executive Vice President, PIMCO and PIMCO Management, Inc.

Holden, Brent L.         Executive Vice President, PIMCO and PIMCO Management, Inc.

Holloway, Dwight F., Jr. Vice President, PIMCO and PIMCO Management, Inc.

Howe, Jane T.            Vice President, PIMCO and PIMCO Management, Inc.

Hudoff, Mark             Vice President, PIMCO and PIMCO Management, Inc.

Isberg, Margaret E.      Executive Vice President, PIMCO and PIMCO Management, Inc.

Kelleher, Thomas J.      Vice President, PIMCO and PIMCO Management, Inc.

Keller, James M.         Vice President, PIMCO and PIMCO Management, Inc.

Kennedy, Raymond G.      Senior Vice President, PIMCO and PIMCO Management, Inc.

Kiesel, Mark R.          Vice President, PIMCO and PIMCO Management, Inc.

Kirkbaumer, Steven P.    Vice President, PIMCO and PIMCO Management, Inc.

Loftus, John S.          Executive Vice  President,  PIMCO and PIMCO  Management,
                         Inc.;  Vice President and
                         Assistant Secretary, StocksPLUS Management, Inc.

Lown, David              Vice President, PIMCO and PIMCO Management, Inc.

Mallegol, Andre J.       Vice President, PIMCO and PIMCO Management, Inc.

Martini, Michael E.      Vice President, PIMCO and PIMCO Management, Inc.

Mayer, Benjamin L.       Vice President, PIMCO.

McDevitt, Joseph E.      Executive Vice President, PIMCO and PIMCO Management, Inc.

Meiling, Dean S.         Managing Director,  PIMCO; Director and Managing Director,
                         PIMCO Management,  Inc.;
                         Member of PIMCO Partners, LLC.

Muzzy, James F.          Managing Director,  PIMCO; Director and Managing Director,
                         PIMCO Management,  Inc.;
                         Director and Vice President,
                         StocksPLUS Management, Inc.; Member of PIMCO Partners LLC.

Nakamura, Doris S.       Vice President, PIMCO and PIMCO Management, Inc.

Nguyen, Vinh T.          Controller,  PIMCO; Vice President,  Controller,  PIMCO
                         Advisors,  Columbus Circle Investors Management,  Inc.;
                         Cadence Capital Management, Inc.; NJF Management, Inc.,
                         Parametric  Management,  Inc.,  StocksPLUS  Management,
                         Inc., PIMCO Funds  Distributors  LLC, PIMCO Management,
                         Inc.

Ongaro, Douglas J.       Vice President, PIMCO and PIMCO Management, Inc.

Otterbein, Thomas J.     Senior Vice President, PIMCO and PIMCO Management, Inc.

Paradis, Victoria M.     Vice President, PIMCO and PIMCO Management, Inc.

Philipp, Elizabeth M.    Vice President, PIMCO and PIMCO Management, Inc.

Pittman, David J.        Vice President, PIMCO and PIMCO Management, Inc.

Podlich, William F. III  Managing   Director,   PIMCO;   Director  and  Managing
                         Director, PIMCO Management,  Inc.; Member of Management
                         Board, PIMCO Advisors; Member of PIMCO Partners LLC.

Powers, William C.       Managing   Director,   PIMCO;   Director  and  Managing
                         Director,  PIMCO  Management,  Inc.;  Member  of  PIMCO
                         Partners LLC.

Randall, Terry A.        Vice President, PIMCO and PIMCO Management, Inc.

Rennie, Edward P.        Senior Vice President, PIMCO and PIMCO Management, Inc.

Roney, Scott L.          Senior Vice President, PIMCO and PIMCO Management, Inc.

Rosborough, Michael J.   Senior Vice President, PIMCO and PIMCO Management, Inc.

Ruthen, Seth R.          Vice President, PIMCO and PIMCO Management, Inc.

Sargent, Jeffrey M.      Vice President, PIMCO and PIMCO Management, Inc.

Schmider, Ernest   L.    Executive   Vice    President,
                         Secretary,  Chief  Administrative  and Legal
                         Officer,  PIMCO and PIMCO Management,  Inc.;
                         Secretary,  PIMCO  Partners  LLC;  Director,
                         Assistant Secretary and Assistant Treasurer,
                         StocksPLUS Management, Inc.

Scholey, Leland T.       Senior Vice President, PIMCO and PIMCO Management, Inc.

Selby, Richard W.        Senior Vice President, Chief Technology Officer, PIMCO.

Seliga, Denise C.        Vice President, PIMCO and PIMCO Management, Inc.

Seymour, Rita J.         Vice President, PIMCO and PIMCO Management, Inc.

Sullivan, Christopher    Vice President, PIMCO and PIMCO Management, Inc.

Sylwester, Cheryl L.     Vice President, PIMCO and PIMCO Management, Inc.

Thomas, Lee R.           Managing   Director,   PIMCO;   Director  and  Managing
                         Director, PIMCO Management, Inc.; Member PIMCO Partners
                         LLC.

Thompson, William S. Jr. Chief Executive Officer and Managing  Director,  PIMCO;
                         Director,   Managing   Director  and  Chief   Executive
                         Officer,   PIMCO   Management,   Inc.;   Director   and
                         President,   StocksPLUS  Management,   Inc.;  Director,
                         Thomson  Advisory  Group;  Member of Management  Board,
                         PIMCO Advisors;  Member,  President and Chief Executive
                         Officer of PIMCO Partners LLC.

Trosky, Benjamin L.      Managing   Director,   PIMCO;   Director  and  Managing
                         Director, PIMCO Management,  Inc.; Member of Management
                         Board, PIMCO Advisors; Member of PIMCO Partners LLC.

Tyson, Richard E.        Vice President, PIMCO and PIMCO Management, Inc.

Van de Zilver, Peter A.  Vice President, PIMCO and PIMCO Management, Inc.

Wegener, Marilyn         Vice President, PIMCO and PIMCO Management, Inc.

Weil, Richard M.         Assistant Secretary,  PIMCO, Columbus Circle Investors,
                         Columbus Circle  Investors  Management,  Inc.,  Cadence
                         Capital  Management,  and PIMCO Funds Distributors LLC;
                         Senior Vice  President and Assistant  Secretary,  PIMCO
                         Management,  Inc.;  Senior  Vice  President  Legal  and
                         Secretary,  PIMCO  Advisors;  Senior Vice President and
                         Secretary,  Thomson Advisory Group; Secretary,  Cadence
                         Capital   Management,   Inc.  NFJ   Management,   Inc.,
                         Parametric  Management,  Inc.,  NFJ  Investment  Group,
                         Parametric   Portfolio   Associates,   and   StocksPLUS
                         Management, Inc.

Westhead, Paul C.        Vice President, PIMCO and PIMCO Management, Inc.

Wilsey, Kristen M.       Senior Vice President of PIMCO and PIMCO Management, Inc.

Wood, George H.          Senior Vice President, PIMCO and PIMCO Management, Inc.

Yetter, Michael A.       Vice President, PIMCO and PIMCO Management, Inc.

Young, David             Vice President, PIMCO.


(I)  Description of Business and Outline of Operation

     The Administrator and the Investment Advisor is engaged in the business of providing investment advisory services. As of the end of May, 1998, the Investment Advisor managed, advised, and/or administered the following twelve
different   styles  of  accounts   (having  an  aggregate  net  asset  value  of
approximately $133 billion).
                                                        Assets
                Style                                  (in millions)
                -----                                  -------------
                Total Return                           $        81,317
                Low Duration                           $        6,705
                Low Volatility                         $        3,448
                Short Term Bond                        $        2,731
                Long Term Bond                         $        11,334
                Global/Non-US Bond                     $        6,261
                Money Market                           $        176
                High Yield Bond                        $        4,282
                Mortgage                               $        3,861
                Other                                  $        195
                Balanced                               $        39
                StocksPLUS                             $        13,227
                ----------                             ---------------


     As of the end of May 1998, the Investment Advisor managed, advised, and/or administered the following 51 mutual funds and fund portfolios (having an aggregate net asset value of approximately $33.6 billion):



                                                                                                                      in U.S. $
--------------- -------------------------------------- -------- ------------------- ----------------------- ---------------------
                           Name                        Month/Date Principal           Total Net Asset Value   Net Asset Value per
                                                       Year Establish                 as of the end of May,   share as of the end
                                                       Characteristics                1998 ($million)         of May, 1998


1                 PIMCO Funds
                  NAME OF FUND


                Total Return Fund                    5/11/87  Open-end, fixed           $19,533.3                10.67
                                                              income

                International Fund                   12/13/89 Open-end, fixed               577.1                 7.36
                                                              income

                Low Duration Fund                    5/11/87  Open-end, fixed             3,185.6                10.19
                                                              income

                Foreign Fund                         12/3/92  Open-end, fixed               469.1                10.78
                                                              income

                High Yield Fund                      12/16/92 Open-end, fixed             2,428.2                11.59
                                                              income

                Low Duration Fund II                 11/1/91  Open-end, fixed               406.7                10.02
                                                              income

                Total Return Fund III                5/1/91   Open-end, fixed               380.5                 9.58
                                                              income

                Short-Term Fund                      10/7/87  Open-end, fixed               477.3                10.06
                                                              income

                Strategic Balanced                   6/28/96  Open-end, balanced             39.0                12.58

                Low Duration III                     12/31/96 Open-end, fixed                24.2                10.07
                                                              income

                Moderate Duration                    12/31/96 Open-end, fixed               271.7                10.17
                                                              income

                Long-Term US Gov't Fund              7/1/91   Open-end, fixed                82.1                10.73
                                                              income

                Global Fund                          16/23/93 Open-end, fixed               261.9                 9.75
                                                              income

                Stocks PLUS Fund                     5/14/93  Open-end, growth              716.7                13.98
                                                              and income

                Money Market Fund                    3/1/91   Open-end, fixed               168.7                 1.00
                                                              income (money
                                                              market)

                Total Return Fund II                 12/30/91 Open-end, fixed               624.0                10.32
                                                              income

                Global Bond II                       10/2/95  Open-end, fixed                44.0                 9.93
                                                              income

                Real Return Fund                     1/29/97  Open-end, fixed                10.6                 9.77
                                                              income

                Emerging Markets Bond Fund           7/31/97  Open-end, fixed                 4.6                 9.25
                                                              income

                Emerging Markets Bond Fund II        4/3/98   Open-end, fixed                49.8                 9.74
                                                              income

                Total Return Mortgage Fund           7/31/97  Open-end, fixed                 3.7                10.30
                                                              income

                Low Duration Mortgage Fund           7/31/97  Open-end, fixed                 3.8                10.13
                                                              income

                Municipal Bond Fund                  4/1/98   Open-end, fixed                 3.8                10.03
                                                              income

2               PIMCO Variable Insurance Trust

                  NAME OF FUND

                 Total Return Bond Portfolio          1/2/98   Open-end, fixed                 3.1                10.01
                                                               income

                 High Yield Bond Portfolio            5/1/98   Open-end, fixed                12.2                 9.95
                                                               income

                 StockPLUS Growth & Inc. Portfolio    12/31/97 Open-end, growth                3.5                11.26
                                                                and income

3               Frank Russell Investment
                Management Company

                  NAME OF FUND

                 Fixed Income I Fund                  7/3/89   Open-end, fixed               117.1                   (1)
                                                               income

                 Diversified Bond Fund                7/3/89   Open-end, fixed                97.0                   (1)
                                                               income

                 Fixed Income III Fund                2/9/93   Open-end, fixed               124.9                   (1)
                                                               income

                 Multistrategy Bond Fund              2/9/93   Open-end, fixed               149.3                   (1)

4               Russell Insurance Funds

                  NAME OF FUND

                Core Bond Fund                       1/2/97   Open-end, fixed                8.9                    (1)
                                                                income

5               The Harbor Group

                  NAME OF FUND

                 Harbor Bond Fund                     1/4/88   Open-end, fixed              409.0                 11.54
                                                                income

6               Pacific Select Fund

                  NAME OF FUND

                 Managed Bond Series                  1/4/88   Open-end, fixed              580.3                 11.07
                                                                income

                 Government Securities Series         1/4/88   Open-end, fixed              136.6                 10.63
                                                                income

7               PIMCO Funds: Multi-Manager Series

                  NAME OF FUND

                 Balanced Fund                        6/25/92  Open-end, balanced            25.6                 12.02

8               Prudential Securities TARGET
                Portfolio Trust

                  NAME OF FUND

                 Intermediate Term Bond Portfolio     1/4/93   Open-end, fixed               98.9                 10.43
                                                                income

                 Total Return Bond Portfolio          1/4/93   Open-end, fixed               60.0                 10.64
                                                                income

9               PIMCO Commercial Mortgage Securities
                Trust, Inc.

                  NAME OF FUND

                 PIMCO Commercial Mortgage            9/2/93   Closed-end, fixed           1 57.6                 13.98
                  Securities Trust, Inc.                        income

10              American Skandia Trust

                  NAME OF FUND

                 Total Return Bond Portfolio          1/3/94   Open-end, fixed              683.6                 11.32
                                                                income

                 Limited Maturity Bond Portfolio      5/1/95   Open-end, fixed              304.9                 10.71
                                                                income

                 Master Trust Total Return            6/18/97  Open-end, fixed               23.4                 10.65
                                                                income

11              Fremont Mutual Funds, Inc.

                  NAME OF FUND

                 Total Return Fund                    3/1/94   Open-end, fixed              115.8                 10.2
                                                                income

12              PaineWebber Managed Investment Trust

                  NAME OF FUND

                 LD US Gov't Income Fund              10/20/94 Open-end, fixed              147.0                  2.38
                                                                income

13              PaineWebber Series Trust

                  NAME OF FUND

                 Strategic Fixed Income               8/24/95  Open-end, fixed               10.5                 10.98
                                                                income

14              PaineWebber Managed Accounts
                Services Portfolio Trust



                 PACE Govt Securities Fixed Inc.      8/24/95  Open-end, fixed              150.4                 12.58
                                                                income

                 PACE Strategic Fixed Income Inv.     8/24/95  Open-end, fixed              116.7                 13.26
                                                                income

15              Landmark Funds I

                  NAME OF FUND

                 CitiSelect Foreign Bond              9/4/96   Open-end, fixed              276.9                   (2)
                                                                income

16              Variable Annuity Portfolios

                  NAME OF FUND

                 CitiSelect VIP Folio 200             2/10/97  Open-end, fixed                2.4                   (1)
                                                                income

                 CitiSelect VIP Folio 300             2/10/97  Open-end, fixed                3.9                   (1)
                                                                income

                 CitiSelect VIP Folio 400             2/10/97  Open-end, fixed                2.9                   (1)
                                                                income

                 CitiSelect VIP Folio 500             2/10/97  Open-end, fixed                1.1                   (1)
                                                                income

Notes(1):Each fund is part of larger portfolio.  NAV per share is not available.
     (2):NAV per share of each fund is not available.

(J)  Miscellaneous

1.   Election and Removal of Directors

     Managing Directors of the Administrator and the Investment Advisor are admitted or removed from office by the Management Board with the prior approval of the Supervisory Partner (PIMCO Advisers) in accordance with the Amended and Restated General Partnership Agreement (the "Partnership Agreement") of the Administrator and the Investment Advisor.

2.   Election and Removal of Officers

     Officers are elected by the Managing Directors. The Managing Directors may remove any officer without cause, except for the Chief Executive Officer, which requires the prior approval of the Supervisory Partner (PIMCO Advisors).

3.   Supervision by SEC of Changes in Directors and Certain Officers.

     The Investment Advisor files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports, lists and provides certain information relating to Directors and Officers of the Investment Advisor.

     The SEC may prohibit any such Directors or Officers, or other person, from serving or acting as an employee, officer, trustee, investment advisor, or principal underwriter of the Trust under Section 9(b) of the 1940 Act under some certain circumstances including in the event that such person has willfully violated any provision of the 1933 Act, the 1934 Act, of the 1940 Act or otherwise.

4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters

     a) The Partnership Agreement of the Administrator and the Investment Advisor may be amended, under the law of Delaware by the partners of the Investment Advisor.

     b) Under the laws of the state of Delaware and the Partnership Agreement, transfer of business requires the agreement of the partners of the Investment Advisor, and would be subject to the restrictions regarding receipt of Compensation imposed by Section 15 of the 1940 Act.

     c) Under the Investment Advisor's Partnership Agreement, a partner may transfer its interest in the Investment Advisor with the approval of the other partner and a super-majority of the Investment Advisor's Managing Board.

     d) The Investment Advisor may be dissolved upon the agreement of the partners and the approval of a super-majority of the Investment Advisor's Managing Board.

     e)   The   Administrator   and  the   Investment   Advisor  has  no  direct
          subsidiaries other than StocksPLUS Management, Inc.

5.   Litigation, etc.

     There are no known facts, such as legal proceedings, which are expected to materially affect the Trust and / or the Administrator and the Investment Advisor within the six-month period proceeding the filing of this document.

III. OUTLINE OF THE OTHER RELATED COMPANIES

(A)  Investors  Fiduciary  Trust Company (the  "Custodian" or the "Transfer
     Agent")

          (1)  Amount of Capital

               U.S. $41,138,000 as of the end of March, 1998.

          (2)  Description of Business

          Investor Fiduciary Trust Company is a Missouri trust company that provides custody, investment accounting and recordkeeping services to mutual funds, including the Fund

          (3)  Outline of Business Relationship with the Fund

          Investor   Fiduciary  Trust  Company  provides   custody,   investment
     accounting, transfer agent, dividend disbursing agent and recordkeeping services to the Institutional and Administrative Class Shares of the Fund

(B)   PIMCO Funds Distributors LLC (the "Distributor")

          (1)  Amount of Capital

               U.S. $ 18,331,753 as of the end of March 31, 1998.

          (2)  Description of business

          PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors L.P. and a Delaware limited liability company, is the principal underwriter of the shares of the Trust, including the Fund.

          (3)  Outline of business Relationship with the Fund

     PIMCO  Funds   Distributors   LLC  engages  in  providing   marketing   and
distribution services to the Fund.

(C) The Nikko Securities Co., Ltd. ("Distributor in Japan" and "Agent JSDA Member")

     (1)  Amount of Capital

          Yen 123,736 million as of the end of March, 1998.

     (2)   Description of Business

     The Nikko Securities Co., Ltd. is a diversified securities company in Japan.

     (3) Outline of Business Relationship with the Fund

     The Nikko Securities Co., Ltd. acts as a distributor in Japan and Agent JSDA Member for the Fund in connection with the offering of Shares in Japan.

(D)  Capital Relationship

     As of the end of June, 1998, the partnership interest of Pacific Investment Management Company are held 99.9% by PIMCO Advisors L.P. and .01% by PIMCO Management Inc. is a wholly-owned subsidiary of PIMCO Advisors L.P.

     PIMCO Funds Distributors LLC is a wholly owned subsidiary of PIMCO Advisors L.P.

(E)  Interlocking Directors

     Names and functions of Trustees or officers of the Trust who also are officers of the related companies are as follows:

Name                               Position with Trust                    Position with
                                                                          Administrator and
                                                                          Investment Advisor

Brent R. Harris                    Chairman of the Board and Trustee      Managing Director
R. Wesley Burns                    President and Trustee                  Executive Vice President
William H. Gross                   Senior Vice President                  Managing Director
Margaret Isberg                    Senior Vice President                  Executive Vice President
Leland T. Scholey                  Senior Vice President                  Senior Vice President
Thomas J. Kelleher, III            Vice President                         Vice President
Andre Mallegol                     Vice President                         Vice President
Dean S. Meiling                    Vice President                         Managing Director
James F. Muzzy                     Vice President                         Managing Director
David J. Pittman                   Vice President                         Vice President
Jeffrey M. Sargent                 Vice President                         Vice President and  Manager  of
                                                                          Investment Operations
                                                                          Shareholder Services
William S. Thompson, Jr.           Vice President                         Chief Executive Officer and
                                                                          Managing Director
Kristen M. Wilsey                  Vice President                         Senior Vice President
John P. Hardaway                   Treasurer                              Vice President and Manager of
                                                                          Investment Operations Accounting
Joseph D. Hattesohl                Assistant Treasurer                    Vice President and Manager  of
                                                                          Fund Taxation

     No Trustee or Officer of the Trust is an officer of the Custodian, the Transfer Agent or the Distributor.

IV.    FINANCIAL CONDITIONS OF THE FUND


a. Financial Statements in Japanese language of the Fund for the last two fiscal years are translated from the English version of audited financial statements, which are prepared by the Trust pursuant to the provisions of
       Article 127 (5) proviso of the "Regulations Concerning Terminology, Forms and Method of Preparation of Financial Statements, etc." (Ministry of Finance (MOF) ordinance No. 59 of 1963) under the "Ordinance Concerning the Disclosure of the Content, etc. of the Specific Securities" (MOF ordinance No. 22 of 1993), except the parts presented in yen translated from dollars.

       The aforesaid financial statements have been audited by Price Waterhouse LLP, the accountants in the U.S. of the Trust, and their Auditor's report as included herein has been received by the Trust.

b. The original financial statements of the Fund are presented in U.S. dollars. The Japanese translation of the financial statements are also presented in Japanese yen translated from the U.S. dollars. The amount presented in Japanese yen are translated solely for convenience from the amounts in U.S. dollars at the exchange rate of U.S.$1.00=Yen 122.70, being the mean of telegraphic transfer selling and buying exchange rate vis-a-vis Customers quoted from The Bank of Tokyo-Mitsubishi as of December 1, 1998. Amounts less than one million yen are rounded up or down to nearer one million yen.

c. The signed originals of the Auditors reports and the Consent Letters for the aforementioned financial statements of the Fund with respect to the year ended March 31, 1998 are included in the Securities Registration
       Statement ("SRS") of the Fund dated July 6, 1998, as amended; accordingly, the Auditors Reports and Consent Letters included herein are the copies of such signed originals of the Auditors Reports and Consent Letters included in the SRS.

Total Return Fund
 Statement of Assets and Liabilities
March 31, 1997
Amounts in thousands, except per share amounts
--------------------------------------------------------------------------------


Assets:
Investments, at value                                             $ 13,968,846
Cash and foreign currency                                               15,161
Receivable for investments and foreign currency sold                   539,341
Receivable for Fund shares sold                                         32,523
Interest and dividends receivable                                      105,489
Other assets                                                                 -
                                                              -----------------
                                                                    14,661,360
                                                              -----------------

Liabilities:
Payable for investments and foreign currency purchased             $ 1,375,168
Written options outstanding                                             26,352
Payable for Fund shares redeemed                                        39,825
Dividends payable                                                       13,501
Accrued investment advisor's fee                                         2,721
Accrued administrator's fee                                              2,052
Accrued distribution fee                                                   280
Accrued servicing fee                                                      105
Variation margin payable                                                 2,360
Other liabilities                                                          290
                                                              -----------------
                                                                     1,462,654
                                                              -----------------
Net Assets                                                        $ 13,198,706
                                                              -----------------

Net Assets Consist of:
Paid in capital                                                   $ 13,358,162
Overdistributed net investment income                                  (25,279)
Accumulated net realized loss                                          (63,168)
Net unrealized depreciation                                            (71,009)
                                                              -----------------
                                                                  $ 13,198,706
                                                              -----------------
Net  Assets:
Institutional Class                                               $ 12,528,536
Administrative Class                                                   151,194
Retail Classes                                                         518,976

Shares Issued and Outstanding:
Institutional Class                                                  1,219,656
Administrative Class                                                    14,719
Retail Classes                                                          50,524

Net Asset Value and Redemption Price Per Share
Institutional Class                                                $     10.27
Administrative Class                                                     10.27
Retail Classes                                                           10.27

                                                              -----------------
Cost of Investments Owned                                          $14,009,795
                                                              -----------------
Cost of Foreign Currency Held                                      $         3
                                                              -----------------


                             See accompanying notes

Total Return Fund
Statement of Operations
March 31, 1997

Amounts in thousands
--------------------------------------------------------------------------------


Investment Income:
Interest                                                             $ 820,530
Dividends                                                                1,523
                                                              -----------------
     Total Income                                                      822,053
                                                              -----------------

Expenses:
Investment advisory fees                                                29,232
Administration fees                                                     21,266
Distribution fees-Administrative Class                                     341
Distribution and servicing fees-Retail Classes                             854
Trustees' fees                                                              21
Reorganization costs                                                        25
Miscellaneous                                                                -
                                                              -----------------
     Total Expenses                                                     51,739
                                                              -----------------
Net Investment Income                                                  770,314
                                                              -----------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments                                       (31,830)
Net realized loss on futures
  contracts and written options                                        (29,476)
Net realized gain on foreign currency transactions                       3,378
Net change in unrealized appreciation
  (depreciation) on investments                                        (15,704)
Net change in unrealized appreciation
  (depreciation on translation of assets and
   liabilities denominated in foreign currencies                        27,904
Net change in unrealized appreciation (depreciation)
on translation of assets and liabilities denominated in
foreign currencies                                                       3,259
                                                              -----------------
Net Loss                                                               (42,469)
                                                              -----------------
                                                              -----------------
Net Increase in Assets Resulting from Operations                     $ 727,845
                                                              -----------------






                             See accompanying notes

Total Return Fund
Statement of Changes in Net Assets
March 31, 1997


Amounts in thousands
-----------------------------------------------------------------------------------------------------------------------------------




                                                                      Year Ended      Year Ended
                                                                      March 31, 1997  March 31, 1996
                                                                      -------------   --------------
Increase (Decrease) in Net Assets from:
Operations:
Net investment income                                                 $ 770,314        $ 621,582
Net realized gain (loss)                                                (57,928)         254,693
Net change in unrealized appreciation (depreciation)                     15,459           11,343
                                                            --------------------       ------------
Net increase resulting from operations                                  727,845          887,618
                                                            --------------------       ------------

Distribution to Shareholders:
From net investment income
    Institutional Class                                                (737,816)        (533,126)
    Administrative Class                                                 (8,454)          (3,203)
    Retail Classes                                                       (5,252)               0
In excess of net investment income
    Institutional Class                                                 (18,432)         (84,779)
    Administrative Class                                                   (211)            (510)
    Retail Classes                                                         (131)               0
From net realized capital gains
    Institutional Class                                                       0         (110,361)
    Administrative Class                                                      0             (772)
    Retail Classes                                                            0                0
                                                            --------------------         ----------
Total Distributions                                                    (770,296)        (732,751)
                                                            --------------------        -----------

Fund Share Transactions:
Receipts for shares sold
    Institutional Class                                               3,709,839         3,567,811
    Administrative Class                                                132,504           117,173
    Retail Classes                                                       59,247                 0
Shares issued in reorganization
    Retail Classes                                                      499,338                 0
Issued as reinvestment of distributions
    Institutional Class                                                 606,425           592,359
    Administrative Class                                                  8,479             3,923
    Retail Classes                                                        3,729                 0
Cost of share redeemed
    Institutional Class                                              (2,001,935)       (1,308,591)
    Administrative Class                                                (94,080)          (24,091)
    Retail Classes                                                      (34,612)                0
                                                            --------------------        ----------
Net increase resulting from Fund share transactions                   2,888,934          2,948,584
                                                            --------------------        ----------
Total Increase in Net Assets                                          2,846,483          3,103,451
                                                            --------------------         ---------

Net Assets:
Beginning of period                                                  10,352,223          7,248,772
                                                            --------------------        -----------
End of period*                                                     $ 13,198,706        $ 10,352,223
                                                            --------------------       ------------

* Including net overdistributed investment income of:                 $ (25,279)       $   (18,792)
                                                            --------------------       ------------



                             See accompanying notes

Total Return Fund
Financial Highlights - Institutional Class
March 31, 1997




                                                                  Institutional Class
--------------------------------------------------------------------------------------------------------------------------------

                                                3/31/97           3/31/96           3/31/95           3/31/94           3/31/93
                                                --------          -------           -------           --------          -------

Net Asset Value
 Beginning of Period                           $ 10.29            $ 10.02           $ 10.25           $ 10.91          $ 10.46
Net Investment Income                             0.68               0.81              0.64              0.68             0.76
Net Realized and Unrealized
 Gain (Loss) on Investments                      (0.02)              0.29             (0.24)            (0.16)            0.76
                                            ---------------   ----------------   ---------------   ---------------   --------------
Total Income from Investment Operations           0.66               1.10              0.40              0.52             1.52
                                            ---------------   ----------------   ---------------   ---------------   --------------
Dividends from Net Investment Income             (0.66)             (0.61)            (0.56)            (0.71)           (0.76)
Dividends in Excess of Net Investment Income     (0.02)             (0.10)            (0.05)            (0.15)            0.00
Distributions from Net Realized Capital Gains     0.00              (0.12)             0.00             (0.30)           (0.31)
Distributions in Excess of Net
 Realized Capital Gains                           0.00               0.00             (0.02)             0.00
Tax Basis Return of Capital                       0.00               0.00             (0.02)             0.00             0.00
                                            ---------------   ----------------   ---------------   ---------------   --------------
Total Distributions                            $ (0.68)             (0.83)            (0.63)            (1.18)           (1.07)
                                            ---------------   ----------------   ---------------   ---------------   --------------
Net Asset Value End of Period                  $ 10.27            $ 10.29           $ 10.02           $ 10.25          $ 10.91
                                            ---------------   ----------------   ---------------   ---------------   --------------

Total Return                                     6.60%              11.14%            4.22%             4.55%           15.29%
Net Assets End of Period (000s)          $ 12,528,536        $ 10,247,605       $ 7,239,735      $ 5,008,160      $ 3,155,441
Ratio of Expenses to Average Net Assets          0.43%              0.42%             0.41%             0.41%            0.43%
Ratio of Net Investment Income to Average
  Net Assets                                     6.60%              6.85%             6.72%             6.27%            7.07%
Portfolio Turnover Rate                           173%               221%               98%              177%              90%




                             See accompanying notes








Total Return Fund
Financial Highlights - Administrative Class
March 31, 1997
--------------------------------------------------------------------------------



                                                           Administrative Class
                                          ----------------------------------------------------
                                                                                  9/7/94 -
                                             3/31/97            3/31/96           3/31/95
                                          ---------------   ----------------   ---------------

Net Asset Value
 Beginning of Period                        $ 10.29            $ 10.01           $ 10.00
Net Investment Income                          0.66(a)            0.80              0.31
Net Realized and Unrealized Gain (Loss)
 on Investments                               (0.02(a)            0.29              0.06
                                           ---------------   ----------------   ---------------
Total Income from Investment
 Operations                                    0.64               1.09              0.37
                                           ---------------   ----------------   ---------------
Dividends from Net Investment Income          (0.64)             (0.60)            (0.32)
Dividends in Excess of Net Investment
 Income                                       (0.02)             (0.09)            (0.03)
Distributions from Net Realized Capital
 Gains                                         0.00              (0.12)             0.00
Distributions in Excess of Net Realized
 Capital                                       0.00               0.00              0.00
Tax Basis Return of Capital                    0.00               0.00             (0.01)
                                           ---------------   ----------------   ---------------
Total Distributions                           (0.66)             (0.81)            (0.36)
                                           ---------------   ----------------   ---------------
Net Asset Value End of Period            $    10.27          $   10.29           $ 10.01
                                           ---------------   ----------------   ---------------

Total Return                                   6.34%             10.99%             3.76%
Net Assets End of Period (000s)          $  151,194          $ 104,618           $ 9,037
Ratio of Expenses to Average Net Assets        0.68%              0.68%             0.66%+
Ratio of Net Investment Income to
  Average Net Assets                           6.35%              6.64%             6.54%+
Portfolio Turnover Rate                         173%               221%               98%



+Annualized.



                             See accompanying notes





Total Return Fund
Notes to Financial Statements
March 31, 1997
--------------------------------------------------------------------------------
1.  Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 20 separate investment funds. Information presented in these financial statements pertains to the Total Return Fund (the "Fund"). The Trust may offer up to six classes of shares for certain funds. Each share class has identical voting rights except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. As used in these financial statements, "Institutional Classes" refers to the Institutional and Administrative classes and "Retail Classes" refers to the A, B, and C Classes of the Trust.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Certain other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counter-party to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. There were no financing transactions outstanding as of March 31, 1997.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Stripped mortgage backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swaps. The Fund is authorized to enter into interest rate, index and currency exchange swap agreements. PIMCO uses these agreements in order to obtain a desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Risk may arise upon entering into these agreements from potential inability of counterparties to meet the terms of the agreements and are generally limited to the amount of net receivable position, if any, at the date of default.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. PIMCO Investment Management Company ("PIMCO") serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund.

Administration Fee. PIMCO also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Institutional Classes is charged at an annual rate of 0.18%. The Administration Fee for the Retail Classes is charged at the annual rate of 0.40%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund, an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during 1998.

Pursuant to the Distribution and Servicing Plans adopted by the Retail Classes of the Trust, the Trust compensates PFD for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail Classes. The Trust pays PFD distribution and servicing fees at rates as agreed to by each share class out of each respective Retail Class's net assets.

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Retail Class shares.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiclass Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4.  Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 1997 were as follows (amount in thousands):

 -------------------------------------------------------------------------------
  U.S. Government/Agency                               All Other
 -------------------------------------------------------------------------------
   Purchases                Sales                Purchases            Sales
   $19,526,506            $17,697,807            $2,764,451         $3,440,894
 -------------------------------------------------------------------------------

5.  Transactions in Written Call and Put Options

     Transactions in written call and put options were as follows (amount in thousands):

             ----------------------------- -- ---------------
             Balance at  3/31/96                 $   11,679
             Sales                                   41,410
             Closing Buys                                 0
             Expirations                            (11,682)
             Exercised                              (11,189)
                                                   ---------
             Balance at 3/31/97                  $   30,218

 6.   Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):



------------------------------------------------------------------------------------------------------------------------
                                                          Year Ended 3/31/97                 Year Ended 3/31/96
                                                       Shares           Amount            Shares           Amount
Receipts for shares sold
    Institutional Class                                358,561         $3,709,839         342,019        $3,567,811
    Administrative Class                                12,842            132,504          11,183           117,173
    Retail Classes                                       5,691             59,247               0                 0

Shares issued in reorganization
    Retail Classes                                      47,783            499,338               0                 0

Issued as reinvestment of distributions
    Institutional Class                                 58,681            606,425          56,475           592,359
    Administrative Class                                   820              8,479             373             3,923
    Retail Classes                                         360              3,729               0                 0

Cost of shares redeemed
    Institutional Class                               (193,748)         (2,001,935)      (124,938)       (1,308,591)
    Administrative Class                                (9,113)            (94,080)        (2,289)          (24,091)
    Retail Classes                                      (3,310)            (34,612)             0                0
                                                      ----------        -----------        --------        ----------
Net increase resulting from
Fund shares transactions                               278,567        $ 2,888,934         282,823       $ 2,948,584
                                                       =======        ===========         =======       ===========
----------------------------------------------------------------------------------------------------------------------


7.  Federal Income Tax Matters

As of March 31, 1997, the Fund had remaining capital loss carryforwards of approximately $35,007,000 that were realized or acquired in prior years which are listed in the table below. Use of the acquired capital loss carryforwards may be limited under current tax laws.

--------------------------------------------------------------------------------
                        Capital Loss Carryforwards
                             (amounts in thousands)

--------------------------------------------------------------------------------
                Realized Losses            Acquired Losses      Expiration
                    $  8,241                $       --           03/31/05
                         --                        988           03/31/04
                         --                      8,501           03/31/02
                         --                     17,277           03/31/01
                      ----------------------------------------------------------

The Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

Additionally, the Fund realized capital losses during the fiscal year in the amount of $96,365,587 for which it elected to defer to the following fiscal year pursuant to income tax regulations.

8. Reorganization

The Fund (the "Acquiring Fund") acquired the assets and certain liabilities of the PIMCO Advisors U.S. Government Fund (the "Acquired Fund") in a tax-free exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):



---------------------------------------------------------------------------------------------- -----------------

                                      Value of                                           Total Net
                Shares Issued    Shares Issued        Total Net        Total Net         Assets of     Acquired Fund
                 by Acquiring     by Acquiring        Assets of        Assets of    Acquiring Fund        Unrealized
        Date            Fund             Fund    Acquired Fund   Acquiring Fund    After Acquisition     Appreciation

-------------- --------------- ---------------- ---------------- ---------------- ----------------- -----------------

     01/17/97          47,783    $     499,338    $     449,338     $ 12,445,156      $ 12,944,494  $          5,236
-------------- --------------- ---------------- ---------------- ---------------- ----------------- -----------------



Total Return Fund
Schedule of Investments
March 31, 1997


                                                                                            Principal
                                                                                                 Amount            Value
                                                                                                   (000's)          (000's)
Corporate Bonds and Notes - 16.6%
Banking and Finance - 7.3%
ABN AMRO Bank N.V.
                                       7.750% due                 05/15/23                            $ 200            $ 198
Aetna Services, Inc.
                                       6.750% due                 09/15/13                              200              182
Ahmanson (H.F.) & Co.
                                       6.000% due                 04/01/97                           25,000           25,000
American Express Credit
                                       6.800% due                 12/15/03                            1,500            1,498
American General Finance
                                       5.875% due                 07/01/00                               75               73
                                       8.125% due                 08/15/09                               50               52
Associates Corp. of North America
                                       9.700% due                 05/01/97                              450              451
                                       6.125% due                 02/01/98                            1,475            1,474
                                       6.625% due                 05/15/98                              100              100
                                       8.800% due                 08/01/98                              987            1,015
                                       6.250% due                 03/15/99                            1,200            1,190
                                       7.500% due                 05/15/99                              700              710
                                       7.400% due                 07/07/99                              125              126
                                       7.250% due                 09/01/99                              200              202
                                       6.750% due                 10/15/99                               90               90
                                       8.250% due                 12/01/99                              200              207
                                       6.250% due                 09/15/00                               50               49
AT&T Capital Corp.
                                       5.940% due                 04/18/97                           50,000           50,004
                                       6.690% due                 05/09/97                           25,000           25,026
                                       5.558% due                 11/05/97 (d)                       10,000           10,004
                                       5.880% due                 11/05/97                           65,000           64,943
                                       5.900% due                 11/13/97                           75,000           74,929
                                       7.350% due                 03/02/98                            6,000            6,052
AVCO Financial Services
                                       6.350% due                 09/15/00                              100               98
                                       7.375% due                 08/15/01                              300              303
Bancomer
                                       8.000% due                 07/07/98                            7,000            7,007
Banesto
                                       8.250% due                 07/28/02                           28,900           30,046
BankAmerica Corp.
                                       7.200% due                 09/15/02                              400              399
                                       7.500% due                 10/15/02                            1,000            1,010
Bankers Trust
                                       8.625% due                 04/01/18                              181              186
Banponce Corp.
                                       5.893% due                 05/05/97 (d)                        5,000            4,973
                                       8.040% due                 11/24/97                            9,000            9,092
Barclays American Corp.
                                       9.125% due                 12/01/97                              350              357
Bear Stearns
                                       6.750% due                 04/15/03                              105              102
Beneficial Corp.
                                       6.210% due                 09/11/97                              145              145
                                       9.600% due                 10/16/98                              250              261
Canadian Pacific Securities Ltd.
                                       9.450% due                 08/01/21                            2,750            3,171
Chase Manhattan Corp.
                                       8.500% due                 02/15/02                              200              211
                                       8.000% due                 05/01/05                              200              199
Chemical Banking Corp.
                                       6.125% due                 11/01/08                              400              355
Chrysler Financial Corp.
                                       8.420% due                 02/01/99                              695              716




                                       8.460% due                 01/19/00                              700              728
Chubb Capital Corp.
                                       6.875% due                 02/01/03                              100               99
Chubb Corp.
                                       8.750% due                 11/15/99                              120              123
Citicorp
                                       8.750% due                 02/15/98                            9,000            9,186
                                       5.625% due                 05/29/98 (d)                       21,600           21,587
Commercial Credit Co.
                                       6.750% due                 05/15/00                              100               99
                                       6.000% due                 06/15/00                              300              292
                                       8.250% due                 11/01/01                            2,500            2,605
Dean Witter Discover
                                       5.670% due                 03/02/99 (d)                          100              100
                                       6.750% due                 08/15/00                              100               99
Den Danske Bank
                                       6.729% due                 06/23/00 (d)                        4,500            4,509
First Interstate Bancorp
                                      12.750% due                 05/01/97                            1,250            1,256
                                       5.913% due                 06/25/97 (d)                        5,000            5,002
                                       8.875% due                 01/01/09                              324              329

Fleet Financial Group                  9.900% due                 06/15/01


Ford Motor Credit Corp.
                                       9.350% due                 05/14/97                            1,000            1,004
                                       8.000% due                 12/01/97                              260              263
                                       7.240% due                 04/01/98                           11,000           11,094
                                       6.030% due                 11/09/98 (d)                       17,080           17,125
                                       8.375% due                 01/15/00                              150              156
                                       7.020% due                 10/10/00                           70,000           70,027
                                       7.000% due                 09/25/01                              250              249
                                       6.625% due                 06/30/03                              575              557
                                       8.250% due                 02/23/05                            2,500            2,616
General Electric Capital Corp.
                                       8.300% due                 09/20/09                              150              163
General Motors Acceptance Corp.
                                       6.700% due                 04/15/97                           26,100           26,110
                                       7.750% due                 04/15/97                            8,150            8,156
                                       8.375% due                 05/01/97                            1,350            1,353
                                       7.750% due                 05/12/97                            2,000            2,004
                                       7.250% due                 05/19/97                            7,500            7,516
                                       7.125% due                 05/23/97                            1,000            1,002
                                       6.125% due                 06/09/97                            8,000            8,008
                                       6.000% due                 06/16/97                            1,000            1,000
                                       7.100% due                 07/01/97                            1,700            1,705
                                       6.400% due                 07/30/97                            1,000            1,002
                                       6.300% due                 09/10/97                            1,000            1,002
                                       6.000% due                 10/10/97                           23,000           23,016
                                       7.850% due                 11/17/97                           13,000           13,148
                                       7.375% due                 03/23/98                            2,290            2,312
                                       7.375% due                 05/26/99                              190              192
                                       8.625% due                 06/15/99                              650              674
                                       7.000% due                 03/01/00                              100              100
                                       9.625% due                 12/15/01                              300              329
                                       7.000% due                 09/15/02                              100               99
Georgia Pacific Credit Corp.
                                       9.850% due                 06/15/97                            3,000            3,023
Goldman Sachs Mortgage Corp.
                                       6.000% due                 12/31/07                           11,528           10,181
Great Western Bank
                                       8.625% due                 12/01/98                            3,000            3,086
Household Financial Corp.
                                       6.250% due                 10/15/97                              201              201
Inter-American Development Bank
                                       8.875% due                 06/01/09                              200              226
International Bank for
  Reconstruction & Development
                                       9.875% due                 10/01/97                              194              198
Kimco Realty Corp.
                                       6.500% due                 10/01/03                              200              188
Lehman Brothers
                                       8.375% due                 04/01/97                               90               90
                                       6.730% due                 02/27/98                           45,000           45,148
                                       6.375% due                 06/01/98                              100              100
                                       6.150% due                 06/22/98 (d)                       25,000           25,182
                                       6.250% due                 06/29/98                            5,400            5,380

Mellon Bank
                                       6.500% due                 08/01/05                               75               70
Merrill Lynch & Co.
                                       5.380% due                 06/23/97 (d)                       19,000           18,992
                                       6.500% due                 04/01/01                              100               98
                                       8.300% due                 11/01/02                              200              210
                                       7.000% due                 03/15/06                            1,500            1,464
                                       7.000% due                 04/27/08                              100               96
Mesa Operating Co.
                                      10.625% due                 07/01/06                            3,250            3,388
NationsBank Corp.
                                       5.125% due                 09/15/98                              100               98
                                       6.750% due                 02/26/01                              500              493
                                       7.000% due                 09/15/01                            1,500            1,496
New England Mutual
                                       7.875% due                 02/15/24                            1,500            1,455
Northern Trust
                                       9.000% due                 05/15/98                              200              206
Norwest Financial, Inc.
                                       6.500% due                 11/15/97                            1,500            1,505
                                       6.230% due                 09/01/98                              100              100
                                       5.750% due                 11/16/98                              300              296
                                       7.000% due                 01/15/03                              300              296
PaineWebber
                                       6.250% due                 06/15/98                              100              100
                                       7.000% due                 03/01/00                              200              200
PNC Funding Corp.
                                       6.875% due                 03/01/03                              100               97
Reliance Group Holdings
                                       9.000% due                 11/15/00                            9,000            9,203
Saferco
                                       9.460% due                 05/31/99                            1,000            1,051
                                       9.590% due                 05/31/01                            3,000            3,255
Salomon, Inc.
                                       5.820% due                 08/12/97                            2,700            2,700
                                       5.530% due                 08/25/97                            2,400            2,394
                                       5.470% due                 08/29/97                           18,000           17,976
                                       5.650% due                 10/15/97                            6,000            5,981
                                       5.763% due                 10/31/97 (d)                       14,000           14,002
                                       5.763% due                 11/05/97 (d)                        7,000            7,001
                                       5.890% due                 11/10/97                           99,000           98,960
                                       5.650% due                 02/10/98                            1,165            1,159
                                       5.700% due                 02/11/98                            1,300            1,294
                                       6.625% due                 11/30/00                               70               69
                                       3.650% due                 02/14/02                           17,052           16,642

Sears Financial
                                       0.000% due                 07/12/98                            3,480            3,202
Security Pacific Corp.
                                       6.249% due                 03/01/18 (d)                          174              171
Shearson Lehman


                                       9.875% due                 10/25/17                              123              125
Signet Bank Corp.
                                       5.629% due                 05/15/97 (d)                        1,000              999
                                       5.813% due                 04/15/98 (d)                        9,000            8,974
                                       9.625% due                 06/01/99                            6,500            6,838
Smith Barney
                                       6.625% due                 06/01/00                               95               94
Sparbanken Sverige AB
                                       7.383% due                 10/29/49 (d)                       24,670           25,316
Toyota Motor Credit Corp.
                                       6.912% due                 02/15/02 (d)                       40,000           39,587
Transamerica Financial
                                       5.724% due                 04/20/99 (d)                          500              496
Trizec Finance
                                      10.875% due                 10/15/05                            3,715            4,059
U.S. Life Corp.
                                       6.750% due                 01/15/98                              100              100
U.S. West Capital Funding, Inc.
                                       6.830% due                 11/15/07                            1,000              945
U.S. West Financial Services, Inc.
                                       9.450% due                 09/30/97                              200              203
                                       8.400% due                 09/15/99                               50               52
Wachovia Bank
                                       6.700% due                 04/14/99                              500              500
                                       6.625% due                 11/15/06                               75               71
Wells Fargo & Co.
                                       8.750% due                 05/01/02                              100              106
                                                                                                                     967,609
Industrials - 5.2%
American Home Products
                                       6.875% due                 04/15/97                              900              900
                                       7.700% due                 02/15/00                              300              307
American Standard
                                      11.375% due                 05/15/04                           10,000           10,625
Amerigas Partners L.P.
                                      10.125% due                 04/15/07                            1,730            1,842
Amphenol Corp.
                                      12.750% due                 12/15/02                           25,000           27,125
AMR Corp.
                                       7.750% due                 12/01/97                           10,000           10,079
                                       9.500% due                 07/15/98                            5,500            5,699
                                       9.270% due                 08/13/98                            1,000            1,033
                                       8.050% due                 03/05/99                            4,000            4,079
                                       9.750% due                 03/15/00                            7,760            8,284
                                      10.610% due                 01/11/01                            4,000            4,429
                                      10.570% due                 01/15/01                            3,000            3,320
                                      10.590% due                 01/31/01                            3,000            3,325
                                      10.000% due                 02/01/01                            2,000            2,181
                                       9.400% due                 05/08/01                            3,000            3,211
                                       9.500% due                 05/15/01                            2,250            2,424
                                       9.130% due                 10/25/01                            2,000            2,132
                                       8.470% due                 02/20/02                            2,000            2,082
                                       8.500% due                 02/26/02                            1,000            1,042
                                       0.000% due                 03/01/17                           19,731           19,731
Anheuser Busch
                                       7.000% due                 09/01/05                              300              294
Arkla, Inc.
                                       9.875% due                 04/15/97                           55,050           55,123
                                       9.320% due                 12/15/97                            1,000            1,020
                                       8.740% due                 05/14/98                            3,000            3,061
Auburn Hills Trust
                                      12.000% due                 05/01/20 (d)                           30               44
Baxter International
                                       9.500% due                 06/15/08                              200              230
Boise Cascade Co.
                                       9.900% due                 03/15/00                               65               70
BP America, Inc.
                                       8.875% due                 12/01/97                              750              764
Bristol-Myers Squibb
                                       7.150% due                 06/15/23                              300              287
Building Materials Corp.
                                       0.000% due                 07/01/04 (i)                       10,320            9,146
CBS, Inc.
                                       7.625% due                 01/01/02                              100               98
Centerior Fuel Corp.
                                       9.200% due                 08/02/98                           15,000           15,164
Century Communication
                                       9.500% due                 08/15/00                            6,000            6,030
                                      11.875% due                 10/15/03                            6,000            6,405
CF Cable TV, Inc.
                                       9.125% due                 07/15/07                            1,600            1,720
Coastal Corp.
                                       8.750% due                 05/15/99                            4,300            4,466
Continental Cablevision
                                      11.000% due                 06/01/07                            4,536            5,101
Cumberland Farms
                                      10.500% due                 10/01/03                            3,754            3,679
Dayton Hudson Co.


                                      10.000% due                 12/01/00                            1,000            1,089
Delta Air Lines
                                       7.730% due                 05/14/97                            8,800            8,819
                                       9.750% due                 05/15/21                              500              580

Dimon, Inc.
                                       8.875% due                 06/01/06                            3,000            3,060
E.I. Du Pont de Nemours
                                       8.650% due                 12/01/97                              500              508
                                       9.150% due                 04/15/00                              100              106
Eastman Kodak
                                       8.550% due                 05/01/97                              425              426
Eli Lilly & Co.
                                       8.125% due                 02/07/00                              387              394
Federal Express
                                      10.000% due                 09/01/98                              800              834
Ford Motor Co.
                                       9.250% due                 07/15/97                              100              101
                                       9.000% due                 09/15/01                              200              214
                                       8.875% due                 01/15/22                              200              221
General Motors Corp.
                                       8.170% due                 01/02/00                            2,364            2,428
                                       8.950% due                 07/02/09                           21,500           22,700
Gillette Co.
                                       5.750% due                 10/15/05                            1,500            1,365
Gulf Canada Resources
                                       9.250% due                 01/15/04                            1,250            1,306
                                       9.625% due                 07/01/05                            2,000            2,135
HMH Properties
                                       9.500% due                 05/15/05                            2,000            2,068
Hollinger International Publishing
                                       9.250% due                 02/01/06                            3,000            2,985
IBM Corp.
                                       7.250% due                 11/01/02                              100              101
Ikon Office Solutions
                                       6.750% due                 12/01/25                            1,200            1,051
INDSPEC Chemical Corp.
                                       0.000% due                 12/01/03 (i)                        5,500            5,088
Integrated Health Services
                                       9.625% due                 05/31/02                            3,000            3,135
                                      10.750% due                 07/15/04                            3,650            4,006
ISP Holdings, Inc.
                                        9.00% due                 10/15/03                            5,000            5,050
ITT Corp.
                                       6.250% due                 11/15/00 (d)                          70               67
K-III Communications Co.
                                      10.625% due                 05/01/02                            5,185            5,392
                                       8.500% due                 02/01/06                            4,000            3,900
Kaiser Aluminum & Chemical
                                       9.875% due                 02/15/02                              250              249
Kellogg Co.
                                       5.900% due                 07/15/97                              100              100
Keystone Group
                                       9.750% due                 09/01/03                              250              268
Lenfest Communications
                                       8.375% due                 11/01/05                            5,000            4,706
Maxus Energy Corp.
                                       9.875% due                 10/15/02                              300              311
Mazda Manufacturing Corp.
                                      10.500% due                 07/01/08                            1,980            2,434
Mobil Corp.
                                       8.375% due                 02/12/01                               40               42
Nabisco, Inc.
                                       8.000% due                 01/15/00                            6,500            6,654
New York Times
                                       7.625% due                 03/15/05                            1,000            1,018
News America Holdings Corp.
                                       7.500% due                 03/01/00                               65               66
                                       8.625% due                 02/01/03                              750              789



Noranda, Inc.
                                       7.000% due                 07/15/05                            1,800            1,732
Northern Indiana Public
                                       6.375% due                 09/01/97                            5,950            5,966
Owens Illinois
                                      10.000% due                 08/01/02                              300              314
                                      11.000% due                 12/01/03                           10,000           11,025
Parker Drilling Corp.
                                       7.750% due                 11/29/02 (d)                        7,500            7,500
Pepsico, Inc.
                                       5.463% due                 07/01/98                              400              395
                                       7.750% due                 10/01/98                              500              509
Philip Morris Co.
                                       8.750% due                 06/15/97                              100              101
                                       7.375% due                 02/15/99                              115              116
                                       8.625% due                 03/01/99                              200              206
                                       7.500% due                 01/15/02                               50               50
Phillips Petroleum
                                       9.500% due                 11/15/97                              500              510
Repap Wisconsin, Inc.
                                       9.250% due                 02/01/02                            2,350            2,350
Revlon Consumer Products Corp.
                                       9.375% due                 04/01/01                            5,255            5,380
RJR Nabisco
                                       7.625% due                 09/01/00                            6,000            5,929
                                       8.000% due                 07/15/01                           30,000           29,698
                                       8.625% due                 12/01/02                            3,000            3,012
Rogers Cablesystems, Inc.
                                      10.000% due                 12/01/07                            5,000            5,213
Rogers Cantel Mobile
                                      11.125% due                 07/15/02                            5,000            5,244
                                       9.375% due                 06/01/08                            2,750            2,833
SCI Television
                                      11.000% due                 06/30/05                            3,275            3,496

Sears Roebuck & Co.
                                       6.580% due                 07/23/97                              150              150
                                       9.250% due                 04/15/98                            2,125            2,185
                                       5.820% due                 02/22/99                              125              123
Showboat, Inc.
                                       9.250% due                 05/01/08                            1,000            1,028
Stone Consolidated
                                      10.250% due                 12/15/00                            5,000            5,288
Supervalu, Inc.
                                       6.500% due                 10/06/00                              140              137
Telewest Communications
                                       9.625% due                 10/01/06                            5,000            4,975
Tenet Healthcare
                                       9.625% due                 09/01/02                            6,250            6,672
                                      10.125% due                 03/01/05                            1,000            1,090



Texaco Capital
                                       9.000% due                 11/15/97                            1,000            1,019
Time Warner, Inc.
                                       7.450% due                 02/01/98                           12,000           12,097
                                       6.456% due                 08/15/00 (d)                       52,669           52,691
                                       7.975% due                 08/15/04                           31,053           31,276
                                       8.110% due                 08/15/06                           78,529           78,995
                                       7.250% due                 09/01/08                              125              119
                                       0.000% due                 07/15/33                           25,000           25,000
Transcontinental Gas Pipeline
                                       9.125% due                 02/01/17                            2,000            2,061
Union Oil of California
                                       9.750% due                 12/01/00                              400              434
                                       6.700% due                 10/15/07                              100               94
United Air Lines
                                       6.750% due                 12/01/97                           11,400           11,435
                                      10.670% due                 05/01/04                            2,050            2,351
USX Corp.
                                       6.375% due                 07/15/98                           16,200           16,135
                                       9.800% due                 07/01/01                              300              328
Vons
                                       6.625% due                 05/15/98                           10,001           10,026
W.R. Grace & Co.
                                       6.880% due                 06/23/97                            5,000            5,012
Wal-Mart Stores
                                       9.100% due                 07/15/00                              100              106
                                       8.625% due                 04/01/01                            1,050            1,109
World Color Press, Inc.
                                       9.125% due                 03/15/03                            5,000            5,025
Xerox Corp.
                                       7.200% due                 04/01/16                              300              285
                                                                                                                     691,143
Utilities - 4.1%
AES Corp.
                                       9.750% due                 06/15/00                            2,250            2,337
                                      10.250% due                 07/15/06                            4,500            4,916
Arkansas Power & Light
                                      10.370% due                 12/22/97                            3,000            3,057
Bell Atlantic Financial
                                       6.625% due                 11/30/97                              400              401
California Energy
                                      10.250% due                 01/15/04 (d)                       12,985           14,154
Calpine Corp.
                                       9.250% due                 02/01/04                            4,150            4,223
Carolina Power & Light
                                       6.375% due                 10/01/97                               50               50
                                       5.375% due                 07/01/98                              100               99
Central Maine Power Co.
                                       6.250% due                 11/01/98                            1,000              985
Central Power & Light
                                       6.000% due                 10/01/97                              850              850
Chesapeake & Potomac Telephone
                                       8.000% due                 10/15/29                            1,125            1,144
Chesapeake Energy Corp.
                                      12.000% due                 03/01/01                            7,000            7,648
Cincinnati Bell Inc.
                                       6.700% due                 12/15/97                            1,000            1,003
Cleveland Electric Illuminating Co.
                                       9.375% due                 03/01/17                            3,000            3,067
CMS Energy
                                       9.500% due                 10/01/97 (d)                       31,600           31,979
                                       9.875% due                 10/01/99 (d)                        4,200            4,333
Commonwealth Edison
                                       6.500% due                 07/15/97                            5,375            5,379
                                       8.125% due                 01/15/07                           10,000            9,840
                                       9.875% due                 06/15/20                           11,700           12,898
Connecticut Light & Power
                                       6.500% due                 01/01/98                            1,000            1,000
                                       7.250% due                 07/01/99                            6,000            5,951
Consolidated Edison
                                       7.600% due                 01/15/00                              100              102
Consolidated Natural Gas Co.
                                       5.875% due                 10/01/98                              500              496
Consumers Energy
                                       8.750% due                 02/15/98                            5,550            5,640
CTC Mansfield Funding
                                      10.250% due                 03/30/03                           16,074           16,476
                                      11.125% due                 09/30/16                          101,315          108,154
Duke Power Co.
                                       8.000% due                 11/01/99                               40               41
Eastern Edison Co.
                                       7.780% due                 07/30/02                            9,000            9,147



El Paso Electric Co.
                                       7.250% due                 02/01/99                           10,956           10,908
First PV Funding
                                      10.150% due                 01/15/16                            6,894            7,351
Georgia Power
                                       7.000% due                 10/01/00                            5,000            4,920
GTE Corp.
                                       8.850% due                 03/01/98                              200              204
                                      10.750% due                 09/15/17                              300              321
Gulf States Utilities
                                       7.250% due                 03/01/99                            6,200            6,178
Hydro Quebec
                                       5.594% due                 04/15/99 (d)                       10,000            9,978
                                       9.400% due                 02/01/21                              500              574
                                       9.500% due                 11/15/30                            2,370            2,786
Long Island Lighting Co.
                                       6.250% due                 07/15/01                            7,000            6,711
                                       8.500% due                 05/15/06                            6,750            6,893
                                       9.750% due                 05/01/21                           28,818           29,556
                                       9.625% due                 07/01/24                           16,400           16,926
MCI Communications
                                       6.250% due                 03/23/99                              600              595
New England Power
                                       6.140% due                 02/02/98                              500              499
                                       6.100% due                 02/04/98                            1,000              999
New Jersey Bell Telephone
                                       7.850% due                 11/15/29                               70               74
New Orleans Public Service
                                       8.670% due                 04/01/05                            2,230            2,271
New York Telephone Co.
                                       6.250% due                 02/15/04                              150              142
Niagara Mohawk Power
                                       0.000% due                 06/01/04                           25,000           25,000
                                       0.000% due                 01/01/18                           43,021           43,021
North Atlantic Energy
                                       9.050% due                 06/01/02                            5,202            5,146
Northern Illinois Gas Co.
                                       6.450% due                 08/01/01                            1,450            1,423
Oklahoma Gas & Electric
                                       6.375% due                 01/01/98                              100              100
Pacific Gas & Electric
                                       5.375% due                 08/01/98                              500              493
                                       7.670% due                 12/15/98                              208              211
                                       6.750% due                 12/01/00                              709              702
Pacific Northwest Bell
                                       4.375% due                 09/01/02                               50               44
Pennsylvania Power & Light
                                       5.500% due                 04/01/98                              250              248
Public Service Electric & Gas
                                       6.875% due                 06/01/97                            1,200            1,202
                                       8.750% due                 07/01/99                               40               42
Public Service of New Hampshire
                                       9.170% due                 05/15/98                           16,000           16,301
Questar Pipeline
                                       9.375% due                 06/01/21                              200              215
Southern California Edison
                                       6.125% due                 07/15/97                              500              500
                                       5.875% due                 02/01/98                              343              342
                                       5.450% due                 06/15/98                              400              395
Southwestern Bell Telephone Co.
                                       5.550% due                 03/10/98                            1,000              994
                                       6.125% due                 03/01/00                               50               49



System Energy Resources
                                       6.000% due                 04/01/98                              801              793
Texas-New Mexico Power
                                      10.750% due                 09/15/03                            4,950            5,216
Texas Gas Transmission Corp.
                                       9.625% due                 07/15/97                            5,400            5,453
Texas Utilities
                                       5.891% due                 05/01/99 (d)                       32,125           32,161

Toledo Edison Co.
                                       6.125% due                 08/01/97                              200              200
                                       8.180% due                 07/30/02                            1,400            1,375
                                       8.700% due                 09/01/02                           10,000            9,719
                                       7.850% due                 03/31/03                            7,000            6,732
                                       7.875% due                 08/01/04                              500              494
Trident NGL, Inc.
                                      10.250% due                 04/15/03                            7,500            8,100
Triton Energy
                                       0.000% due                 11/01/97                            6,800            6,562
Tucson Electric Power
                                       8.500% due                 10/01/09                            1,000              953
U.S. West Communications, Inc.
                                       6.625% due                 09/15/05                              300              287
Virginia Electric & Power Co.
                                       9.375% due                 06/01/98                              500              515
                                       6.250% due                 08/01/98                              200              199
Wilmington Trust Co. - Tucson Electric
                                      10.732% due                 01/01/13                              991              974
                                                                                                                     539,417

Total Corporates Bonds and Notes                                                                                   2,198,169
(Cost $2,190,755)



U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds
                                      12.375% due                 05/15/04                            1,000            1,303
                                      13.875% due                 05/15/11                              210              305
                                      11.250% due                 02/15/15                          648,800          912,173
                                      10.625% due                 08/15/15                              400              539



U.S. Treasury Notes
                                       6.000% due                 09/30/98                           48,600           48,387
                                       6.750% due                 06/30/99                              500              503
                                       7.750% due                 11/30/99                            2,000            2,057
                                       8.500% due                 02/15/00                              900              944
                                       6.750% due                 04/30/00                            2,800            2,810
                                       6.250% due                 05/31/00                              500              495
                                       5.875% due                 06/30/00                              500              489
                                       6.125% due                 09/30/00                              200              197
                                       6.375% due                 03/31/01                              300              296
                                       6.500% due                 08/31/01                              250              248
                                       5.750% due                 08/15/03                            1,350            1,274
                                       5.875% due                 02/15/04                            2,850            2,696
                                       7.500% due                 02/15/05                              200              207
                                       6.500% due                 05/15/05                            1,000              973

U.S. Treasury Strips
                                       0.000% due                 05/15/03                                9                6
Total U.S. Treasury Obligations                                                                                      975,902
(Cost $1,010,545)

U.S. Government Agencies - 1.2%
A.I.D. Housing Guarantee - Peru
                                       9.980% due                 08/01/08                            1,265            1,367
Federal Farm Credit Bank
                                       7.240% due                 06/21/06                            2,500            2,496
Federal Home Loan Bank
                                       6.520% due                 04/24/97                              250              250
                                       9.200% due                 08/25/97                              150              152
                                       6.320% due                 12/04/97                            1,500            1,504
                                       6.560% due                 04/04/01                              100               99
Federal Home Loan Mortgage Corp.
                                       6.610% due                 08/07/00                            1,000              993
                                       6.565% due                 11/04/02                            2,000            1,953
                                       6.170% due                 12/11/02                            2,000            1,920
                                       7.900% due                 04/27/05                              300              299
                                       7.250% due                 06/08/05                               30               29
                                       6.750% due                 08/01/05                            2,400            2,353
                                       7.120% due                 09/30/05                              100               97
                                       6.780% due                 12/07/05                              100               95
                                       7.275% due                 12/11/06                            3,000            2,910
Federal National Mortgage Assn.
                                       0.000% due                 04/10/97                              869              868
                                       8.700% due                 06/10/99                               30               31
                                       9.050% due                 04/10/00                              255              271
                                       5.880% due                 07/17/00                            1,200            1,172
                                       6.110% due                 09/20/00                               40               39
                                       8.500% due                 02/01/05                              150              155
                                       7.375% due                 03/28/05                               40               41
                                       7.000% due                 12/05/05                              250              241
                                       7.040% due                 12/09/05                              100               98
                                       7.150% due                 03/09/11                            2,125            2,052
Government Trust Certificate - Greece
                                       8.000% due                 05/15/98                               67               68
Government Trust Certificate - Israel
                                       0.000% due                 05/15/10                            7,300            2,824
Student Loan Marketing Assn.
                                       5.540% due                 02/17/98 (d)                          100              100
                                       7.000% due                 03/03/98                               30               30
                                       6.612% due                 02/20/00 (d)                      134,700          133,287
                                       7.500% due                 03/08/00                               30               31
                                       7.200% due                 11/09/00                               35               36
Tennessee Valley Authority
                                       0.000% due                 05/15/97                            1,242            1,234
                                       0.000% due                 04/15/42 (d)                          855              259
Total U.S. Government Agencies                                                                                       159,354
(Cost $160,926)



Mortgage-Backed Securities - 55.9%
Federal Home Loan Mortgage Corporation - 5.7%
                                       5.000% due                 07/15/02                            2,072            2,067
                                       5.250% due                 12/01/98                               19               18
                                       5.500% due                 07/01/00-03/01/10(g)                   99               98
                                       6.000% due                 12/01/98 -01/01/01(g)                 816              799
                                       6.000% due                 01/01/11-04/01/16 (g)                 659              616
                                       6.000% due                 01/01/25-04/01/26 (g)               3,968            3,589
                                       6.375% due                          04/01/17 (d)                  71               73
                                       6.500% due                 04/01/08-03/01/11 (g)                1,412            1,368
                                       6.500% due                 09/01/25-05/13/27 (g)              287,638          267,895
                                       6.775% due                          11/01/03                       70               69
                                       7.000% due                 05/01/00-12/01/07 (g)                2,250            2,255
                                       7.000% due                 06/01/10-01/01/14 (g)                1,639            1,612
                                       7.000% due                 11/01/25-03/01/26 (g)                1,148            1,103
                                       7.125% due                          06/01/17 (d)                   43               45
                                       7.283% due                          07/(d)23 (d)                4,857            4,975
                                       7.339% due                          05/(d)23 (d)                3,430            3,559
                                       7.424% due                          07/(d)22 (d)                2,994            3,107
                                       7.500% due                 05/01/99-05/01/08 (g)                  662              662
                                       7.500% due                 05/01/11-02/01/17 (g)                2,693            2,697
                                       7.500% due                 04/01/23-01/01/27 (g)               13,819           13,688
                                       7.517% due                          06/01/24 (d)               23,019           23,904
                                       7.518% due                          09/01/23 (d)               39,252           40,332
                                       7.591% due                          08/01/23 (d)               22,587           23,322
                                       7.612% due                          07/01/23 (d)                1,821            1,876
                                       7.625% due                          01/01/19 (d)                   21               21
                                       7.641% due                          04/01/24 (d)                4,235            4,400
                                       7.645% due                          05/01/23 (d)                6,771            7,034
                                       7.673% due                          09/01/23 (d)                4,537            4,652
                                       7.710% due                          06/21/04                      400              403
                                       7.719% due                          04/01/23  (d)                1,464            1,521
                                       7.742% due                          11/(d)23  (d)                6,271            6,525
                                       7.750% due                          04/01/07                        65               65
                                       7.800% due                          08/01/23  (d)                   36               38
                                       7.820% due                          04/01/24  (d)               20,607           21,426
                                       7.838% due                          08/01/23  (d)                4,023            4,156
                                       7.842% due                          06/01/28  (d)                 9,776           10,165
                                       7.870% due                          06/01/24  (d)                 4,107            4,237
                                       7.879% due                          11/01/23  (d)                 2,298            2,375
                                       7.882% due                          08/01/24  (d)                 1,285            1,336
                                       7.884% due                          04/01/24  (d)                 2,301            2,392
                                       7.889% due                          11/01/23  (d)                 1,313            1,351
                                       7.894% due                          07/01/24  (d)                 6,965            7,243
                                       7.906% due                          08/01/23  (d)                 2,019            2,086
                                       7.973% due                          09/01/23  (d)                 9,606            9,913
                                       7.992% due                          04/01/29  (d)                 5,741            5,973
                                       8.016% due                          10/01/23  (d)                 4,489            4,672
                                       8.021% due                          10/01/23  (d)                 6,981            7,263
                                       8.025% due                          11/01/23  (d)                 2,031            2,110
                                       8.028% due                          10/01/23  (d)                 7,167            7,459
                                       8.041% due                          10/01/23  (d)                 1,418            1,457
                                       8.045% due                          01/01/24  (d)                 1,229            1,279
                                       8.070% due                          10/01/23  (d)                 2,571            2,674
                                       8.097% due                          09/01/23  (d)                 9,198            9,574
                                       8.104% due                          01/01/24  (d)                 1,580            1,628
                                       8.000% due                 10/01/07-05/01/17  (g)                 4,052            4,115
                                       8.000% due                 03/01/25-06/01/26  (g)                45,574           46,089
                                       8.250% due                 08/01/07-12/01/09  (g)                   278              285
                                       8.500% due                 09/01/01-06/01/09  (g)                 1,305            1,347
                                       8.500% due                 08/01/14-06/01/22  (g)                 1,030            1,065
                                       8.500% due                 12/01/24-04/10/27  (g)               146,263          150,383
                                       8.750% due                 02/01/01-09/01/10  (g)                   671              693
                                       9.000% due                 01/01/02-08/01/11  (g)                 1,035            1,083
                                       9.000% due                 06/01/12-05/01/17  (g)                   545              573
                                       9.250% due                 06/01/09-08/01/09  (g)                   154              164
                                       9.500% due                 08/01/01-12/01/05  (g)                 1,885            1,960
                                       9.500% due                 03/01/16-06/01/21  (g)                 2,274            2,444
                                      10.000% due                 06/01/04-12/01/05  (g)                 1,329            1,399
                                      10.250% due                 04/01/09-05/01/09  (g)                 2,758            2,976
                                      11.000% due                 12/01/99-11/01/09  (g)                    40               45
                                      11.000% due                 04/01/10-07/01/19  (g)                 1,453            1,612
                                      11.250% due                 10/01/09-09/01/15  (g)                   212              234
                                      11.500% due                 03/01/00-05/01/00  (g)                    37               39
                                      12.500% due                          07/01/99                          9                9
                                      13.250% due                          10/01/13                         85               99
                                      14.000% due                          04/01/16                         40               46
                                      15.500% due                 08/01/11-11/01/11  (g)                    25               29
                                      16.250% due                 05/01/11-11/01/11  (g)                    19               22
                                                                                                                        751,868




Federal Housing Administration - 0.8%
                                       5.250% due                 02/01/03                              305              287
                                       7.125% due                 02/01/34                            4,511            4,296
                                       7.211% due                 12/01/21                            3,760            3,754
                                       7.317% due                 11/01/19                           12,253           11,923
                                       7.375% due                 03/01/19-01/01/24 (g)              17,825           17,193
                                       7.399% due                 02/01/21                            2,776            2,558
                                       7.430% due                 12/01/16-10/01/23 (g)              66,697           64,814
                                       7.650% due                 11/01/18                              183              175
                                       9.680% due                 05/01/24                            1,665            1,793
                                                                                                                     106,793
Federal National Mortgage Association - 5.8%
                                       5.250% due                 09/25/97                                5                5
                                       6.000% due                 11/(g)03-03/01/11 (g)               4,920            4,785
                                       6.000% due                 03/01/24                            2,445            2,222
                                       6.073% due                 11/01/18 (d)                           51               51
                                       6.083% due                 09/01/24 (d)                        5,451            5,414
                                       6.085% due                 11/01/23-05/01/29(g)               12,753           12,584
                                       6.086% due                 10/01/27 (d)                          701              692
                                       6.087% due                 10/01/28 (d)                       64,162           63,304
                                       6.090% due                 01/(d)(g)05/01/18                   2,058            2,045
                                       6.092% due                 10/(d)(g)05/01/28                   5,002            4,937
                                       6.124% due                 04/23/27                           17,350           17,111
                                       6.150% due                 12/14/01                              100               97
                                       6.275% due                 05/01/26 (d)                        7,685            7,947
                                       6.500% due                 10/01/05-04/01/08 (g)                 471              465
                                       6.500% due                 12/01/25-03/01/26 (g)              97,540           90,933
                                       6.750% due                 08/01/03                              836              830
                                       6.834% due                 07/01/03                               70               68
                                       6.900% due                 05/25/23                              125               97
                                       6.902% due                 11/01/25 (d)                       17,363           17,653
                                       6.950% due                 03/25/26                              200              196
                                       7.000% due                 05/25/99-03/01/08 (g)               2,876            2,859
                                       7.000% due                 01/01/10-12/25/19 (g)               3,257            3,232
                                       7.000% due                 01/25/20-11/01/26 (g)              39,687           37,690
                                       7.250% due                 05/01/02-01/01/23 (g)              11,724           11,427
                                       7.067% due                 09/01/22 (d)                        4,011            4,081
                                       7.267% due                 09/01/25 (d)                        8,980            9,116
                                       7.279% due                 09/01/22 (d)                        4,652            4,748
                                       7.321% due                 06/01/24 (d)                       17,184           17,818
                                       7.440% due                 03/01/26 (d)                       25,563           26,670
                                       7.451% due                 11/01/25 (d)                        7,156            7,371
                                       7.457% due                 05/01/24 (d)                        7,949            8,323
                                       7.465% due                 07/01/24 (d)                       30,722           31,832
                                       7.500% due                 08/01/03-01/01/11 (g)               7,979            8,046
                                       7.500% due                 07/01/16-09/01/25 (g)             102,319          101,291
                                       7.601% due                 02/01/26 (d)                        3,183            3,309
                                       7.615% due                 01/01/26 (d)                        7,314            7,600
                                       7.690% due                 01/01/24 (d)                        1,741            1,817
                                       7.728% due                 03/01/25 (d)                       14,183           14,573
                                       7.736% due                 11/01/25 (d)                       10,023           10,299
                                       7.737% due                 09/01/24 (d)                        5,199            5,387
                                       7.750% due                 06/01/09                              245              245
                                       7.764% due                 06/01/24 (d)                        3,809            3,985
                                       7.781% due                 03/01/33 (d)                       40,264           41,492
                                       7.823% due                 08/01/23 (d)                        3,453            3,609
                                       7.825% due                 10/01/23 (d)                       11,290           11,746
                                       7.828% due                 01/01/24 (d)                        1,888            1,963
                                       7.889% due                 12/01/23 (d)                        3,283            3,403
                                       7.921% due                 11/01/23-01/01/24 (d)(g)            3,960            4,124
                                       7.939% due                 12/01/24 (d)                        5,204            5,470
                                       7.976% due                 01/01/24 (d)                        8,201            8,540
                                       7.990% due                 10/01/23 (d)                        1,291            1,348
                                       7.998% due                 12/01/23 (d)                       10,661           11,138
                                       8.000% due                 09/01/01-02/01/09 (g)               4,194            4,286
                                       8.000% due                 04/01/18-12/01/26 (g)              32,105           31,888
                                       8.018% due                 09/01/23 (d)                        8,546            8,875
                                       8.075% due                 11/01/23 (d)                        1,997            2,068
                                       8.099% due                 12/01/23 (d)                        5,488            5,706
                                       8.250% due                 10/01/08-02/01/17 (g)               1,136            1,165
                                       8.500% due                 07/01/99-06/01/09 (g)               5,530            5,708
                                       8.500% due                 12/01/09-09/01/18 (g)               1,792            1,864
                                       8.500% due                 10/01/21-05/01/25 (g)              47,134           48,426
                                       8.750% due                          01/25/07                     796              800
                                       9.000% due                 01/01/99-11/01/06 (g)               2,561            2,665
                                       9.500% due                 05/01/15-07/01/22 (g)                 746              793
                                       9.750% due                          11/01/08                       93              100
                                      10.500% due                 12/01/16-04/01/22 (g)               1,277            1,391
                                      12.000% due                          05/01/16                      26               29
                                      13.000% due                          09/01/13                      72               83
                                      13.250% due                          09/01/11                      25               28



                                      14.500% due                 11/01/11-01/01/13 (g)                  85              100
                                      14.750% due                 08/01/12-11/01/12 (g)                 396              459
                                      15.500% due                 10/01/12-12/01/12 (g)                  42               51
                                      15.750% due                 12/01/11-08/01/12 (g)                 217              253
                                      16.000% due                          09/01/12                     260              324
                                                                                                                     763,050
Government National Mortgage Association - 26.2%
                                       5.000% due                 01/20/24-05/20/24 (d)(g)           95,776           97,568
                                       5.500% due                 01/20/26-02/20/26 (d)(g)           34,781           35,137
                                       5.650% due                          10/15/12                      14               12
                                       6.000% due                          10/15/08                     305              290
                                       6.000% due                 10/15/23-11/20/26 (g)             227,794          208,856
                                       6.000% due                 07/20/26-09/20/26 (d)(g)           24,435           24,284
                                       6.500% due                          10/15/08                     276              269
                                       6.500% due                 03/20/22-02/20/26(d)(g)           102,157          104,024
                                       6.500% due                  12/2023-04/17/27 (g)           1,154,056        1,074,992
                                       6.875% due                 12/20/22-12/20/25 (d)(g)          309,038          315,145
                                       7.000% due                 08/20/25-05/20/26 (d)(g)           37,887           38,566
                                       7.000% due                 10/15/08-05/19/27 (g)             396,792          380,036
                                       7.125% due                 06/20/21-08/20/25 (d)(g)          936,430          958,868
                                       7.500% due                 08/15/05-12/15/09 (g)              3,853            3,892
                                       7.500% due                 02/15/22-07/15/26 (g)             35,622           35,193
                                       7.625% due                          04/20/23 (d)              1,050            1,082
                                       8.000% due                 08/15/05-09/15/08 (g)              1,407            1,445
                                       8.000% due                 06/15/16-12/15/25 (g)             60,131           61,063
                                       8.000% due                 06/15/26-04/17/27 (g)              8,293            8,337
                                       8.250% due                 08/15/16-07/15/08 (g)                737              764
                                       8.500% due                 06/15/01-07/15/08 (g)                319              331
                                       8.500% due                 08/15/16-11/15/25 (g)             32,411           33,380
                                       8.500% due                 12/15/26-07/21/27 (g)             44,694           45,568
                                       8.750% due                 03/15/07-07/15/07 (g)                192              200
                                       9.000% due                 09/15/01-05/15/09 (g)              1,011            1,059
                                       9.000% due                 05/15/16-07/20/22 (g)              8,666            9,209
                                       9.250% due                 10/15/01-03/15/06 (g)                576              599
                                       9.500% due                 04/15/01-11/15/09 (g)                614              652
                                       9.500% due                 04/15/16-08/15/23 (g)              9,476           10,253
                                       9.750% due                 08/15/97-07/15/04 (g)                297              312
                                       9.750% due                 09/15/17-01/15/21 (g)                146              158
                                      10.000% due                 06/20/01-11/15/09 (g)                198              212
                                      10.000% due                 01/15/15-03/20/20 (g)              5,871            6,470
                                      10.250% due                 10/15/98-05/15/01 (g)                277              285
                                      10.500% due                          06/15/04                    162              174
                                      10.750% due                 08/15/98-09/15/98 (g)                 26               26
                                      11.000% due                 05/15/04-06/15/13 (g)                111              120
                                      11.250% due                          03/15/01                     11               11
                                      11.250% due                          12/20/15                     72               80
                                      11.500% due                 04/15/13-05/15/13 (g)                 17               19
                                      12.000% due                 03/20/99-02/15/00 (g)                 14               15
                                      12.000% due                 01/15/13-03/15/15 (g)                104              117
                                      12.500% due                          01/15/11                      1                2
                                      13.000% due                 12/15/12-10/15/14 (g)                 77               90
                                      13.250% due                          10/20/14                     48               54
                                      13.500% due                 11/15/12-12/15/12 (g)                 16               19
                                      14.500% due                          09/15/12                     31               37
                                      15.000% due                 09/15/12-10/15/12 (g)                 21               25
                                      16.000% due                 01/15/12-04/15/12 (g)                 14               17
                                      17.000% due                 11/15/11-12/15/11 (g)                136              166
                                                                                                                  3,459,483
Collateralized Mortgage Obligations - 15.2%
AFC Home Equity Loan Trust
                                       7.348% due                 10/25/26 (d)                       17,045           17,194
                                       6.550% due                 01/25/27                           15,584           15,563
American Southwest Financial
                                      12.250% due                 11/01/14                               82               92
                                      12.500% due                 04/01/15                              941            1,046
                                      12.000% due                 05/01/15                            1,500            1,683
                                      11.400% due                 09/01/15                            1,231            1,285


Bear Stearns
                                       9.200% due                 11/01/18                               52               53
                                       9.500% due                 06/25/23                            1,376            1,405
                                       6.406% due                 10/15/23 (d)                       10,144           10,061
                                      10.000% due                 08/25/24                           15,018           16,828
                                       7.000% due                 03/25/27                            7,000            6,459
Capstead
                                       8.400% due                 01/25/21                            5,063            5,076
                                       8.750% due                 07/25/21                           10,000            9,806
Centex Acceptance Corp.
                                      11.000% due                 11/01/15                              322              340
Chase Mortgage Financial Corp.
                                       8.250% due                 10/25/10                            4,794            4,831
                                       9.500% due                 04/25/24                            1,316            1,321
                                       8.000% due                 06/25/24                              310              312
                                       7.500% due                 10/25/24                               68               68
Citicorp Mortgage
                                       8.500% due                 04/01/17                              357              356
                                       8.000% due                 07/25/18                              116              117
                                       9.500% due                 01/01/19                            4,365            4,410
                                       9.500% due                 09/25/19                              250              250
                                       9.500% due                 09/25/20                            1,885            1,933
                                       7.750% due                 04/25/21                              369              367
                                       6.000% due                 08/25/21                              584              575
                                       7.463% due                 10/25/22 (d)                       27,777           28,402
CMC Securities Corp.
                                       7.067% due                 09/25/23 (d)                       18,984           19,227
                                       7.627% due                 04/25/25 (d)                          620              630
CMO Trust
                                      10.200% due                 02/01/16                              777              821
                                       8.000% due                 01/01/17                              326              327
                                       8.000% due                 09/20/21                            7,531            7,522
Collateralized Mortgage Securities Corp.
                                      11.875% due                 04/01/15                            2,075            2,213
                                      11.450% due                 09/01/15                               68               73
                                      11.450% due                 11/01/15                              392              394
                                       8.750% due                 04/20/19                            1,213            1,258
Countrywide
                                       7.634% due                 07/25/24 (d)                       19,026           19,240
Donaldson, Lufkin & Jenrette
                                       7.393% due                 08/01/21 (d)                        8,567            8,586
                                       7.928% due                 12/25/22 (d)                        6,966            7,149
                                       7.708% due                 03/25/24 (d)                        2,529            2,596
                                       6.500% due                 04/25/24                               35               35
                                       7.835% due                 05/25/24 (d)                          549              559
Drexel Mortgage Funding
                                       9.500% due                 11/20/17                            2,242            2,326
                                       8.600% due                 03/01/18                              925              935
                                       9.500% due                 08/01/19                               29               30
FBC Mortgage Securities Trust
                                       6.025% due                 01/25/17 (d)                            2                2


Federal Home Loan Mortgage Corp.
                                       6.500% due                 07/15/02                            4,361            4,370
                                       4.750% due                 10/15/02                              380              378
                                       5.000% due                 03/15/03                            5,203            5,190
                                       5.250% due                 03/15/03                            8,845            8,829
                                       5.000% due                 04/15/03                            5,092            5,077
                                       7.000% due                 10/15/03                            6,458            6,473
                                       5.450% due                 03/15/04                           15,329           15,248
                                       8.750% due                 10/15/05                               31               31
                                      10.750% due                 11/30/05                            1,013            1,045
                                       6.500% due                 07/15/06                            1,075            1,029
                                       6.500% due                 08/15/06                              710              695
                                       6.500% due                 05/05/08                            1,000              957
                                       9.000% due                 09/15/08                               43               44
                                      10.250% due                 03/15/09                               28               28
                                       5.000% due                 02/15/11                            8,816            8,790
                                       5.500% due                 11/15/11                            8,997            8,981
                                       4.875% due                 12/15/11                            6,702            6,674
                                       5.150% due                 12/25/11                           16,250           16,032
                                       4.750% due                 03/15/12                              168              168
                                       5.000% due                 12/15/12                            2,943            2,937
                                       8.500% due                 08/15/13                            2,000            2,093
                                       6.050% due                 09/15/13                            6,803            6,781
                                       8.500% due                 09/15/13                            5,941            6,158
                                       5.500% due                 12/15/13                            4,320            4,307
                                      11.000% due                 11/30/15                           10,392           11,275
                                       6.210% due                 08/15/17                              345              340
                                       7.640% due                 10/25/17                            9,099            9,215
                                       6.350% due                 03/25/18                              200              194
                                       5.250% due                 05/15/18                            1,685            1,643
                                       9.500% due                 01/15/19                              777              789
                                       6.500% due                 05/15/19                              615              597
                                       8.500% due                 10/15/19                            1,028            1,040
                                       9.000% due                 11/15/19                            4,130            4,191
                                      10.000% due                 11/15/19                              250              267
                                       7.000% due                 02/15/20                            1,901            1,902
                                       8.500% due                 03/15/20                            2,233            2,262
                                       9.125% due                 06/15/20                            3,621            3,717
                                       5.750% due                 08/15/20                              300              283
                                       8.500% due                 09/15/20                           19,792           20,202
                                       9.000% due                 09/15/20                              165              171
                                       5.500% due                 10/15/20                              200              178
                                       8.750% due                 10/15/20                              500              512
                                       8.900% due                 11/15/20                           28,865           29,577
                                       9.500% due                 11/15/20                           11,947           12,507
                                       6.000% due                 12/15/20                              400              371
                                       8.750% due                 12/15/20                            1,265            1,296
                                       9.000% due                 12/15/20                            7,023            7,329
                                       8.500% due                 06/15/21                           49,579           50,746
                                       6.950% due                 07/15/21                              700              670
                                       7.000% due                 07/15/21                            4,000            3,899
                                       8.000% due                 07/15/21                            8,905            8,827
                                       9.000% due                 07/15/21                            3,967            4,192
                                       9.500% due                 07/15/21                            6,418            6,630
                                       6.200% due                 08/15/21                            1,500            1,457
                                       6.950% due                 08/15/21                              185              175
                                       8.000% due                 08/15/21                           23,472           23,333
                                       6.500% due                 09/15/21                            2,500            2,383
                                       9.000% due                 11/15/21                            1,099            1,111
                                       8.000% due                 12/15/21                           13,831           13,773
                                       6.850% due                 01/15/22                              700              669
                                       8.250% due                 06/15/22                            5,000            5,072
                                       7.000% due                 07/15/22                              416              349
                                       8.500% due                 10/15/22                           18,125           18,623
                                       7.000% due                 07/15/23                              212              174
                                       7.170% due                 10/25/23 (d)                       35,068           36,275
                                       6.500% due                 02/15/24                               64               61
                                       8.000% due                 09/15/24                           16,250           16,594
                                       7.404% due                 10/01/26 (d)                       10,591           10,990
Federal National Mortgage Assn.
                                       9.100% due                 02/25/02                            7,268            7,337
                                       5.000% due                 02/25/03                            9,851            9,812
                                       5.500% due                 12/25/03                            5,000            4,976
                                       5.750% due                 12/25/03                              175              174
                                       5.650% due                 04/25/05                              200              195
                                       6.000% due                 07/25/07                              300              286
                                       6.250% due                 07/25/07                              100               97
                                       7.818% due                 08/25/07 (d)                          126              100
                                       7.000% due                 02/25/08                            1,095            1,031
                                      10.500% due                 08/25/08                            7,146            8,293
                                       6.750% due                 11/25/10                            1,275            1,227
                                       5.000% due                 05/25/12                           20,270           20,181
                                       4.900% due                 12/25/12                            5,250            5,224
                                       6.400% due                 09/25/14                              773              767
                                       8.500% due                 10/25/14                               50               50
                                      10.000% due                 12/25/14                            1,512            1,560



                                       7.000% due                 04/25/15                            2,328            2,331
                                       6.000% due                 11/25/15                           19,900           19,804
                                       7.500% due                 08/25/16                            2,071            2,071
                                       9.670% due                 01/25/17                              690              708
                                       9.200% due                 12/25/17                            1,609            1,652
                                       9.300% due                 05/25/18                            2,282            2,391
                                       6.206% due                 06/25/18 (d)                           10               10
                                       9.500% due                 06/25/18                            1,143            1,205
                                       5.500% due                 07/25/18                              220              214
                                       8.500% due                 07/25/18                              217              217
                                       7.000% due                 08/25/18                           15,375           15,365
                                       7.750% due                 10/25/18                              808              809
                                       9.500% due                 11/25/18                           12,838           13,835
                                       6.625% due                 06/25/19                               47               47
                                       9.500% due                 06/25/19                            4,623            4,865
                                       8.000% due                 10/25/19                           18,238           18,432
                                       7.500% due                 12/25/19                              200              198
                                       9.000% due                 12/25/19                           19,392           19,907
                                       7.750% due                 05/25/20                            8,000            7,954
                                       8.000% due                 07/25/20                              182              184
                                       9.000% due                 09/25/20                            7,164            7,474
                                       8.000% due                 12/25/20                           20,210           20,412
                                       8.750% due                 01/25/21                           10,140           10,349
                                       7.500% due                 02/25/21                           19,017           18,993
                                       7.500% due                 03/25/21                           20,919           20,429
                                       7.250% due                 04/25/21                            8,960            8,612
                                       7.500% due                 06/25/21                              320              320
                                       8.000% due                 07/25/21                           26,239           26,075
                                       8.500% due                 09/25/21                           15,822           16,099
                                       8.000% due                 10/25/21                           22,430           22,362
                                       6.000% due                 12/25/21                              200              188
                                       8.000% due                 01/25/22                           21,700           21,797
                                       8.000% due                 03/25/22                              565              566
                                       7.000% due                 04/25/22                           17,091           15,690
                                       7.000% due                 07/25/22                            9,217            8,739
                                       8.000% due                 07/25/22                           24,518           23,514
                                       6.500% due                 10/25/22                            3,226            2,563
                                       7.800% due                 10/25/22                            5,235            5,057
                                       7.000% due                 06/25/23                            3,808            2,970
                                       6.000% due                 08/25/23                            5,137            4,503
                                       6.500% due                 08/25/23                              242              231
                                       6.750% due                 10/25/23                              472              382
                                       6.500% due                 11/25/23                              170              152
First Boston Corp.
                                       8.000% due                 12/01/00                              112              111
                                       9.450% due                 08/20/17                               51               51
                                       7.500% due                 04/25/21                              535              534
First Commonwealth Savings & Loan
                                      10.375% due                 04/01/05                               23               24
General Electric Capital Mortgage
                                       8.000% due                 07/25/23                           12,979           12,970
                                       6.500% due                 09/25/23                               45               37
                                       6.500% due                 12/25/23                            2,132            2,122
                                       6.500% due                 02/25/24                               28               27
                                       6.500% due                 03/25/24                           12,048            9,881
                                       8.000% due                 06/25/25                           14,336           14,477
Glendale Federal Savings & Loan
                                       7.264% due                 03/01/28 (d)                       11,450           11,575


Greenwich
                                       7.196% due                 04/25/22 (d)                        3,078            3,100
                                       7.081% due                 07/25/22 (d)                       14,364           14,526
                                       7.076% due                 10/25/22 (d)                          391              393
                                       7.193% due                 04/25/23 (d)                        4,775            4,841
                                       7.657% due                 04/25/24 (d)                        7,203            7,279
                                       8.190% due                 06/25/24 (d)                       10,356           10,540
                                       8.570% due                 08/25/24 (d)                       14,333           14,588
                                       8.652% due                 11/25/24 (d)                        6,593            6,706
Imperial CMB Trust
                                       6.008% due                 09/25/26                           46,161           46,147
Independent National Mortgage Corp.
                                       9.000% due                 12/25/19                            8,389            8,427
                                       6.650% due                 10/25/24                            2,723            2,412
                                       7.946% due                 11/25/24 (d)                       15,309           15,697
                                       7.069% due                 07/25/25 (d)                       41,664           42,341
                                       7.740% due                 07/25/25 (d)                       46,783           47,719
International Mortgage Acceptance Corp.
                                      12.250% due                 03/01/14                              695              755
J.P. Morgan & Co.
                                       9.000% due                 10/20/20                           12,978           13,602
Kidder Peabody
                                       8.390% due                 05/20/18 (d)                          493              499
                                       8.043% due                 03/25/24 (d)                       27,801           28,218
                                       8.010% due                 09/25/24 (d)                       20,000           20,306
Marine Midland
                                       8.000% due                 04/25/23                               95               96
                                       8.000% due                 10/25/23                              350              350
Merrill Lynch Mortgage
                                       9.470% due                 04/27/18                               23               23
                                       6.890% due                 06/15/21 (d)                       10,320           10,268
                                       7.153% due                 06/(d)21 (d)                        9,686            9,710
                                       8.210% due                 06/15/21                            2,163            2,187
                                       8.093% due                 06/25/22 (d)                       12,336           12,382
Morgan Stanley Mortgage
                                       8.150% due                 07/20/21                               17               17
Nomura Asset Securities Corp.
                                       7.922% due                 05/25/24                           15,854           16,161
Norwest Mortgage
                                      12.500% due                 02/01/14                            1,103            1,178
                                      12.250% due                 04/01/14                              132              140
PaineWebber Mortgage
                                       6.000% due                 04/25/09                           11,951           10,545
                                       7.000% due                 02/25/24                            1,953            1,953
Prudential Bache
                                       6.071% due                 09/01/18                              620              614
                                       9.000% due                 01/01/19                              540              545
                                       8.400% due                 03/20/21                            4,957            5,043
Prudential Home
                                       7.000% due                 04/25/99                              117              117
                                       8.000% due                 06/25/22                           19,408           18,875
                                       6.900% due                 03/25/23                              914              911
                                       7.000% due                 04/25/23                            5,203            5,187
                                       8.447% due                 11/25/23 (d)                       16,599           17,035
                                       6.000% due                 05/25/24                               33               33
                                       7.750% due                 10/25/24                            8,000            8,080
                                       7.500% due                 06/25/25                           11,716           11,766
PSB Financial Corp.
                                      11.050% due                 12/01/15                            1,280            1,362
Residential Asset Securities Corp.
                                       8.000% due                 10/25/24                           17,816           17,753
                                       5.675% due                 10/25/27                           22,041           22,061



Residential Funding
                                       8.081% due                 02/25/07                              139              140
                                       7.000% due                 08/25/08                           22,202           22,007
                                       6.500% due                 09/25/08                            7,000            6,328
                                       8.500% due                 05/25/17                              195              198
                                       9.000% due                 01/01/20                            1,837            1,878
                                       8.000% due                 01/25/23                           10,000           10,017
                                       7.250% due                 07/25/23                              115              115
                                      10.000% due                 09/25/23                            2,510            2,675
                                       7.750% due                 07/25/24                               14               15
                                       7.500% due                 09/25/25                           18,183           17,490
Resolution Trust Corp.
                                       5.967% due                 01/25/21                            1,350            1,295
                                       8.718% due                 08/25/21                            8,000            8,220
                                       8.719% due                 08/25/21                              154              154
                                       8.722% due                 08/25/21                           13,329           13,376
                                       6.105% due                 10/25/21                              500              492
                                       8.139% due                 10/25/21 (d)                          344              347
                                       8.625% due                 10/25/21                              300              304
                                       7.478% due                 01/25/22 (d)                        3,605            3,669
                                       7.742% due                 03/25/22 (d)                        6,691            6,747
                                       8.517% due                 05/25/22 (d)                        3,793            3,854
                                       6.888% due                 06/25/23 (d)                        7,872            7,900
                                       7.500% due                 08/25/23                              421              421
                                       9.450% due                 05/25/24                           19,693           20,090
                                      10.648% due                 05/25/24 (d)                        5,368            5,464
                                       8.150% due                 06/25/24                               30               30
                                       6.438% due                 07/25/24 (d)                        4,963            4,977
                                       7.100% due                 12/25/24                            1,500            1,481
                                       7.750% due                 03/25/25                            5,000            5,024
                                       8.750% due                 05/25/26                               59               60
                                       7.361% due                 07/25/28 (d)                       14,000           14,180

Ryan Mortgage Acceptance Corp.
                                       9.450% due                 10/01/16                              209              218
Ryland Acceptance Corp.
                                       8.650% due                 05/15/00                            4,743            4,706
                                       7.065% due                 03/25/22 (d)                        6,326            6,344
                                       7.516% due                 07/25/22 (d)                       42,000           42,643
                                       8.068% due                 08/25/22 (d)                        4,751            4,838
                                       8.000% due                 09/25/22                            5,147            5,166
                                       8.200% due                 09/25/22                              100              103
                                       7.360% due                 08/(d)29                           11,067           11,236
                                       6.868% due                 10/(d)31                           17,783           17,789
                                      14.000% due                 11/25/31                            2,343            2,594
Ryland Mortgage Securities Corp.
                                       7.500% due                 08/25/24                               93               94
Salomon Mortgage
                                       7.331% due                 11/25/22 (d)                        2,032            2,048
                                       8.267% due                 07/01/24 (d)                       20,933           21,463
                                       7.000% due                 07/25/24                                5                5



Santa Barbara Savings
                                       9.500% due                 11/20/18                            6,110            6,141
Saxon Mortgage
                                       7.701% due                 09/25/22 (d)                        4,286            4,340
                                       7.721% due                 08/25/23 (d)                       61,854           62,801
                                       8.172% due                 09/25/24 (d)                       16,052           16,629
Sears Mortgage
                                       6.763% due                 06/25/22 (d)                        1,222            1,223
                                       7.098% due                 09/25/22 (d)                        4,359            4,428
                                       8.650% due                 05/25/32 (d)                       18,527           18,718
Structured Asset Securities Corp.
                                       5.944% due                 02/25/28                           24,500           23,421
UBS Mortgage
                                       9.000% due                 11/27/19                               59               59
Vendee Mortgage
                                       7.000% due                 02/15/00                            6,231            6,232
                                       7.750% due                 03/15/16                              600              600
                                       7.750% due                 05/15/18                              550              542
                                       0.542% due                 06/15/23                          236,741            5,497
Western Federal Savings & Loan
                                       6.973% due                 06/25/21 (d)                       13,594           13,726
                                                                                                                   1,999,767
Other Mortgage-Backed Securities - 2.0%
Bank of America
                                       8.375% due                 05/01/07                                4                4
                                       9.000% due                 03/01/08                              111              110
Daiwa Mortgage
                                       7.438% due                 09/25/06 (d)                        2,110            2,126
First Interstate Bancorp
                                       9.125% due                 01/01/09                               20               21
General Electric Credit Corp.
                                       8.000% due                 03/01/02                              158              161
Georgia Federal Mortgage
                                      10.500% due                 11/01/14                            2,306            2,386
German American Capital Corp.
                                       8.360% due                 09/30/02                            4,944            5,003
                                       6.611% due                 07/01/18 (d)                        9,940            9,800
Great Western Savings & Loan
                                       5.940% due                 09/25/17 (d)                          238              230
Guardian
                                       6.823% due                 12/25/18 (d)                          632              543
Home Savings of America
                                       5.770% due                 05/25/27 (d)                        4,451            4,284
Imperial Savings & Loan
                                      10.000% due                 09/01/16                              330              346
                                       8.240% due                 01/25/17                              133              133
                                       9.014% due                 07/25/17                              484              486
LTC Commercial Corp.
                                       7.100% due                 11/28/12                            4,647            4,653
MDC Mortgage Funding
                                       8.568% due                 01/25/25 (d)                        5,654            5,760
Mellon Financial Co.
                                      13.250% due                 01/15/99                              267              284
Merrill Lynch Mortgage
                                       9.250% due                 12/15/09                               55               57
Mid-State Trust
                                       8.330% due                 04/01/30                           35,683           36,793
OSCC Home Equity
                                       6.950% due                 05/15/07                              139              138
PaineWebber Mortgage
                                       8.249% due                 11/25/23 (d)                        1,630            1,661
Resolution Trust Corp.
                                       7.767% due                 02/25/20 (d)                          365              363
                                       6.994% due                 09/25/20 (d)                       16,710              167
                                       8.454% due                 06/25/21 (d)                        9,581            9,611
                                       7.570% due                 09/25/21 (d)                        5,569            5,587
                                       6.750% due                 10/25/21 (d)                        1,423            1,432
                                       7.261% due                 10/25/28 (d)                       34,188           34,818
                                       7.343% due                 10/25/28 (d)                       17,540           17,743
                                       7.500% due                 10/25/28                            2,398            2,389
                                       7.113% due                 05/25/29 (d)                        6,484            6,591
                                       7.602% due                 05/25/29 (d)                        8,252            8,064
                                       7.807% due                 05/25/29 (d)                        7,638            7,655

Rural Housing
                                       3.330% due                 10/01/28                              609              554
Ryland Acceptance Corp.
                                       9.000% due                 12/01/16                            1,046            1,078
                                      11.500% due                 12/25/16                              262              285
                                       7.580% due                 11/28/22 (d)                        7,000            7,125
                                       7.837% due                 09/25/23 (d)                       16,142           16,400
Salomon Mortgage
                                      11.500% due                 09/01/15                            2,099            2,258



Saxon Mortgage
                                      12.000% due                 02/25/14                            1,604            1,746
                                       8.000% due                 03/25/22                            2,447            2,449
                                       7.789% due                 12/25/22 (d)                       16,894           17,037
Securitized Asset Sales, Inc.
                                       7.423% due                 10/25/22 (d)                        6,965            6,858
                                       7.462% due                 10/25/23 (d)                        9,553            9,681
                                       7.986% due                 12/26/23 (d)                        9,400            9,550
USGI Capital
                                       8.500% due                 11/25/07                           12,602           12,527
Western Federal Savings & Loan
                                       6.624% due                 11/25/18 (d)                          422              417
                                       6.674% due                 03/25/19 (d)                        3,089            3,081
                                                                                                                     260,445
Stripped Mortgage-Backed Securities - 0.2%
Federal Home Loan Mortgage Corp. (IO)
                                       6.500% due                 12/15/02                               58                1
                                      10.038% due                 09/15/05                               59                7
                                       6.500% due                 11/15/06                            4,116              379
                                       6.500% due                 03/15/07                            8,669              635
                                       5.750% due                 09/15/07 (d)                       16,924            1,339
                                       5.428% due                 02/15/08 (d)                        1,137              106
                                      11.651% due                 01/15/16                               72                8
                                       6.500% due                 08/15/16                            8,596              589
                                       7.000% due                 04/15/18                            6,485              571
                                       9.993% due                 11/15/18                              300               57
                                       8.845% due                 01/15/21                              601              132
                                       9.000% due                 05/15/22                              298               82
Federal Home Loan Mortgage Corp. (PO)
                                       0.000% due                 06/15/21                            7,930            7,217
Federal National Mortgage Assn. (IO)
                                      33.862% due                 04/25/02                               35                1
                                       6.750% due                 09/25/04                              178               12
                                       7.000% due                 06/25/05                               48                1
                                      10.458% due                 07/25/05 (d)                        1,798              229
                                       6.500% due                 07/25/06                           10,985              889
                                       6.500% due                 02/25/07                            8,046              774
                                       6.500% due                 07/25/07                            2,321              207
                                       6.500% due                 09/25/07                           12,701            1,113
                                       6.500% due                 10/25/07                            3,856              373
                                       0.100% due                 03/25/09 (d)                       65,671            1,486
                                       7.000% due                 05/25/12                              636               10
                                       7.000% due                 08/25/15                            7,052              554
                                       7.000% due                 08/25/16                            1,828              146
                                       6.500% due                 08/25/20                            2,666              674
                                      10.070% due                 01/25/21                              201               59
                                       9.032% due                 08/25/21                            3,022              719
                                       0.950% due                 11/25/21 (d)                       67,555            1,198
                                       6.500% due                 01/25/23                            8,935            1,266
Federal National Mortgage Assn. (PO)                                                                  -
                                       0.000% due                 09/01/07                            1,512            1,076
                                       0.000% due                 02/25/21                            8,129            6,865
                                       0.000% due                 06/25/22                            4,808            4,045
                                       0.000% due                 08/25/23                              508              241
PaineWebber (IO)
                                      13.595% due                 08/01/19                              362              141
                                                                                                                      33,202
Total Mortgage-Backed Securities                                                                                   7,374,608
(Cost $7,426,376)



Asset-Backed Securities - 2.3%
American Airlines Equipment Trust
                                      10.210% due                 01/01/10                            6,500            7,628
Associates Manufactured Housing
                                       7.000% due                 03/15/27                              900              900
Copelco Capital Funding Corp.
                                       6.340% due                 07/20/04                              105              105
CSXT Trade Receivables
                                       5.050% due                 09/25/99                              500              491
Delta Air Lines Equipment Trust
                                       9.230% due                 07/02/02                           15,392           15,988
                                      10.500% due                 01/02/07                            7,701            8,844
                                      10.570% due                 01/02/07                           15,881           19,206
                                       9.550% due                 01/02/08                            7,773            8,282
                                      10.140% due                 08/14/12                            1,000            1,144
                                      10.000% due                 06/05/13                           10,828           12,214
Discover Card Trust
                                       7.300% due                 05/21/99                               33               33
                                       5.797% due                 10/16/13 (d)                          400              407
EQCC Home Equity Loan Trust
                                       6.100% due                 10/15/03                           23,720           23,719

First Omni Bank
                                       6.650% due                 09/15/03 (d)                        1,500            1,491
Ford Motor Credit Corp.
                                       5.500% due                 02/15/03                            1,300            1,235
Green Tree Financial Group
                                       7.150% due                 07/15/27                            1,025            1,021
Green Tree Home Improvement Loan Trust
                                       6.100% due                 01/15/28                           22,960           22,946

IMC Home Equity Loan Trust
                                       7.443% due                 07/25/26 (d)                        2,298            2,316
MBNA Master Credit Card Trust
                                       6.050% due                 11/15/02                              245              240
Money Store
                                       6.260% due                 06/15/03                           30,258           30,220
                                       6.230% due                 12/15/08                           22,000           21,973
NationsBank Auto Owner Trust
                                       6.375% due                 07/15/00                            1,700            1,701
NationsBank Corp.
                                       5.850% due                 06/15/02                              716              714
Newcourt Receivable Asset Trust
                                       6.240% due                 12/20/04                               62               62
Sears Credit Account Master Trust
                                       6.050% due                 01/16/08                              500              477
Standard Credit Card Master Trust
                                       6.750% due                 06/07/00                              290              292
                                       7.250% due                 04/07/08                              300              300
Student Loan Marketing Assn.
                                       5.815% due                 04/25/04 (d)                       36,672           36,749
United Air Lines Equipment Trust
                                       9.200% due                 03/22/08                            4,466            4,690
                                      10.360% due                 11/13/12                            7,000            8,134
                                      10.020% due                 03/22/14                            4,500            5,080
                                      10.850% due                 07/05/14                           34,111           40,872
                                      10.125% due                 03/22/15                           14,300           16,323
                                       9.060% due                 06/17/15                            5,000            5,266
                                       9.210% due                 01/21/17                            2,000            2,137
Total Asset-Backed Securities                                                                                    303,200
(Cost $298,467)



Sovereign Issues - 4.8%
Banco Nacional de Obra y Servicios
                                       6.875% due                 10/01/98                           19,500           19,305
Commonwealth of Canada
                                       5.270% due                 04/08/97                              300              300
                                       5.370% due                 04/09/97                            9,200            9,189
                                       5.410% due                 04/15/97                           44,200           44,107
                                       5.530% due                 04/21/97                              500              498
                                       5.520% due                 04/28/97                           30,000           29,876
                                       5.520% due                 06/05/97                          122,500          121,243
                                       5.310% due                 06/09/97                            9,000            8,902
Kingdom Of Sweden
                                       5.360% due                 06/02/97                            5,100            5,050
                                      10.250% due                 11/01/15                              500              602
Province Of British Columbia
                                       5.500% due                 04/23/97                              400              399
                                       5.530% due                 04/29/97                           15,000           14,935
                                       5.300% due                 05/06/97                              100               99
Province of Newfoundland
                                       9.000% due                 06/01/19                              500              570
Province of Nova Scotia
                                       9.375% due                 07/15/02                            1,000            1,096
Province of Ontario
                                       6.125% due                 06/28/00                               50               49
                                       7.750% due                 06/04/02                              200              207
                                       7.000% due                 08/04/05                            1,000              986
Province of Quebec
                                       7.500% due                 07/15/02                            6,000            6,067
Province of Saskatchewan
                                       9.125% due                 02/15/21                            3,000            3,440
Republic of Argentina
                                       5.500% due                 09/01/97 (d)                          500              499
                                       5.627% due                 04/01/00 (d)                       60,000           27,600
                                       5.375% due                 04/01/01 (d)                       19,904           19,017
                                       6.750% due                 03/31/05 (d)                      316,560          282,925
United Mexican States
                                       7.625% due                 08/06/01 (d)                       38,000           38,700
Total Sovereign Issues                                                                                               635,661
(Cost $596,471)

Foreign Currency-Denominated Issues (c) (f) - 3.0%
City of Montreal
                                      11.500% due                 09/20/00      C$                    7,000            5,919
Commonwealth of Canada
                                       8.500% due                 03/01/00                          103,860           81,232
                                       6.500% due                 06/01/04                            1,000              722
                                       4.250% due                 12/01/26  (h)                     145,404          104,037
Commonwealth of New Zealand
                                       6.500% due                 02/15/00      N$                  160,000          107,377
                                      10.000% due                 03/15/02                          107,500           80,891
                                       8.000% due                 04/15/04                            7,000            4,868
Petroleos Mexicanos
                                       7.750% due                 09/30/98      FF                    5,000              924
Reynolds R.J.
                                       6.875% due                 11/22/00      DM                    9,500            5,905
Total Foreign Currency-                                                                                              391,875
Denominated Issues
(Cost $395,737)

OTC Interest Rate Caps - 0.0%
3 Month Libor
Strike @ 85.50 Exp. 06/16/97                                                $                 2,454,000               61
Total OTC Interest Rate Caps                                                                                          61
(Cost $61)


Purchased CME Put Options - 0.0%
Eurodollar June Futures
                                                                Strike @ 92.25 Exp. 06/16/97    500,000               13
Eurodollar September Futures
                                                                Strike @ 91.00 Exp. 09/15/97  2,000,000               50
Eurodollar September Futures
                                                                Strike @ 91.75 Exp. 09/15/97  8,650,000              216
Eurodollar September Futures
                                                                Strike @ 92.00 Exp. 09/15/97  1,000,000               25
Eurodollar December Futures
                                                                Strike @ 91.00 Exp. 12/15/97  1,800,000               45
Total Purchased CME Put Options                                                                                      349
(Cost $267)

Purchased OTC Call Options - 0.0%
U.S. Treasury Note
                                                               6.250% due 05/00
                                                                Strike @ 91.875 Exp. 05/08/97    55,500            3,877
U.S. Treasury Note
                                                               6.50% due 05/01
                                                                Strike @ 92.14 Exp. 04/28/97     60,300            4,041

Total Purchased OTC Call Options                                                                                   7,918
(Cost $9,058)

Preferred Stock - 0.1%
                                                                                                 Shares
Banco Bilbao Vizcaya International
                                                                                                266,217            7,587
California Federal Bank
                                                                                                 50,000            5,650
Unocal Capital Trust
                                                                                                    402               22
Total Preferred Stocks                                                                                            13,259
(Cost $12,586)

Short-Term Instruments - 14.5%
                                                                                                   Principal Amount (000's)
Discount Notes - 13.0%
Abbott Laboratories
                                       5.280% due                 04/02/97                         $ 37,000           36,995
                                       5.500% due                 04/29/97                           58,900           58,648
Ameritech Corp.
                                       5.290% due                 04/03/97                            1,500            1,500
                                       5.290% due                 04/08/97                           35,000           34,964
                                       5.280% due                 04/11/97                           37,000           36,946
                                       5.530% due                 04/30/97                           21,000           20,906
Australian Wheat Board
                                       5.310% due                 04/04/97                              200              200
Caisse d'Amortissement
                                       5.540% due                 04/30/97                           18,000           17,920
Canadian Wheat Board
                                       5.290% due                 04/23/97                            7,000            6,977
                                       5.310% due                 04/24/97                            4,000            3,986
                                       5.270% due                 05/08/97                           10,800           10,742
Dow Jones, Inc.
                                       5.550% due                 05/12/97                              200              199
E.I. Du Pont de Nemours
                                       5.290% due                 04/10/97                            1,200            1,198
Electricite de France
                                       5.300% due                 04/22/97                            9,000            8,972
                                       5.300% due                 04/28/97                            1,400            1,394
                                       5.300% due                 04/29/97                              700              697
                                       5.300% due                 04/29/97                              300              299
Emerson Electric Co.
                                       5.490% due                 05/05/97                            1,000              995

Federal Farm Credit Bank
                                       5.240% due                 05/21/97                              100               99
Federal Home Loan Bank
                                       5.410% due                 04/17/97                            7,300            7,282
                                       5.430% due                 05/08/97                            1,300            1,293
Florida Power Corp.
                                       5.290% due                 04/01/97                            5,200            5,200
                                       5.550% due                 04/22/97                            8,000            7,974



Ford Motor Credit Corp.
                                       5.320% due                 04/03/97                            1,300            1,300
                                       5.310% due                 04/07/97                           43,000           42,962
                                       5.310% due                 04/09/97                           57,200           57,133
                                       5.280% due                 04/22/97                           53,100           52,936
                                       5.300% due                 04/23/97                            2,700            2,691
                                       5.290% due                 04/24/97                           36,300           36,177
                                       5.280% due                 04/25/97                           18,000           17,937
                                       5.550% due                 05/02/97                              500              498
                                       5.550% due                 05/05/97                            2,500            2,487
                                       5.550% due                 05/21/97                          150,000          148,844
Export Development Corp
                                       5.280% due                 04/14/97                           50,000           49,905
Federal Home Loan Mortgage Corp.
                                       5.170% due                 04/10/97                            6,000            5,992
                                       5.280% due                 06/05/97                              879              870

Federal National Mortgage Assn.
                                       5.240% due                 04/08/97                              600              599
                                       5.220% due                 04/22/97                            1,400            1,396
                                       5.470% due                 05/02/97                           24,000           23,887
                                       5.480% due                 05/02/97                           15,300           15,228
General Electric Capital Corp.
                                       5.300% due                 04/09/97                          150,000          149,823
                                       5.300% due                 04/23/97                           40,000           39,870
                                       5.310% due                 04/23/97                           46,300           46,150
                                       5.250% due                 04/24/97                           56,000           55,812
                                       5.340% due                 04/28/97                            3,900            3,884
                                       5.330% due                 04/29/97                              700              697
                                       5.550% due                 05/05/97                              500              497
                                       5.320% due                 05/07/97                            2,800            2,785
General Motors Acceptance Corp.
                                       5.260% due                 04/02/97                           40,000           39,994
                                       5.350% due                 04/09/97                           26,000           25,969
                                       5.350% due                 04/10/97                           13,000           12,983
                                       5.333% due                 04/23/97                           20,000           19,935
                                       5.580% due                 05/07/97                              400              398
KFW International Finance, Inc.
                                       5.500% due                 04/04/97                            1,700            1,699
                                       5.270% due                 04/17/97                            6,000            5,986
                                       5.250% due                 04/25/97                            1,000              997
                                       5.250% due                 04/29/97                              700              697
                                       5.550% due                 04/29/97                            9,500            9,459
                                       5.580% due                 04/29/97                           18,300           18,221


Kellogg Co.
                                       5.550% due                 04/14/97                           11,500           11,477
Kimberly-Clark Corp.
                                       5.500% due                 04/01/97                            1,900            1,900
Minnesota Mining & Manufacturing Co.
                                       5.280% due                 04/02/97                              679              679
Mobil Australia
                                       6.750% due                 04/01/97                           28,600           28,600
                                       5.320% due                 04/30/97                            6,800            6,771
                                       5.550% due                 05/21/97                           37,800           37,509
                                       5.420% due                 06/18/97                            5,100            5,037
National Rural Utilities Cooperative
                                       5.290% due                 04/01/97                            7,700            7,700
                                       5.300% due                 04/03/97                              800              800
                                       5.280% due                 04/11/97                            5,000            4,993
                                       5.290% due                 04/18/97                           20,000           19,950
                                       5.280% due                 04/21/97                           25,000           24,927
                                       5.330% due                 04/29/97                            2,000            1,992
                                       5.550% due                 05/14/97                            4,800            4,768
                                       5.550% due                 05/15/97                           65,000           64,559
                                       5.330% due                 05/20/97                           27,000           26,804
                                       5.330% due                 05/22/97                           50,000           49,622
                                       5.600% due                 05/28/97                            8,700            8,623
New Center Asset Trust
                                       6.700% due                 04/01/97                              900              900
                                       5.300% due                 04/02/97                              100              100
                                       5.270% due                 04/09/97                           40,300           40,253
                                       5.320% due                 04/11/97                            1,300            1,298
                                       5.520% due                 04/25/97                            2,600            2,590
                                       5.570% due                 05/08/97                              500              497
                                       5.570% due                 06/24/97                          176,500          174,163
Pitney Bowes Credit
                                       5.290% due                 04/08/97                            1,400            1,399
Queensland Treasury Corp.
                                       5.310% due                 04/21/97                              800              798
                                       5.320% due                 04/21/97                            1,000              997
                                       5.300% due                 04/28/97                              100              100
                                       5.320% due                 04/28/97                            3,100            3,088
Shell Oil Co.
                                       5.570% due                 04/14/97                           12,900           12,874
Western Australian Treasury Corp.
                                       5.250% due                 05/20/97                            1,000              993
                                       5.340% due                 05/20/97                              800              794
Wool International
                                       5.300% due                 04/16/97                            1,218            1,215
                                                                                                               1,710,854
Repurchase Agreements - 0.8%
Daiwa Securities America
                                       6.200% due                 04/01/97                           95,000           95,000
(Dated 03/31/97. Collateralized by
U.S. Treasury Note 6.500%
05/31/01 valued at $97,125,864.
Repurchase proceeds are $95,016,361.)
State Street Bank
                                       5.000% due                 04/01/97                            4,357            4,357
(Dated 03/31/97. Collateralized by
U.S. Treasury Bond 7.250%
05/15/16 valued at $4,448,269.
Repurchase proceeds are $4,357,605.)
                                                                                                                  99,357
U.S. Treasury Bills - 0.7%
                                       5.057% due                 05/(b)(g)07/03/97                  99,195           98,279
Total Short-Term Instruments                                                                                   1,908,490
(Cost $1,908,546)

Total Investments (a) - 105.8%                                                                              $ 13,968,846
(Cost $14,009,795)

Written Options(e) - (0.2%)                                                                                      (26,352)
(Premiums $30,218)


Other Assets and Liabilities(Net) - (5.6%)                                                                      (743,788)

Net Assets - 100.0%                                                                                         $ 13,198,706

Notes to Schedule of Investments($ in thousands):

(a)At March 31,1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                                                 $ 134,081



Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                                                (175,030)

Unrealized depreciation-net                                                                                    $ (40,949)

(b)Securities with an aggregate market value of
$98,279 have been segregated with the custodian to
cover margin requirements for the following open
future contracts at March 31,1997:
                                                                                                              Unrealized
                                                                                                           Appreciation/
Type                                                                                          Contracts   (Depreciation)
U.S. Municipal Bond (06/97)                                                                         735           $ (789)
U.S. Treasury 5 Year Note (06/97)                                                                 2,299           (2,227)
U.S. Treasury 10 Year Note (06/97)                                                               23,712          (36,570)
U.S. Treasury 30 Year Bond (06/97)                                                                4,751          (10,885)
Eurodollar June Futures (06/97)                                                                   6,638            9,480
Eurodollar September Futures (09/97)                                                                430             (460)
Eurodollar December Futures (12/97)                                                                 500             (521)
                                                                                                               $ (41,972)

(c)Foreign forward currency contracts outstanding at
March 31,1997:
                                                                              Principal
                                                                     Amount                                   Unrealized
                                                                             Covered by      Expiration    Appreciation/
Type                                                               Contract                       Month   (Depreciation)
Buy                                                           C$     66,432                          04/97        $ (579)
Buy                                                                 169,851                          05/97        (1,558)
Sell                                                                 66,432                          04/97         1,301
Sell                                                                169,851                          05/97         3,308
Sell                                                                 54,178                          09/97           769
Sell                                                                161,146                          03/98         1,573
Buy                                                           DM     40,043                          04/97         3,371
Sell                                                                 30,310                          04/97        (2,052)
Buy                                                           DG        102                          04/97            (1)
Sell                                                          FF      5,735                          07/97           (28)
Sell                                                          N$     22,340                          05/97           214
Sell                                                                194,393                          06/97           212
                                                                                                                 $ 6,530

(d)Variable rate security. The rate listed is as of March 31,1997.

(e) Premiums received on Written Options:

Type                                                         Par            Premiums Received  Market Value
Call - Commonwealth of Canada
 6.250% due 09/98
Strike @ 103.35 Exp. 04/02/97             C$             150,000                  $ 278              $0
Put -  Commonwealth of Canada
 6.250% due 09/98
Strike @ 101.35 Exp. 04/02/97                            150,000                    289               0
Call - CBOT U.S. Treasury Bond June Futures
Strike @ 112.00 Exp. 05/17/97              $             205,500                  1,059             321
Strike @ 116.00 Exp. 05/17/97                            200,000                  1,755              31
Put - CBOT U.S. Treasury Bond June Futures
Strike @ 108.00 Exp. 05/17/97                            205,500                  2,101           3,853
Strike @ 110.00 Exp. 05/17/97                            380,000                  3,901          12,350
Call - CBOT U.S. Treasury Note September Futures
Strike @ 107.00 Exp. 08/23/97                              8,700                  1,770           2,382
Put - CME Eurodollar June Futures
Strike @ 93.00 Exp. 06/16/97                             300,000                    223               8
Strike @ 93.25 Exp. 06/16/97                           1,200,000                  1,059              30
Strike @ 93.50 Exp. 06/16/97                          10,651,000                 12,170             356
Strike @ 94.00 Exp. 06/16/97                           4,969,000                  1,474           1,118
Put - CME Eurodollar September Futures
Strike @ 93.00 Exp. 09/15/97                           2,560,000                    315             192
Put - CME Eurodollar December Futures
Strike @ 93.50 Exp. 12/15/97                           1,000,000                    570             825
Strike @ 93.75 Exp. 12/15/97                           4,115,000                  3,254           4,886

                                                                               $ 30,218        $ 26,352



(f)Principal amount denoted in indicated currency:

                            C$            -         Canadian Dollar
                            DG            -         Dutch Guilder
                            DM            -         German Mark
                            FF            -         French Franc
                            N$            -         New Zealand Dollar

(g)Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Security is part of an integrated SWAP transaction as discussed in note K below and as a result is restricted to resale.

(k) Terms of agreements require the payment of fixed rate interest earned on a security held by the Fund in exchange for variable rate interest based upon the 3 Month LIBOR rate. The terms of the agreement also include a put option which enables the Fund to put the underlying security to the counterparty at par. Swap agreements outstanding at March 31, 1997:

                  Notional       Unrealized
Type                                                                                             Amount     Appreciation
Receive floating rate based on 3 month LIBOR and pay fixed rate.

Broker: Merrill Lynch
Exp. 04/11/97                                                                                  $ 25,000            $ 0

Broker: Merrill Lynch
Exp. 04/11/97                                                                                    43,021              0

Broker: Merrill Lynch
Exp. 09/11/97                                                                                    19,731              0

Broker: Merrill Lynch
Exp. 09/11/97                                                                                    25,000              0

                                                                                                                  $  0








Total Return Fund
Statement of Assets and Liabilities
March 31, 1998
Amounts in thousands, except per share amounts
--------------------------------------------------------------------------------------
Assets:
Investments, at value                                          $ 21,746,274
Cash and foreign currency                                            40,257
Receivable for investments and foreign currency sold              2,523,370
Receivable for Fund shares sold                                     222,430
Variation margin receivable                                          24,440
Interest and dividends receivable                                   176,822
Other assets                                                          6,179
                                                           -----------------
                                                                 24,739,772
                                                           -----------------

Liabilities:
Payable for investments and foreign currency purchased          $ 6,604,539
Written options outstanding                                           1,459
Payable for Fund shares redeemed                                     17,120
Dividends payable                                                    15,275
Accrued investment advisor's fee                                      3,713
Accrued administrator's fee                                           2,877
Accrued distribution fee                                                463
Accrued servicing fee                                                   231
Other liabilities                                                     2,384
                                                           -----------------
                                                                  6,648,061
                                                           -----------------
Net Assets                                                     $ 18,091,711
                                                           -----------------

Net Assets Consist of:
Paid in capital                                                $ 17,814,558
Undistributed net investment income                                 111,760
Accumulated undistributed net realized gain                          40,149
Net unrealized appreciation                                         125,244
                                                           -----------------
                                                               $ 18,091,711
                                                           -----------------
Net Assets:
Institutional Class                                            $ 16,484,119
Administrative Class                                                481,730
Retail Classes                                                    1,125,862

Shares Issued and Outstanding:
Institutional Class                                               1,552,606
Administrative Class                                                 45,374
Retail Classes                                                      106,045

Net Asset Value and Redemption Price Per Share
Institutional Class                                                 $ 10.62
Administrative Class                                                  10.62
Retail Classes                                                        10.62

                                                           -----------------
Cost of Investments Owned                                      $ 21,634,433
                                                           -----------------
Cost of Foreign Currency Held                                      $ 35,189
                                                           -----------------

                             See accompanying notes



Total Return Fund
Statement of Operations
March 31, 1998
Amounts in thousands
--------------------------------------------------------------------------------
Amounts in thousands

Investment Income:

Interest                                                             $ 993,323
Dividends                                                                1,329
                                                              -----------------
     Total Income                                                      994,652
                                                              -----------------

Expenses:
Investment advisory fees                                                38,328
Administration fees                                                     29,220
Distribution fees-Administrative Class                                     692
Distribution and servicing fees-Retail Classes                           5,343
Trustees' fees                                                             185
Reorganization costs                                                         0
Miscellaneous                                                              176
                                                              -----------------
     Total Expenses                                                     73,944
                                                              -----------------
Net Investment Income                                                  920,708
                                                              -----------------
Net Realized and Unrealized Gain:
Net realized gain on investments                                       156,245
Net realized gain on futures
  contracts and written options                                        455,420
Net realized gain on foreign currency translations                      32,489
Net change in unrealized appreciation
  (depreciation) on investments                                        158,814
Net change in unrealized appreciation
  (on futures contracts and written options                             35,424
Net change in unrealized appreciation (depreciation)
  on translation of assets and liabilities denominated
  in foreign currencies                                                  2,015
                                                              -----------------
Net Gain                                                               840,407
                                                              -----------------
Net Increase in Assets Resulting from Operations                   $ 1,761,115
                                                              -----------------


                             See accompanying notes

Total Return Fund
Statement of Changes in Net Assets
March 31, 1998
Amounts in Thousands


                                                                   Year Ended       Year Ended
                                                                   March 31, 1998   March 31, 1997
Increase (Decrease) in Net Assets from:
Operations:
Net investment income                                              $     920,708    $   770,314
Net realized gain (loss)                                                 644,154        (57,928)
Net change in unrealized appreciation (depreciation)                     196,253         15,459
                                                                      ------------    -----------
Net increase resulting from operations                                 1,761,115        727,845
                                                                      ------------   ------------

Distribution to Shareholders:
From net investment income
    Institutional Class                                                 (843,692)      (737,816)
    Administrative Class                                                 (15,470)        (8,454)
    Retail Classes                                                       (36,268)        (5,252)
In excess of net investment income
    Institutional Class                                                  (23,175)       (18,432)
    Administrative Class                                                    (425)          (211)
    Retail Classes                                                          (996)          (131)
From net realized capital gains
    Institutional Class                                                 (375,236)             0
    Administrative Class                                                  (8,344)             0
    Retail Classes                                                       (20,592)             0
                                                                      -------------  ----------
Total Distributions                                                   (1,324,198)      (770,296)
                                                                      -------------  -----------

Fund Share Transactions:
Receipts for shares sold
    Institutional Class                                                6,060,910      3,709,839
    Administrative Class                                                 420,992        132,504
    Retail Classes                                                       730,357         59,247
Issued in reorganization
    Retail Classes                                                             0        499,338
Issued as reinvestment of distributions
    Institutional Class                                                1,031,930        606,425
    Administrative Class                                                  23,828          8,479
    Retail Classes                                                        46,126          3,729
Cost of share redeemed
    Institutional Class                                               (3,556,685)   (2,001,935)
    Administrative Class                                                (117,585)      (94,080)
    Retail Classes                                                      (183,785)      (34,612)
                                                                      -----------   ------------
Net increase resulting from Fund share transactions                    4,456,088     2,888,934
                                                                      ------------  ------------
Total Increase in Net Assets                                           4,893,005     2,846,483
                                                                      ------------   -----------

Net Assets:
Beginning of period                                                   13,198,706      10,352,223
                                                                      -------------  ----------
End of period*                                                      $ 18,091,711    $ 13,198,706
                                                                      -------------  -----------
* Including net undistributed (overdistributed
     investment income of:                                          $    111,760    $   (25,279)
                                                                    --------------    -----------



                             See accompanying notes

Total Return Fund
Financial Highlights - Institutional Class
March 31, 1998

----------------------------------------------------------------------------------------------------------------

                                                                   Institutional Class
                                                                  ----------------------

                                                       3/31/98             3/31/97           3/31/96         3/31/95         3/31/94
                                                    ---------------    ----------------  ---------------  --------------- ----------

Net Asset Value Beginning of Period                   $ 10.27             $ 10.29           $ 10.02         $ 10.25         $ 10.91
Net Investment Income                                   0.64(a)              0.68              0.81            0.64            0.68
Net Realized and Unrealized Gain
 (Loss) on Investments                                  0.62(a)             (0.02)             0.29           (0.24)          (0.16)
                                                    ---------------    ----------------  ---------------  ---------------  ---------
Total Income from Investment Operations                 1.26                0.66              1.10            0.40             0.52
                                                    ---------------    ----------------  ---------------  ---------------  ---------
Dividends from Net Investment Income                   (0.62)              (0.66)            (0.61)          (0.56)           (0.71)
Dividends in Excess of Net Investment Income           (0.02)              (0.02)            (0.10)          (0.05)           (0.15)
Distributions from Net Realized Capital Gains          (0.27)               0.00             (0.12)           0.00            (0.30)
Distributions in Excess of Net Realized
 Capital Gains                                          0.00                0.00              0.00            0.00            (0.02)
Tax Basis Return of Capital                             0.00                0.00              0.00           (0.02)            0.00
                                                    ---------------    ----------------  ---------------  ---------------   --------
Total Distributions                                    (0.91)            $ (0.68)            (0.83)          (0.63)           (1.18)
                                                    ---------------    ----------------  ---------------  ---------------   --------
Net Asset Value End of Period                        $ 10.62             $ 10.27           $ 10.29         $ 10.02           $ 10.25
                                                   ----------------    ----------------  ---------------  ---------------   --------

Total Return                                           12.63%               6.60%            11.14%           4.22%            4.55%
Net Assets End of Period (000s)                 $ 16,484,119        $ 12,528,536       $10,247,605      $7,239,735       $ 5,008,160
Ratio of Expenses to Average Net Assets                 0.43%               0.43%             0.42%           0.41%            0.41%
Ratio of Net Investment Income to Average
  Net Assets                                            6.06%               6.60%             6.85%           6.72%            6.27%
Portfolio Turnover Rate                                  206%                173%              221%             98%             177%


(a) Per share amounts based on average shares outstanding during the period.
\
                             See accompanying notes





Total Return Fund
Financial Highlights - Administrative Class
March 31, 1998

-------------------------------------------------------------------------------------------------------------------



                                                            Administrative Class
                                               -------------------------------------
                                                                                                               9/7/94 -
                                                     3/31/98             3/31/97             3/31/96           3/31/95
                                                 ----------------    ----------------    ----------------   ---------------

Net Asset Value Beginning of Period                $ 10.27             $ 10.29             $ 10.01           $ 10.00
Net Investment Income                                0.61(a)              0.66(a)             0.80              0.31
Net Realized and Unrealized Gain (Loss)
 on Investments                                      0.63(a)            (0.02(a)              0.29              0.06
                                                 ----------------    ----------------    ----------------   ---------------
Total Income from Investment Operations              1.24                0.64                1.09              0.37
                                                 ----------------    ----------------    ----------------   ---------------
Dividends from Net Investment Income                (0.60)              (0.64)              (0.60)            (0.32)
Dividends in Excess of Net Investment Income        (0.02)              (0.02)              (0.09)            (0.03)
Distributions from Net Realized Capital Gains       (0.27)               0.00               (0.12)             0.00
Distributions in Excess of Net Realized
  Capital Gains                                      0.00                0.00                0.00              0.00
Tax Basis Return of Capital                          0.00                0.00                0.00             (0.01)
                                                ----------------    ----------------    ----------------   ---------------
Total Distributions                                 (0.89)              (0.66)              (0.81)            (0.36)
                                                ----------------    ----------------    ----------------   ---------------

Net Asset Value End of Period                     $ 10.62             $ 10.27             $ 10.29           $ 10.01
                                                ----------------    ----------------    ----------------   ---------------

Total Return                                        12.36%               6.34%              10.99%             3.76%
Net Assets End of Period (000s)                 $ 481,730           $ 151,194           $ 104,618           $ 9,037
Ratio of Expenses to Average Net Assets              0.68%               0.68%               0.68%             0.66%+
Ratio of Net Investment Income to Average Net
 Assets                                              5.74%               6.35%               6.64%             6.54%+
Portfolio Turnover Rate                               206%                173%                221%               98%


+ Annualized.
(a) Per share amounts based on average shares outstanding during the period.
                             See accompanying notes


Total Return Fund
Notes to Financial Statements
March 31, 1998
--------------------------------------------------------------------------------
1.  Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 25 separate investment funds. Information presented in these financial statements pertains to the Total Return Fund (the "Fund"). The Trust may offer up to six classes of shares for certain funds. Each share class has identical voting rights except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. As used in these financial statements, "Institutional Classes" refers to the Institutional and Administrative classes and "Retail Classes" refers to the A, B, and C Classes of the Trust. 2.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Certain other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counter-party to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in the payable for investments and foreign currency purchased is the amount of $610,266,695 related to these financing transactions. Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated,  at which time  realized  gains and losses are  recognized.  Forward
Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Stripped mortgage backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swaps. The Fund is authorized to enter into interest rate, index and currency exchange swap agreements. PIMCO uses these agreements in order to obtain a desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Risk may arise upon entering into these agreements from potential inability of counterparties to meet the terms of the agreements and are generally limited to the amount of net receivable position, if any, at the date of default.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. PIMCO Investment Management Company ("PIMCO") serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund. Administration Fee. PIMCO also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Institutional Classes is charged at an annual rate of 0.18%. The Administration Fee for the Retail Classes is charged at the annual rate of 0.40%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund, an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during 1998.

Pursuant to the Distribution and Servicing Plans adopted by the Retail Classes of the Trust, the Trust compensates PFD for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail Classes. The Trust pays PFD distribution and servicing fees at rates as agreed to by each share class out of each respective Retail Class's net assets.

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Retail Class shares.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiclass Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4.  Purchases and Sales of Securities

     Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 1998 were as follows (amount in thousands):

--------------------------------------------------------------------------------
    U.S. Government/Agency                               All Other
--------------------------------------------------------------------------------
    Purchases          Sales                   Purchases           Sales
    $30,659,485      $27,541,592                $8,211,135       $3,429,448
--------------------------------------------------------------------------------
5.  Transactions in Written Call and Put Options

     Transactions in written call and put options were as follows (amount in thousands):

              ---------------------------------------------------
              Balance at  3/31/97                  $   30,218
              Sales                                    14,996
              Closing Buys                                  0
              Expirations                             (36,693)
              Exercised                                (4,868)
                                                -----------------
              Balance at 3/31/98                   $    3,653
              --------------------------------- =================

 .   Shares of Beneficial Interest


6.   Shares of Beneficial Interest

     The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):



---------------------------------------------------------------------------------------------------------
                                               Year Ended 3/31/98                 Year Ended 3/31/97
                                               Shares           Amount            Shares           Amount
Receipts for shares sold
    Institutional Class                       569,689         $6,060,910         358,561        $3,709,839
    Administrative Class                       39,423            420,992          12,842           132,504
    Retail Classes                             68,465            730,357           5,691            59,247

Shares issued in reorganization
    Retail Classes                                  0                  0          47,783           499,338

Issued as reinvestment of distributions
    Institutional Class                        97,133          1,031,930          58,681           606,425
    Administrative Class                        2,241             23,828             820             8,479
    Retail Classes                              4,339             46,126             360             3,729

Cost of shares redeemed
    Institutional Class                      (333,872)        (3,556,685)       (193,748)        (2,001,935)
    Administrative Class                      (11,009)          (117,585)         (9,113)           (94,080)
    Retail Classes                            (17,283)          (183,785)         (3,310)           (34,612)
                                              --------         ---------         ----------         ---------

Net increase resulting from
Fund shares transactions                      419,126        $ 4,456,088         278,567        $ 2,888,934
                                              =======        ===========         =======         ===========
----------------------------------------------------------------------------------------------------------------

7.  Federal Income Tax Matters

As of March 31, 1998, the Fund had remaining capital loss carryforwards of approximately $988,000 that was acquired in prior years which expire on March 31, 2004. Use of the acquired capital loss carryforwards may be limited under current tax laws.

The Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

8. Reorganization

The Fund (the "Acquiring Fund") acquired the assets and certain liabilities of the PIMCO Advisors U.S. Government Fund (the "Acquired Fund") in a tax-free exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):



--------------------------------------------------------------------------------------------------------------------
                                      Value of                                           Total Net
                Shares Issued    Shares Issued        Total Net        Total Net         Assets of     Acquired Fund
                 by Acquiring     by Acquiring        Assets of        Assets of    Acquiring Fund        Unrealized
                         Fund             Fund    Acquired Fund   Acquiring Fund             After      Appreciation
         Date                                                                          Acquisition
---------------------------------------------------------------------------------------------------------------------

     01/17/97          47,783    $     499,338    $     449,338     $ 12,445,156      $ 12,944,494  $          5,236
-------------- --------------- ---------------- ---------------- ---------------- ----------------- -----------------


Total Return Fund
Schedule of Investments
March 31, 1998


                                                                                               Principal
                                                                                                Amount        Value
                                                                                                (000s)        (000s)
CORPORATE BONDS AND NOTES 28.2%

Banking and Finance 17.4%
Ahmanson (H.F.) & Co.
                                                          6.350%       due  09/01/98            $6,000          $6,014
                                                          7.650%       due  04/15/00               175             181
American Express Credit
                                                          8.500%       due  08/15/01               250             269
                                                          6.800%       due  12/15/03             1,500           1,539
American General Finance
                                                          7.250%       due  04/15/00               500             511
                                                          5.875%       due  07/01/00                75              75
Associates Corp. of North America
                                                          6.625%       due  05/15/98               100             100
                                                          8.800%       due  08/01/98               987             996
                                                          6.250%       due  03/15/99             1,200           1,203
                                                          7.500%       due  05/15/99               700             712
                                                          7.400%       due  07/07/99               125             127
                                                          7.250%       due  09/01/99               285             290
                                                          6.750%       due  10/15/99                90              91
                                                          7.850%       due  10/20/99               500             515
                                                          8.250%       due  12/01/99               200             207
                                                          7.250%       due  12/17/99               660             675
                                                          7.470%       due  03/27/00             1,000           1,029
                                                          6.000%       due  06/15/00             2,634           2,633
                                                          6.310%       due  06/16/00               500             505
                                                          6.250%       due  09/15/00                50              50
                                                          7.500%       due  04/15/02               185             194
AT&T Capital Corp.
                                                          6.900%       due  04/15/98            19,800          19,805
                                                          6.300%       due  06/09/98            37,000          37,025
                                                          6.240%       due  11/27/98            19,000          19,020
                                                          6.250%       due  12/08/98(d)         10,000          10,010
                                                          5.858%       due  01/15/99(d)         12,000          12,050
                                                          5.950%       due  02/16/99           105,850         105,647
                                                          6.120%       due  02/26/99            20,000          19,987
                                                          6.050%       due  04/01/99(d)        158,500         158,500
                                                          6.580%       due  09/03/99               500             503
AVCO Financial Services
                                                          6.350%       due  09/15/00               100             101
                                                          7.375%       due  08/15/01               300             311
Bancomer
                                                          8.000%       due  07/07/98             7,000           7,000
Banesto Delaware
                                                          8.250%       due  07/28/02            28,900          30,880
BankAmerica Corp.
                                                          6.050%       due  06/10/98            36,000          36,004
                                                          6.052%       due  11/01/99(d)          3,000           3,023
                                                          5.700%       due  03/05/01(d)          7,000           7,003
                                                          5.938%       due  02/20/02(d)            180             179
                                                          7.750%       due  07/15/02                60              63
                                                          7.200%       due  09/15/02               400             415
                                                          7.500%       due  10/15/02             1,000           1,049
                                                          6.850%       due  03/01/03                50              51
                                                          8.375%       due  05/01/07                 3               3
Bankers Trust Co.
                                                          8.625%       due  04/01/18               124             127
Bear Stearns
                                                          5.825%       due  09/10/99(d)         25,000          25,047
                                                          6.750%       due  08/15/00                50              51
                                                          5.560%       due  08/25/00(d)          1,400           1,406
                                                          5.860%       due  08/29/00(d)         37,500          37,732
                                                          6.750%       due  04/15/03               105             107
Beneficial Corp.
                                                          9.600%       due  10/16/98               250             255
                                                          5.782%       due  11/27/00(d)         70,000          69,898
                                                          6.050%       due  01/09/01(d)          9,000           9,005
                                                          5.795%       due  01/23/02(d)          5,000           4,994
                                                          6.069%       due  03/01/02(d)         15,000          15,017
BT Securities Corp.
                                                          5.915%       due  08/16/99(d)         10,000           9,985
Capital One Bank
                                                          6.356%       due  06/08/98(d)            900             900
                                                          6.830%       due  08/16/99               275             277
Caterpillar Financial
                                                          6.350%       due  12/01/98               125             125
Charles Schwab
                                                          5.670%       due  09/30/98               525             524



Chase Manhattan Corp.
                                                          8.500%       due  02/15/02               200             215
                                                          8.000%       due  05/01/05               200             200
Chemical Banking Corp.
                                                          6.294%       due  04/03/05(d)          5,000           5,000
                                                          6.125%       due  11/01/08               400             390
Chrysler Financial Corp.
                                                          8.420%       due  02/01/99               695             709
                                                          5.350%       due  02/04/99(d)          9,000           8,997
                                                          6.350%       due  06/22/99             8,000           8,028
                                                          8.460%       due  01/19/00               700             729
                                                          6.250%       due  03/06/00            14,735          14,772
                                                          5.410%       due  07/28/00(d)            100             100
                                                          5.860%       due  01/16/01               500             497
                                                          5.742%       due  07/17/02(d)         20,000          19,993
                                                          5.867%       due  02/03/03(d)         15,000          15,018
Chubb Capital Corp.
                                                          8.750%       due  11/15/99                80              80
                                                          6.875%       due  02/01/03               100             103
Citicorp
                                                          9.750%       due  08/01/99             2,200           2,304
                                                          6.025%       due  10/20/99(d)         10,000          10,042
                                                          6.021%       due  10/25/99(d)         11,000          11,046
                                                          5.855%       due  05/23/00(d)         25,000          25,073
                                                          7.070%       due  05/25/00             1,250           1,258
                                                          6.109%       due  06/01/00             5,000           5,015
                                                          5.922%       due  11/28/00(d)          5,000           5,016
                                                          5.932%       due  02/01/01(d)         10,000          10,042
                                                          5.750%       due  05/24/01(d)         39,000          38,977
                                                          5.705%       due  11/13/01(d)         10,000           9,992
                                                          5.956%       due  06/27/02(d)         11,450          11,416
                                                          5.715%       due  08/15/02(d)         11,500          11,503
                                                          5.754%       due  11/12/02(d)         30,000          29,951
Coast Savings
                                                         10.000%       due  03/01/00             8,000           8,440
Commercial Credit Co.
                                                          6.750%       due  05/15/00               100             101
                                                          6.000%       due  06/15/00               300             300
                                                          8.250%       due  11/01/01             2,500           2,665
                                                          7.750%       due  03/01/05                50              54
Dean Witter Discover
                                                          5.749%       due  03/02/99(d)            100             100
                                                          6.750%       due  08/15/00               100             102
Deutsche Bank Financial
                                                          7.500%       due  04/25/09             3,000           3,207
Exxon Capital Corp.
                                                          7.450%       due  12/15/01               250             263
First Chicago
                                                          5.855%       due  02/10/00(d)         20,000          20,044
                                                          5.768%       due  03/11/02(d)         10,000          10,008
First Interstate Bancorp
                                                          8.875%       due  01/01/09               245             253
Fleet Financial Group
                                                          9.900%       due  06/15/01               200             221
Ford Motor Credit Corp.
                                                          7.240%       due  04/01/98            11,000          11,000
                                                          5.750%       due  04/30/98               300             300
                                                          5.400%       due  11/09/98(d)         17,080          17,124
                                                          8.000%       due  01/15/99               500             508
                                                          8.875%       due  06/15/99               100             103
                                                          7.750%       due  10/01/99                35              36
                                                          8.375%       due  01/15/00               195             203
                                                          6.950%       due  05/15/00             8,450           8,602
                                                          5.470%       due  08/14/00(d)            100             100
                                                          6.850%       due  08/15/00             1,500           1,529
                                                          7.020%       due  10/10/00            70,000          71,530
                                                          6.157%       due  03/05/01(d)          5,000           5,014
                                                          5.838%       due  04/10/01(d)         10,850          10,846
                                                          7.020%       due  06/07/01             1,000           1,025
                                                          6.042%       due  09/03/01(d)          9,000           9,001
                                                          7.000%       due  09/25/01             1,125           1,156
                                                          7.320%       due  05/23/02            14,000          14,140
                                                          6.068%       due  06/04/02(d)          2,000           2,003
                                                          5.792%       due  02/03/03(d)         30,000          30,025
                                                          5.725%       due  02/13/03(d)        100,000         100,116
                                                          6.625%       due  06/30/03               575             586
                                                          5.876%       due  06/02/04(d)          1,500           1,501
                                                          8.250%       due  02/23/05             2,500           2,768
                                                          6.125%       due  01/09/06                25              25
                                                          7.700%       due  05/15/97               450             495
General Electric Capital Corp.
                                                          5.980%       due  03/19/99             1,500           1,503
                                                          8.375%       due  03/01/01               600             639
                                                          5.500%       due  11/01/01                50              49
                                                          8.300%       due  09/20/09               150             174



General Motors Acceptance Corp.
                                                          7.250%       due  07/20/98            25,785          25,899
                                                          7.750%       due  01/15/99               500             507
                                                          5.700%       due  02/09/99            12,600          12,575
                                                          7.375%       due  05/26/99               190             193
                                                          5.958%       due  06/04/99(d)          5,000           5,000
                                                          7.375%       due  06/09/99            10,000          10,150
                                                          8.625%       due  06/15/99               650             670
                                                          6.700%       due  06/24/99             3,700           3,728
                                                          6.625%       due  07/07/99            10,000          10,069
                                                          7.375%       due  09/09/99             1,000           1,018
                                                          6.150%       due  09/20/99            20,300          20,366
                                                          8.000%       due  10/01/99            10,850          11,115
                                                          6.050%       due  10/04/99             2,550           2,549
                                                          6.375%       due  10/12/99             2,000           2,009
                                                          8.400%       due  10/15/99               360             373
                                                          6.250%       due  10/18/99             1,000           1,003
                                                          8.170%       due  01/02/00             1,447           1,491
                                                          8.625%       due  01/10/00             5,000           5,212
                                                          7.000%       due  03/01/00               100             102
                                                          7.875%       due  03/15/00             5,650           5,835
                                                          7.500%       due  06/09/00             1,000           1,030
                                                          5.500%       due  01/16/01            15,000          14,759
                                                          8.625%       due  01/18/01            15,000          15,946
                                                          8.500%       due  01/19/01             3,675           3,899
                                                          6.800%       due  04/17/01               500             509
                                                          6.700%       due  04/30/01             3,000           3,045
                                                          7.125%       due  05/01/01                95              98
                                                          5.645%       due  10/22/01(d)         25,000          24,948
                                                          9.625%       due  12/15/01               300             334
                                                          6.750%       due  02/07/02               590             601
                                                          5.750%       due  04/29/02(d)         41,240          41,204
                                                          7.000%       due  09/15/02               250             258
                                                          5.875%       due  01/22/03            30,500          30,165
                                                          8.950%       due  07/02/09            21,500          23,811
Goldman Sachs
                                                          5.775%       due  11/21/00(d)         10,000          10,022
                                                          6.085%       due  11/24/00(d)        106,000         106,000
                                                          6.056%       due  12/22/00(d)         17,000          17,069
                                                          5.848%       due  01/09/01(d)        105,000         105,259
                                                          6.208%       due  12/07/01(d)         25,000          25,005
Goldman Sachs & Co.
                                                          5.805%       due  01/25/01(d)         47,000          46,998
Goldman Sachs Mortgage Corp.
                                                          6.000%       due  12/31/07            10,761          10,220
Great Western Bank
                                                          8.625%       due  12/01/98             6,000           6,099
Hartford Life
                                                          7.650%       due  06/15/27            15,000          16,024
Heller Financial
                                                          6.250%       due  01/15/99           200,000         200,486
                                                          5.765%       due  04/01/99(d)         19,000          19,052
                                                          5.981%       due  09/03/99(d)          4,000           4,007
                                                          5.755%       due  08/25/00(d)          7,100           7,109
Household Bank
                                                          6.066%       due  09/26/01(d)          9,000           9,000
                                                          5.813%       due  10/22/03(d)         15,000          14,898
Household Finance Corp.
                                                          5.650%       due  05/26/98               500             500
                                                          6.580%       due  05/17/99               165             166
                                                          5.802%       due  11/01/01(d)          5,000           4,995
Inter-American Development Bank
                                                          9.450%       due  09/15/98               200             203
                                                          8.875%       due  06/01/09               200             244
International Lease Finance
                                                          5.750%       due  12/15/99                50              50
                                                          6.420%       due  09/11/00               500             504
Key Bank N.A.
                                                          6.050%       due  04/06/98            19,875          19,875
Kimco Realty Corp.
                                                          6.500%       due  10/01/03               200             200
Korean Export-Import Bank
                                                          6.500%       due  10/06/99             7,000           6,684
Lehman Brothers, Inc.
                                                          7.850%       due  05/11/98             4,350           4,358
                                                          6.375%       due  06/01/98               100             100
                                                          6.875%       due  06/08/98             5,800           5,810
                                                          6.400%       due  06/22/98(d)         25,000          25,038
                                                          6.250%       due  06/29/98             5,400           5,405
                                                          7.625%       due  08/01/98               250             251
                                                          6.840%       due  09/25/98            20,750          20,829
                                                          5.740%       due  01/12/99(d)            600             599
                                                          5.550%       due  09/01/99(d)         10,000           9,973
                                                          7.110%       due  09/27/99                20              20
                                                          5.938%       due  01/18/00(d)         50,000          50,178
                                                          6.112%       due  04/03/00(d)         30,000          30,016
                                                          6.525%       due  07/27/00(d)          3,000           3,042
                                                          5.983%       due  02/27/01(d)         49,000          48,933
                                                          6.442%       due  08/28/02(d)          6,500           6,582
MBNA Corp.
                                                          6.275%       due  12/01/99(d)         50,700          50,736
Mellon Bank
                                                          6.500%       due  08/01/05                75              76

Merrill Lynch & Co.
                                                          6.375%       due  03/30/99               400             402
                                                          6.200%       due  07/19/99            10,000          10,021
                                                          5.695%       due  04/17/00(d)          5,000           5,011
                                                          6.620%       due  06/06/00               500             506
                                                          6.450%       due  06/20/00               350             353
                                                          5.925%       due  08/03/00(d)          5,000           5,019
                                                          5.675%       due  10/03/00(d)         20,000          19,978
                                                          5.990%       due  12/05/00(d)         89,000          89,025
                                                          6.500%       due  04/01/01               100             101
                                                          5.694%       due  01/15/02(d)         17,000          17,014
                                                          8.300%       due  11/01/02               200             217
                                                          7.000%       due  03/15/06             1,500           1,557
                                                          7.000%       due  04/27/08               100             104
NationsBank Corp.
                                                          5.125%       due  09/15/98               100             100
                                                          6.750%       due  02/26/01               500             509
                                                          7.000%       due  09/15/01             1,500           1,542
                                                          6.088%       due  06/17/02(d)         10,000           9,942
NCNB Corp.
                                                          7.750%       due  08/01/02               796             797
Northern Trust
                                                          9.000%       due  05/15/98               200             201
Norwest Corp.
                                                          5.750%       due  11/16/98               300             300
Norwest Financial, Inc.
                                                          6.230%       due  09/01/98               100             100
                                                          7.000%       due  01/15/03               300             310
                                                          6.000%       due  02/01/04                50              49
PaineWebber
                                                          6.250%       due  06/15/98               100             100
                                                          7.000%       due  03/01/00               200             203
                                                          6.950%       due  03/31/00               120             122
PNC Bank Corp.
                                                          5.725%       due  01/24/02(d)         19,000          19,057
PNC Funding Corp.
                                                          6.875%       due  03/01/03               100             103
Polysindo International Finance
                                                          9.375%       due  07/30/07             3,610           2,211
Popular, Inc.
                                                          6.715%       due  06/06/00            20,000          20,199
Reliance Group Holdings
                                                          9.000%       due  11/15/00            19,000          19,886
Salomon, Inc.
                                                          6.125%       due  05/15/98            12,820          12,823
                                                          5.721%       due  07/24/98(d)         55,000          55,013
                                                          5.732%       due  08/04/98(d)         15,000          15,003
                                                          5.250%       due  10/15/98               400             399
                                                          5.975%       due  11/19/98(d)          3,000           3,006
                                                          6.220%       due  11/19/98             2,300           2,302
                                                          6.776%       due  02/12/99(d)          1,000           1,002
                                                          7.000%       due  05/15/99            21,790          21,998
                                                          5.790%       due  06/24/99(d)          9,000           8,969
                                                          7.590%       due  01/28/00               150             154
                                                          6.500%       due  03/01/00            14,350          14,464
                                                          6.625%       due  11/30/00               235             238
                                                          6.025%       due  05/16/02(d)         12,000          12,012
Salomon, Smith Barney Holdings
                                                          7.980%       due  03/01/00            12,000          12,399
                                                          3.650%       due  02/14/02(h)         17,321          16,719
SB Treasury Co. LLC
                                                          9.400%       due  12/29/49(d)         17,000          17,672
Sears Financial
                                                          0.000%       due  07/12/98             3,480           3,423
Sears Roebuck Acceptance
                                                          6.000%       due  03/20/03           135,000         133,857
Security Pacific Corp.
                                                          6.000%       due  05/01/00               600             599
Signet Bank Corp.
                                                          5.875%       due  04/15/98(d)          9,000           8,999
                                                          9.625%       due  06/01/99             6,500           6,749
Smith Barney Holdings
                                                          6.625%       due  06/01/00                95              96
Societe Generale
                                                          7.400%       due  06/01/06             1,500           1,560
Sparbanken Sverige AB
                                                          7.664%       due  10/29/49(d)         12,670          12,717
Swedbank
                                                          7.664%       due  10/29/49(d)         12,000          12,161
Textron Financial Corp.
                                                          5.725%       due  11/24/99(d)         10,000           9,994
Tokai Capital Corp.
                                                          9.980%       due  12/31/49(d)         20,000          20,337
Toyota Motor Credit Corp.
                                                          1.586%       due  02/15/02(h)         40,000          38,528

Transamerica Financial
                                                          5.665%       due  04/20/99(d)            500             499
Trizec Finance Limited
                                                         10.875%       due  10/15/05             2,489           2,757
U.S. Bancorp
                                                          5.747%       due  01/16/02(d)         49,000          48,997

U.S. West Financial, Inc.
                                                          8.400%       due  09/15/99                50              52
Wachovia Bank
                                                          6.700%       due  04/14/99               500             504
Wells Fargo & Co.
                                                          8.750%       due  05/01/02               100             109
World Savings & Loan
                                                          9.900%       due  07/01/00               250             258
Xerox Corp.
                                                          7.010%       due  04/30/99               120             121
                                                                                                             3,140,935
Industrials   7.4%
Albertson's, Inc.
                                                          6.375%       due  06/01/00               150             151
American Home Products
                                                          7.700%       due  02/15/00               300             309
Amerigas Partners LP
                                                         10.125%       due  04/15/07             1,730           1,855
AMR Corp.
                                                          9.500%       due  07/15/98             5,500           5,557
                                                          9.270%       due  08/13/98             1,000           1,012
                                                          8.050%       due  03/05/99             4,000           4,074
                                                          9.750%       due  03/15/00            10,760          11,476
                                                         10.610%       due  01/11/01             4,000           4,443
                                                         10.570%       due  01/15/01             3,000           3,339
                                                         10.590%       due  01/31/01             3,000           3,345
                                                         10.000%       due  02/01/01             2,000           2,187
                                                          9.400%       due  05/08/01             3,000           3,263
                                                          9.500%       due  05/15/01             2,250           2,457
                                                          9.130%       due  10/25/01             2,000           2,186
                                                          8.470%       due  02/20/02             2,000           2,142
                                                          8.500%       due  02/26/02             1,000           1,072
                                                         10.210%       due  01/01/10             6,500           8,131
Arkla, Inc.
                                                          8.740%       due  05/14/98             3,000           3,008
Baxter International
                                                          9.500%       due  06/15/08               200             246
Bellat Racers
                                                          5.875%       due  04/01/03            20,000          20,000
Boeing Co.
                                                          8.375%       due  02/15/01               150             159
Boise Cascade Co.
                                                          9.900%       due  03/15/00               235             249
Building Materials Corp.
                                                          0.000%       due  07/01/04(i)         20,320          19,075
Canadian Pacific Limited
                                                          9.450%       due  08/01/21             2,750           3,508
CBS, Inc.
                                                          7.625%       due  01/01/02               100             101
Cemex SA
                                                          8.500%       due  08/31/00            10,000          10,200
Centerior Fuel Corp.
                                                          9.200%       due  08/02/98            15,000          15,074
                                                          9.540%       due  08/02/99            10,000          10,431
                                                          9.750%       due  08/02/00             8,000           8,520
Century Communications Corp.
                                                          9.500%       due  08/15/00             6,000           6,278
CF Cable TV, Inc.
                                                          9.125%       due  07/15/07             1,600           1,758
Coca-Cola Co.
                                                          6.375%       due  08/01/01               200             202
Continental Cablevision
                                                         11.000%       due  06/01/07             4,536           5,000
Cumberland Farms
                                                         10.500%       due  10/01/03             3,666           3,629
Dayton Hudson Co.
                                                         10.000%       due  12/01/00             1,000           1,094
Delta Air Lines
                                                         10.140%       due  08/14/12             1,000           1,250
Dimon, Inc.
                                                          8.875%       due  06/01/06             2,000           2,075
E.I. Du Pont de Nemours
                                                          9.150%       due  04/15/00               100             106
Eli Lilly & Co.
                                                          8.125%       due  02/07/00               387             400
Enron Corp.
                                                          5.775%       due  11/18/99(d)         35,000          34,984
Federal Express
                                                         10.000%       due  09/01/98               800             813
Ford Motor Co.
                                                          9.000%       due  09/15/01               200             218

Gaylord Containers
                                                         12.750%       due  05/15/05            65,000          69,875

Gillette Co.
                                                          5.750%       due  10/15/05             1,500           1,467
Gulf Canada Resources
                                                          9.250%       due  01/15/04             7,250           7,614
                                                          9.625%       due  07/01/05             2,000           2,165
HMH Properties, Inc.
                                                          9.500%       due  05/15/05             2,000           2,130
Hollinger International Publishing
                                                          9.250%       due  02/01/06             3,000           3,203
IBM Corp.
                                                          5.830%       due  11/01/99(d)         35,000          34,956
                                                          7.250%       due  11/01/02               100             105
                                                          7.125%       due  12/01/96             2,500           2,612
Imperial Chemical
                                                          6.000%       due  09/05/98(d)         79,000          78,968
                                                          6.000%       due  12/05/98(d)         77,000          76,969
                                                          6.000%       due  03/05/99(d)         72,700          72,793
INDSPEC Chemical Corp.
                                                          0.000%       due  12/01/03(i)          5,500           5,583
Ingersoll-Rand
                                                          6.255%       due  02/15/01               295             297
ISP Holdings, Inc.
                                                          9.750%       due  02/15/02             3,000           3,195
                                                          9.000%       due  10/15/03             5,000           5,263
ITT Corp.
                                                          6.250%       due  11/15/00                70              69
K-III Communications Co.
                                                          8.500%       due  02/01/06             4,000           4,110
Kellogg
                                                          5.750%       due  02/02/01            74,850          74,265
Keystone Group
                                                          9.750%       due  09/01/03               250             262
Lenfest Communications
                                                          8.375%       due  11/01/05             5,000           5,206
Mallinckrodt, Inc.
                                                          6.300%       due  03/15/11(d)         10,000           9,989
Mazda Manufacturing Corp.
                                                         10.500%       due  07/01/08             1,980           2,540
Mobil Corp.
                                                          8.375%       due  02/12/01                40              43
Nabisco, Inc.
                                                          6.125%       due  02/01/33            15,000          14,805
Nabisco, Inc.
                                                          6.800%       due  09/01/01             3,000           3,063
New York Times
                                                          7.625%       due  03/15/05             1,000           1,080
News America Holdings Corp.
                                                          7.500%       due  03/01/00                65              67
                                                          8.625%       due  02/01/03               750             816
Nike, Inc.
                                                          6.510%       due  06/16/00             1,000           1,013
Noranda, Inc.
                                                          7.000%       due  07/15/05             1,800           1,837
Owens Corning
                                                          7.000%       due  05/15/00               200             203
PDV America, Inc.
                                                          7.250%       due  08/01/98            10,719          10,761
Pepsico, Inc.
                                                          5.463%       due  07/01/98               400             400
                                                          7.750%       due  10/01/98               800             808
                                                          7.625%       due  11/01/98             1,500           1,515
Philip Morris Co.
                                                          7.375%       due  02/15/99               115             116
                                                          8.625%       due  03/01/99               200             204
                                                          6.150%       due  03/15/00            20,000          20,017
                                                          7.500%       due  01/15/02                50              52
                                                          6.800%       due  12/01/03            48,345          49,123
Quantas Airways
                                                          6.625%       due  06/30/98            25,000          25,047
Revlon Consumer Products Corp.
                                                          9.375%       due  04/01/01             5,255           5,491
RJR Nabisco
                                                          8.000%       due  01/15/00             6,777           6,876
                                                          7.625%       due  09/01/00             6,000           6,163
                                                          8.000%       due  07/15/01            35,605          36,619
                                                          8.625%       due  12/01/02             3,000           3,154
                                                          7.625%       due  09/15/03             9,000           9,105
                                                          8.750%       due  04/15/04            19,000          20,092
                                                          8.750%       due  07/15/07            25,000          26,454
Rogers Cablesystems, Inc.
                                                         10.000%       due  12/01/07             5,000           5,563
Rogers Cantel Mobile
                                                          9.375%       due  06/01/08             2,750           2,929
Saferco
                                                          9.460%       due  05/31/99             1,000           1,040


                                                          9.590%       due  05/31/01             3,000           3,298
SCI Television
                                                         11.000%       due  06/30/05             3,275           3,362
Sears Roebuck & Co.
                                                          9.250%       due  04/15/98             2,125           2,127
                                                          7.960%       due  02/18/99               500             508
                                                          5.820%       due  02/22/99               125             125
                                                          6.800%       due  05/07/01               500             508
                                                          6.790%       due  05/21/01               500             509
                                                          9.400%       due  08/02/01               250             274
Sears Roebuck Acceptance
                                                          5.817%       due  06/27/00(d)          5,000           5,005
                                                          6.120%       due  12/13/01               260             259
Showboat, Inc.
                                                          9.250%       due  05/01/08             1,000           1,080
Smithfield Foods
                                                          7.625%       due  02/15/08             2,000           2,000
Supervalu, Inc.
                                                          6.500%       due  10/06/00               140             141
TCI Communications, Inc.
                                                          6.375%       due  09/15/99            39,175          39,305
                                                          5.860%       due  02/02/00(d)         50,000          49,979
                                                          6.185%       due  09/11/00(d)         47,000          46,728
                                                          6.656%       due  12/20/00(d)         10,000          10,008
Telecommunications, Inc.
                                                          9.875%       due  04/01/98             3,000           3,000
                                                          8.250%       due  01/15/03               125             134
Teleport Communications
                                                          0.000%       due  07/01/07(i)         28,000          24,220
Telewest Communications
                                                          9.625%       due  10/01/06             5,000           5,300
Tenet Healthcare Corp.
                                                          9.625%       due  09/01/02             6,250           6,781
                                                         10.125%       due  03/01/05             1,000           1,105
Time Warner, Inc.
                                                          7.975%       due  08/15/04            31,803          33,966
                                                          8.110%       due  08/15/06            80,929          88,143
                                                          8.180%       due  08/15/07             2,400           2,646
                                                          7.250%       due  09/01/08               125             131
USX Corp.
                                                          6.375%       due  07/15/98            16,200          16,219
                                                          9.800%       due  07/01/01               300             330
Wal-Mart Stores
                                                          9.100%       due  07/15/00               100             107
                                                          8.625%       due  04/01/01             1,050           1,127
Williams Co.
                                                          5.909%       due  01/30/00(d)         23,000          23,010
WMX Technologies
                                                          6.700%       due  05/01/01            10,000          10,068
World Color Press, Inc.
                                                          9.125%       due  03/15/03             5,000           5,150
WorldCom, Inc.
                                                          9.375%       due  01/15/04            21,203          22,475
Xerox Corp.
                                                          7.040%       due  04/30/99               770             780
                                                          7.410%       due  05/15/01             1,000           1,039
                                                                                                             1,334,416
Utilities   3.4%
AES Corp.
                                                         10.250%       due  07/15/06             4,500           4,973
Bell Atlantic Financial
                                                          5.300%       due  09/01/98             1,000             998
California Energy
                                                          9.875%       due  06/30/03             5,000           5,352
                                                         10.250%       due  01/15/04            39,985          43,134
                                                          9.500%       due  09/15/06             5,000           5,444
Calpine Corp.
                                                          9.250%       due  02/01/04             4,150           4,316
                                                          7.875%       due  04/01/08             2,500           2,522
Carolina Power & Light
                                                          5.375%       due  07/01/98               100             100
Central Maine Power Co.
                                                          6.250%       due  11/01/98             1,000             998
                                                          6.350%       due  09/20/99            15,000          14,947
Chesapeake & Potomac Telephone
                                                          8.000%       due  10/15/29             1,125           1,317
Cleveland Electric Illuminating Co.
                                                          8.150%       due  11/30/98             7,500           7,592
                                                          7.850%       due  11/01/99             6,000           6,127
Cleveland Electric/Toledo Edison
                                                          7.190%       due  07/01/00            18,600          18,890
CMS Energy
                                                          7.375%       due  11/15/00             7,000           7,056
                                                          7.000%       due  01/15/05            18,000          17,298


Coastal Corp.
                                                          8.750%       due  05/15/99             4,300           4,418

Commonwealth Edison
                                                          6.500%       due  04/15/00               185             186
                                                          8.000%       due  10/15/03             7,550           7,671
                                                          8.125%       due  01/15/07            10,000          10,211
                                                          9.875%       due  06/15/20            11,700          13,726
Connecticut Light & Power
                                                          7.250%       due  07/01/99             6,000           5,996
                                                          5.750%       due  07/01/00             2,000           1,945
                                                          7.750%       due  06/01/02             5,000           5,113
Consolidated Edison
                                                          7.600%       due  01/15/00               100             103
Consolidated Natural Gas Co.
                                                          5.875%       due  10/01/98               500             500
Duke Energy Corp.
                                                          8.000%       due  11/01/99                40              41
                                                          7.000%       due  06/01/00               700             713
Eastern Edison Co.
                                                          7.780%       due  07/30/02             9,000           9,521
El Paso Electric Co.
                                                          7.250%       due  02/01/99            10,956          11,008
First PV Funding
                                                         10.150%       due  01/15/16             5,361           5,664
Gulf States Utilities
                                                          7.250%       due  03/01/99             6,200           6,201
Illinois Power
                                                          6.500%       due  09/01/99            12,050          12,118
Long Island Lighting Co.
                                                          7.300%       due  07/15/99            71,085          72,105
                                                          6.250%       due  07/15/01             7,000           7,049
                                                          8.500%       due  05/15/06             6,750           7,038
                                                          7.900%       due  07/15/08             4,335           4,491
                                                          8.900%       due  07/15/19            46,000          48,990
                                                          9.750%       due  05/01/21            85,318          87,161
                                                          9.625%       due  07/01/24            16,400          16,567
Louisiana Power & Light Co.
                                                          7.740%       due  07/01/02             1,900           1,943
MCI Communications Corp.
                                                          6.250%       due  03/23/99               600             600
New Jersey Bell Telephone
                                                          7.850%       due  11/15/29                70              84
New Orleans Public Service
                                                          8.670%       due  04/01/05             2,230           2,234
New York Telephone Co.
                                                          6.250%       due  02/15/04               150             150
North Atlantic Energy
                                                          9.050%       due  06/01/02             4,872           5,004
Northern Illinois Gas Co.
                                                          6.450%       due  08/01/01             1,450           1,468
Ohio Edison
                                                          6.875%       due  09/15/99             5,750           5,785
Pacific Gas & Electric Co.
                                                          5.375%       due  08/01/98               500             499
                                                          7.670%       due  12/15/98               208             210
                                                          6.750%       due  12/01/00               709             709
Pacific Northwest Bell
                                                          4.375%       due  09/01/02                50              47
Pennsylvania Power & Light
                                                          5.500%       due  04/01/98               250             250
Philadelphia Electric
                                                          5.375%       due  08/15/98            12,000          11,973
Public Service Electric & Gas
                                                          8.750%       due  07/01/99                40              41
Public Service of New Hampshire
                                                          9.170%       due  05/15/98            16,000          16,050
Queststar Pipeline
                                                          9.375%       due  06/01/21               200             222
Southern California Edison
                                                          5.450%       due  06/15/98               400             400
Southwestern Bell Telephone Co.
                                                          6.125%       due  03/01/00                50              50
System Energy Resources
                                                          6.000%       due  04/01/98               801             801
                                                          7.710%       due  08/01/01            10,050          10,382
Tenneco
                                                         10.000%       due  08/01/98             1,600           1,620
Texas Utilities
                                                          5.875%       due  04/01/98             3,000           3,000
                                                          6.250%       due  01/31/00             6,000           6,020
Texas Utilities Co.
                                                          5.750%       due  07/01/98            11,750          11,743
Texas-New Mexico Power
                                                         10.750%       due  09/15/03             4,950           5,389
Toledo Edison Co.
                                                          8.180%       due  07/30/02             1,400           1,471
                                                          8.700%       due  09/01/02            10,000          10,642
                                                          7.850%       due  03/31/03             7,000           7,306
                                                          7.875%       due  08/01/04               500             524
Trident NGL, Inc.
                                                         10.250%       due  04/15/03             7,500           7,842
Tuscon Electric Power
                                                          8.500%       due  10/01/09             1,000           1,036
U.S. West Communications, Inc.
                                                          6.625%       due  09/15/05               300             306
United Air Lines
                                                         10.670%       due  05/01/04             2,050           2,475
Virginia Electric & Power Co.
                                                          9.375%       due  06/01/98             7,500           7,539
                                                          6.250%       due  08/01/98               200             200
Western Massachusetts Electric
                                                          7.375%       due  07/01/01             7,000           7,045

Wilmington Trust Co. - Tucson Electric
                                                         10.732%       due  01/01/13               991           1,116
                                                                                                               613,776
Total Corporate Bonds and Notes                                                                              5,089,127
(Cost $5,119,756)

U.S. GOVERNMENT AGENCIES   7.5%

A.I.D. Housing Guarantee - Peru
                                                          9.980%       due  08/01/08             1,155           1,252
Federal Home Loan Bank
                                                          5.740%       due  12/23/98(d)            250             250
                                                          8.600%       due  06/25/99                20              21
Federal Home Loan Mortgage Corp.
                                                          5.950%       due  06/19/98            35,000          35,014
                                                          6.610%       due  08/07/00             1,000           1,002
                                                          6.565%       due  11/04/02             2,000           2,002
                                                          6.170%       due  12/11/02             2,000           1,986
                                                          7.120%       due  09/30/05               100             100
                                                          6.780%       due  12/07/05               100             100
Federal National Mortgage Assn.
                                                          5.250%       due  05/13/98               100             100
                                                          5.830%       due  06/12/98           500,000         500,748
                                                          5.840%       due  06/19/98           190,000         190,076
                                                          5.100%       due  07/22/98               250             249
                                                          4.875%       due  10/15/98               100             100
                                                          5.360%       due  02/16/01             1,500           1,483
                                                          7.650%       due  03/10/05               100             110
Government Trust Certificate - Greece
                                                          8.000%       due  05/15/98                14              14
Resolution Funding
                                                          0.000%       due  01/15/07               800             478
Student Loan Marketing Assn.
                                                          6.000%       due  06/30/98           279,500         279,765
                                                          5.089%       due  02/20/00(d)        134,700         132,698
                                                          6.080%       due  06/30/00(d)         30,600          30,653
                                                          5.693%       due  04/25/04(d)         32,175          32,175
                                                          5.674%       due  10/25/04(d)         15,895          15,903
                                                          5.578%       due  10/25/05(d)         15,395          15,381
                                                          6.398%       due  01/25/07(d)        112,000         112,162
Tennessee Valley Authority
                                                          6.875%       due  01/15/02               125             128
                                                          0.000%       due  04/15/42               855             325
Total U.S. Government Agencies                                                                               1,354,275
(Cost $1,354,188)

U.S. TREASURY OBLIGATIONS   3.8%

Treasury Inflation Protected Securities
                                                          3.625%       due  07/15/02(h)        329,321         326,233
                                                          3.375%       due  01/15/07(h)            204             198
                                                                                                               326,431
U.S. Treasury Bonds
                                                         12.375%       due  05/15/04             1,000           1,339
U.S. Treasury Notes
                                                          5.375%       due  05/31/98             2,500           2,500
                                                          6.125%       due  08/31/98             5,055           5,069
                                                          5.875%       due  10/31/98             3,250           3,256
                                                          8.875%       due  11/15/98               300             306
                                                          8.875%       due  02/15/99               390             401
                                                          5.875%       due  02/28/99             2,500           2,508
                                                          6.250%       due  03/31/99               110             111
                                                          6.375%       due  09/30/01               413             422
                                                          7.875%       due  11/15/04           293,000         327,428
                                                                                                               342,001
U.S. Treasury Strips
                                                          0.000%       due  02/15/99               225             214
                                                          0.000%       due  05/15/21            44,508          11,093
                                                          0.000%       due  11/15/21            22,146           5,341
                                                                                                                16,648
Total U.S. Treasury Obligations                                                                                686,419
(Cost $690,826)



MORTGAGE-BACKED SECURITIES   51.1%

Collateralized Mortgage Obligations   11.9%
American Southwest Financial
                                                          0.000%       due  06/04/13            55,823          61,545
                                                         12.250%       due  11/01/14                70              79
                                                         12.500%       due  04/01/15               698             777
                                                         12.000%       due  05/01/15             1,176           1,311
                                                         11.400%       due  09/01/15               921             962
Bear Stearns
                                                          9.500%       due  06/25/23               750             753
                                                          6.381%       due  10/25/23(d)          8,087           8,165
                                                         10.000%       due  08/25/24            15,018          16,691
                                                          7.000%       due  03/25/27             7,000           7,049
Capstead Mortgage Corp.
                                                          8.750%       due  07/25/21            10,000          10,266
Centex Acceptance Corp.
                                                         11.000%       due  11/01/15               252             263
Chase Mortgage Financial Corp.
                                                          8.250%       due  10/25/10             2,954           2,976
                                                          9.500%       due  04/25/24               477             484
                                                          5.400%       due  05/25/24               534             533
                                                          7.500%       due  10/25/24                15              15
Citicorp Mortgage Securities, Inc.
                                                          8.500%       due  04/01/17               262             262
                                                          9.500%       due  01/01/19             4,799           4,781
                                                          9.500%       due  09/25/19               250             249
                                                          9.500%       due  09/25/20               627             644
                                                          6.000%       due  08/25/21               302             300
                                                          7.570%       due  10/25/22(d)         21,202          21,503
                                                          7.250%       due  02/25/27               360             364
CMC Securities Corp.
                                                          7.059%       due  09/25/23(d)         12,861          13,128
                                                          7.679%       due  04/25/25(d)            415             427
Collateralized Mortgage Obligation Trust
                                                         10.200%       due  02/01/16               608             647
                                                          8.000%       due  01/01/17               269             271
                                                          8.000%       due  09/20/21             8,156           8,413
Collateralized Mortgage Securities Corp.
                                                         11.880%       due  04/01/15             1,718           1,804
                                                         11.450%       due  09/01/15                52              56
                                                         11.450%       due  11/01/15(d)            298             322
                                                          8.750%       due  04/20/19               965           1,023
Countrywide
                                                          8.212%       due  07/25/24(d)         13,992          14,193
Donaldson, Lufkin & Jenrette
                                                          7.469%       due  08/01/21(d)          7,092           7,145
                                                          7.971%       due  12/25/22(d)          4,862           5,024
                                                          8.093%       due  03/25/24(d)          1,558           1,607
                                                          6.500%       due  04/25/24                18              18
                                                          7.411%       due  05/25/24(d)            352             356
Drexel Mortgage Funding
                                                          9.500%       due  11/20/17             1,823           1,866
                                                          8.600%       due  03/01/18               634             636
Federal Home Loan Mortgage Corp.
                                                          6.500%       due  03/15/00             1,654           1,665
                                                          7.000%       due  10/15/03             5,875           5,994
                                                          5.450%       due  03/15/04             3,297           3,294
                                                          5.500%       due  11/15/04             7,065           7,061
                                                          6.000%       due  06/15/05            15,848          15,869
                                                         10.750%       due  11/30/05               130             131
                                                          6.500%       due  07/15/06             1,075           1,082
                                                          6.500%       due  08/15/06               710             714
                                                          6.500%       due  11/15/06               113             113
                                                          6.500%       due  05/15/08             1,000           1,006
                                                          4.500%       due  08/15/08             5,578           5,567
                                                          5.150%       due  12/25/11             8,035           8,012
                                                          8.500%       due  08/15/13             2,000           2,152
                                                          8.500%       due  09/15/13             5,941           6,314
                                                          5.500%       due  12/15/13               931             930
                                                          7.000%       due  04/25/15               992             994
                                                         11.000%       due  11/30/15            11,567          13,482
                                                          6.900%       due  03/15/16             2,991           2,998
                                                          7.000%       due  11/15/16            14,200          14,373
                                                          6.210%       due  08/15/17               345             345
                                                          6.350%       due  03/25/18               200             201
                                                          5.250%       due  05/15/18             1,084           1,075
                                                          9.500%       due  01/15/19               124             124
                                                          6.500%       due  05/15/19               615             619
                                                          8.500%       due  10/15/19               189             189
                                                          9.000%       due  11/15/19             1,372           1,382
                                                          7.000%       due  02/15/20               538             538
                                                          8.500%       due  03/15/20               779             783
                                                          9.125%       due  06/15/20             2,090           2,127
                                                          8.500%       due  09/15/20            10,853          11,007
                                                          5.500%       due  10/15/20               200             194
                                                          8.750%       due  10/15/20               406             410
                                                          9.500%       due  11/15/20             9,538          10,153
                                                          6.000%       due  12/15/20               400             395
                                                          8.750%       due  12/15/20             1,265           1,346
                                                          9.000%       due  12/15/20             6,078           6,390
                                                          6.500%       due  05/17/21               120             116
                                                          8.500%       due  06/15/21            50,330          52,797
                                                          6.950%       due  07/15/21               700             707
                                                          8.000%       due  07/15/21             9,580           9,945
                                                          9.000%       due  07/15/21             3,457           3,636
                                                          9.500%       due  07/15/21             4,739           4,932
                                                          6.200%       due  08/15/21             1,500           1,503
                                                          6.950%       due  08/15/21               185             187
                                                          8.000%       due  08/15/21            23,472          24,260
                                                          6.500%       due  09/15/21             2,438           2,436
                                                          8.000%       due  12/15/21            15,079          16,019
                                                          6.850%       due  01/15/22               700             706
                                                          8.250%       due  06/15/22             5,000           5,315
                                                          7.000%       due  07/15/22             7,778           7,845
                                                          8.500%       due  10/15/22            18,014          18,743
                                                         6.500%       due  07/15/23               462             452
                                                          7.000%       due  07/15/23               227             228
                                                          7.500%       due  01/20/24               480             484
                                                          6.500%       due  02/15/24                54              54
                                                          7.250%       due  08/15/24               190             192
                                                          8.000%       due  09/15/24            16,250          17,692
                                                          7.877%       due  10/01/26(d)          7,512           7,722
                                                          7.500%       due  01/15/27            20,889          21,655
                                                          7.500%       due  03/17/27            20,000          20,144
                                                          7.500%       due  07/15/27               160             160
                                                          6.500%       due  08/15/27            10,131           9,445
                                                          7.000%       due  11/15/28             9,000           9,120
                                                          6.324%       due  08/15/32(d)         45,898          46,017
Federal National Mortgage Assn.
                                                          9.100%       due  02/25/02             5,203           5,340
                                                          5.500%       due  12/25/03               412             411
                                                          5.750%       due  12/25/03                80              79
                                                          7.500%       due  05/25/05             6,700           6,949
                                                          7.000%       due  11/25/05                20              20
                                                          7.500%       due  02/25/06               375             391
                                                          6.500%       due  07/25/06                75              76
                                                          8.000%       due  11/25/06                30              31
                                                          6.000%       due  07/25/07               300             298
                                                          7.269%       due  08/25/07(d)            126             124
                                                          7.000%       due  10/25/07               200             205
                                                          7.000%       due  02/25/08               932             926
                                                         10.500%       due  08/25/08             7,146           8,471
                                                          7.000%       due  11/25/09               711             710
                                                          4.950%       due  06/25/10             1,542           1,538
                                                          6.750%       due  11/25/10             1,300           1,310
                                                          7.000%       due  01/25/11               500             508
                                                          7.500%       due  04/18/11               159             160
                                                          7.500%       due  02/17/12                91              91
                                                          6.750%       due  05/25/13             1,984           1,980
                                                          6.400%       due  09/25/14               485             485
                                                         10.000%       due  12/25/14               847             865
                                                          6.000%       due  11/25/15             2,461           2,456
                                                          9.670%       due  01/25/17               460             473
                                                          9.200%       due  12/25/17               928             943
                                                          7.000%       due  01/25/18             1,105           1,107
                                                          9.300%       due  05/25/18             1,712           1,801
                                                          6.206%       due  06/25/18(d)              8               8
                                                          9.500%       due  06/25/18               893             944
                                                          5.500%       due  07/25/18               220             218
                                                          7.000%       due  08/25/18             4,768           4,769
                                                          7.750%       due  10/25/18               107             108
                                                          9.500%       due  11/25/18            14,112          15,176
                                                          6.500%       due  03/25/19               885             893
                                                          9.500%       due  06/25/19             3,572           3,818
                                                          8.000%       due  10/25/19            19,743          20,153
                                                          7.500%       due  12/25/19               183             189
                                                          9.000%       due  12/25/19            15,068          16,236
                                                          7.500%       due  05/25/20             8,000           8,186
                                                          8.000%       due  07/25/20                99              99
                                                          9.000%       due  09/25/20             7,836           8,321
                                                          8.000%       due  12/25/20            21,855          23,090
                                                          8.750%       due  01/25/21             7,893           8,339
                                                          7.500%       due  02/17/21               210             213
                                                          7.500%       due  02/25/21            11,157          11,227
                                                          7.500%       due  03/25/21            20,919          21,293
                                                          6.500%       due  06/25/21             4,992           4,919
                                                          7.500%       due  06/25/21               320             326
                                                          8.000%       due  07/25/21            28,230          29,139
                                                          8.500%       due  09/25/21            14,714          15,417
                                                          7.000%       due  10/25/21             7,825           7,843
                                                          8.000%       due  10/25/21            22,430          23,516
                                                          6.000%       due  12/25/21               176             174
                                                          8.000%       due  01/25/22            21,700          22,647
                                                          8.000%       due  03/25/22               406             417



                                                          7.000%       due  04/25/22            17,091          17,541
                                                          8.000%       due  06/25/22             3,163           3,441
                                                          7.000%       due  07/25/22             9,884           9,975
                                                          8.000%       due  07/25/22            50,121          53,349
                                                          6.500%       due  10/25/22             3,442           3,293
                                                          7.800%       due  10/25/22             5,658           5,846
                                                          6.500%       due  12/25/22               941             925
                                                          7.000%       due  03/25/23            24,406          24,268
                                                          6.900%       due  05/25/23               134             131
                                                          7.000%       due  06/25/23             4,179           3,971
                                                          6.000%       due  08/25/23             5,005           4,844
                                                          6.500%       due  08/25/23               142             142
                                                          6.750%       due  10/25/23               505             481
                                                          6.500%       due  11/25/23               170             165
                                                          7.500%       due  06/20/24               120             121
                                                          7.000%       due  02/18/25               140             140
                                                          7.500%       due  12/25/25               120             122
                                                          7.000%       due  02/15/26               180             181
                                                          7.000%       due  07/18/26               210             211
                                                          7.500%       due  08/18/27            11,983          12,090
First Commonwealth Savings & Loan
                                                         10.375%       due  04/01/05                21              22
General Electric Capital Mortgage
                                                          8.000%       due  07/25/23            12,979          13,161
                                                          6.500%       due  09/25/23                45              42
                                                          6.500%       due  02/25/24                18              18
                                                          6.500%       due  03/25/24            12,845          12,010
                                                          6.500%       due  04/25/24            56,430          51,850
                                                          8.000%       due  06/25/25            11,330          11,457
                                                          7.500%       due  04/25/27               360             364
Glendale Federal Savings & Loan
                                                          7.394%       due  03/01/28(d)          9,304           9,281
Government National Mortgage Assn.
                                                          8.000%       due  05/16/24               120             123
                                                          7.000%       due  08/20/26               170             169
                                                          7.500%       due  02/16/27               140             143
                                                          7.500%       due  07/16/27            24,664          25,444
Greenwich
                                                          7.292%       due  04/25/22(d)          2,031           2,057
                                                          7.237%       due  07/25/22(d)         10,251          10,353
                                                          7.319%       due  10/25/22(d)            263             266
                                                          7.425%       due  04/25/23(d)          3,279           3,325
                                                          7.926%       due  04/25/24(d)          4,411           4,486
                                                          8.318%       due  06/25/24(d)          5,243           5,368
                                                          8.928%       due  08/25/24(d)          7,862           8,083
                                                          8.886%       due  11/25/24(d)          2,473           2,542
Headlands Mortgage Securities, Inc.
                                                          7.250%       due  11/25/12             7,183           7,300
Imperial CMB Trust
                                                          5.992%       due  09/25/26(d)         23,067          23,183
Independent National Mortgage Corp.
                                                          6.650%       due  10/25/24             2,723           2,672
                                                          8.278%       due  11/25/24(d)          9,747           9,997
                                                          7.310%       due  07/25/25(d)         27,949          28,705
                                                          8.079%       due  07/25/25(d)         27,684          28,255
International Mortgage Acceptance Corp.
                                                         12.250%       due  03/01/14               540             587
J.P. Morgan & Co.
                                                          9.000%       due  10/20/20            14,195          14,974
Kidder Peabody Acceptance Corp.
                                                          8.390%       due  05/20/18               404             410
                                                          8.193%       due  03/25/24(d)         13,709          13,781
                                                          8.193%       due  09/25/24(d)         20,000          20,244
Marine Midland
                                                          8.000%       due  04/25/23                23              24
                                                          8.000%       due  10/25/23               350             358
Merrill Lynch Mortgage
                                                          6.875%       due  06/15/21(d)          8,470           8,653
                                                          7.714%       due  06/15/21(d)          7,949           8,144
                                                          8.173%       due  06/25/22(d)          6,702           6,763
Nascor
                                                          6.750%       due  04/30/28            27,707          26,668
Nomura Asset Securities Corp.
                                                          8.076%       due  05/25/24(d)         10,687          10,978
Norwest Mortgage
                                                         12.500%       due  02/01/14             1,049           1,121
                                                         12.250%       due  04/01/14                94              98
PaineWebber Mortgage
                                                          6.000%       due  04/25/09            11,951          11,572
PNC Mortgage Securities Corp.
                                                          7.000%       due  06/25/13            14,000          14,042
Prudential Bache
                                                          6.213%       due  09/01/18(d)            479             478
                                                          9.000%       due  01/01/19               535             535
                                                          8.400%       due  03/20/21             4,646           4,819

Prudential Home
                                                          8.000%       due  06/25/22            21,019          21,466
                                                          6.950%       due  11/25/22               222             219
                                                          7.000%       due  04/25/23               785             782
                                                          8.217%       due  11/25/23(d)         10,164          10,446
                                                          8.295%       due  11/25/23(d)            872             895
                                                          7.000%       due  02/25/24               541             540
                                                          6.000%       due  05/25/24                23              23
                                                          7.750%       due  10/25/24             4,611           4,640
                                                          7.500%       due  06/25/25             2,730           2,741
PSB Financial Corp.
                                                         11.050%       due  12/01/15               977           1,044
Residential Asset Securities Corp.
                                                          7.000%       due  03/25/27(d)            245             246
                                                          7.250%       due  05/25/27(d)            345             349

Residential Funding
                                                          6.750%       due  01/25/06            41,236          41,342
                                                          7.000%       due  08/25/08            18,545          18,747
                                                          6.500%       due  09/25/08             7,000           6,954
                                                          6.450%       due  10/25/12             8,000           8,000
                                                          6.500%       due  01/25/13           215,551         215,180
                                                          8.500%       due  05/25/17               109             113
                                                          8.000%       due  01/25/23            10,000          10,333
                                                          7.250%       due  07/25/23             6,334           6,340
                                                          7.750%       due  07/25/24                 6               6
                                                          7.993%       due  10/25/24(d)         12,158          12,401
                                                          7.500%       due  09/25/25            18,183          18,649
                                                          5.400%       due  10/25/27(d)         11,938          11,814
Resolution Trust Corp.
                                                          7.573%       due  02/25/20(d)            197             198
                                                          7.261%       due  09/25/20(d)         15,471             155
                                                          6.043%       due  01/25/21(d)          1,055           1,046
                                                          8.457%       due  06/25/21(d)          2,320           2,333
                                                          8.718%       due  08/25/21(d)          21412           21940
                                                          7.940%       due  09/25/21(d)          3,307           3,355
                                                          6.260%       due  10/25/21(d)            268             268
                                                          6.688%       due  10/25/21(d)          1,240           1,242
                                                          8.143%       due  10/25/21(d)            275             278
                                                          8.625%       due  10/25/21               300             304
                                                          7.549%       due  01/25/22(d)          2,898           2,908
                                                          7.772%       due  03/25/22(d)          6,691           6,752
                                                          8.521%       due  05/25/22(d)          2,871           2,946
                                                          6.950%       due  06/25/23(d)          2,524           2,524
                                                          7.437%       due  08/25/23(d)          2,001           2,006
                                                          7.500%       due  08/25/23               240             240
                                                          9.450%       due  05/25/24            19,693          19,786
                                                         10.261%       due  05/25/24(d)          2,323           2,349
                                                          6.688%       due  07/25/24(d)            460             461
                                                          7.100%       due  12/25/24             1,500           1,535
                                                          7.750%       due  03/25/25             5,000           4,992
                                                          7.491%       due  07/25/28(d)         14,001          13,974
                                                          7.251%       due  10/25/28(d)         27,951          28,255
                                                          7.334%       due  10/25/28(d)         13,398          13,600
                                                          7.108%       due  05/25/29(d)          5,203           5,272
                                                          7.583%       due  05/25/29(d)          6,810           6,944
Rural Housing Trust
                                                          3.330%       due  10/01/28               385             355
Ryan Mortgage Acceptance Corp.
                                                          9.450%       due  10/01/16               170             179
Ryland Acceptance Corp.
                                                          9.000%       due  12/01/16               877             909
                                                         11.500%       due  12/25/16               207             208
                                                          8.000%       due  09/25/22             2,593           2,599
                                                          8.200%       due  09/25/22               100             103
                                                         14.000%       due  11/25/31             1,853           2,053
Ryland Mortgage Securities Corp.
                                                          7.973%       due  08/25/22(d)          3,662           3,712
                                                          7.500%       due  08/25/24                66              67
                                                          7.277%       due  08/25/29(d)          8,039           8,265
                                                          6.987%       due  10/25/31(d)         14,626          14,735
Salomon Brothers Mortgage Securities
                                                          7.605%       due  11/25/22(d)          1,543           1,574
                                                          8.391%       due  07/01/24(d)         13,973          14,471
Santa Barbara Savings
                                                          9.500%       due  11/20/18             4,577           4,609
Saxon Mortgage
                                                          7.899%       due  08/25/23(d)         42,310          43,434
                                                          8.378%       due  09/25/24(d)         13,027          13,491
Sears Mortgage
                                                          8.000%       due  03/25/22               627             626
                                                          7.220%       due  09/25/22(d)          3,263           3,315
                                                          7.852%       due  12/25/22(d)          8,162           8,248
                                                          8.457%       due  05/25/32(d)         13,095          13,050
Securitized Asset Sales, Inc.
                                                          7.821%       due  10/25/23(d)          5,708           5,867
                                                          7.857%       due  12/26/23(d)          5,530           5,675
                                                          5.944%       due  02/25/28            16,320          16,270

Security Pacific National Bank
                                                          6.336%       due  03/01/18(d)            148             144
Vendee Mortgage
                                                          7.000%       due  02/15/00             5,050           5,092
                                                          7.750%       due  03/15/16               600             620
                                                          7.750%       due  05/15/18               550             568
Western Federal Savings & Loan
                                                          7.104%       due  07/01/21(d)          9,263           9,300
                                                                                                             2,158,509

 Federal Home Loan Mortgage Corporation   14.6%
                                                          5.250%       due  12/01/98                 1               1
                                                          5.500%       due  04/01/01-03/01/10(g)    466             462
                                                          5.750%       due  08/15/20                300             296
                                                          6.000%       due  12/01/98-05/13/28(g) 450,567         435,078
                                                          6.199%       due  07/01/27         (d)       9               9
                                                          6.500%       due  06/01/03-05/13/28(g) 1,853,556     1,833,473
                                                          6.775%       due  11/01/03                 70              70
                                                          7.000%       due  01/01/00-03/01/26(d)(g)  8,862           8,977
                                                          7.210%       due  10/25/23         (d)     28,956          30,013
                                                          7.500%       due  05/01/99-01/01/27(d)(g)  16,080          16,519
                                                          7.540%       due  10/25/17 (d)              2,665           2,651
                                                          7.589%       due  09/01/23 (d)              4,012           4,140
                                                          7.611%       due  07/01/23 (d)              3,817           3,931
                                                          7.625%       due  01/01/19 (d)                 20              20
                                                          7.706%       due  05/01/23 (d)              5,425           5,595
                                                          7.733%       due  04/01/23 (d)              1,210           1,250
                                                          7.747%       due  10/01/23 (d)              5,166           5,332
                                                          7.750%       due  04/01/07                     50              51
                                                          7.757%       due  10/01/23 (d)              3,140           3,242
                                                          7.820%       due  08/01/23 (d)                 25              25
                                                          7.834%       due  01/01/24 (d)                942             973
                                                          7.839%       due  04/01/24 (d)             16,224          16,919
                                                          7.844%       due  04/01/29 (d)              3,887           4,061
                                                          7.848%       due  09/01/23 (d)             27,091          27,786
                                                          7.870%       due  06/01/24 (d)              2,875           2,952
                                                          7.873%       due  09/01/23 (d)              6,189           6,390
                                                          7.889%       due  11/01/23 (d)              1,907           1,967
                                                          7.900%       due  05/01/23 (d)              2,809           2,903
                                                          7.909%       due  07/01/22 (d)              1,795           1,854
                                                          7.939%       due  11/01/23 (d)                976           1,001
                                                          7.950%       due  10/01/23 (d)              1,213           1,262
                                                          7.974%       due  10/01/23 (d)              2,007           2,097
                                                          7.996%       due  01/01/24 (d)              1,137           1,166
                                                          8.000%       due  10/01/07-06/01/26(g)      4,510           4,677
                                                          8.031%       due  07/01/23 (d)              1,355           1,412
                                                          8.047%       due  08/01/23-07/01/24(d)(g)  21,060          21,822
                                                          8.048%       due  11/01/23 (d)              1,424           1,468
                                                          8.099%       due  09/01/23 (d)              6,934           7,211
                                                          8.152%       due  08/01/23 (d)              2,894           3,005
                                                          8.178%       due  08/01/24 (d)                481             498
                                                          8.185%       due  08/01/23 (d)              1,296           1,336
                                                          8.206%       due  10/01/23 (d)              4,765           4,947
                                                          8.250%       due  08/01/07-12/01/09(g)        216             222
                                                          8.500%       due  09/01/01-05/13/28(g)    115,944         121,090
                                                          8.750%       due  02/01/01-09/01/10(g)        376             386
                                                          8.900%       due  11/15/20                  29,911          31,523
                                                          9.000%       due  01/01/02-09/15/20(g)       1,246           1,303
                                                          9.250%       due  06/01/09-08/01/09(g)         133             141
                                                          9.500%       due  08/01/01-06/01/21(g)       3,127           3,329
                                                         10.000%       due  06/01/04-11/15/19(g)       1,642           1,731
                                                         10.250%       due  03/15/09-05/01/09(g)       2,149           2,326
                                                         11.000%       due  12/01/99-07/01/19(g)       1,186           1,314
                                                         11.250%       due  10/01/09-09/01/15(g)         197             219
                                                         11.500%       due  03/01/00-05/01/00(g)          22              24
                                                         12.500%       due  07/01/99                       3               3
                                                         13.250%       due  10/01/13                      84              98
                                                         14.000%       due  04/01/16                      36              41
                                                         15.500%       due  08/01/11-11/01/11(g)          19              23
                                                         16.250%       due  05/01/11-11/01/11(g)          12              14
                                                                                                                   2,632,629
Federal Housing Administration   0.8%
                                                          7.125%       due  03/01/34                    4,483           4,537
                                                          7.211%       due  12/01/21                    3,347           3,429
                                                          7.316%       due  05/01/19-11/01/19 (g)      11,760          12,019
                                                          7.375%       due  03/01/19-01/01/24 (g)      17,551          18,055
                                                          7.399%       due  02/01/21                    2,669           2,746
                                                          7.430%       due  12/01/16-05/01/25 (g)      86,964          90,401
                                                          7.450%       due  12/01/21                   12,179          12,472
                                                          7.650%       due  11/01/18                      167             173
                                                                                                                      143,832
Federal National Mortgage Association   6.3%
                                                          5.450%       due  04/08/98          (d)        300             300
                                                          5.650%       due  04/25/05                     200             199
                                                          6.000%       due  11/01/03-03/01/24 (g)      9,330           9,149
                                                          6.199%       due  05/01/27-05/01/36 (d)(g)  78,054          78,611
                                                          6.200%       due  02/01/28          (d)      2,418           2,436
                                                          6.201%       due  05/01/36          (d)      4,997           5,043
                                                          6.203%       due  08/01/29          (d)     10,180          10,255
                                                          6.205%       due  05/01/36          (d)     30,376          30,653
                                                          6.207%       due  02/01/18-03/01/33 (d)(g)  62,588          63,093
                                                          6.210%       due  05/01/36          (d)     35,161          35,483
                                                          6.213%       due  04/01/18-11/01/35 (d)(g)  52,241          52,674
                                                          6.222%       due  11/01/28          (d)      2,602           2,621
                                                          6.227%       due  04/01/27          (d)        279             280
                                                          6.250%       due  07/25/07-04/01/19 (d)(g)   1,112           1,124
                                                          6.500%       due  11/01/03-05/13/28 (g)    543,922         537,671
                                                          6.750%       due  08/01/03-09/25/22 (g)      1,150           1,158
                                                          6.834%       due  07/01/03                      69              71
                                                          6.921%       due  11/01/25          (d)     12,874          13,429
                                                          6.950%       due  03/25/26                     300             304
                                                          7.000%       due  05/25/99-12/20/27 (g)     48,700          49,159
                                                          7.250%       due  05/01/02-01/01/23 (g)     11,497          11,664
                                                          7.251%       due  09/01/22          (d)      3,226           3,299
                                                          7.285%       due  09/01/22          (d)      3,891           3,995
                                                          7.337%       due  09/01/25          (d)      6,485           6,684
                                                          7.500%       due  08/01/03-09/01/25 (g)     92,052          94,726
                                                          7.690%       due  01/01/24          (d)      1,716           1,781
                                                          7.725%       due  03/01/25          (d)      8,875           9,113
                                                          7.728%       due  01/01/24          (d)      1,159           1,199
                                                          7.730%       due  12/01/23          (d)      1,965           2,003
                                                          7.737%       due  11/01/23          (d)      2,480           2,563
                                                          7.744%       due  11/01/25          (d)      6,206           6,377
                                                          7.750%       due  06/01/09-02/01/26 (d)(g)   2,066           2,139
                                                          7.755%       due  07/01/24(d)               19,250          19,647
                                                          7.783%       due  01/01/24(d)                5,922           6,133
                                                          7.785%       due  05/01/26(d)                2,353           2,441
                                                          7.795%       due  11/01/25(d)                4,206           4,336
                                                          7.817%       due  01/01/26(d)                3,389           3,510
                                                          7.832%       due  11/01/23(d)                  946             977
                                                          7.835%       due  10/01/23(d)                  894             929
                                                          7.858%       due  09/01/23(d)                6,423           6,733
                                                          7.895%       due  12/01/23(d)                3,101           3,212
                                                          7.919%       due  01/01/24(d)                  318             332
                                                          7.920%       due  03/01/26(d)               11,558          12,022
                                                          8.000%       due  09/01/01-12/01/26 (g)     10,951          11,365
                                                          8.004%       due  09/01/24 (d)               3,768           3,887
                                                          8.061%       due  05/01/24 (d)               4,758           4,915
                                                          8.250%       due  10/01/08-02/01/17 (g)        862             900
                                                          8.500%       due  07/01/99-05/01/27 (g)      5,771           6,027
                                                          9.000%       due  01/01/99-04/01/17 (g)      2,381           2,488
                                                          9.500%       due  12/01/06-07/01/22(g)         164             178
                                                          9.750%       due  11/01/08                      88              94
                                                         10.000%       due  03/01/21-05/01/22(g)         872             954
                                                         10.500%       due  12/01/16-04/01/22(g)         995           1,093
                                                         12.000%       due  05/01/16                      20              23
                                                         13.000%       due  09/01/13                      55              64
                                                         13.250%       due  09/01/11                      20              23
                                                         14.500%       due  11/01/11-01/01/13(g)          75              91
                                                         14.750%       due  08/01/12-11/01/12(g)         288             333
                                                         15.500%       due  10/01/12-12/01/12(g)          35              43
                                                         15.750%       due  12/01/11-08/01/12(g)         174             208
                                                         16.000%       due  09/01/12                     191             238
                                                                                                                   1,132,452
Government National Mortgage Association   16.6%
                                                          5.650%       due  10/15/12                      13              12
                                                          6.000%       due  10/15/08-01/20/28(d)(g)   633,162        624,713
                                                          6.500%       due  10/15/08-04/20/28(d)(g)   818,779        821,416
                                                          7.000%       due  07/15/08-09/20/27(d)(g) 1,151,453      1,179,581
                                                          7.375%       due  06/20/21-05/20/26(d)(g)   250,587        257,423
                                                          7.500%       due  08/15/05-02/15/28(g)       42,005         43,218
                                                          7.875%       due  04/20/23 (d)                  746            770
                                                          8.000%       due  08/15/05-04/20/28(g)       45,612         47,242
                                                          8.250%       due  08/15/04-07/15/08(g)          618            648
                                                          8.500%       due  06/15/01-08/15/16(g)          274            287
                                                          8.750%       due  03/15/07-07/15/07(g)          163            173
                                                          9.000%       due  09/15/01-07/20/22(g)        7,877          8,513
                                                          9.250%       due  10/15/01-03/15/06(g)          437            454
                                                          9.500%       due  04/15/01-08/15/23(g)        8,021          8,778
                                                          9.750%       due  09/15/02-01/15/21(g)          337            358
                                                         10.000%       due  06/20/01-02/15/25(g)        6,023          6,649
                                                         10.250%       due  10/15/98-12/15/99(g)           58             59
                                                         10.500%       due  06/15/04                      137            145
                                                         10.750%       due  08/15/98-09/15/98(g)            7              7
                                                         11.000%       due  05/15/04-06/15/13(g)           89             95
                                                         11.250%       due  03/15/01-12/20/15(g)           63             70
                                                         11.500%       due  04/15/13-05/15/13(g)           13             14
                                                         12.000%       due  03/20/99-03/15/15(g)           97            110
                                                         12.500%       due  01/15/11                        1              2
                                                         13.000%       due  12/15/12-10/15/14(g)           40             47
                                                         13.250%       due  10/20/14                       20             23
                                                         13.500%       due  11/15/12-12/15/12(g)            7              8
                                                         15.000%       due  09/15/12-10/15/12(g)           18              21
                                                         16.000%       due  01/15/12-04/15/12(g)            9              11
                                                         17.000%       due  11/15/11-12/15/11(g)          114             137
                                                                                                                    3,000,984



Other Mortgage-Backed Securities   0.8%
Aames Mortgage Trust
                                                          7.275%       due  05/15/20                      405             411
Bank of America
                                                          9.000%       due  03/01/08                       85              85
Citibank, N.A.
                                                          8.000%       due  07/25/18                       91              91
Daiwa Mortgage
                                                          7.500%       due  09/25/06(d)                   130             131
DBL Mortgage Funding
                                                          9.500%       due  08/01/19                       23              24
First Interstate Bancorp
                                                          9.125%       due  01/01/09                       15              16
General Electric Credit Corp.
                                                          8.000%       due  03/01/02                      100             102
German American Capital Corp.
                                                          8.360%       due  09/30/02                    3,737           3,830
                                                          6.581%       due  07/01/18(d)                 9,490           9,365
Great Western Savings & Loan
                                                          6.060%       due  08/01/17(d)                   203             199
Guardian
                                                          6.887%       due  12/25/18(d)                   398             345
Home Savings of America
                                                          8.464%       due  08/01/06                       97              97
                                                          5.873%       due  05/25/27(d)                 3,801           3,715
                                                          6.386%       due  08/25/29(d)                14,872          14,945
Imperial Savings & Loan
                                                         10.000%       due  09/01/16                      233             246
                                                          8.235%       due  01/25/17(d)                   108             108
                                                          8.840%       due  07/25/17(d)                   389             388
LTC Commercial Corp.
                                                          7.100%       due  11/28/12                    3,915           3,970
Manufacturers Mortgage Housing
                                                         13.250%       due  01/15/99                      237             252
MDC Mortgage Funding
                                                          8.841%       due  01/25/25(d)                   993           1,019
Merrill Lynch Mortgage
                                                          9.250%       due  12/15/09                       27              27
                                                          7.495%       due  06/15/21(d)                 1,775           1,830
Mid-State Trust
                                                          8.330%       due  04/01/30                   74,150          80,256
Morgan Stanley Mortgage
                                                          8.150%       due  07/20/21                       13              13
Resolution Trust Corp.
                                                          7.775%       due  05/25/29(d)                 6,215           6,333
Ryland Acceptance Corp.
                                                          7.644%       due  11/28/22(d)                   749             761
Salomon Brothers Mortgage Securities
                                                         11.500%       due  09/01/15                    1,632           1,775
Sears Mortgage
                                                         12.000%       due  02/25/14                    1,238           1,316
                                                          6.855%       due  06/25/22(d)                   903             913
                                                          7.588%       due  10/25/22(d)                 4,713           4,859
Structured Asset Securities Corp.
                                                          5.890%       due  01/25/00(d)                14,397          14,397
Western Federal Savings & Loan
                                                          6.614%       due  11/25/18(d)                   296             296
                                                          6.664%       due  03/25/19(d)                 2,092           2,100
                                                                                                                      154,215



Stripped Mortgage-Backed Securities   0.1%
Federal Home Loan Mortgage Corp. (IO)
                                                         10.038%       due  09/15/05               32             3
                                                          6.500%       due  11/15/06             2,573           195
                                                          6.500%       due  03/15/07             3,516           260
                                                          5.750%       due  09/15/07(d)         12,960         1,040
                                                          5.428%       due  02/15/08(d)            940           103
                                                         11.651%       due  01/15/16                32             3
                                                          6.500%       due  08/15/16             3,644           264
                                                          7.000%       due  04/15/18             3,531           289
                                                          9.993%       due  11/15/18               224            28
                                                          8.845%       due  01/15/21               469            92
                                                          9.000%       due  05/15/22               240            45
Federal Home Loan Mortgage Corp. (PO)
                                                          0.000%       due  06/15/21             4,380         4,173
Federal National Mortgage Assn. (IO)
                                                          6.750%       due  09/25/04                79             4
                                                          7.000%       due  06/25/05                 6
                                                         10.458%       due  07/25/05(d)            968            93
                                                          6.500%       due  07/25/06             5,715           440
                                                          6.500%       due  02/25/07             4,582           434
                                                          6.500%       due  07/25/07             1,411           109
                                                          6.500%       due  09/25/07             6,863           589
                                                          6.500%       due  10/25/07             2,354           206
                                                          0.100%       due  03/25/09(d)         51,708         1,218
                                                          7.000%       due  08/25/15             3,792           215
                                                          7.000%       due  08/25/16               946            63
                                                          6.500%       due  08/25/20             2,666           555
                                                         10.070%       due  01/25/21               158            35
                                                          9.032%       due  08/25/21             2,208           471
                                                          0.950%       due  11/25/21(d)         50,615           899
                                                          6.500%       due  01/25/23             5,364           902
Federal National Mortgage Assn. (PO)
                                                          0.000%       due  09/01/07             1,250         1,007
                                                          0.000%       due  02/25/21             5,355         4,905
                                                          0.000%       due  06/25/22             3,209         2,873
                                                          0.000%       due  08/25/23               489           342
PaineWebber (IO)
                                                         13.595%       due  08/01/19               280            90
Vendee Mortgage (IO)
                                                          0.542%       due  06/15/23(d)        216,368         4,626
                                                                                                              26,571
Total Mortgage-Backed Securities                                                                           9,249,192
(Cost $9,179,484)

ASSET-BACKED SECURITIES 5.8%

AFC Home Equity Loan Trust
                                                          7.402%       due  10/25/26(d)         9,544           9,689
                                                          6.550%       due  01/25/27(d)         3,529           3,528
Allied Waste Industries, Inc.
                                                          7.125%       due  12/05/03             5,880           5,880
Arcadia Automobile Receivables Trust
                                                          6.300%       due  07/16/01             9,000           9,048
Associates Manufactured Housing
                                                          7.000%       due  03/15/27               900             923
Auto Receivables Trust
                                                          6.500%       due  04/16/03            34,352          34,352
California Infrastructure
                                                          5.940%       due  09/25/00            16,158          16,159
                                                          5.970%       due  12/25/00             6,187           6,193
                                                          5.980%       due  12/26/00            28,495          28,540
                                                          6.010%       due  06/25/01            99,300          99,486
Case Equipment Loan Trust
                                                          6.150%       due  09/15/02             2,474           2,484
Chase Manhattan Grantor Trust
                                                          6.000%       due  09/17/01             3,568           3,576
                                                          5.900%       due  11/15/01             9,971           9,988
                                                          6.610%       due  09/15/02             5,340           5,387
Conti Mortgage Home Equity Loan Trust
                                                          5.588%       due  10/15/12(d)        38,000          38,006
                                                          6.990%       due  03/15/21              350             356



Copelco Capital Funding Corp.
                                                          6.340%       due  07/20/04                68              69
CSXT Trade Receivables
                                                          5.050%       due  09/25/99               500             499
Daimler-Benz
                                                          6.050%       due  03/20/05            12,339          12,333
Daimler-Benz Vehicle Trust
                                                          5.850%       due  07/20/03            24,239          24,224
Delta Air Lines Equipment Trust
                                                          9.230%       due  07/02/02            12,862          13,680
                                                         10.500%       due  01/02/07             7,412           8,924
                                                         10.570%       due  01/02/07            15,881          20,017
                                                          9.550%       due  01/02/08             7,773           8,773
                                                         10.000%       due  06/05/13            10,828          13,675
Discover Card Trust
                                                          6.062%       due  10/16/13(d)           400             408
EQCC Home Equity Loan Trust
                                                          6.100%       due  10/15/03            5,463           5,472
                                                          6.710%       due  07/15/11              330             335
Equivantage Home Equity Loan Trust
                                                          6.550%       due  04/01/27              200             201
Federal-Mogul Corp.
                                                          7.690%       due  06/30/99              813             812
                                                          7.750%       due  06/30/99            3,049           3,043
                                                          7.914%       due  06/30/99(d)        14,638          14,610
                                                          7.940%       due  12/31/05            1,319           1,316
                                                          8.000%       due  12/31/05(d)         4,945           4,935
                                                          8.164%       due  12/31/05(d)        23,737          23,691
First Omni Bank
                                                          6.650%       due  09/15/03(d)         1,500           1,532
First Security Auto Grantor Trust
                                                          6.100%       due  04/15/03            3,767           3,766
First Union Master Credit Card Trust
                                                          5.858%       due  09/15/03           88,750          89,006
Flag Limited
                                                          9.400%       due  12/15/04(d)        15,000          15,000
Ford Credit Grantor Trust
                                                          6.750%       due  09/15/00            1,250           1,264
                                                          5.900%       due  10/15/00           10,464          10,478
Ford Motor Credit Corp.
                                                          5.500%       due  02/15/03            5,300           5,232
Fred Meyer, Inc.
                                                          8.750%       due  03/19/03(d)       110,000         108,350
General Motors Acceptance Corp.
                                                          6.500%       due  04/15/02           43,011          43,253
Green Tree Financial Group
                                                          7.150%       due  07/15/27            1,025           1,051
Green Tree Home Improvement Loan Trust
                                                          6.100%       due  01/15/28            3,845           3,850
IMC Home Equity Loan Trust
                                                          5.765%       due  05/21/12(d)        47,110          47,111
                                                          7.429%       due  07/25/26(d)         1,475           1,499
Integrated Health Services
                                                          7.625%       due  09/16/04(d)        15,000          14,858
MBNA Master Credit Card Trust
                                                          6.050%       due  11/15/02              245             246
Metlife Capital Equipment Loan Trust
                                                          6.850%       due  05/20/08(d)           320             330
National Medical Care
                                                          6.969%       due  09/30/03(d)        41,250          41,095
NationsBank Auto Owner Trust
                                                          6.375%       due  07/15/00            1,700           1,707
NationsBank Corp.
                                                          5.850%       due  06/15/02              349             350
Newcourt Receivable Asset Trust
                                                          6.240%       due  12/20/04               35              35
Olympic Automobile Receivables Trust
                                                          5.700%       due  04/15/00            1,802           1,804
                                                          5.650%       due  01/15/01              818             819
OSCC Home Equity
                                                          6.950%       due  05/15/07               92              93
Premiere Auto Trust
                                                          6.575%       due  10/06/00            1,975           1,992
Saxon Asset Securities Trust
                                                          6.475%       due  11/25/20              350             351
Sears Credit Account Master Trust
                                                          6.050%       due  01/16/08              500             502
Standard Credit Card Master Trust
                                                          6.750%       due  06/07/00              290             291
The Money Store Home Equity Trust
                                                          6.815%       due  07/15/06           24,545          24,676
                                                          6.520%       due  08/15/09           45,879          45,958
                                                          6.205%       due  03/15/12           25,000          25,000
                                                          7.550%       due  02/15/20              500             519
Total Renal Care
                                                          7.504%       due  10/22/07(d)        33,000          33,083
UCFC Home Equity Loan


                                                          6.381%       due  07/15/10              250             250
United Air Lines Equipment Trust
                                                          9.200%       due  03/22/08            4,309           4,877
                                                         10.360%       due  11/13/12            7,000           9,097
                                                         10.020%       due  03/22/14            4,500           5,572
                                                         10.850%       due  07/05/14           34,111          44,611
                                                         10.125%       due  03/22/15           14,300          18,386
                                                          9.060%       due  06/17/15            5,000           5,486
                                                          9.210%       due  01/21/17            2,000           2,369
WFS Financial Owner Trust
                                                          6.650%       due  08/20/00            2,516           2,529
                                                          6.050%       due  07/20/01            3,000           2,997
                                                          6.500%       due  09/20/01           11,000          11,100
Total Asset-Backed Securities                                                                               1,062,987
(Cost $984,857)

SOVEREIGN ISSUES 3.0%

Banco Nacional de Obra y Servicios
                                                          6.875%       due  10/01/98           19,500          19,159
City of Buenos Aires
                                                         11.250%       due  04/11/07            5,000           5,350
Hydro Quebec
                                                          5.594%       due  04/15/99(d)        10,000           9,985
                                                          9.400%       due  02/01/21              500             650
                                                          9.500%       due  11/15/30            2,370           3,178
Kingdom of Sweden
                                                         10.250%       due  11/01/15              500             665
Providence of Newfoundland
                                                          9.000%       due  06/01/19              500             620
Province of Nova Scotia
                                                          9.375%       due  07/15/02            1,000           1,115
Province of Ontario
                                                          6.125%       due  06/28/00               50              50
                                                          7.750%       due  06/04/02              200             213
                                                          7.625%       due  06/22/04            1,000           1,079
                                                          7.000%       due  08/04/05            1,000           1,054
Province of Quebec
                                                          5.960%       due  06/21/99(d)        50,000          50,201
                                                          7.500%       due  07/15/02            6,000           6,275
Republic of Argentina
                                                          5.719%       due  04/01/00(d)        21,611          21,140
                                                          5.615%       due  04/01/01(d)        15,365          14,805
                                                          6.688%       due  03/31/05(d)       369,408         340,778
                                                          8.726%       due  04/10/05(d)$       25,600          25,600
Republic of Philippines
                                                          6.656%       due  01/05/05(d)         7,467           7,065
Republic of Poland
                                                          6.688%       due  10/27/24(d)        35,000          34,346
Total Sovereign Issues                                                                                        543,328
(Cost $502,717)

FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 2.3%

Foreign Currency-Denominated Issues 2.3%
City of Montreal
                                                         11.500%       due  09/20/00       C$   7,000           5,611
Commonwealth of Australia
                                                          8.750%       due  01/15/01   A    $   4,235           3,069
                                                          9.750%       due  03/15/02            3,665           2,811
                                                         10.000%       due  10/15/02            6,940           5,450
                                                         10.000%       due  02/15/06            1,600           1,349
                                                         10.000%       due  10/15/07           98,000          84,937
Commonwealth of Canada
                                                          6.500%       due  06/01/04   C$       1,000             750
                                                          4.250%       due  12/01/26 (h)      120,542          87,938
Commonwealth of New Zealand
                                                          6.500%       due  02/15/00   N$     160,000          86,289
                                                          8.000%       due  02/15/01            8,890           4,949
                                                         10.000%       due  03/15/02          107,500          64,334
                                                          8.000%       due  04/15/04            7,000           3,996
                                                          4.500%       due  02/15/16  (h)      23,000          12,119
Petroleos Mexicanos
                                                          7.750%       due  09/30/98  FF        5,000             818
Province of Saskatchewan
                                                          9.125%       due  02/15/21  C$        3,000           3,866
Republic of Argentina
                                                          2.976%       due  04/01/01 (d)AP     45,927          43,164
Reynolds, R.J.
                                                          6.875%       due  11/22/00 DM        9,500            5,271
Total Foreign Currency-Denominated Issues                                                                     416,721
(Cost $455,678)



PREFERRED STOCK 0.4%

                                                                                                     Shares
Banco Bilbao Vizcaya International                                                                    266,217           7,288
Barclays Bank                                                                                         215,500           6,182
California Federal Bank                                                                                50,000           5,669
Sanwa International                                                                             7,494,000,000          55,428
Time Warner, Inc.                                                                                           0               1
Unocal Capital Trust                                                                                      402              22
Total Preferred Stock                                                                                                  74,590
(Cost $77,347)

SHORT-TERM INSTRUMENTS 18.1%

                                                                                                         Principal
                                                                                                         Amount
                                                                                                         (000s)
Certificates of Deposit 5.5%
Bank of Tokyo
                                                          6.010%       due  05/11/98                         55,000       55,000
                                                          6.040%       due  05/11/98                         95,000       94,991
                                                          6.050%       due  05/13/98                          5,000        5,000
                                                          6.470%       due  06/18/98                         20,000       20,000
Bankers Trust
                                                          5.900%       due  07/07/98                         120,000      119,953
                                                          5.900%       due  07/14/98                          39,500       39,500
                                                          5.970%       due  08/28/98                          10,000        9,996
Deutsche Bank
                                                          5.930%       due  06/16/98                         250,000      250,000
                                                          5.950%       due  06/16/98                          10,000       10,000
Landesbank Hessen-Thueringen
                                                          5.930%       due  06/30/98                         210,000      210,000
Sanwa Bank Limited
                                                          6.160%       due  05/11/98                         155,000      155,000
                                                          6.530%       due  06/22/98                          30,000       30,042
                                                                                                                          999,482
Commercial Paper 9.7%
Abbott Laboratories
                                                          5.500%       due  04/21/98                           5,000        4,985
                                                          5.520%       due  04/21/98                             900          897
American Express Credit
                                                          5.540%       due  04/03/98                          15,000       14,995
                                                          5.520%       due  04/15/98                           3,400        3,393
                                                          5.520%       due  04/27/98                           1,700        1,693
AT&T Capital Corp.
                                                          5.856%       due  05/05/98                          16,000       15,912
                                                          5.875%       due  05/05/98                           3,000        2,983
                                                          5.900%       due  06/05/98                          30,000       29,697
Australian Wheat Board
                                                          5.460%       due  04/06/98                           9,600        9,593
                                                          5.450%       due  04/23/98                           2,200        2,193
                                                          5.530%       due  04/23/98                             100          100
BellSouth Telecommunications, Inc.
                                                          5.510%       due  04/22/98                             100          100
                                                          5.520%       due  04/28/98                             400          398
                                                          5.490%       due  05/08/98                          11,800       11,733
Caisse d'Amortissement
                                                          5.520%       due  04/27/98                           1,700        1,693
                                                          5.510%       due  05/04/98                           1,300        1,293
                                                          5.560%       due  06/12/98                          70,000       69,217
                                                          5.640%       due  06/12/98                          30,000       29,665
Campbell Soup Co.
                                                          5.500%       due  05/01/98                           1,600        1,593
                                                          5.540%       due  06/12/98                          50,000       49,441
E.I. Du Pont de Nemours
                                                          5.510%       due  04/06/98                           2,800        2,798
                                                          5.510%       due  04/07/98                          22,500       22,479
                                                          5.440%       due  04/09/98                           7,500        7,491
                                                          5.540%       due  04/28/98                          12,600       12,548
                                                          5.530%       due  05/04/98                          18,300       18,207
                                                          5.520%       due  06/03/98                          50,000       49,510
                                                          5.530%       due  06/05/98                          50,000       49,495
Emerson Electric Co.
                                                          5.510%       due  04/27/98                           1,000          996
                                                          5.500%       due  04/30/98                           7,900        7,865
Export Development Corp.
                                                          5.430%       due  04/09/98                           8,800        8,789
                                                          5.520%       due  04/22/98                           2,000        1,994
Federal Farm Credit Bank
                                                          5.500%       due  04/02/98                           5,300        5,299
Federal Home Loan Mortgage Corp.
                                                          5.485%       due  04/21/98                          15,300       15,253
                                                          5.510%       due  04/23/98                             100          100
Federal National Mortgage Assn.
                                                          5.490%       due  04/30/98                           7,000        6,969
Florida Power Corp.
                                                          5.520%       due  04/21/98                           3,600        3,589
                                                          5.500%       due  06/09/98                           1,200        1,187
Ford Motor Credit Corp.
                                                          5.550%       due  04/03/98                          10,300       10,297
                                                          5.480%       due  04/06/98                           6,000        5,995
                                                          5.520%       due  04/08/98                          90,200       90,103
                                                          5.480%       due  04/09/98                           3,000        2,996
                                                          5.540%       due  04/16/98                           2,200        2,195
General Electric Capital Corp.
                                                          5.560%       due  04/03/98                           4,100        4,099
                                                          5.550%       due  04/06/98                          65,000       64,950
                                                          5.470%       due  04/08/98                          72,900       72,822
                                                          5.520%       due  04/09/98                           9,000        8,989
                                                          5.550%       due  04/16/98                           5,700        5,687
                                                          5.470%       due  04/20/98                           1,600        1,595
                                                          5.530%       due  04/28/98                          20,000       19,917
                                                          5.520%       due  06/05/98                             500          495
                                                          5.560%       due  06/09/98                         128,000      126,628
                                                          5.560%       due  06/11/98                          70,000       69,229
                                                          5.660%       due  06/11/98                          14,000       13,846
General Motors Acceptance Corp.
                                                          5.530%       due  04/08/98                          23,000       22,975
                                                          5.570%       due  04/08/98                          36,300       36,261
                                                          5.580%       due  04/24/98                           1,200        1,196
                                                          5.540%       due  04/29/98                           2,000        1,991
                                                          5.580%       due  06/10/98                          82,000       81,109
IBM Credit Corp.
                                                          5.490%       due  04/08/98                             500          499
                                                          5.530%       due  04/16/98                           7,100        7,084
Kellogg Co.
                                                          5.530%       due  04/17/98                             200          200
KFW International Finance, Inc.
                                                          5.520%       due  04/03/98                             100          100
                                                          5.510%       due  04/07/98                          25,000       24,977
                                                          5.520%       due  04/16/98                             100          100
                                                          5.530%       due  04/16/98                             700          698
                                                          5.530%       due  05/05/98                          80,000       79,582
Kingdom of Sweden
                                                          5.410%       due  04/02/98                           7,450        7,449
Motorola, Inc.
                                                          5.490%       due  05/11/98                           4,500        4,473
                                                          5.490%       due  05/12/98                             100           99
National Rural Utilities Cooperative
                                                          5.460%       due  04/07/98                           1,300        1,299
                                                          5.430%       due  04/09/98                          28,800       28,765
                                                          5.490%       due  05/07/98                             600          597
                                                          5.500%       due  05/21/98                             600          595
                                                          5.500%       due  06/11/98                           1,000          989
                                                          5.510%       due  06/12/98                           1,300        1,285
                                                          5.480%       due  06/16/98                           1,700        1,680
                                                          5.500%       due  06/16/98                           2,000        1,976
                                                          5.500%       due  07/10/98                          49,000       48,251
New Center Asset Trust
                                                          5.490%       due  04/07/98                          79,000       78,928
                                                          5.450%       due  04/08/98                          42,800       42,755
                                                          5.540%       due  04/09/98                           3,000        2,996
                                                          5.530%       due  04/22/98                           6,500        6,479
                                                          5.570%       due  05/13/98                           3,900        3,875
                                                          5.530%       due  05/20/98                          30,000       29,774
Oesterreichische
                                                          5.500%       due  04/20/98                           1,000          997
                                                          5.570%       due  04/22/98                          15,000       14,951
Ontario Hydro
                                                          5.520%       due  04/06/98                          16,000       15,988
                                                          5.500%       due  05/21/98                           9,000        8,931
Pfizer, Inc.
                                                          5.500%       due  05/08/98                          50,000       49,717
Procter & Gamble Co.
                                                          5.510%       due  04/14/98                           3,100        3,094
                                                          5.500%       due  04/15/98                           3,000        2,994
                                                          5.510%       due  05/14/98                          59,800       59,406
Shell Oil Co.
                                                          5.490%       due  04/29/98                           1,600        1,593
                                                          5.540%       due  04/29/98                          50,000       49,785
Southwestern Public Service Co.
                                                          5.530%       due  05/08/98                             800          795
TCI Communications, Inc.
                                                          6.062%       due  05/08/98                          50,000       49,688
Wisconsin Electric Power & Light
                                                          5.500%       due  04/10/98                             700          699
Wool International
                                                          5.490%       due  05/29/98                           5,000        4,956
                                                                                                                        1,748,617
Repurchase Agreements 2.4%
State Street Bank
                                                          5.000%       due  04/01/98                          32,569       32,569
(Dated 03/31/98. Collateralized by U.S. Treasury
Note 6.125% 05/15/98 valued at $33,221,025.
Repurchase proceeds are $32,573,523.)

Daiwa Securities America
                                                          5.800%       due  04/01/98                         288,000      288,000
(Dated 03/31/98. Collateralized by U.S. Treasury Note 6.250%
04/30/01 valued at $29,012,296. and U.S. Treasury Note 6.000%
06/30/99 valued at $51,805,740 and U.S. Treasury Note 5.625%
12/31/99 valued at $99,601,867. Repurchase proceeds are
$180,419,903.)

First Boston
                                                                     5.800%       due  04/01/98              106,300      106,300
(Dated 03/31/98. Collateralized by U.S. Treasury Note 6.375%
 05/15/99 valued at $213,726,584.  Repurchase proceeds are
$213,943,623.)

                                                                                                                          426,869
U.S. Treasury Bills (b)(g) 0.5%
                                                                     5.040%       due  04/16/98-12/10/98     95,715        94,667
Total Short-Term Instruments                                                                                            3,269,635
(Cost $3,269,580)

Total Investments (a) 120.2%                                                                                           $21,746,274
(Cost $21,634,433)

Written Options (e) (0.0%)                                                                                                 (1,459)
(Premiums $3,653)

Other Assets and Liabilities (Net) (20.2%)                                                                             (3,653,104)

Net Assets  100.0%                                                                                                     $18,091,711

Notes to Schedule of Investments (amounts in thousands):

(a)  At March 31, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal
income tax purposes was as follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                                                              $204,637

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                                                             (94,860)

Unrealized appreciation-net                                                                                            $109,777

(b) Securities with an aggregate market value of $94,667
have been segregated with the custodian to cover margin
requirements for the following open future contracts at
March 31, 1998:                                                                                         Contracts      Unrealized
                                                                                                                    (Depreciation)
Eurodollar June Futures (06/98)                                                                           240          $ (108)
U.S. Treasury 2 Year Note (06/98)                                                                          28              (3)
U.S. Treasury 5 Year Note (06/98)                                                                       6,455          (1,565)
U.S. Treasury 10 Year Note (06/98)                                                                     30,605            (124)
U.S. Treasury 30 Year Bond (06/98)                                                                     24,388          (1,645)
United Kingdom 90 Day Libor (06/98)                                                                     5,772          (1,410)
                                                                                                                     $ (4,855)
(c) Foreign forward currency contracts outstanding at March 31, 1998:
Type                                            Principal Amount Covered       Expiration     Unrealized Appreciation/
                                                by Contract                      Month         (Depreciation)
Buy                                            C$         55,203                 04/98             $ 343
Sell                                                     192,964                 06/98             (334)
Buy                                            DM          5,724                 05/98              (70)
Sell                                                      14,199                 05/98              162
Buy                                            BP         18,789                 04/98              (34)
Sell                                                      38,587                 04/98             (923)
Sell                                           JY      7,507,000                 06/98             2,584
Sell                                           N$         22,362                 04/98               293
                                                                                                 $ 2,021

(d) Variable Rate Security.  The rate listed is as of March 31, 1998.

(e) Premiums received on Written Options:
                                                                                                                 Market
Type                                                                                    Par    Premiums           Value

Call - CBOT U.S. Treasury 30 Year Bond (06/98)
   Strike @ 130.00  Exp. 05/16/98                                                   $ 2,300      $  959            $ 36

Put - CME Eurodollar June Futures (06/98)
   Strike @ 94.00  Exp.  06/15/98                                                     2,500         370              38

Call - CBOT U.S. Treasury 30 Year Bond (09/98)
   Strike @ 132.00  Exp.  08/22/98                                                    6,000       1,187             656

Call - OTC Sanwa Communications
   Strike @ 1,270.00  Exp. 02/26/99                                                     465       1,137             729



                                                                                                 $ 3,653         $ 1,459

(f) Principal amount denoted in indicated currency:

                                                                     A$    Australian Dollar
                                                                     AP    Argentine Peso
                                                                     BP    British Pound
                                                                     CS    Canadian Dollar
                                                                     DM    German Mark
                                                                     FF    French Franc
                                                                     JY    Japanese Yen
                                                                     N$    New Zealand Dollar

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Swap agreements outstanding at March 31, 1998:
                                                                                           Fixed Notional         Unrealized
Type                                                                                     Rate (%) Amount         Appreciation

Receive the 10-year Swap Spread and pay a fixed rate. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Merrill Lynch
Exp. 04/11/02                                                                            .3625    $125,000           $ 719

Broker: Merrill Lynch
Exp. 04/11/02                                                                            .3650     187,500           1,060

Broker: Merrill Lynch
Exp. 04/18/02                                                                            .3700      88,000             480

Broker: Merrill Lynch
Exp. 04/23/02                                                                            .3700     131,000             714

Broker: Merrill Lynch
Exp. 05/02/02                                                                            .3700     120,000             654

Broker: Merrill Lynch
Exp. 05/30/02                                                                            .3700     230,000           1,254

Broker: Merrill Lynch
Exp. 06/05/02                                                                            .3575     193,000           1,149

Broker: Deutsche Bank AG New York
Exp. 06/06/02                                                                            .3650     100,000             565

Broker: J.P. Morgan
Exp. 11/28/02                                                                            .4600     59,400              108
                                                                                                                   --------
                                                                                                                   $ 6,703


                                                                                                  Notional      Unrealized
Type                                                                                                Amount    Appreciation

Receive fixed rate equal to 6.405% and
pay floating rate based on 6 month A$-LIBOR

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                                                                  A$     137,000       $ 2,189

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.34%

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                                                                    JY 24,500,000        (2,712)
                                                                                                                 $      (523)

(k) Restricted security.

Statement of Assets and Liabilities
September 30, 1998 (Unaudited)

Amounts in thousands, except per share amounts             Total Return Fund

Assets:
Investments, at value                                      $ 27,642,164
Cash and foreign currency                                        38,121
Receivable for investments and foreign currency sold             41,842
Receivable for Fund shares sold                                  84,686
Variation margin receivable                                      66,083
Interest and dividends receivable                               231,555
                                                             28,104,451
Liabilities:
Payable for investments and foreign currency purchased     $  5,368,211
Written options outstanding                                      51,236
Payable for Fund shares redeemed                                260,212
Dividends payable                                                23,550
Accrued investment advisor's fee                                  4,684
Accrued administrator's fee                                       3,668
Accrued distribution fee                                            729
Accrued servicing fee                                               336
Other liabilities                                                25,762
                                                              5,738,388

Net Assets                                                   22,366,063

Net Assets Consist of:
Paid in capital                                            $ 21,160,678
Undistributed net investment income                             111,594
Accumulated undistributed net realized gain                     609,836
Net unrealized appreciation                                     483,955
                                                           $ 22,366,063

Net Assets:
Administrative Class                                          1,107,029
Other Classes                                                21,259,034

Shares Issued and Outstanding:
Administrative Class                                             99,831

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Administrative Class                                       $      11.09

Cost of Investments Owned                                  $ 27,332,479
Cost of Foreign Currency Held                              $     37,146

Statement of Changes in Net Assets

Amounts in thousands                                  Total Return Fund
                                          Six Months Ended           Year Ended
                                         September 30, 1998       March 31, 1998
Increase in Net Assets from:                  (Unaudited)

Operations

Net investment income                       $    615,795      $    920,708
Net realized gain                                569,687           644,154
Net change in unrealized appreciation            358,711           196,253
Net increase resulting from operations         1,544,193         1,761,115

Distributions to Shareholders:
From net investment income
  Administrative Class                           (20,852)          (15,470)
  Other Classes                                 (595,109)         (879,960)
In excess of net investment income
  Administrative Class                                 0              (425)
  Other Classes                                        0           (24,171)
From net realized capital gains
  Administrative Class                                 0            (8,344)
  Other Classes                                        0          (395,828)
Total Distributions                             (615,961)       (1,324,198)

Fund Share Transactions

Receipts for shares sold
  Administrative Class                           684,843           420,992
  Other Classes                                4,877,641         6,791,267
Issued as reinvestment of distributions
  Administrative Class                            18,065            23,828
  Other Classes                                  472,304         1,078,056
Cost of shares redeemed
  Administrative Class                          (118,050)         (117,585)
  Other Classes                               (2,588,683)       (3,740,470)
Net increase resulting from Fund share         3,346,120         4,456,088
transactions

Total Increase in Net Assets                   4,274,352         4,893,005

Net Assets
Beginning of period                           18,091,711        13,198,706
End of period *                             $ 22,366,063      $ 18,091,711

*Including net undistributed investment
income of:                                  $    111,594      $    111,760

Statement of Operations
For the six months ended September 30, 1998 (Unaudited)

Amounts in thousands                                           Total Return Fund

Investment Income:
Interest                                                          $ 664,267
Dividends                                                             1,887
   Total Income                                                     666,154

Expenses:
Investment advisory fees                                             25,346
Administration fees                                                  19,734
Distribution and/or servicing fees - Administrative Class               899
Distribution and/or servicing fees - Other Classes                    4,279
Trustees' fees                                                           77
Reorganization costs                                                      0
Miscellaneous                                                            24
   Total Expenses                                                    50,359

Net Investment Income (Loss)                                        615,795

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                     64,756
Net realized gain on futures contracts and written options          462,352
Net realized gain on foreign currency transactions                   42,579
Net change in unrealized appreciation on investments                166,622
Net change in unrealized appreciation on futures contracts and
written options                                                     208,283
Net change in unrealized (depreciation) on translation of assets
and liabilities denominated in foreign currenties                   (16,194)
   Net Gain                                                         928,398

Net Increase in Assets Resulting from Operations                   1,544,193

Financial Highlights

Selected Per Share Data for the Year or Period Ended:        9/30/98 (b)     3/31/98        3/31/97      3/31/96  09/07/97-03/31/95
      Net asset value beginning of period                      $ 10.62      $  10.27      $  10.29      $ 10.01             $ 10.00
      Net investment income                                       0.31(a)       0.61(a)       0.66(a)      0.80                0.31
      Net realized and unrealized gain (loss)                     0.48(a)       0.63(a)      (0.02)(a)     0.29                0.06
      Total income from investment operations                     0.79          1.24          0.64         1.09                0.37
      Dividends from net investment income                       (0.32)        (0.60)        (0.64)       (0.60)              (0.32)
      Dividends in excess of net investment income                0.00         (0.02)        (0.02)       (0.09)              (0.03)
      Distributions from net realized capital gains               0.00         (0.27)         0.00        (0.12)               0.00
      Distributions in excess of net realized capital gains       0.00          0.00          0.00         0.00                0.00
      Tax basis return of capital                                 0.00          0.00          0.00         0.00               (0.01)
      Total distributions                                        (0.32)        (0.89)        (0.66)       (0.81)              (0.36)
      Net asset value end of period                      $       11.09      $  10.62   $     10.27      $ 10.29   $           10.01
      Total return (%)                                            7.54         12.36          6.34        10.99                3.76
      Net assets end of period (000?)                    $   1,107,029     $ 481,730   $   151,194      104,618   $           9,037
      Ratio of expenses to average net assets (%)                 0.68+         0.68          0.68         0.68                0.66+
      Ratio of net investment income to average net assets (%)    5.83+         5.74          6.35         6.64                6.54+
      Portfolio turnover rate (%)                                  103           206           173          221                  98

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited

Notes to Financial Statements

September 30, 1998 (Unaudited)

1.  Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 25 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Total Return Fund. Certain detailed financial information for the
Institutional, A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counter-party to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in payable for investments and foreign currency
purchased   is  the  amounts  of   $958,768,306   related  to  these   financing
transactions.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Fund is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund.

Administration Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Administrative Class and Institutional Class is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during 1998.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust pays PFD distribution and servicing fees at rates as agreed to by each share class out of each respective A, B, C and D Classes' net assets.

     PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Fund of the Trust according to their respective net assets.

4.  Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1998 were as follows (amounts in thousands):

               U.S. Government/Agency                          All Other
                    Purchases            Sales        Purchases          Sales
                   $21,070,030        $17,926,804    $8,892,839      $2,123,781

5.   Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amount in thousands):

Balance at 03/3     $ 3,653
Sales                17,788
Closing Buys              0
Expirations          (5,423)
Exercosed              (770)
Balance at 9/30/98  $15,248

6.   Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amount in thousands):

                                                             Total Return Refund
                                      Six Months Ended 9/30/98             Year Ended 3/31/98
Receipts for shares sold                 Shares           Amount         Shares     Amount
  Administrative Class                   63,758        $  684,843        39,423   $  420,992
  Other Classes                         454,870         4,877,641       638,154    6,791,267
Shares issued in reorganization
  Administrative Class                        0                 0             0            0
  Other Classes                               0                 0             0            0
Issued as reinvestment of distributions
  Administrative Class                    1,676            18,065         2,241       23,828
  Other Classes                          43,860           472,304       101,472    1,078,056
  Cost of shares redeemed
  Administrative Class                  (10,977)         (118,050)      (11,009)    (117,585)
  Other Classes                        (240,267)       (2,588,683)     (351,155)  (3,740,470)
  Net increase resulting from Fund      312,920       $ 3,346,120       419,126    4,456,088
  Share transactions

7.   Federal Income Tax Matters

As of March 31, 1998, the Fund had remaining capital loss carryforwards of approximately $988,000 that was acquired in prior years which expire on March 31, 2004. Use of the acquired capital loss carryforwards may be limited under current tax laws.

The Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

Schedule of Investments

Total Return Fund

September 30, 1998 (Unaudited)


                                                                    Principal
                                                                      Amount             Value
                                                                      (000s)            (000s)
CORPORATE BONDS & NOTES  39.7%
Banking & Finance 27.1%
Abbey National PLC
                          6.700% due  06/29/49                       $ 5,000         $ 5,168
Abbey National Treasury
Service
                          6.625% due  05/23/01                           240             251
ABN-AMRO Bank NV
                          7.250% due  05/31/05                           150             161
Aetna, Inc.
                          7.250% due  08/15/23                            50              50
Ahmanson (H.F.) & Co.
                          7.650% due  04/15/00                           175             181
Allstate Corp.
                          6.750% due  05/15/18                           280             285
                          6.900% due  05/15/38                        60,400          61,328
American Express Credit
                          8.500% due  08/15/01                           350             381
                          6.800% due  12/15/03                         1,500           1,565
American General Finance
                          7.250% due  04/15/00                           500             514
                          5.875% due  07/01/00                            75              76
                          6.250% due  12/18/02                         1,080           1,114
AON Capital Trust 'A'
                          8.205% due  01/01/27                           725             805
Associates Corp. of North
America
                          7.250% due  09/01/99                           285             290
                          6.750% due  10/15/99                            90              91
                          7.850% due  10/20/99                           500             513
                          8.250% due  12/01/99                           200             207
                          7.250% due  12/17/99                           660             676
                          7.470% due  03/27/00                         1,000           1,034
                          6.000% due  06/15/00                         2,634           2,666
                          6.310% due  06/16/00                           500             510
                          6.250% due  09/15/00                           200             204
                          6.625% due  05/15/01                           300             310
                          7.000% due  07/23/01                           500             522
                          5.788% due  08/27/01            (d)          2,000           2,005
                          6.450% due  10/15/01                        23,600          24,441
                          7.500% due  04/15/02                           185             198
                          6.500% due  07/15/02                           750             782
                          6.000% due  07/15/05                        60,365          62,231
AT&T Capital Corp.
                          6.020% due  12/04/98                        20,200          20,212
                          6.250% due  12/08/98            (d)          4,700           4,705
                          5.936% due  01/15/99            (d)         14,500          14,527
                          6.390% due  01/22/99                         9,600           9,625
                          5.610% due  02/01/99                        11,000          11,003
                          5.950% due  02/16/99                       140,850         141,068
                          6.120% due  02/26/99                        20,000          20,045
                          6.061% due  04/01/99            (d)        175,500         175,509
                          6.410% due  08/13/99                         4,000           4,026
                          6.580% due  09/03/99                           500             505
                          5.982% due  09/20/99            (d)          9,000           9,002
                          6.160% due  12/03/99                         1,000           1,006
                          6.060% due  03/21/00            (d)         31,100          31,108
AVCO Financial Services
                          6.350% due  09/15/00                           100             102
                          7.375% due  08/15/01                           300             318
Banco Latino Americano SA
                          6.310% due  10/18/99                           850             860
Banco Nacional de
Comercio Exterior
                          8.000% due  04/14/00                         4,600           4,145
Banco Nacional de Obra y
Servicios
                          6.875% due  10/01/98                         5,000           5,000
Banesto Delaware
                          8.250% due  07/28/02                        28,900          31,984
BankAmerica Corp.
                          6.119% due  11/01/99            (d)          3,000           3,014
                          5.708% due  03/05/01            (d)         36,000          36,117
                          5.758% due  02/20/02            (d)         35,180          35,114
                          7.750% due  07/15/02                            60              65
                          7.200% due  09/15/02                           400             426
                          7.500% due  10/15/02                         1,000           1,077
                          6.850% due  03/01/03                            50              53
                          6.875% due  06/01/03                           100             106
                          8.375% due  05/01/07                             3               3
Bankers Trust
                          6.750% due  10/03/01                           500             517
                          8.125% due  05/15/02                           300             325
                          5.769% due  07/03/02            (d)         10,000           9,980
                          7.125% due  07/31/02                           150             158
                          5.788% due  05/11/03            (d)         82,800          82,946
                          8.625% due  04/01/18                           100             102
Banponce Corp.
                          6.164% due  12/15/99                         5,000           5,038
Bear Stearns
                          5.600% due  01/14/99            (d)          5,000           5,001
                          5.410% due  03/09/99            (d)         13,000          13,018
                          5.856% due  09/10/99            (d)         25,000          25,037
                          7.625% due  09/15/99                           300             306
                          5.600% due  06/12/00            (d)          8,700           8,699
                          5.830% due  06/20/00            (d)          7,700           7,696
                          6.750% due  08/15/00                            50              51
                          5.350% due  08/25/00            (d)          1,400           1,399
                          5.630% due  08/29/00            (d)         39,800          39,819
                          5.841% due  02/16/01            (d)          2,000           1,998
                          5.856% due  03/02/01            (d)          7,500           7,491
                          5.875% due  01/28/02            (d)         11,250          11,202
                          6.750% due  04/15/03                           105             109
                          5.906% due  07/22/03            (d)         19,000          19,031
                          8.750% due  03/15/04                            75              85
                          6.062% due  03/18/05            (d)         31,000          31,131
                          6.250% due  07/15/05                        25,000          25,401
Beneficial Corp.
                          9.600% due  10/16/98                           250             250
                          5.950% due  07/25/00                         5,000           5,045
                          5.798% due  11/27/00            (d)         90,000          90,040
                          5.830% due  01/09/01            (d)          9,000           9,016
                          5.806% due  01/09/02            (d)            500             501
                          5.858% due  01/23/02            (d)          5,000           4,998
                          5.878% due  03/01/02            (d)         40,000          40,104
BT Securities Corp.
                          5.989% due  08/16/99            (d)         10,000           9,990
Capital One Bank
                          6.830% due  08/16/99                           275             277
Caterpillar Financial
                          6.350% due  12/01/98                           125             125
                          5.738% due  06/08/00            (d)            500             500
                          5.741% due  05/29/01            (d)         10,000           9,988
Central Hispano Financial
 Services
                          6.187% due  04/29/05            (d)          5,000           5,012
Chase Manhattan Bank
                          5.875% due  08/04/99                           400             401
Chase Manhattan Corp.
                          8.500% due  02/15/02                           200             219
Chemical Banking Corp.
                          6.125% due  11/01/08                           400             407
Chrysler Financial Corp.
                          8.420% due  02/01/99                           695             701
                          5.650% due  02/04/99            (d)          9,000           9,008
                          6.350% due  06/22/99                         8,000           8,046
                          8.460% due  01/19/00                           700             730
                          6.250% due  03/06/00                        14,735          14,973
                          5.630% due  07/28/00            (d)            100             100
                          6.625% due  08/15/00                           300             308
                          5.860% due  01/16/01                           500             505
                          5.686% due  06/11/01            (d)          6,000           6,001
                          5.777% due  07/17/02            (d)         20,000          20,015
                          5.792% due  08/08/02            (d)         34,000          34,046
                          5.836% due  02/03/03            (d)         15,000          15,021
                          5.822% due  03/06/03            (d)          5,000           5,011
                          5.702% due  06/18/03            (d)         35,000          35,027
Chubb Capital Corp.
                          8.750% due  11/15/99                            80              82
                          6.875% due  02/01/03                           100             107
Cincinnati Financial
Corp.
                          6.900% due  05/15/28                        34,125          36,727
CIT Group, Inc.
                          6.200% due  10/20/00                           830             844
                          6.750% due  05/14/01                        30,000          31,026
Citicorp
                          9.750% due  08/01/99                         2,200           2,275
                          6.088% due  10/20/99            (d)         10,000          10,037
                          6.088% due  10/25/99            (d)         11,000          11,043
                          5.918% due  05/23/00            (d)         25,000          25,098
                          5.918% due  06/01/00            (d)          5,000           5,020
                          5.941% due  11/28/00            (d)          5,000           5,022
                          5.999% due  02/01/01            (d)         10,000          10,047
                          5.813% due  05/24/01            (d)         69,000          69,071
                          5.768% due  11/13/01            (d)         10,000          10,005
                          5.738% due  06/27/02            (d)         11,450          11,434
                          5.781% due  08/15/02            (d)         11,500          11,522
                          5.813% due  11/12/02            (d)         30,000          29,994
                          8.000% due  02/01/03                           250             273
                          7.125% due  09/01/05                           100             107
Comerica, Inc.
                          7.250% due  06/15/07                           200             221
Commercial Credit Co.
                          6.750% due  05/15/00                           100             102
                          6.000% due  06/15/00                           300             304
                          5.550% due  02/15/01                           300             303
                          8.250% due  11/01/01                         2,500           2,718
                          7.750% due  03/01/05                            50              56
Dean Witter Discover
                          5.592% due  03/02/99            (d)            100             100
                          6.750% due  08/15/00                           100             103
Deutsche Bank Financial
                          7.500% due  04/25/09                         3,000           3,406
Donaldson, Lufkin &
  Jenrette
                          5.938% due  09/18/02            (d)         13,600          13,621
                          6.170% due  07/15/03                        20,000          20,234
Dow Capital BV
                          7.125% due  01/15/03                           100             107
Edison Funding
                          6.400% due  12/17/98                        27,000          27,216
                          6.000% due  12/20/99                         5,000           5,061
Exxon Capital Corp.
                          7.450% due  12/15/01                           250             268
First Chicago
                          5.918% due  02/10/00            (d)         20,000          20,066
                          5.768% due  03/11/02            (d)         10,000          10,056
First Chicago Corp.
                          5.828% due  02/18/03            (d)         10,000           9,931
                          5.813% due  07/28/03            (d)             50              50
First Interstate Bancorp
                          8.875% due  01/01/09            (j)            192             203
First Union Corp.
                          6.375% due  01/15/09                           500             521
Fleet Financial Group
                          9.900% due  06/15/01                           200             223
Ford Holdings, Inc.
                          9.250% due  03/01/00                         9,190           9,686
Ford Motor Credit Corp.
                          5.480% due  11/09/98            (d)         17,580          17,583
                          8.000% due  01/15/99                           500             504
                          5.330% due  03/23/99            (d)          4,600           4,597
                          5.340% due  03/30/99            (d)         18,000          17,982
                          5.293% due  04/05/99            (d)          5,000           4,987
                          8.875% due  06/15/99                           100             102
                          7.750% due  10/01/99                            35              36
                          8.375% due  01/15/00                           195             202
                          6.950% due  05/15/00                         8,450           8,700
                          5.400% due  08/14/00            (d)         75,800          75,943
                          6.850% due  08/15/00                         1,500           1,541
                          7.020% due  10/10/00                        70,000          72,661
                          6.250% due  11/08/00                           750             765
                          5.907% due  03/05/01            (d)          5,000           5,020
                          5.803% due  04/10/01            (d)         10,850          10,851
                          7.020% due  06/07/01                         1,000           1,047
                          5.690% due  07/13/01            (d)         34,000          34,202
                          5.788% due  08/27/01            (d)         17,000          16,989
                          5.828% due  09/03/01            (d)         11,000          11,019
                          7.000% due  09/25/01                         1,125           1,179
                          5.776% due  10/15/01            (d)         10,000          10,013
                          5.813% due  01/17/02            (d)         53,945          53,720
                          8.200% due  02/15/02                        11,600          12,613
                          6.500% due  02/28/02                         1,560           1,615
                          5.847% due  04/29/02            (d)         42,000          42,012
                          7.320% due  05/23/02                        14,000          14,158
                          5.838% due  06/04/02            (d)          2,000           2,006
                          5.838% due  10/15/02            (d)          4,000           4,004
                          7.750% due  11/15/02                         5,000           5,436
                          5.828% due  02/03/03            (d)         30,000          30,058
                          5.788% due  02/13/03            (d)        100,000         100,181
                          5.813% due  02/13/03            (d)        190,985         191,316
                          6.125% due  04/28/03                           580             598
                          6.625% due  06/30/03                           575             605
                          5.888% due  06/02/04            (d)          1,500           1,504
                          8.250% due  02/23/05                         2,500           2,872
                          5.875% due  04/28/05            (d)         50,000          49,972
                          6.125% due  01/09/06                            25              26
                          7.700% due  05/15/97                           450             519
Fuji Bank
                          9.870% due  12/31/49            (d)         10,000           4,445
General Electric Capital
  Corp.
                          5.980% due  03/19/99                         1,500           1,505
                          8.375% due  03/01/01                           665             716
                          5.500% due  11/01/01                            50              50
                          8.300% due  09/20/09                           150             184
                          7.100% due  08/13/12                            35              41
General Motors Acceptance
  Corp.
                          5.330% due  03/16/99            (d)         13,000          13,029
                          8.625% due  06/15/99                           650             664
                          6.625% due  07/07/99                        10,000          10,083
                          7.375% due  09/09/99                         1,000           1,016
                          6.150% due  09/20/99                        20,300          20,480
                          8.000% due  10/01/99                        28,850          29,565
                          6.050% due  10/04/99                         2,550           2,572
                          6.375% due  10/12/99                         2,000           2,016
                          8.400% due  10/15/99                           360             371
                          6.250% due  10/18/99                         1,000           1,007
                          8.170% due  01/02/00                         1,244           1,282
                          8.625% due  01/10/00                         5,000           5,191
                          6.500% due  01/17/00                        46,110          46,612
                          7.000% due  03/01/00                           100             102
                          7.875% due  03/15/00                         5,650           5,841
                          6.650% due  05/05/00                         6,500           6,624
                          6.875% due  06/01/00                        10,250          10,493
                          7.500% due  06/09/00                         1,000           1,040
                          5.500% due  01/16/01                        15,000          15,069
                          8.625% due  01/18/01                        15,000          16,066
                          8.500% due  01/19/01                         3,675           3,946
                          5.800% due  04/09/01                         8,340           8,440
                          6.800% due  04/17/01                         4,800           4,993
                          5.950% due  04/20/01                        22,150          22,496
                          6.700% due  04/30/01                         3,000           3,101
                          7.125% due  05/01/01                        44,095          46,020
                          6.750% due  06/05/01                           880             912
                          5.708% due  10/22/01            (d)         25,000          24,971
                          9.625% due  12/15/01                           300             338
                          5.772% due  01/08/02            (d)          3,000           3,000
                          6.625% due  01/10/02                           500             522
                          6.750% due  02/07/02                         1,590           1,660
                          5.813% due  04/29/02            (d)        168,184         168,204
                          7.000% due  09/15/02                           250             265
                          6.625% due  10/01/02                         5,000           5,262
                          5.788% due  11/12/02            (d)         10,200          10,188
                          5.875% due  01/22/03                        30,500          31,110
                          6.750% due  03/15/03                        40,125          42,477
                          7.125% due  05/01/03                        36,000          38,577
                          5.788% due  08/18/03            (d)         31,990          31,997
                          5.550% due  09/15/03                        32,000          32,243
                          6.625% due  10/20/03                         2,000           2,109
                          8.950% due  07/02/09                        21,500          24,258
Goldman Sachs & Co.
                          5.748% due  07/31/00            (d)         26,000          26,016
                          5.845% due  11/21/00            (d)         10,000           9,979
                          5.909% due  11/24/00            (d)        108,000         108,304
                          6.200% due  12/15/00                         6,500           6,686
                          5.791% due  12/22/00            (d)         17,000          17,085
                          5.844% due  01/09/01            (d)        105,000         104,789
                          5.867% due  01/25/01            (d)         77,000          77,048
                          5.994% due  04/16/01            (d)         18,000          18,020
                          5.958% due  12/07/01            (d)         25,000          25,071
Goldman Sachs Mortgage
 Corp.
                          6.000% due  12/31/07            (j)         10,361          10,425
Great Western Bank
                          8.625% due  12/01/98                         6,000           6,029
Hartford Life
                          7.650% due  06/15/27                        15,000          16,310
Heller Financial, Inc.
                          6.250% due  01/15/99                       200,000         200,414
                          5.769% due  02/05/99            (d)         50,000          50,050
                          5.749% due  02/26/99            (d)         10,000          10,013
                          5.796% due  04/01/99            (d)         19,000          19,027
                          5.938% due  04/27/99            (d)         20,000          20,047
                          5.763% due  09/03/99            (d)          4,000           4,008
                          6.405% due  10/15/99                        10,000          10,130
                          5.808% due  12/01/99            (d)         25,000          25,106
                          6.520% due  12/06/99                         8,750           8,915
                          5.625% due  03/15/00                           200             200
                          6.500% due  05/15/00                        12,000          12,218
                          5.907% due  07/07/00            (d)         60,000          60,035
                          5.829% due  08/25/00            (d)          7,600           7,633
                          5.830% due  09/25/00            (d)         13,500          13,517
Hitachi Credit America
                          5.813% due  05/15/00                        25,000          25,048
                          5.969% due  07/07/00            (d)         40,000          40,071
Household Bank
                          5.847% due  09/26/01            (d)          9,000           9,011
                          5.875% due  10/22/03            (d)         15,000          14,908
Household Capital Trust
                          6.038% due  06/26/04            (d)          3,075           3,064
Household Finance Corp.
                          6.580% due  05/17/99                           165             166
                          5.869% due  11/01/01            (d)          5,000           5,001
                          5.816% due  05/07/02            (d)         40,850          40,493
                          5.938% due  06/24/03            (d)         35,000          35,072
                          5.948% due  06/24/03            (d)         31,000          31,063
Inter-American Development
  Bank
                          8.875% due  06/01/09                           200             259
International Lease
 Finance
                          5.750% due  12/15/99                            50              50
                          7.000% due  05/15/00                           500             513
                          6.420% due  09/11/00                           500             513
                          5.930% due  07/15/03                        14,000          14,365
J.P. Morgan & Co.
                          6.250% due  12/15/05                           200             203
Kimco Realty Corp.
                          6.500% due  10/01/03                           200             207
Korea Development Bank
                          5.875% due  12/01/98                            60              60
                          6.750% due  12/01/05                            55              38
                          7.250% due  05/15/06                            50              38
Korean Export-Import
  Bank
                          6.500% due  10/06/99                         7,000           6,622
LB Rheinland - PFALZ
                          5.000% due  02/23/28            (d)          3,400           3,555
Lehman Brothers, Inc.
                          5.750% due  11/15/98                         2,000           1,998
                          5.570% due  01/12/99            (d)            600             600
                          7.410% due  05/25/99                           500             503
                          5.040% due  09/01/99            (d)         10,000          10,000
                          7.140% due  09/24/99                        11,900          11,938
                          7.110% due  09/27/99                            20              20
                          6.710% due  10/12/99                         3,000           2,997
                          5.894% due  01/18/00            (d)         55,000          54,610
                          6.150% due  03/15/00                         7,700           7,635
                          6.007% due  04/03/00            (d)         30,000          30,023
                          6.525% due  07/27/00            (d)          8,000           7,949
                          5.540% due  08/11/00            (d)         30,000          29,264
                          6.106% due  09/26/00            (d)          5,000           5,011
                          6.066% due  11/06/00            (d)         18,610          18,641
                          6.277% due  12/01/00            (d)            500             503
                          5.877% due  02/27/01            (d)         49,000          47,371
                          5.893% due  06/01/01            (d)        100,000          96,035
                          6.461% due  08/28/02            (d)          6,500           6,486
                          5.987% due  09/03/02            (d)         14,000          14,028
Marine Midland Bank
                          5.813% due  12/20/00            (d)          3,700           3,739
MBNA Corp.
                          6.088% due  12/01/99            (d)         66,900          67,034
Mellon Bank Corp.
                          6.500% due  08/01/05                            75              79
Merrill Lynch & Co.
                          6.375% due  03/30/99                           400             402
                          8.250% due  11/15/99                           250             258
                          5.758% due  04/17/00            (d)          5,000           4,999
                          6.620% due  06/06/00                           500             510
                          6.450% due  06/20/00                           350             357
                          6.019% due  08/03/00            (d)          5,000           5,020
                          5.738% due  09/25/00            (d)          5,000           4,986
                          5.757% due  10/03/00            (d)         20,000          19,988
                          5.800% due  12/05/00            (d)         89,000          89,127
                          6.500% due  04/01/01                           400             412
                          5.798% due  05/08/01                        54,900          54,755
                          5.888% due  05/30/01            (d)          3,800           3,810
                          5.758% due  06/04/01            (d)         30,000          30,053
                          5.758% due  11/01/01            (d)         30,000          30,021
                          5.768% due  11/09/01            (d)         10,000           9,967
                          5.756% due  01/15/02            (d)         17,000          16,932
                          8.300% due  11/01/02                           200             222
                          6.875% due  03/01/03                           140             149
                          5.838% due  06/24/03            (d)         22,000          22,066
                          5.849% due  10/01/03            (d)          5,000           5,008
                          7.000% due  03/15/06                         1,500           1,617
                          7.000% due  04/27/08                           100             109
MIC Financing Trust
                          8.375% due  02/01/27                        36,000          39,101
Morgan Stanley Group,
  Inc.
                          6.375% due  12/15/03                           150             157
Morgan Stanley, Dean Witter, Discover and Co.
                          5.983% due  04/16/01            (d)         25,000          25,029
                          5.838% due  12/19/01            (d)         14,700          14,723
                          5.875% due  03/11/03            (d)         10,000          10,004
Nacional Financiera
                          8.000% due  06/19/00                         4,500           4,230
NationsBank Corp.
                          6.750% due  02/26/01                           500             518
                          7.000% due  09/15/01                         1,500           1,568
                          5.838% due  06/17/02            (d)         10,000           9,961
NCNB Corp.
                          7.750% due  08/01/02                           796             797
Norwest Corp.
                          5.750% due  11/16/98                           300             300
                          5.625% due  02/05/01                           400             404
Norwest Financial, Inc.
                          8.375% due  01/15/00                           125             126
                          7.000% due  01/15/03                           300             320
                          6.000% due  02/01/04                            50              52
Okobank
                          6.049% due  05/23/06            (d)         10,000           9,954
Paccar Financial Corp.
                          6.740% due  09/15/00                           250             258
PaineWebber
                          5.987% due  10/04/99            (d)          4,000           4,008
                          6.950% due  03/31/00                           120             123
                          7.000% due  03/01/00                           200             204
                          6.538% due  05/09/00            (d)          5,000           5,027
                          5.938% due  02/18/02            (d)          5,000           5,007
                          6.058% due  05/20/02            (d)          1,000           1,002
Pitney Bowes Credit
  Corp.
                          6.540% due  07/15/99                           400             404
PNC Bank Corp.
                          5.606% due  06/01/00            (d)        217,000         217,014
                          5.694% due  01/24/02            (d)         49,000          48,933
                          5.719% due  08/15/02            (d)          5,000           5,005
PNC Funding Corp.
                          6.875% due  03/01/03                           100             106
Popular, Inc.
                          6.715% due  06/06/00                        20,000          20,391
Prudential Insurance Co.
                          6.375% due  07/23/06                        15,000          15,585
Reliance Group Holdings
                          9.000% due  11/15/00                        19,000          19,595
                          9.750% due  11/15/03                        10,000          10,350
Residential Reinsurance
                          9.848% due  06/01/99            (d)         34,500          34,338
Salomon, Inc.
                          5.250% due  10/15/98                           400             400
                          5.975% due  11/19/98            (d)          3,000           3,003
                          6.220% due  11/19/98                        37,455          37,481
                          6.554% due  02/12/99            (d)          1,000           1,002
                          8.690% due  03/01/99                         2,270           2,299
                          5.582% due  04/05/99            (d)          5,500           5,503
                          7.000% due  05/15/99                        26,090          26,386
                          5.540% due  06/24/99            (d)          9,000           8,974
                          7.590% due  01/28/00                           150             154
                          6.500% due  03/01/00                        18,350          18,633
                          6.625% due  11/30/00                           235             242
                          6.650% due  07/15/01                           600             621
                          7.000% due  03/04/02                         5,000           5,270
                          6.025% due  05/16/02            (d)         19,000          19,042
Salomon, Smith Barney
  Holdings
                          7.980% due  03/01/00                        12,000          12,382
                          5.875% due  02/01/01                         4,000           4,032
                          3.650% due  02/14/02            (h)         17,492          17,000
Sears Roebuck Acceptance
                          6.000% due  03/20/03                       130,000         133,446
Security Pacific Corp.
                          6.000% due  05/01/00                           600             606
                         11.500% due  11/15/00                         4,000           4,482
Signet Bank Corp.
                          9.625% due  06/01/99                         6,500           6,669
Smith Barney Holdings
                          6.625% due  06/01/00                            95              97
Societe Generale
                          7.400% due  06/01/06                         1,500           1,613
Sparbanken Sverige AB
                          7.531% due  10/29/49            (d)         12,670          12,738
Sumitomo
                          9.400% due  12/29/49            (d)         18,250          15,357
Swedbank
                          7.664% due  10/29/49            (d)         12,000          12,161
Textron Financial Corp.
                          5.788% due  11/24/99            (d)         10,000          10,011
Tokai Capital Corp.
                          9.980% due  12/29/49            (d)         20,250          15,263
Toyota Motor Credit
  Corp.
                          5.388% due  02/15/02            (h)         40,000          38,954
Transamerica Financial
                          5.234% due  04/20/99            (d)            500             500
                          7.400% due  07/29/99                         2,000           2,035
Trinet Corp. Realty
  Trust
                          6.750% due  03/01/03                            45              46
Trizec Finance Limited
                         10.875% due  10/15/05                         2,489           2,651
U.S. Bancorp
                          5.782% due  01/16/02            (d)         49,000          48,998
Wachovia Bank
                          6.700% due  04/14/99                           500             503
Wachovia Corp.
                          7.000% due  12/15/99                           100             102
Wells Fargo & Co.
                          8.750% due  05/01/02                           100             111
Westdeutsche
                          6.750% due  06/15/05                         4,000           4,363
World Savings & Loan
                          9.900% due  07/01/00                           250             255
Xerox Corp.
                          7.010% due  04/30/99                           120             121
                                                                             ================
                                                                                   6,051,497             6051497
                                                                             ================


Industrials 8.5%
Albertson's, Inc.
                          6.375% due  06/01/00                           150             153
American Home Products
  Corp.
                          7.700% due  02/15/00                           300             311
Amerigas Partners LP
                         10.125% due  04/15/07                         1,730           1,702
AMR Corp.
                          8.050% due  03/05/99                         4,000           4,042
                          9.750% due  03/15/00                        10,760          11,442
                         10.610% due  01/11/01                         4,000           4,460
                         10.570% due  01/15/01                         3,000           3,330
                         10.590% due  01/31/01                         3,000           3,337
                         10.000% due  02/01/01                         2,000           2,190
                          9.400% due  05/08/01                         3,000           3,304
                          9.500% due  05/15/01                         2,250           2,489
                          9.130% due  10/25/01                         2,000           2,200
                          8.470% due  02/20/02                         2,000           2,200
                          8.500% due  02/26/02                         1,000           1,101
                         10.210% due  01/01/10                         6,500           8,323
Baxter International
                          9.500% due  06/15/08                           200             258
Bellat Racers
                          5.969% due  04/01/03            (d)         20,000          20,000
BOC Group PLC
                          5.875% due  01/29/01                           250             255
Boeing Co.
                          8.375% due  02/15/01                           150             161
                          6.350% due  06/15/03                           500             529
Boise Cascade Co.
                          9.900% due  03/15/00                           275             287
Building Materials Corp.
                          0.000% due  07/01/04            (i)         20,320          20,218
Canadian Pacific Limited
                          9.450% due  08/01/21                         2,750           3,680
Casino Magic Financial
                         11.500% due  10/15/01                         9,260           9,376
CBS, Inc.
                          7.625% due  01/01/02                           100             104
Cemex SA
                         10.750% due  11/05/99                         1,000             977
                         10.750% due  07/15/00                         5,000           4,806
                          8.500% due  08/31/00                        10,000           9,486
Centerior Fuel Corp.
                          9.540% due  08/02/99            (j)         10,000          10,416
                          9.750% due  08/02/00            (j)          8,000           8,665
Century Communications
  Corp.
                          9.500% due  08/15/00                         6,000           6,240
                          0.000% due  03/15/03                        10,515           7,453
CF Cable TV, Inc.
                          9.125% due  07/15/07                         1,600           1,801
Circus Circus
  Enterprises
                          6.750% due  07/15/03                         4,500           4,264
Coca-Cola Co.
                          6.375% due  08/01/01                           200             206
                          7.875% due  02/01/02                           600             650
Coltec Industries Rights
                          7.500% due  04/15/08                         4,400           4,186
Columbia HCA Healthcare
                          8.020% due  08/05/02                         3,880           3,921
                          8.130% due  08/04/03                         7,000           7,158
Continental Cablevision
                         11.000% due  06/01/07                         4,536           4,925
CSC Holdings, Inc
                          7.625% due  07/15/18                        20,000          19,463
Cumberland Farms
                         10.500% due  10/01/03                         3,000           2,955
Dayton Hudson Corp.
                         10.000% due  12/01/00                         1,000           1,098
Delta Air Lines
                         10.140% due  08/14/12                         1,000           1,331
Disney (Walt) Co.
                          6.375% due  03/30/01                           250             260
                          6.750% due  03/30/06                           100             110
E.I. Du Pont de Nemours
                          9.150% due  04/15/00                           100             106
                          6.000% due  12/01/01                           200             200
Eli Lilly & Co.
                          8.125% due  02/07/00                           387             402
Enron Corp.
                          5.849% due  11/18/99            (d)         35,000          35,036
Federal-Mogul Corp.
                          7.880% due  12/31/05                         3,886           3,878
                          7.940% due  12/31/05                         1,139           1,137

Ford Motor Co.
                          9.000% due  09/15/01                           880             975
                          6.625% due  10/01/28                       108,000         107,460
Fortune Brands
                          8.500% due  10/01/03                           500             578
Fred Meyer, Inc.
                          7.150% due  03/01/03                         6,000           6,002
                          7.375% due  03/01/05                        39,325          41,586
General Motors Acceptance
  Corp.
                          9.625% due  12/01/00                           225             246
                          7.100% due  03/15/06                           250             275
Gillette Co.
                          5.750% due  10/15/05                         1,500           1,549
Gulf Canada Resources
                          9.250% due  01/15/04                         7,250           7,408
                          9.625% due  07/01/05                         2,000           2,025
H.J. Heinz Co.
                          7.500% due  04/26/00                           150             156
Harris Chemical
                         10.250% due  07/15/01                        22,975          23,521
                         10.750% due  10/15/03                        42,420          44,117
Hollinger International
  Publishing
                          9.250% due  02/01/06                         3,000           3,098
IBM Corp.
                          5.732% due  11/01/99            (d)         35,000          34,956
                          7.250% due  11/01/02                           100             109
                          7.125% due  12/01/96                         2,500           2,826
Imperial Chemical
                          5.750% due  12/05/98            (d)        118,000         118,006
                          5.750% due  03/05/99            (d)         98,700          98,896
INDSPEC Chemical Corp.
                          0.000% due  12/01/03            (i)          5,500           5,693
Ingersoll-Rand Co.
                          6.255% due  02/15/01                           295             303
Intermedia Communications,
  Inc.
                          0.000% due  05/15/06            (i)          2,500           2,075
ISP Holdings, Inc.
                          9.750% due  02/15/02                         4,500           4,770
                          9.000% due  10/15/03                         5,000           5,213
ITT Corp.
                          6.250% due  11/15/00                            70              69
K-III Communications Co.
                          8.500% due  02/01/06                         4,000           4,060
Kellogg
                          5.750% due  02/02/01                        74,850          76,144
Langdell
                          9.978% due  07/30/99            (d)          9,800           9,751
Lenfest Communications
                          8.375% due  11/01/05                         5,000           5,263
Loyola University of
  Chicago
                          6.030% due  06/15/00            (d)         16,100          16,489
Mallinckrodt, Inc.
                          6.300% due  03/15/11            (d)         10,000          10,244
Mazda Manufacturing
  Corp.
                         10.500% due  07/01/08            (j)          1,980           2,648
Mobil Corp.
                          8.375% due  02/12/01                            40              43
Nabisco, Inc.
                          6.800% due  09/01/01                         3,000           3,060
                          6.125% due  02/01/33                        15,000          15,211
New York Times Co.
                          7.625% due  03/15/05                         1,000           1,136
News America Holdings
  Corp.
                          8.625% due  02/01/03                           750             833
News Corp Limited
                          0.000% due  06/15/99            (i)            900             845
Nike, Inc.
                          6.510% due  06/16/00                         1,000           1,031
Noranda, Inc.
                          7.000% due  07/15/05                         1,800           1,874
Owens Corning
                          7.000% due  05/15/00                           200             205
Pennzoil Co.
                          9.625% due  11/15/98                         5,000           5,193
Pepsico, Inc.
                          7.750% due  10/01/98                           800             800
                          7.625% due  11/01/98                         1,500           1,502
Petroleos Mexicanos
                         11.157% due  07/15/05            (d)         16,000          13,960

Philip Morris Cos.,
  Inc.
                          7.375% due  02/15/99                           115             116
                          8.625% due  03/01/99                           200             203
                          6.150% due  03/15/00                        20,000          20,269
                          7.250% due  09/15/01                            70              74
                          7.500% due  01/15/02                            50              53
                          6.800% due  12/01/03                        48,345          51,321
                          7.000% due  07/15/05                         1,125           1,205
                          7.200% due  02/01/07                        32,000          35,050
Procter & Gamble Co.
                          5.250% due  09/15/03                        35,000          35,610
Racers
                          6.156% due  01/11/99            (d)         79,000          78,951
                          7.709% due  04/28/03            (d)         30,000          25,350
RJR Nabisco
                          8.000% due  01/15/00                         6,777           6,810
                          7.625% due  09/01/00                         6,000           6,246
                          8.000% due  07/15/01                        35,630          36,426
                          8.625% due  12/01/02                         4,370           4,574
                          7.625% due  09/15/03                         9,000           8,938
                          8.750% due  04/15/04                        23,800          24,495
                          8.250% due  07/01/04                         2,000           1,917
                          8.750% due  07/15/07                        25,000          25,476
Rogers Cablesystems,
  Inc.
                         10.000% due  12/01/07                         5,000           5,525
Rogers Cantel Mobile
                          9.375% due  06/01/08                         2,750           2,805
Saferco
                          9.460% due  05/31/99            (j)          1,000           1,027
                          9.630% due  05/31/00            (j)          6,500           6,983
                          9.590% due  05/31/01            (j)          3,000           3,353
Sara Lee Corp.
                          6.300% due  11/07/05                           500             535
Sears Roebuck & Co.
                          7.960% due  02/18/99                           500             504
                          5.820% due  02/22/99                           125             125
                          6.800% due  05/07/01                           500             517
                          6.790% due  05/21/01                           500             520
                          9.400% due  08/02/01            (j)            250             277
Sears Roebuck Acceptance
                          5.856% due  06/27/00            (d)          5,000           5,006
                          7.110% due  06/19/01                         1,000           1,044
                          6.120% due  12/13/01                           260             267
                          6.950% due  05/15/02                           300             315
                          7.140% due  05/02/03                         5,000           5,348
                          6.560% due  11/20/03                         1,178           1,237
                          6.700% due  11/15/06                           500             530
Shell Oil Co.
                          7.250% due  02/15/02                            50              50
Smithfield Foods
                          7.625% due  02/15/08                         2,000           1,970
Smithkline Beecham
                          7.375% due  04/15/05                           150             169
Stone Container Corp.
                         11.875% due  12/01/98                         4,074           4,074
SUPERVALU, Inc.
                          6.500% due  10/06/00                           140             145
TCI Communications, Inc.
                          7.250% due  06/15/99            (d)          1,100           1,116
                          6.375% due  09/15/99                        39,175          39,501
                          6.090% due  02/02/00            (d)         50,000          50,051
                          5.945% due  09/11/00            (d)         47,000          46,924
                          6.656% due  12/20/00            (d)         10,000          10,026
                          6.375% due  05/01/03                         3,200           3,343
Telecommunications, Inc.
                          7.375% due  02/15/00                        12,000          12,343
                          8.250% due  01/15/03                        43,125          48,008
Telewest Communications
                          9.625% due  10/01/06                         5,000           5,050
Tenet Healthcare Corp.
                          7.625% due  06/01/08                        27,000          28,013
Time Warner, Inc.
                          6.100% due  12/30/01                         1,375           1,410
                          7.975% due  08/15/04                        31,803          35,654
                          8.110% due  08/15/06                        80,929          93,201
                          8.180% due  08/15/07                         2,400           2,810
                          7.250% due  09/01/08                           125             139
Transamerica Corp.
                          6.750% due  11/15/06                           500             534
Union Pacific Corp.
                          5.945% due  05/22/00            (d)         60,000          59,963

United Airlines
                          9.000% due  12/15/03                         1,000           1,156
USA Waste Services, Inc.
                          6.125% due  07/15/01                        22,000          22,507
USX Corp.
                          9.800% due  07/01/01                           300             334
Wal-Mart Stores, Inc.
                          9.100% due  07/15/00                           100             107
                          8.625% due  04/01/01                         1,050           1,144
Westvaco Corp.
                          9.650% due  03/01/02                           150             172
Williams Co.
                          5.909% due  01/30/00            (d)         23,000          23,051
WMX Technologies
                          6.000% due  11/02/98                        19,800          19,808
                          6.700% due  05/01/01                        10,000          10,323
                          7.000% due  10/15/06                           500             543
World Color Press, Inc.
                          9.125% due  03/15/03                         5,000           5,025
WorldCom, Inc.
                          9.375% due  01/15/04                        37,132          43,462
Xerox Corp.
                          7.040% due  04/30/99                           770             777
                          6.500% due  06/29/00                           280             287
                          5.750% due  07/21/00                           500             508
                          7.410% due  05/15/01                         1,000           1,054
                                                                             ================
                                                                                   1,902,540             1,902,540
                                                                             ================
Utilities 4.1%
AES Corp.
                         10.250% due  07/15/06                         4,500           4,680
Appalachian Power Co.
                          6.350% due  03/01/00                           500             509
AT&T Corp.
                          7.125% due  01/15/02                            75              80
                          7.000% due  05/15/05                           200             220
Baltimore Gas & Electric
                          6.125% due  07/01/03                           150             156
Beaver Valley Funding
  Corp.
                          8.250% due  06/01/03                           825             859
BellSouth Telecommunica-
  tions, Inc.
                          7.500% due  06/15/33                           185             206
Bridas Corp.
                         10.250% due  12/07/98                           430             433
California Energy
                          9.875% due  06/30/03                        14,000          15,474
                         10.250% due  01/15/04                        39,985          42,484
                          9.500% due  09/15/06                        10,040          11,144
Calpine Corp.
                          9.250% due  02/01/04                         4,150           4,171
                          7.875% due  04/01/08                         2,500           2,413
Central Maine Power Co.
                          6.250% due  11/01/98                         1,000           1,000
                          6.350% due  09/20/99                        30,000          30,116
Chesapeake & Potomac
  Telephone
                          8.000% due  10/15/29                         1,125           1,420
Cleveland Electric
  Illuminating Co.
                          8.150% due  11/30/98                         7,500           7,527
                          7.850% due  11/01/99                         6,000           6,132
                          9.500% due  05/15/05                        13,000          14,365
Cleveland Electric/Toledo
  Edison
                          7.190% due  07/01/00                        20,400          20,897
CMS Energy
                          7.375% due  11/15/00                        57,535          58,024
                          7.000% due  01/15/05                        18,000          18,130
Coastal Corp.
                          8.750% due  05/15/99                         4,300           4,377
Commonwealth Edison
                          6.500% due  04/15/00                         6,185           6,298
                          5.560% due  06/15/02            (d)          1,000           1,001
                          8.000% due  10/15/03                         7,550           7,654
                          8.125% due  01/15/07                        10,000          10,225
                          9.875% due  06/15/20                        11,700          14,234
Connecticut Light &
  Power
                          7.250% due  07/01/99                         4,485           4,486
                          5.750% due  07/01/00                         2,000           2,000
                          7.750% due  06/01/02                         5,000           5,248
                          8.590% due  06/05/03                        22,000          23,272
Consolidated Edison
                          7.600% due  01/15/00                           100             103
                          5.788% due  12/15/01            (d)         10,000           9,993

Consolidated Natural
  Gas Co.
                          5.875% due  10/01/98                           500             500
Detroit Edison Co.
                          6.450% due  04/01/99                        10,500          10,509
Duke Energy Corp.
                          8.000% due  11/01/99                            40              41
                          7.000% due  06/01/00                           700             722
                          6.750% due  08/01/25                            25              25
Eastern Edison Co.
                          7.780% due  07/30/02                         9,000           9,784
El Paso Electric Co.
                          7.250% due  02/01/99                        10,956          11,001
First PV Funding
                         10.150% due  01/15/16                         2,773           2,931
Gulf States Utilities
                          7.250% due  03/01/99                         6,200           6,226
Illinois Power
                          6.500% due  09/01/99                        12,050          12,162
Korea Electric Power
                          6.375% due  12/01/03                           170             121
Long Island Lighting Co.
                          7.300% due  07/15/99                        76,085          77,221
                          6.250% due  07/15/01                        13,645          14,089
                          8.900% due  07/15/19                        46,000          48,804
                          9.000% due  11/01/22                        15,000          17,633
Louisiana Power &
  Light Co.
                          7.740% due  07/01/02                         1,900           1,940
MCI Communications Corp.
                          6.250% due  03/23/99                           600             602
                          6.125% due  04/15/02                         1,250           1,293
National Power Corp.
                          9.625% due  05/15/28                        16,000          10,272
National Rural Utilities
  Cooperative
                          6.250% due  04/15/03                        50,000          51,748
New Jersey Bell Telephone
                          7.850% due  11/15/29                            70              88
New York Telephone Co.
                          6.250% due  02/15/04                           150             158
Niagara Mohawk Power
                          7.000% due  10/01/00                        25,000          25,307
                          7.125% due  07/01/01                        27,250          27,688
                          7.250% due  10/01/02                        10,000          10,199
                          7.375% due  07/01/03                        31,000          32,151
                          7.750% due  10/01/08                        25,200          26,925
North Atlantic Energy
                          9.050% due  06/01/02                         4,542           4,813
Northern Illinois Gas Co.
                          6.450% due  08/01/01                         1,450           1,487
Ohio Edison
                          6.875% due  09/15/99                         5,750           5,813
Pacific Gas & Electric
 Co.
                          7.670% due  12/15/98                           208             209
                          6.750% due  12/01/00                           709             709
Pacific Northwest Bell
                          4.375% due  09/01/02                            50              49
Pennsylvania Power &
  Light
                          6.000% due  06/01/00                           500             507
Philadelphia Electric
                          7.500% due  01/15/99                         5,000           5,028
                          5.625% due  11/01/01                        17,000          17,262
Public Service Electric
  & Gas
                          8.750% due  07/01/99                            90              92
                          7.625% due  02/01/00                           150             154
                          6.500% due  06/01/00                           500             510
                          6.125% due  08/01/02                         1,000           1,040
Queststar Pipeline
                          9.375% due  06/01/21                           200             238
Southwestern Bell
  Telephone Co .
                          6.125% due  03/01/00                            50              51
Sprint Corp.
                          8.125% due  07/15/02                        10,378          11,509
System Energy Resources
                          7.380% due  10/01/00                         5,000           5,165
                          7.710% due  08/01/01                        14,850          15,708
Tennessee Valley
  Authority
                          0.000% due  04/15/42            (i)            855             373

Texas Utilities Co.
                          6.250% due  01/31/00                         6,000           6,073
                          6.270% due  02/01/00                        11,000          11,164
                          5.958% due  04/24/00            (d)         44,000          44,024
Texas-New Mexico Power
                         10.750% due  09/15/03                         4,950           5,395
Toledo Edison Co.
                          8.180% due  07/30/02                         1,400           1,519
                          8.700% due  09/01/02                        10,000          10,927
                          7.850% due  03/31/03                         7,000           7,582
Tuscon Electric Power     7.875% due  08/01/04                           500             543
                          8.500% due  10/01/09                         1,000           1,032
U.S. West Communications,
  Inc.
                          6.625% due  09/15/05                           300             322
                          6.125% due  11/15/05                           400             418
United Air Lines
                         10.670% due  05/01/04                         2,050           2,558
Western Massachusetts
  Electric
                          6.875% due  01/01/00                           700             708
                          7.375% due  07/01/01                         7,000           7,219
Western Resources, Inc.
                          6.250% due  08/15/03                         8,500           8,786
Wilmington Trust Co. -
  Tucson Electric
                         10.732% due  01/01/13            (j)            991           1,149
WorldCom, Inc.
                          6.400% due  08/15/05                         1,000           1,051
                                                                                ---------------
                                                                                     910,658             910,658
                                                                                ===================
Total Corporate Bonds &
  Notes                                                            8,864,695       8,864,695
                                                                                ===================
(Cost $8,801,014)

U.S. GOVERNMENT AGENCIES
  4.2%
A.I.D. Housing Guarantee -
  Peru
                          9.980% due  08/01/08                         1,155           1,264
Federal Farm Credit Bank
                          5.600% due  05/03/99                           500             502
Federal Home Loan Bank
                          5.540% due  07/15/99                           295             297
                          5.010% due  09/21/00                           970             977
                          5.755% due  03/25/03                            50              52
                          6.500% due  11/29/05                           100             109
Federal Home Loan
Mortgage Corp.
                          6.565% due  11/04/02                         2,000           2,003
                          6.170% due  12/11/02                         2,000           2,005
                          7.050% due  06/08/05                           200             208
                          6.780% due  12/07/05                           100             100
                          6.600% due  02/02/06                           250             251

Federal National Mortgage
  Assn.
                          4.875% due  10/15/98                           100             100
                          5.360% due  02/16/01                         1,500           1,524
                          5.780% due  09/17/03                           100             100
                          6.625% due  03/21/06                           200             221
                          7.040% due  03/27/07                         1,000           1,031
New York City
                          6.008% due  08/01/02            (d)         19,813          19,813
                          6.023% due  08/01/02            (d)         15,674          15,634
Resolution Funding
                          0.000% due  01/15/07            (i)            800             544
Student Loan Marketing
  Assn.
                          4.847% due  02/20/00            (d)        134,700         133,595
                          5.684% due  06/30/00            (d)         38,700          38,720
                          5.877% due  01/25/03            (d)         45,333          45,371
                          5.702% due  04/25/04            (d)         25,952          25,952
                          5.617% due  10/25/04            (d)         31,806          31,710
                          5.637% due  10/25/04            (d)         59,434          59,296
                          5.533% due  10/25/05            (d)         13,340          13,277
                          5.727% due  10/25/05            (d)         42,545          42,349
                          5.650% due  04/25/06            (d)        131,696         131,222
                          5.760% due  01/25/07            (d)        133,128         133,278
                          5.823% due  04/25/07            (d)        227,480         227,424
                                                                             ===================
Total U.S. Government
  Agencies                                                           928,929        $928,929
                                                                             ===================
(Cost $929,121)


U.S. TREASURY OBLIGATIONS
  8.3%
Treasury Inflation
  Protected Securities
                          3.625% due  07/15/02            (h)        666,887         670,013
                          3.375% due  01/15/07            (h)            690             680
                          3.625% due  04/15/28            (h)        116,205         115,914
U.S. Treasury Bonds
                         11.125% due  08/15/03                           800           1,033
                         11.875% due  11/15/03                        18,000          24,086
                         12.375% due  05/15/04                         1,000           1,393
                         11.625% due  11/15/04                       270,000         373,360
                         12.000% due  08/15/13                         8,845          13,873
                         13.250% due  05/15/14                         5,000           8,505
                         11.750% due  11/15/14                            40              64
                          9.250% due  02/15/16                            75             111
                          8.875% due  02/15/19                        51,000          74,603
                          8.500% due  02/15/20                         7,142          10,180
                          8.125% due  05/15/21                       225,000         312,117
                          8.125% due  08/15/21                         1,890           2,625
                          8.000% due  11/15/21                        75,555         103,888
                          6.750% due  08/15/26                           510             626
U.S. Treasury Notes
                          5.000% due  02/15/99                         2,000           2,003
                          5.875% due  03/31/99                         2,000           2,013
                          6.375% due  07/15/99                           500             507
                          5.625% due  10/31/99                           170             172
                          5.875% due  11/15/99                         2,000           2,028
                          7.875% due  11/15/99                           125             129
                          7.750% due  11/30/99                         2,000           2,071
                          7.750% due  01/31/00                         2,000           2,083
                          5.500% due  04/15/00                         2,000           2,030
                          6.250% due  05/31/00                           245             252
                          6.250% due  08/31/00                           340             352
                          6.125% due  09/30/00                         2,640           2,728
                          5.750% due  10/31/00                         2,000           2,054
                          5.625% due  11/30/00                         4,500           4,615
                          5.250% due  01/31/01                         4,000           4,078
                          5.375% due  02/15/01                         1,295           1,325
                          6.500% due  08/31/01                         1,300           1,374
                          6.375% due  09/30/01                         2,720           2,870
                          6.625% due  03/31/02                         2,000           2,144
                          5.750% due  10/31/02                         1,750           1,839
                          5.750% due  11/30/02                           100             105
                          5.625% due  12/31/02                       105,100         110,224
                          6.500% due  05/15/05                           950           1,067
                          6.500% due  08/15/05                           685             772
                          6.875% due  05/15/06                           815             942
                          6.125% due  08/15/07                           575             644


U.S. Treasury Strips
                          0.000% due  05/15/01                           390             348
                          0.000% due  11/15/08                         1,630           1,010
                          0.000% due  05/15/17                         1,530             567
                          0.000% due  08/15/17                           650             237
                          0.000% due  05/15/18                         1,310             458
                                                                             ===================
Total U.S. Treasury
  Obligations                                                      1,866,112       1,866,112
                                                                             ===================
(Cost $1,837,645)

MORTGAGE-BACKED SECURITIES
  56.4%
Collateralized Mortgage
  Obligations 14.9%
American Southwest
  Financial
                          0.000% due  06/04/13            (i)         64,050          70,896
                         12.250% due  11/01/14                            63              71
                         12.500% due  04/01/15                           559             622
                         12.000% due  05/01/15                         1,031           1,150
                         11.400% due  09/01/15                           773             808
Bear Stearns
                          6.438% due  10/25/23            (d)          6,273           6,279
                         10.000% due  08/25/24                        12,256          13,167
                          7.000% due  03/25/27                         7,000           7,205
Capstead Mortgage Corp.
                          8.750% due  07/25/21                        10,000          10,049
Centex Acceptance Corp.
                         11.000% due  11/01/15                           223             223
Chase Mortgage Financial
  Corp.
                          8.250% due  10/25/10                         2,032           2,029
                          9.500% due  04/25/24                            26              26
Citicorp Mortgage
  Securities, Inc.
                          9.500% due  09/25/19                           250             249
                          6.000% due  08/25/21                            52              51
                          7.374% due  10/25/22            (d)         17,147          17,672
                          7.250% due  02/25/27                           227             229
CMC Securities Corp.
                          6.930% due  09/25/23            (d)          9,025           9,256
                          7.753% due  04/25/25            (d)            297             298
Collateralized Mortgage
  Obligation Trust
                         10.200% due  02/01/16                           535             571
                          8.000% due  01/01/17                           215             216
                          8.000% due  09/20/21                         8,431           8,742
Collateralized Mortgage
  Securities Corp.
                         11.880% due  04/01/15                         1,527           1,554
                         11.450% due  09/01/15                            46              47
                         11.450% due  11/01/15            (d)            251             285
                          8.750% due  04/20/19                           816             859
Countrywide
                          6.500% due  07/25/13                         5,676           5,843
                          7.933% due  07/25/24            (d)         12,406          12,584
                          6.750% due  11/25/25                        25,567          25,703

Donaldson, Lufkin &
  Jenret                  7.413% due  08/01/21            (d)          6,242           6,318
                          8.006% due  12/25/22            (d)          3,465           3,595
                          8.207% due  03/25/24            (d)          1,032           1,075
                          6.500% due  04/25/24                            10              10
                          7.978% due  05/25/24            (d)            253             257
Drexel Mortgage Funding
                          9.500% due  11/20/17                         1,439           1,497
                          8.600% due  03/01/18                           492             495

Federal Home Loan
  Mortgage Corp.
                          7.000% due  05/15/99                            44              44
                          6.500% due  03/15/00                         1,003           1,012
                          7.000% due  10/15/03                         5,432           5,608
                          7.500% due  11/01/03                        12,698          13,027
                          5.500% due  11/15/04                         2,188           2,187
                          6.000% due  06/15/05                        13,709          13,817
                          6.500% due  07/25/05                        24,593          24,627
                          6.500% due  07/15/06                         1,075           1,109
                          6.500% due  08/15/06                           710             732
                          6.500% due  05/15/08                         1,000           1,031
                          4.500% due  08/15/08                           456             454
                          6.400% due  10/15/08                           183              16
                          6.000% due  03/15/09                           265             274
                          8.500% due  08/15/13                         2,000           2,110
                          8.500% due  09/15/13                         5,941           6,268
                          7.000% due  04/25/15                           119             118
                         11.000% due  11/30/15                        11,347          13,389
                          6.900% due  03/15/16                           211             211
                          5.400% due  05/25/16                        70,422          71,193
                          7.000% due  06/15/16                           139             139
                          7.000% due  11/15/16                        13,044          13,214
                          6.210% due  08/15/17                           274             275
                          6.350% due  03/25/18                           200             204
                          5.250% due  05/15/18                           847             846
                          6.500% due  12/15/18                         5,610           5,674
                          6.500% due  05/15/19                           615             627
                          5.000% due  08/15/19                           178             176
                          7.000% due  02/15/20                           151             151
                          9.125% due  06/15/20                         1,120           1,133
                          5.250% due  07/15/20                           770             767
                          8.500% due  09/15/20                         1,527           1,529
                          5.500% due  10/15/20                           200             200
                          8.750% due  10/15/20                            60              60
                          9.500% due  11/15/20                         7,714           8,465
                          6.000% due  12/15/20                           345             348
                          8.750% due  12/15/20                         1,265           1,377
                          9.000% due  12/15/20                         5,283           5,592
                          6.500% due  05/15/21                           189             192
                          6.500% due  05/17/21                           120             119
                          8.500% due  06/15/21                        46,339          48,746
                          6.950% due  07/15/21                           700             723
                          8.000% due  07/15/21                        10,036          10,447
                          9.000% due  07/15/21                         3,012           3,226
                          9.500% due  07/15/21                         3,981           4,123
                          6.200% due  08/15/21                         1,500           1,528
                          6.950% due  08/15/21                           185             196
                          7.000% due  08/15/21                           299             304
                          8.000% due  08/15/21                        23,472          24,275
                          6.500% due  09/15/21                         1,966           1,996
                          7.000% due  09/15/21                           251             258
                          8.000% due  09/15/21                            73              74
                          7.000% due  10/15/21                            25              26
                          8.000% due  12/15/21                        15,692          16,873
                          6.850% due  01/15/22                           700             734
                          8.250% due  06/15/22                         5,000           5,307
                          7.000% due  07/15/22                         8,008           8,320
                          7.000% due  07/15/22                           229             233
                          8.500% due  10/15/22                        13,946          14,610
                          6.500% due  07/15/23                           363             363
                          7.000% due  07/15/23                           235             247
                          7.250% due  07/15/23                            25              25
                          7.500% due  01/20/24                           403             411
                          5.000% due  02/15/24                           116             113
                          6.500% due  02/15/24                            32              32
                          7.250% due  08/15/24                           190             194
                          8.000% due  09/15/24                        16,250          17,633
                          7.000% due  11/17/25                            40              41
                          7.599% due  10/01/26            (d)          4,954           5,141
                          7.500% due  01/15/27                        21,685          22,964
                          7.500% due  03/17/27                        20,000          21,600
                          7.500% due  06/20/27                        16,746          18,509
                          7.500% due  07/15/27                           160             161
                          6.500% due  08/15/27                        10,522          10,636
                          6.500% due  10/15/27                        32,300          32,848
                          6.500% due  01/25/28                         8,691           9,276
                          6.500% due  04/15/28                       154,931         157,384
                          6.500% due  05/15/28                        48,000          48,598
                          6.500% due  06/15/28                        47,542          48,539
                          6.500% due  06/20/28                        20,547          20,567
                          6.500% due  07/15/28                        24,471          24,793
                          6.500% due  08/15/28                       222,614         225,680
                          7.000% due  11/15/28                         9,000           9,523
                          6.337% due  08/15/32            (d)         39,807          39,958

Federal Housing
  Administration
                          7.430% due  01/01/24                         1,058           1,098
Federal National
  Mortgage Assn.
                          9.100% due  02/25/02                         4,158           4,273
                          7.500% due  05/25/05                         6,700           7,036
                          7.000% due  11/25/05                             9               9
                          7.500% due  02/25/06                           375             389
                          6.500% due  05/01/06                           347             353
                          6.500% due  07/25/06                            75              77
                          8.000% due  11/25/06                            30              31
                          6.000% due  07/25/07                           300             308
                          7.652% due  08/25/07            (d)            105             105
                          7.000% due  10/25/07                           200             210
                          7.000% due  02/25/08                           469             468
                         10.500% due  08/25/08                         7,146           8,521
                          6.750% due  11/25/10                         1,300           1,328
                          7.000% due  01/25/11                           500             510
                          7.500% due  01/20/12                            38              38
                          7.500% due  02/17/12                            34              34
                          6.400% due  09/25/14                            46              46
                         10.000% due  12/25/14                           377             379
                          9.670% due  01/25/17                           281             286
                          9.200% due  12/25/17                           482             486
                          7.000% due  01/25/18                           145             145
                          9.300% due  05/25/18                         1,384           1,474
                          6.238% due  06/25/18            (d)              6               6
                          6.500% due  06/25/18                         8,775           8,790
                          9.500% due  06/25/18                           713             763
                          5.500% due  07/25/18                           178             178
                          7.750% due  10/25/18                            20              20
                          9.500% due  11/25/18                        14,680          15,744
                          6.000% due  12/25/18                            75              76
                          6.500% due  03/25/19                           885             904
                          6.250% due  04/18/19                        18,764          18,819
                          9.500% due  06/25/19                         2,803           3,043
                          5.650% due  07/25/19                         4,659           4,671
                          6.350% due  08/25/19                           435             438
                          8.000% due  10/25/19                        12,929          13,190
                          7.500% due  12/25/19                           147             156
                          9.000% due  12/25/19                        12,076          13,004
                          7.500% due  05/25/20                         6,519           6,731
                          6.000% due  06/25/20                         9,593           9,617
                          8.000% due  07/25/20                            36              36
                          7.000% due  09/25/20                        25,000          25,566
                          9.000% due  09/25/20                         7,343           7,876
                          8.000% due  12/25/20                        22,579          24,230
                          8.750% due  01/25/21                         6,200           6,687
                          7.500% due  02/17/21                           210             212
                          7.500% due  02/25/21                         3,268           3,267
                          7.500% due  03/25/21                        20,919          21,297
                          9.000% due  03/25/21                           983           1,068
                          7.000% due  05/25/21                           300             312
                          6.500% due  06/25/21                         5,184           5,342
                          7.500% due  06/25/21                           320             323
                          8.000% due  07/25/21                        21,183          22,341
                          8.500% due  09/25/21                        11,029          11,715
                          7.000% due  10/25/21                         8,056           8,412
                          8.000% due  10/25/21                        22,430          23,593
                          6.500% due  11/25/21                            31              31
                          6.000% due  12/25/21                           129             130
                          8.000% due  01/25/22                        21,700          22,577
                          8.000% due  03/25/22                           292             300

                          7.000% due  04/25/22                        17,091          17,823
                         10.000% due  05/01/22                           272             297
                          7.000% due  06/25/22                         2,307           2,364
                          8.000% due  06/25/22                         3,292           3,677
                          7.000% due  07/25/22                        10,175           10,475
                          8.000% due  07/25/22                        51,814           56,696
                          6.500% due  10/25/22                           313               32
                          6.500% due  10/25/22                         3,556            3,631
                          7.800% due  10/25/22                         5,882            6,173
                          6.500% due  12/25/22                           747              747
                          7.000% due  03/25/23                        25,273           25,617
                          6.900% due  05/25/23                           138              145
                          7.000% due  06/25/23                         4,303            4,272
                          6.000% due  08/25/23                         4,003            4,049
                          6.500% due  08/25/23                            81               82
                          1.000% due  09/25/23                           350              317
                          6.750% due  10/25/23                           519              566
                          7.500% due  10/25/23                           132              134
                          6.500% due  11/25/23                           170              168
                          7.250% due  02/25/24                            50               51
                          7.500% due  06/20/24                           120              124
                          7.000% due  02/18/25                           140              142
                          7.000% due  05/25/25                           520              522
                          7.500% due  12/25/25                           120              123
                          7.000% due  02/15/26                           180              183
                          7.000% due  07/18/26                           210              212
                          7.000% due  12/18/26                        14,066           14,604
                          6.000% due  05/17/27                         5,470            5,295
                          7.500% due  08/18/27                         2,619            2,626
                          6.500% due  03/01/28                           674              685
                          6.500% due  07/18/28                        67,412           69,287
First Commonwealth
  Savings & Loan
                         10.375% due  04/01/05                            20               21
First Union Residential
  Securitization, Inc.
                          6.750% due  08/25/28                         9,048            9,204
General Electric Capital
  Mortgage
                          6.750% due  12/25/12                         6,256            6,353
                          6.500% due  09/25/23                         1,175            1,170
                          6.500% due  02/25/24                            13               13
                          6.500% due  03/25/24                        13,262           13,417
                          6.500% due  04/25/24                        58,591           60,145
                          7.500% due  04/25/27                           213              214
                          7.000% due  11/25/27                        15,000           15,492
                          6.550% due  06/25/28                        23,450           23,858
                          6.500% due  10/25/28                        19,500           19,680
General Motors Acceptance
   Corp.
                          6.700% due  03/15/08                         1,000            1,062
Government National
  Mortgage Assn.
                          7.500% due  07/20/20                           356              359
                          7.000% due  01/15/24                           554              574
                          8.000% due  05/16/24                           120              123
                          7.000% due  08/20/26                           161              164
                          7.500% due  02/16/27                           131              134
                          7.500% due  07/16/27                        25,603           26,685
                          6.500% due  06/20/28                        10,000           10,050
                          6.500% due  07/20/28                        34,369           35,517
                          6.500% due  09/20/28                        25,000           24,563

Greenwich
                          7.176% due  04/25/22            (d)          1,497            1,516
                          7.079% due  07/25/22            (d)          7,607            7,692
                          7.127% due  10/25/22            (d)            195              198
                          7.259% due  04/25/23            (d)          2,561            2,595
                          7.846% due  04/25/24            (d)          3,351            3,413
                          8.147% due  06/25/24            (d)          3,740            3,834
                          8.861% due  08/25/24            (d)          5,526            5,821
                          8.719% due  11/25/24            (d)          1,636            1,720
Headlands Mortgage
  Securities, Inc.
                          7.250% due  11/25/12                         5,442            5,509
                          6.750% due  03/25/28                        57,000           58,425

Imperial CMB Trust
                          5.992% due  09/25/26            (d)         15,997           16,127
Independent National
  Mortgage Corp.
                          6.650% due  10/25/24                         2,723            2,770
                          7.800% due  11/25/24            (d)          6,505            6,671
                          7.319% due  07/25/25            (d)         19,853           20,364
                          7.918% due  07/25/25            (d)         17,994           18,365
International Mortgage
  Acceptance Corp.
                         12.250% due  03/01/14                           540              613
J.P. Morgan & Co.
                          9.000% due  10/20/20                        14,735           15,224
Kidder Peabody Acceptance
  Corp.
                          8.390% due  05/20/18                           375              379
                          8.193% due  03/25/24            (d)          4,962            4,955
                          8.145% due  09/25/24            (d)         20,000           20,156
Marine Midland
                          8.000% due  10/25/23                           350              352
Mellon Residential
  Funding Corp.
                          6.350% due  06/25/28                        22,000           22,223
Merrill Lynch Mortgage
                          7.307% due  06/15/21            (d)          7,804            8,170
                          7.794% due  06/15/21            (d)          7,325            7,636
                          8.161% due  06/25/22            (d)          5,322            5,345
Morgan Stanley Mortgage
  Trust
                          8.250% due  07/01/18                         7,841            8,051
Mortgage Capital Trust
                          8.875% due  04/01/18                           131              134
NationsBank Corp.
                          6.125% due  10/20/13                        18,000           18,017
Nomura Asset Securities
  Corp.
                          8.001% due  05/25/24            (d)          9,505            9,779
Norwest Mortgage
                         12.500% due  02/01/14                         1,104            1,179
                         12.250% due  04/01/14                            78               80
PaineWebber Mortgage
                          6.000% due  04/25/09                        11,951           12,023
PNC Mortgage Securities
  Corp.
                          7.000% due  05/25/28                        13,078           13,416
                          6.750% due  09/25/28                         4,000            4,103

Prudential Bache          6.153% due  09/01/18            (d)            418              412
                          8.400% due  03/20/21                         3,756            3,957
Prudential Home
                          8.000% due  06/25/22                        20,791           21,070
                          6.950% due  11/25/22                           222              227
                          6.750% due  10/25/23                         8,353            8,627
                          7.970% due  11/25/23            (d)            165              167
                          8.150% due  11/25/23            (d)          6,144            6,340
                          5.900% due  12/25/23                        18,403           18,422
                          6.050% due  04/25/24                         6,668            6,678
                          6.000% due  05/25/24                            18               18
PSB Financial Corp.
                         11.050% due  12/01/15                           883              960
Residential Asset
  Securities Corp.
                          7.000% due  03/25/27            (d)            150              151
                          7.250% due  05/25/27            (d)            345              348

Residential Funding
                          7.000% due  08/25/08                        15,939           16,191
                          6.500% due  09/25/08                         7,000            7,169
                          6.250% due  10/25/08                         4,419            4,433
                          6.450% due  10/25/12                         8,000            8,053
                          6.500% due  01/25/13                       195,330          198,698
                          8.500% due  05/25/17                            89               93
                          8.000% due  01/25/23                         8,677            8,913
                          7.750% due  07/25/24                             2                2
                          8.000% due  10/25/24            (d)         10,662           11,138
                          7.400% due  09/25/25                            85               86
                          7.500% due  09/25/25                        18,183           18,766
                          5.948% due  10/25/27            (d)          8,188            8,227
                          7.250% due  10/25/27                        24,000           24,142
                          6.750% due  05/25/28                        60,741           61,809
                          6.750% due  09/25/28                        61,993           61,916
                          6.500% due  10/25/28                        52,100           52,426
Resolution Trust Corp.
                          7.647% due  02/25/20            (d)            157              158
                          7.063% due  09/25/20            (d)         12,418            1,863
                          6.073% due  01/25/21            (d)            934              931
                          8.229% due  06/25/21            (d)          1,832            1,848
                          8.701% due  08/25/21            (d)             38               38
                          8.704% due  08/25/21                         8,000            8,205
                          8.704% due  08/25/21            (d)         13,329           13,524
                          7.250% due  09/25/21            (d)          2,784            2,787
                          5.686% due  10/25/21            (d)            186              186
                          6.688% due  10/25/21            (d)            588              591
                          8.139% due  10/25/21            (d)            242              243
                          8.625% due  10/25/21                           267              267
                          7.371% due  01/25/22            (d)          2,463            2,457
                          7.736% due  03/25/22            (d)          6,691            6,752
                          8.551% due  05/25/22            (d)          2,429            2,528
                          7.437% due  08/25/23            (d)          2,001            2,005
                          9.450% due  05/25/24                        19,693           19,660
                         10.561% due  05/25/24            (d)            594              593
                          7.100% due  12/25/24                         1,500            1,595
                          7.750% due  03/25/25                         1,285            1,310
                          7.302% due  07/25/28            (d)         14,001           14,128
                          7.198% due  10/25/28            (d)         23,712           24,251
                          7.412% due  10/25/28            (d)         11,178           11,541
                          7.179% due  05/25/29            (d)          4,551            4,630
                          7.544% due  05/25/29            (d)          5,676            5,838
Rural Housing Trust
                          3.330% due  10/01/28                           259              243
Ryan Mortgage Acceptance
  Corp.
                          9.450% due  10/01/16                           149              159
Ryland Acceptance Corp.
                          9.000% due  12/01/16                           701              724
                         11.500% due  12/25/16                           159              159
                          8.200% due  09/25/22                            97               98
                         14.000% due  11/25/31                         1,495            1,664
Ryland Mortgage
  Securities Corp.
                          7.805% due  08/25/22            (d)          3,012            3,054
                          7.500% due  08/25/24                            38               38
                          7.221% due  08/25/29            (d)          6,184            6,358
                          6.926% due  10/25/31            (d)         11,610           11,701
Salomon Brothers Mortgage
  Securities
                          7.605% due  11/25/22            (d)          1,219            1,244
                          8.068% due  07/01/24            (d)         11,024           11,420
                          5.928% due  06/25/27            (d)          3,749            3,746
Santa Barbara Savings
                          9.500% due  11/20/18                         3,773            3,785
Saxon Mortgage
                          7.910% due  08/25/23            (d)         29,961           30,756
                          8.312% due  09/25/24            (d)         11,470           11,879
Sears Mortgage
                          6.712% due  09/25/22            (d)          2,297            2,355
Securitized Asset
  Sales, Inc.
                          7.697% due  10/25/23            (d)          3,989            4,100
                          7.652% due  12/26/23            (d)          4,108            4,244
                          5.944% due  02/25/28                         9,608            9,629
Security Pacific National
  Bank
                          6.279% due  03/01/18            (d)            126              126
Southern Pacific Secured
  Assets Corp.
                          5.818% due  06/25/28            (d)         94,856           94,407
Structured Asset Mortgage
  Investments, Inc.
                          6.921% due  06/25/28            (d)         49,976           51,210
                          6.250% due  08/25/28            (d)         10,695           10,700
Union Planters Mortgage
  Finance Corp.
                          6.750% due  01/25/28                         4,000            4,306
                          6.800% due  01/25/28                        15,000           15,736
Vendee Mortgage
                          7.000% due  02/15/00                         3,789            3,830
                          7.750% due  03/15/16                           600              616
                          7.750% due  05/15/18                           550              574
Western Federal Savings
  & Loan
                          6.985% due  06/25/21            (d)          7,978            8,137
                                                                             ===================
                                                                                    3,335,688           3,335,688
                                                                             ===================
Federal Home Loan
  Mortgage Corporation
  14.7%
                          5.250% due  12/01/98-04/15/16   (g)          3,001            2,998
                          5.500% due  04/01/01-03/01/10   (g)            395              394
                          5.750% due  08/15/20                           300              303
                          6.000% due  12/01/98-10/14/28   (g)      1,635,865        1,641,558
                          6.145% due  12/01/26            (d)          9,262            9,376
                          6.250% due  03/15/28                        38,700           39,104
                          6.500% due  06/01/03-10/14/28   (g)      1,288,633        1,312,645
                          6.750% due  04/01/17-01/17/25   (g)         25,008           25,201
                          6.775% due  11/01/03                            70               70
                          7.000% due  01/01/00-03/01/26   (g)         21,632           22,078
                          7.210% due  10/25/23            (d)         24,562           25,485
                          7.327% due  05/01/27            (d)          2,810            2,918
                          7.428% due  07/01/22            (d)          1,604            1,672
                          7.479% due  09/01/23            (d)          3,277            3,352
                          7.500% due  05/01/99-10/14/28   (g)         17,133           17,672
                          7.510% due  07/01/23            (d)          1,002            1,025
                          7.520% due  07/01/23            (d)          3,129            3,203
                          7.557% due  08/01/23            (d)          1,967            2,008
                          7.568% due  09/01/23            (d)         19,718           20,072
                          7.569% due  08/01/23            (d)         10,890           11,108
                          7.589% due  05/01/23            (d)          6,119            6,335
                          7.609% due  04/01/23-08/01/24   (d)(g)       1,330            1,380
                          7.625% due  01/01/19            (d)             18               18
                          7.635% due  09/01/23            (d)          4,860            5,028
                          7.642% due  08/01/23            (d)             18               19
                          7.666% due  08/01/23-07/01/24   (d)(g)       4,375            4,531
                          7.687% due  09/01/23            (d)          3,854            3,990
                          7.705% due  06/01/24            (d)          2,066            2,109
                          7.734% due  10/01/23            (d)          3,132            3,262
                          7.737% due  10/01/23            (d)          3,797            3,925
                          7.738% due  10/01/23            (d)          2,265            2,340
                          7.750% due  04/01/07                            46               46
                          7.756% due  04/01/24            (d)         13,405           13,924
                          7.766% due  11/01/23            (d)          1,328            1,345
                          7.820% due  04/01/29            (d)          2,933            3,056
                          7.822% due  11/01/23            (d)            797              816
                          7.825% due  10/01/23            (d)          1,206            1,245
                          7.840% due  01/01/24            (d)            813              841
                          7.857% due  10/01/23            (d)          1,591            1,621
                          7.974% due  11/01/23            (d)            851              876
                          7.982% due  01/01/24            (d)            843              859
                          8.000% due  10/01/07-06/01/26   (g)          5,742            5,959
                          8.250% due  08/01/07-12/01/09   (g)            177              182
                          8.500% due  09/01/01-01/01/28   (g)         48,524           50,558
                          8.750% due  02/01/01-12/10/10   (g)            289              298
                          8.900% due  11/15/20                        24,735           26,341
                          9.000% due  01/01/02-09/15/20   (g)          1,079            1,129
                          9.250% due  06/01/09-08/01/09   (g)             80               85
                          9.500% due  08/01/01-06/01/21   (g)          2,554            2,714
                          9.750% due  11/01/04-05/01/09   (g)             74               77
                         10.000% due  06/01/04-11/15/19   (g)          1,354            1,440
                         10.250% due  03/15/09-05/01/09   (g)          1,875            2,033
                         11.000% due  12/01/99-07/01/19   (g)            983            1,078
                         11.250% due  10/01/09-09/01/15   (g)            189              210
                         11.500% due  03/01/00-05/01/00   (g)             16               17
                         12.500% due  07/01/99                             1                1
                         13.250% due  10/01/13                            83               95
                         14.000% due  04/01/16                            29               33
                         15.500% due  08/01/11-11/01/11   (g)             18               20
                         16.250% due  05/01/11                             6                7
                                                                             ===================
                                                                                    3,292,085          $3,292,085
                                                                             ===================
Federal Housing
  Administration 0.8%
                          6.155% due  12/01/21                        12,056           12,617
                          7.125% due  03/01/34                         4,475            4,862
                          7.211% due  12/01/21                         2,852            2,925
                          7.316% due  05/01/19                         5,049            5,408
                          7.375% due  03/01/19-01/01/24   (g)         17,429           18,775
                          7.400% due  02/01/21                         2,607            2,711
                          7.430% due  12/01/16-05/01/25   (g)         90,557           95,721
                          7.465% due  11/01/19                        45,345           47,357
                          7.650% due  11/01/18                           166              175
                                                                             ===================
                                                                                      190,551             190,551
                                                                             ===================

Federal National Mortgage
  Association 7.8%
                          5.500% due  11/12/28                         2,000            1,940
                          5.650% due  04/25/05                           200              200
                          6.000% due  12/01/00-12/10/28   (g)        493,426          493,337
                          6.125% due  04/01/19            (d)            999            1,010
                          6.130% due  07/01/17            (d)            105              106
                          6.131% due  02/01/18-05/01/36   (d)(g)      93,809           94,913
                          6.132% due  08/01/29-05/01/36   (d)(g)      69,261           70,095
                          6.136% due  05/01/29            (d)          1,504            1,521
                          6.138% due  05/01/36            (d)         72,224           73,245
                          6.142% due  08/01/29            (d)          9,197            9,304
                          6.143% due  05/01/36            (d)         71,840           72,858
                          6.148% due  04/01/19            (d)            161              163
                          6.153% due  03/01/33            (d)         51,651           52,262
                          6.156% due  11/01/28            (d)          2,359            2,386
                          6.167% due  09/01/24-10/26/28   (d)(g)     122,367          123,780
                          6.175% due  07/01/24            (d)            804              813
                          6.231% due  04/01/27            (d)            239              243
                          6.250% due  07/25/07                           100              102
                          6.390% due  05/25/36                         5,027            4,926
                          6.500% due  11/01/03-10/14/28   (g)        452,742          460,462
                          6.600% due  09/25/18                         6,500            6,595
                          6.750% due  08/01/03-09/25/22   (g)            746              755
                          6.834% due  07/01/03                            68               72
                          6.900% due  07/25/99                         1,272            1,279
                          6.950% due  03/25/26                           300              305
                          7.000% due  05/25/99-12/20/27   (g)         71,702           73,904
                          7.062% due  09/01/22            (d)          2,332            2,390
                          7.132% due  09/01/22            (d)          2,293            2,356
                          7.223% due  11/01/25            (d)          9,062            9,273
                          7.250% due  05/01/02-01/01/23   (g)         11,391           11,672
                          7.266% due  09/01/25            (d)          4,030            4,133
                          7.373% due  09/01/24            (d)          2,601            2,707
                          7.455% due  07/01/24            (d)         12,928           13,187
                          7.500% due  08/01/03-07/01/28   (g)         83,837           86,614
                          7.502% due  11/01/25            (d)          2,690            2,799
                          7.585% due  03/01/25            (d)          6,018            6,212
                          7.595% due  11/01/25            (d)          4,135            4,270
                          7.673% due  05/01/26            (d)          1,544            1,613
                          7.690% due  01/01/24            (d)          1,491            1,551
                          7.691% due  01/01/26            (d)          2,365            2,460
                          7.724% due  01/01/24            (d)            735              762
                          7.727% due  12/01/23            (d)          1,372            1,388
                          7.735% due  11/01/23-05/01/24    (d)(g)      5,411            5,569
                          7.736% due  09/01/23            (d)          5,249            5,416
                          7.750% due  06/01/09                           215              225
                          7.756% due  02/01/26            (d)          1,049            1,091
                          7.775% due  01/01/24            (d)          4,205            4,362
                          7.813% due  10/01/23            (d)            612              637
                          7.825% due  11/01/23            (d)            280              290
                          7.860% due  12/01/23            (d)          1,969            2,048
                          7.897% due  03/01/26            (d)          7,482            7,820
                          7.914% due  01/01/24            (d)            286              299
                          8.000% due  09/01/01-12/01/26   (g)          8,787            9,129
                          8.250% due  10/01/08-02/01/17   (g)            768               800
                          8.500% due  07/01/99-05/01/27   (g)          4,587            4,771
                          9.000% due  01/01/99-04/01/17   (g)          1,659            1,756
                          9.500% due  12/01/06-07/01/22   (g)            133              143
                          9.750% due  11/01/08                            86               93
                         10.000% due  09/01/03-05/01/22   (g)            906              988
                         10.500% due  12/01/16-04/01/22   (g)            843              949
                         12.000% due  05/01/16                            17               20
                         13.000% due  09/01/13                            48               57
                         13.250% due  09/01/11                            19               21
                         14.500% due  11/01/11-01/01/13   (g)             71               87
                         14.750% due  08/01/12-11/01/12   (g)            244              277
                         15.500% due  10/01/12-12/01/12   (g)             31               39
                         15.750% due  12/01/11-08/01/12   (g)            158              187
                         16.000% due  09/01/12                           171              214
                                                                             ===================
                                                                                    1,747,251          $1,747,251
                                                                             ===================

Government National
  Mortgage Association
  17.4%
                          4.500% due  01/20/24-05/20/28   (d)(g)      52,646           53,586
                          5.000% due  04/20/28-08/20/28   (d)(g)      66,673           66,981
                          5.650% due  10/15/12                            13               13
                          6.000% due  10/15/08-08/20/27   (d)(g)     439,045          444,106
                          6.500% due  10/15/08-10/21/28   (d)(g)   1,495,067        1,527,567
                          6.750% due  06/20/28                        19,322           20,629
                          6.875% due  06/20/21-06/20/27   (d)(g)     739,649          755,700
                          7.000% due  07/15/08-03/15/28   (d)(g)     915,392          933,130
                          7.375% due  04/20/23            (d)            533              548
                          7.500% due  08/15/05-02/15/28   (g)         40,830           42,415
                          8.000% due  05/15/01-10/15/25   (g)          2,990            3,135
                          8.250% due  08/15/04-05/15/22   (g)            701              742
                          8.500% due  06/15/01-01/20/27   (g)         15,694           16,478
                          8.750% due  01/15/99-07/15/07   (g)            140              147
                          9.000% due  06/15/01-07/20/22   (g)          7,181            7,704
                          9.250% due  10/15/01-05/20/21   (g)            406              429
                          9.500% due  04/15/01-08/15/23   (g)          6,485            7,034
                          9.750% due  09/15/02-01/15/21   (g)            224              238
                         10.000% due  04/15/01-02/15/25   (g)          5,551            6,116
                         10.250% due  10/15/98-02/20/19   (g)             47               51
                         10.500% due  06/15/04                           125              135
                         11.000% due  05/15/04-03/15/19   (g)            142              157
                         11.250% due  03/15/01-12/20/15   (g)             60               66
                         11.500% due  04/15/13-05/15/13   (g)              8                9
                         12.000% due  03/20/99-03/15/15   (g)             85               95
                         12.500% due  01/15/11                             1                2
                         13.000% due  12/15/12-10/15/14   (g)             40               46
                         13.250% due  10/20/14                            20               23
                         13.500% due  11/15/12-12/15/12   (g)              7                8
                         15.000% due  09/15/12-10/15/12   (g)             18               21
                         16.000% due  01/15/12-04/15/12   (g)              9               11
                         17.000% due  11/15/11-12/15/11   (g)            102              122
                                                                             ===================
                                                                   3,887,444       $3,887,444
                                                                             ===================
Other Mortgage-Backed
  Securities 0.7%
Aames Mortgage Trust
                          7.275% due  05/15/20                           270              274
Bank of America
                          9.000% due  03/01/08                            74               73
Citibank, N.A.
                          8.000% due  07/25/18                            82               84
DBL Mortgage Funding
                          9.500% due  08/01/19                            23               24

First Interstate Bancorp
                          9.125% due  01/01/09                            12               12
General Electric Capital
  Mortgage
                          7.250% due  07/25/11                        13,000           13,144
General Electric Credit
  Corp.
                          8.000% due  03/01/02            (j)             78               80
German American Capital
  Corp.
                          8.360% due  09/30/02                         3,364            3,552
                          6.581% due  07/01/18            (d)          9,330            9,295
Great Western Savings
  & Loan
                          5.980% due  08/01/17            (d)            179              176
Guardian
                          6.976% due  12/25/18            (d)            285              249
Home Savings of America
                          8.464% due  08/01/06                            90               93
                          5.838% due  05/25/27            (d)          3,383            3,325
                          6.438% due  08/20/29            (d)         13,187           13,256
Imperial Savings & Loan
                         10.000% due  09/01/16            (j)            195              205
                          8.238% due  01/25/17            (d)             99               99
                          8.844% due  07/25/17            (d)            353              352
LTC Commercial Corp.
                          8.059% due  11/28/12                         3,883            4,021
MDC Mortgage Funding
                          8.696% due  01/25/25            (d)            659              683
Merrill Lynch Mortgage
                          9.250% due  12/15/09                            15               15
                          8.153% due  06/15/21            (d)          1,635            1,704
Mid-State Trust
                          8.330% due  04/01/30                        74,786           84,371
Morgan Stanley Mortgage
                          8.150% due  07/20/21                            11               11
Resolution Trust Corp.
                          7.107% due  05/25/29            (d)          5,459            5,545
Salomon Brothers Mortgage
  Securities
                         11.500% due  09/01/15                         1,435            1,561
Sears Mortgage
                         12.000% due  02/25/14                         1,030            1,036
                          6.738% due  06/25/22            (d)            667              675
                          7.416% due  10/25/22            (d)          4,138            4,184
Structured Asset
  Securities Corp.
                          5.794% due  01/25/00            (d)          2,605            2,607
Western Federal
  Savings & Loan
                          6.631% due  11/25/18            (d)            184              185
                          6.682% due  03/25/19            (d)          1,468            1,472
                                                                             ===================
                                                                     152,363           152363
                                                                             ===================
Stripped Mortgage-Backed
  Securities 0.1%
Federal Home Loan Mortgage
  Corp. (IO)
                         10.038% due  09/15/05                            15                1
                          6.500% due  11/15/06                         1,964              112
                          6.500% due  03/15/07                         2,737              167
                          5.750% due  09/15/07            (d)         10,107              610
                          5.428% due  02/15/08            (d)            855               52
                         11.651% due  01/15/16                            22                1
                          6.500% due  08/15/16                         2,756              128
                          7.000% due  04/15/18                         2,714              112
                          9.993% due  11/15/18            (d)            100                5
                          8.845% due  01/15/21                           385               66
                          9.000% due  05/15/22                           192               21

Federal Home Loan
  Mortgage Corp. (PO)
                          0.000% due  06/15/21                         1,476            1,455
Federal National Mortgage Assn. (IO)
                          6.750% due  09/25/04                            55                2
                          7.000% due  06/25/05                            15                1
                         10.458% due  07/25/05            (d)            514               22
                          6.500% due  07/25/06                         4,507              197
                          7.272% due  09/25/06                             4               57
                          6.500% due  02/25/07                         3,513              306
                          6.500% due  07/25/07                         1,622               99
                          6.500% due  09/25/07                         4,474              365
                          6.500% due  10/25/07                         1,797              128
                          0.950% due  03/25/09            (d)         44,031              713
                          7.000% due  08/25/15                         2,613               85
                          7.000% due  08/25/16                           709               28
                          6.500% due  08/25/20                         2,666              373
                         10.070% due  01/25/21                           108                13
                          9.032% due  08/25/21                         1,439               233
                          0.950% due  11/25/21            (d)         43,780               742
                          6.500% due  01/25/23                         4,042               562
Federal National
  Mortgage Assn. (PO)
                          0.000% due  09/01/07                         1,107               992
                          0.000% due  02/25/21                         3,700             3,685
                          0.000% due  06/25/22                         2,277             2,153
                          0.000% due  08/25/23                           407               349
PaineWebber (IO)
                         13.595% due  08/01/19                           239                75
Vendee Mortgage (IO)
                          0.542% due  06/15/23            (d)        202,805             3,987
                                                                                        17,897               17897
                                                                             ===================
Total Mortgage-Backed
  Securities                                                      12,623,279       $12,623,279
                                                                             ===================
(Cost $12,375,186)

ASSET-BACKED SECURITIES
  7.7%
AFC Home Equity Loan
  Trust
                          7.294% due  10/25/26            (d)          6,974             7,105
Americredit Automobile
  Receivable Trust
                          6.540% due  05/12/01                           500               509
Arcadia Automobile
  Receivables Trust
                          6.300% due  07/16/01                         9,000             9,061

Aspetuck Trust
                          5.781% due  02/01/99            (d)         80,000            79,400
                          5.816% due  09/01/99            (d)        100,000           100,000
Asset-Backed Securities
  Investment Trust
                          6.790% due  08/17/03                        26,606            26,722
Associates Manufactured
  Housing
                          7.000% due  03/15/27                           900               929
Auto Receivables Trust
                          6.500% due  04/16/03                        23,021            23,021


California Infrastructure
                          5.940% due  09/25/00                         3,676             3,680
                          5.970% due  12/26/00                         4,340             4,370
                          5.980% due  12/26/00                        20,584            20,681
                          6.010% due  06/25/01                        73,864            74,234
                          6.150% due  06/25/02                        19,500            19,827
Capital Equipment
  Receivables Trust
                          6.030% due  02/15/00                         5,000             5,035
Case Equipment Loan
  Trust
                          6.150% due  09/15/02                         1,515             1,520
Chase Manhattan Auto
  Owner Trust
                          5.750% due  10/15/01                           500               505
Chase Manhattan Grantor
  Trust
                          6.000% due  09/17/01                         2,133             2,144
                          5.900% due  11/15/01                         6,142             6,167
                          6.610% due  09/15/02                         3,948             4,003
Chase Mortgage Financial
  Corp.
                          6.750% due  10/25/28                        30,000            29,850
Citicorp Mortgage
  Securities, Inc.
                          6.750% due  04/25/28                        16,297            16,750
Community Program
  Loan Trust
                          4.500% due  10/01/18                        26,867            26,136
                          4.500% due  04/01/29                        26,000            23,122
Conti Mortgage Home
  Equity Loan Trust
                          5.811% due  10/15/12            (d)         31,024            31,167
                          6.990% due  03/15/21                           350               368
                          5.730% due  06/15/28            (d)          7,427             7,427
Copelco Capital Funding
  Corp.
                          6.340% due  07/20/04                            49                50
CS First Boston Mortgage
  Securities Corp.
                          6.750% due  09/25/28                         6,960             7,369
CSXT Trade Receivables
                          5.050% due  09/25/99                           500               500
Daimler-Benz Vehicle
  Trust
                          5.850% due  07/20/03                        15,298            15,317
                          6.050% due  03/20/05                         9,313             9,407

Delta Air Lines Equipment
  Trust
                          9.230% due  07/02/02            (j)         10,099            10,930
                         10.500% due  01/02/07            (j)          7,412             8,988
                         10.570% due  01/02/07            (j)         15,881            20,186
                          9.550% due  01/02/08            (j)          7,773             9,104
                         10.000% due  06/05/13                        10,828            14,362
Discover Card Trust
                          5.800% due  09/16/03                           500               509
                          6.031% due  10/16/13            (d)            400               405
EQCC Home Equity Loan
  Trust
                          6.710% due  07/15/11                           330               339
Equivantage Home Equity
  Loan Trust
                          6.550% due  04/01/27                           158               163
Federal-Mogul Corp.
                          7.880% due  12/31/05            (d)         23,636            23,591
                          7.940% due  12/31/05                         1,340             1,337
First Omni Bank
                          6.650% due  09/15/03            (d)          1,500             1,558
First Security Auto
  Grantor Trust
                          6.100% due  04/15/03                         2,744             2,772
First Union Master Credit
  Card Trust
                          5.760% due  09/15/03                        88,750            88,949
Flag Limited
                          7.588% due  12/15/04                            94                94
                          7.650% due  12/15/04            (d)         13,073            12,778
                          7.588% due  01/30/05                         3,778             3,693
Ford Credit Grantor
  Trust
                          6.750% due  09/15/00                         1,250             1,266
                          5.900% due  10/15/00                         7,350             7,383
Ford Motor Credit Corp.
                          5.500% due  02/15/03                         5,300             5,357
Fred Meyer, Inc.
                          6.688% due  03/19/03            (d)         84,519            83,781
                          6.750% due  03/19/03                        30,481            30,214

General Motors Acceptance
  Corp.
                          6.500% due  04/15/02                        30,194            30,430
Green Tree Financial
  Group
                          7.150% due  07/15/27                         1,025             1,054

IMC Home Equity Loan
  Trust
                          5.796% due  05/21/12            (d)         29,401            29,429
                          7.482% due  07/25/26            (d)          1,143             1,163
Independent National
  Mortgage Corp.
                          8.750% due  12/25/24                            30                32
                          8.000% due  06/25/25                           100               101
Integrated Health
  Services
                          7.687% due  09/16/04            (d)         15,000            15,260
Korea National Housing
                          9.062% due  05/23/01                        60,000            49,200
Lyondell Petroleum
                          7.687% due  06/17/99            (d)         20,000            19,900
                          7.687% due  06/17/00            (d)         27,000            26,865
                          7.687% due  06/17/03            (d)         20,000            19,900
MBNA Master Credit Card
  Trust
                          5.572% due  01/15/02                        73,635            73,814
                          6.050% due  11/15/02                           245               250
Metlife Capital Equipment
  Loan Trust
                          6.850% due  05/20/08            (d)            320               339


Money Store Home Equity
  Trust
                          6.815% due  07/15/06                            73                74
                          6.520% due  08/15/09                        31,273            31,436
                          6.205% due  03/15/12                        25,000            25,114
                          7.550% due  02/15/20                           500               520
Morgan Stanley Capital
                          5.886% due  07/25/27            (d)          3,501             3,503
National Medical Care
                          7.250% due  09/30/03            (d)         51,250            50,930
NationsBanc Montgomery
  Funding Corp.
                          6.500% due  10/25/28                         9,000             9,068
NationsBank Auto Owner
  Trust
                          6.375% due  07/15/00                           911               916
NationsBank Corp.
                          5.850% due  06/15/02                           224               225
Newcourt Receivable Asset
  Trust
                          6.240% due  12/20/04                            24                24
Norwest Asset Securities
  Corp
                          6.500% due  04/25/13                        22,079            22,792
                          6.500% due  06/25/13                        11,438            11,805
                          6.250% due  10/25/13                        50,000            50,305
                          7.500% due  03/25/27                        26,622            27,636
                          6.750% due  05/25/28                        27,707            28,410
                          6.750% due  07/25/28                        12,657            12,980
                          6.200% due  09/25/28                        19,077            19,184
                          6.500% due  10/25/28                        20,000            20,138
Olympic Automobile
  Receivables Trust
                          5.650% due  01/15/01                           520               520
OSCC Home Equity
                          6.950% due  05/15/07                            75                75
Premiere Auto Trust
                          6.575% due  10/06/00                         1,975             1,998
Residential Asset
  Securities Corp.
                          6.750% due  03/25/28                        40,000            41,016
Saxon Asset Securities
  Trust
                          6.475% due  11/25/20                           274               276
Sears Credit Account
  Master Trust
                          6.050% due  01/16/08                           500               520
                          7.000% due  07/15/08                           500               541
Total Renal Care Holdings
                          7.437% due  03/31/08            (d)         48,000            47,940
UCFC Home Equity Loan
                          6.381% due  07/15/10                           104               104
United Air Lines
  Equipment Trust
                          9.200% due  03/22/08                         4,309             5,073
                         10.360% due  11/13/12                         7,000             9,241
                         10.020% due  03/22/14                         5,825             7,105
                         10.850% due  07/05/14                        34,111            45,640
                         10.125% due  03/22/15                        14,300            18,602
                          9.060% due  06/17/15                         5,000             5,875
                          9.210% due  01/21/17                         2,000             2,442
USAA Auto Loan Grantor
  Trust
                          5.800% due  01/15/05                         9,311             9,391
WFS Financial Owner Trust
                          6.650% due  08/20/00                         1,713             1,722
                          6.050% due  07/20/01                         1,966             1,972
                          6.500% due  09/20/01                        10,777            10,907
Ziff-Davis, Inc.
                          7.469% due  03/31/06                        40,000            40,025
                                                                             ===================
Total Asset-Backed
  Securities                                                       1,717,917           1717917
                                                                             ===================
(Cost $1,693,486)

SOVEREIGN ISSUES 3.2%
Banco Nacional de Obra y
  Servicios
                          6.875% due  10/01/98                        19,500            19,500
Central Bank Philippines
                          6.000% due  06/01/08            (d)         12,240             8,690
City of Buenos Aires
                         11.250% due  04/11/07                         5,000             3,917
Government of Brazil
                          6.625% due  04/15/06            (d)         25,026            14,265
                          6.688% due  04/15/12            (d)         81,700            40,850
                          8.000% due  04/15/14                        13,342             7,923
Hydro Quebec
                          5.656% due  04/15/99            (d)         10,000             9,993
                          7.375% due  02/01/03                           150               163
                          9.400% due  02/01/21                           500               669
                          8.500% due  12/01/29                         5,085             6,384
                          9.375% due  04/15/30                           600               822
                          9.500% due  11/15/30                         2,370             3,289
Kingdom of Sweden
                         10.250% due  11/01/15                           500               727
Nacional Financiera
                          9.000% due  01/25/99                        13,260            13,161
Providence of
  Newfoundland
                          9.000% due  06/01/19                           500               654
Province of Nova Scotia
                          9.375% due  07/15/02                         1,000             1,130
Province of Ontario
                          6.125% due  06/28/00                            50                51
                          7.750% due  06/04/02                           200               219
                          7.625% due  06/22/04                         1,000             1,125
                          7.000% due  08/04/05                         1,000             1,102
                          5.500% due  10/01/08                        10,000            10,050
Province of Quebec
                          6.090% due  06/21/99            (d)         50,000            50,129
                          7.500% due  07/15/02                         6,000             6,466
                          8.800% due  04/15/03                           100               114
                          5.838% due  06/11/04            (d)         15,500            15,461
                          7.125% due  02/09/24                           710               765

Republic of Argentina
                          8.399% due  08/15/99            (d)         17,500            16,395
                          5.688% due  04/01/00            (d)         16,965            13,379
                          5.635% due  04/01/01            (d)         45,690            38,164
                          6.625% due  03/31/05            (d)        341,220           269,564
                          8.726% due  04/10/05            (d)         43,650            37,648
Republic of Columbia
                          8.750% due  10/06/99                           500               490
Republic of Korea
                          8.281% due  04/08/00            (d)         64,044            58,761
Republic of Philippines
                          6.500% due  12/01/17                         4,216             3,041
                          6.563% due  01/05/05            (d)         11,879             9,394
Republic of Poland
                          4.000% due  10/27/14                        25,000            21,408
State of Israel
                          6.200% due  06/15/03                            25                26
United Mexican States
                          7.002% due  06/27/02            (d)         44,000            40,525
                                                                             ===================
Total Sovereign Issues                                                                 726,414              726414
                                                                             ===================
(Cost $760,430)

FOREIGN CURRENCY-DENOMINATED
  ISSUES (c)(f) 2.1%
City of Montreal
                         11.500% due  09/20/00            C$           7,000             5,107
Commonwealth of
  Australia
                          8.750% due  01/15/01            A$           4,235             2,742
                          9.750% due  03/15/02                         3,665             2,528
                         10.000% due  10/15/02                         6,940             4,919
                         10.000% due  02/15/06                         1,600             1,240
                         10.000% due  10/15/07                        23,000            18,512
Commonwealth of Canada
                          6.500% due  06/01/04            C$           1,000               706
                          4.250% due  12/01/26            (h)        121,800            82,163
Commonwealth of
New Zealand
                          6.500% due  02/15/00            N$         160,000            81,010
                          8.000% due  02/15/01                         8,890             4,682
                         10.000% due  03/15/02                       107,500            61,027
                          8.000% due  04/15/04                         7,000             3,888
                          4.500% due  02/15/16            (h)         23,000            12,103
Federal National
  Mortgage Assn.
                          6.875% due  06/07/02            BP          15,000            26,351

Petroleos Mexicanos
                          7.750% due  09/30/98            FF           5,000               893
Province of Saskatchewan
                          9.125% due  02/15/21            C$           3,000             4,099
Republic of Argentina
                          3.044% due  04/01/01            (d) AP       7,392             5,668
Reynolds, R.J.
                          6.875% due  11/22/00            DM           9,500             5,804
United Kingdom Gilt
                          7.400% due  01/08/99            BP          27,022            45,910
                          7.000% due  06/07/02                        50,000            89,752
                                                                             ===================
Total Foreign Currency-
  Denominated Issues                                               459,104             459104
                                                                             ===================
(Cost $510,546)

PURCHASED CALL
  OPTIONS 0.3%
U.S. Treasury Note (OTC)
                          5.375% due  07/31/00
                      Strike @ 99.96 Exp. 02/19/99                   127,000            2,176
                          5.375% due  07/31/00
                      Strike @ 100.00 Exp. 02/19/99                   30,000              503
                          5.375% due  07/31/00
                      Strike @ 99.99 Exp. 02/26/99                   250,000            4,200
                          6.625% due  06/30/01
                      Strike @ 96.46 Exp. 11/12/98                   135,200           11,519
                          5.750% due  11/30/02

                      Strike @ 93.89 Exp. 10/29/98                    75,000            8,399
                          5.500% due  02/28/03
                      Strike @ 94.39 Exp. 12/02/98                     2,000              213
                          5.500% due  02/28/03
                      Strike @ 92.99 Exp. 11/23/98                   125,000           14,354
                          5.250% due  08/15/03
                      Strike @ 92.16 Exp. 08/20/99                 1,500,000                2
                          5.250% due  08/15/03
                      Strike @ 99.29 Exp. 08/20/99                   127,000            6,438
                          5.250% due  08/15/03
                      Strike @ 100.00 Exp. 08/20/99                  250,000           11,078
                          5.250% due  08/03
                      Strike @ 99.47 Exp. 08/27/99                   380,000           18,624
                                                                                  ===================
Total Purchased Call Options                                          77,506           77,506
                                                                                  ===================
(Cost $36,605)

PURCHASED PUT OPTIONS
  0.0%
U.S. Treasury 5 Year Note
  December Futures (CBOT)
                          5.375% due  07/31/00
                      Strike @106.00 Exp. 11/21/98                 3,001,200              125
                                                                                  ===================
Total Purchased Put Options                                                               125                 125
                                                                                  ===================
(Cost $293)

PREFERRED STOCK 0.2%
                                                                               Shares
Banco Bilbao Vizcaya
  International
                          2.438% due  01/01/00                                266,217              7,221
Barclays Bank
                          2.875% due  01/01/00                                215,500              5,899
CSC Holdings, Inc.
                         11.932% due  01/01/00                                 21,127              2,324
Home Ownership Funding
                          0.133% due  01/01/00                                  1,125              1,128
Sanwa International
                          0.000% due  01/01/00                           3,006,00,000             13,409
TCI Communications, Inc.
                          2.430% due  01/01/00                                622,553             16,965
                          2.500% due  01/01/00                                 49,000              1,338
Unocal Capital Trust
                          3.125% due  01/01/00                                    402                 21
                                                                                     ===================
Total Preferred Stock                                                                             48,305              48,305
                                                                                     ===================
(Cost $58,536)



SHORT-TERM INSTRUMENTS
  1.5%
                                                                            Principal
                                                                             Amount


                                                                             (000s)
Certificates of Deposit
  0.2%
Bank of Tokyo
                          5.890% due  10/05/98                                 17,000             17,000
                          5.940% due  01/19/99                                 15,000             15,000
                                                                                      ===================
                                                                                                  32,000              32,000
                                                                                      ===================
Commercial Paper 0.1%
Federal Home Loan
  Mortgage Corp.
                          5.240% due  10/16/98                                    300                299
Federal Housing
  Administration
                          5.888% due  10/29/98                                 18,900             18,900
New Center Asset Trust
                          5.220% due  12/17/98                                  1,300              1,285
Pfizer, Inc.
                          5.270% due  10/30/98                                    100                100
Procter & Gamble Co.
                          5.140% due  12/29/98                                  1,500              1,480
                                                                                      ===================
                                                                                                  22,064               22064
                                                                                      ===================

Repurchase Agreements 0.7%
State Street Bank         4.750% due  10/01/98                                 24,945             24,945
                      (Dated 09/30/98. Collateralized by U.S. Treasury
                      Note 6.375% 03/31/01 valued at $25,446,625.
                      Repurchase proceeds are $24,948,291.)
First Boston
                          5.150% due  10/01/98                                134,400            134,400
                      (Dated 09/30/98. Collateralized by U.S. Treasury
                      Note 4.500% 09/30/00 valued at $137,759,040.
                      Repurchase proceeds are $134,419,227.)
                                                                                          ===================
                                                                              159,345            159,345
                                                                                          ===================
U.S. Treasury Bills
  (b)(g) 0.5%
                          4.959% due   12/03/98-08/19/99                      117,076            116,369
                                                                                          -------------------

Total Short-Term Instruments                                                                     329,778
                                                                                          ===================
(Cost $329,617)

Total Investments (a) 123.6%                                                                 $27,642,164
  (Cost $27,332,479)

Written Options (e) (0.2%)                                                                       (51,236)
  (Premiums $15,248)

Other Assets and Liabilities (Net) (23.4%)                                                    (5,224,865)
                                                                                          -------------------

Net Assets 100.0%                                                                            $22,366,063
                                                                                          ===================


Notes to Schedule of Investments  (amounts in  thousands):

(a) At September 30, 1998, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                                                               $498,202

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                                                             (188,517)
                                                                                                          -----------------------

Unrealized appreciation-net                                                                                             $309,685
                                                                                                          =======================

(b) Securities with an aggregate market value of $116,369 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                                                                      Unrealized
Type                                                                                            Contracts           Appreciation
Eurodollar March Futures (03/01)                                                                       50                  $ 122
Eurodollar March Futures (03/02)                                                                    2,682                  4,735
Eurodollar June Futures (06/01)                                                                        50                    116
Eurodollar June Futures (06/02)                                                                     1,075                  1,627
Eurodollar September Futures (09/00)                                                                1,050                  2,780
Eurodollar September Futures (09/01)                                                                1,707                  3,557
Eurodollar December Futures (12/00)                                                                 1,050                  2,546
Eurodollar December Futures (12/01)                                                                 1,607                  2,810
U.S. Treasury 5 Year Note (12/98)                                                                  11,754                 43,403
U.S. Treasury 10 Year Note (12/98)                                                                 33,667                122,508
U.S. Treasury 10 Year Note (03/99)                                                                     37                    174
U.S. Treasury 30 Year Bond (12/98)                                                                 16,553                 52,066
U.S. Treasury 30 Year Bond (12/99)                                                                    500                  2,051
United Kingdom 90 Day LIBOR (12/98)                                                                 4,472                  1,404
United Kingdom 90 Day LIBOR (03/99)                                                                 1,000                    403
United Kingdom 90 Day LIBOR (12/99)                                                                   562                  1,306
                                                                                                          =======================
                                                                                                                       $ 241,608
                                                                                                          =======================

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                                                                            Principal
                                                                               Amount                     Unrealized
                                                                           Covered by          Expiration Appreciation/
Type                                                                         Contract               Month (Depreciation)
Sell                                         BP                                19,798               10/98                ($1,327)
Sell                                         C$                               137,761               10/98                    339
Sell                                         DM                                 8,475               11/98                   (352)
Sell                                         N$                                19,132               12/98                   (190)
                                                                                                          =======================
                                                                                                                         ($1,530)
                                                                                                          =======================

(d) Variable rate  security.  The rate listed is as of September  30, 1998.  (e)
Premiums received on written options:
Type                                                                           Par                Premium             Value
Call - CBOT U.S. Treasury Bond December Futures
                          Strike @ 128.00 Exp. 11/21/98                       $ 3,365             $ 1,634               $ 13,512
Put - CBOT U.S. Treasury Bond December Futures
                          Strike @ 112.00 Exp. 11/21/98                         1,000                 510                     16
Call - CBOT U.S. Treasury Bond December Futures
                          Strike @ 130.00 Exp. 11/21/98                         3,000                 828                  7,922
Put - CBOT U.S. Treasury Bond December Futures
                          Strike @ 114.00 Exp. 11/21/98                         1,500                 578                     23
Call - OTC U.S. Treasury Note
                               5.375% due    07/00
                          Strike @ 100.51 Exp. 02/19/99                         1,270                 139                  1,543
Put - OTC U.S. Treasury Note
                               5.375% due    07/00
                          Strike @ 99.62 Exp. 02/19/98                          2,540                 278                     13
Call - OTC U.S. Treasury Note
                               5.375% due    07/00
                          Strike @ 100.79 Exp. 02/19/98                           300                  40                    294
Put - OTC U.S. Treasury Note
                               5.375% due    07/00
                          Strike @ 99.96 Exp. 02/19/99                            600                  61                      7
Call - CBOT U.S. Treasury Bond March Futures
                          Strike @ 138.00 Exp. 02/20/99                         1,500                 660                  1,219
Call - OTC Sanwa Communications
                          Strike @ 1,270.00 Exp. 02/26/99                         465               1,137                     17
Call - OTC U.S. Treasury Note
                               5.375% due    07/00
                          Strike @ 100.53 Exp. 02/26/99                         2,500                 313                  2,982
Put - OTC U.S. Treasury Note
                               5.375% due    07/00
                          Strike @ 99.66 Exp. 02/26/99                          5,000                 547                     30

Call - OTC U.S. Treasury Note
                               5.250% due    08/98
                          Strike @ 101.25 Exp. 08/20/99                         1,270                 466                  4,279
Put - OTC U.S. Treasury Note
                               5.250% due    08/98
                          Strike @ 97.97 Exp. 08/20/99                          2,540               1,012                     41
Put - OTC U.S. Treasury Note
                               5.250% due    08/98
                          Strike @ 98.59 Exp. 08/20/99                          5,000               1,719                    135
Call - OTC U.S. Treasury Note
                               5.250% due    08/98
                          Strike @ 101.79 Exp. 08/20/99                         2,500               1,172                  7,347
Call - OTC U.S. Treasury Note
                               5.250% due    08/98
                          Strike @ 101.60 Exp. 08/27/99                         2,500                 858                  7,720
Call - OTC U.S. Treasury Note
                               5.250% due    08/98
                          Strike @ 101.60 Exp. 08/27/99                         1,300                 446                  4,014
Put - OTC U.S. Treasury Note
                               5.250% due    08/98
                          Strike @ 97.94 Exp. 08/27/99                          7,600               2,850                    122
                                                                                      ===========================================
                                                                                                 $ 15,248               $ 51,236
                                                                                      ===========================================

(f) Principal amount denoted in indicated currency:
                          A$          -      Australian Dollar
                          AP          -      Argentine Peso
                          BP          -      British Pound
                          C$          -      Canadian Dollar
                          DM          -      German Mark
                          FF          -      French Franc
                          JY          -      Japanese Yen
                          N$          -      New Zealand Dollar

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 1998:
                                                                             Contract            Notional             Unrealized
Type                                                                      Spread Lock              Amount           Appreciation
Receive the 10-year Swap Spread and pay a fixed rate.
The 10-year Swap Spread is the difference  between the 10-year Swap Rate and the
10-year Treasury Rate.

Broker: Merrill Lynch
Exp. 05/02/02                                                                  0.3700           $ 120,000                $ 1,967

                                                                                                                      Unrealized
                                                                                                 Notional          Appreciation/
Type                                                                                               Amount          (Depreciation)
Receive fixed rate equal to 6.405% and
pay floating rate based on 6 month A$-LIBOR.

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                                       A$                            137,000                $ 3,979

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.340%

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                                       JY                         24,500,000                (17,133)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/08                                                       JY                         11,635,000                 (7,840)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/08                                                       JY                          7,563,000                 (5,146)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/08                                                       JY                          7,000,000                    837
                                                                                                                          ---------
                                                                                                                           ($25,303)

                        Consent of Independent Accountants

To the Trustees and Institutional Shareholders of the Total Return Fund (a portfolio of PIMCO Funds:
Pacific Investment Management Series)

You have informed us that the Report of Independent Accountants dated May 22, 1997 relating to the financial statements for the fiscal year ended March 31, 1997 of the Total Return Fund (the "Fund") is to be included in Part II, "Information Concerning the Issuer", Item IV, "Accounting of the Fund" of the Securities Registration Statement of the Fund.

We hereby consent to the inclusion in the Securities Registration Statement of our Report of Independent Accountants and any reference thereto and references to our name in the form and context in which they are included.


/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
1055 Broadway
Kansas City, Missouri 64105
June 30, 1998

                        Consent of Independent Accountants

To the Trustees and Institutional Shareholders of the Total Return Fund (a portfolio of PIMCO Funds:
Pacific Investment Management Series)

You have informed us that the Report of Independent Accountants dated May 22, 1998 relating to the financial statements for the fiscal year ended March 31, 1998 of the Total Return Fund (the "Fund") is to be included in Part II, "Information Concerning the Issuer", Item IV, "Accounting of the Fund" of the Securities Registration Statement of the Fund.

We hereby consent to the inclusion in the Securities Registration Statement of our Report of Independent Accountants and any reference thereto and references to our name in the form and context in which they are included.


/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
1055 Broadway
Kansas City, Missouri 64105
June 30, 1998

                         Report of Independent Accountants

To the Trustees and Institutional Shareholders of the Total Return Fund (a portfolio of PIMCO Funds:
Pacific Investment Management Series)

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Total Return Fund (the "Fund") at March 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles in the United States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by corresponding with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
1055 Broadway
Kansas City, Missouri  64105
May 22, 1997

                         Report of Independent Accountants

To the Trustees and Institutional Shareholders of the Total Return Fund (a portfolio of PIMCO Funds:
Pacific Investment Management Series)

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Total Return Fund (the "Fund") at March 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles in the United States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by corresponding with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
1055 Broadway
Kansas City, Missouri  64105
May 22, 1998

2.   CONDITIONS OF THE FUND

     (A)  Statements of Net Assets

                                                    (As of the end of May, 1998)
                                   Dollar                     Thousand Yen

Aggregate Amount of Assets                   $24,776,562,848     3,436,509,267

Aggregate Amount of Liabilities             $  5,376,343,949       745,698,906

Aggregate Amount of Net Assets ()  Inst      $17,583,673,175     2,438,855,469
                                   Admin     $   561,042,038        77,816,531
                                   A.        $   613,236,960        85,055,966
                                   B.        $   213,568,101        29,621,896
                                   C.        $   427,891,541        59,348,557
                                   D.        $       807,084           111,943
                                   Total     $19,400,218,899     2,690,810,361

 Quantity of                                 Inst    1,647,574,558.534
     Outstanding Shares                      Admin      52,563,339.320
                                             A.         57,459,562.432
                                             B.         20,011,073.033
                                             C.         40,092,920.484
                                             D.             75,623.330

 Net Asset per Share               Inst      $            10.67   Yen     1,480
()                                 Admin     $            10.67           1,480
                                   A.        $            10.67           1,480
                                   B.        $            10.67           1,480
                                   C.        $            10.67           1,480
                                   D.        $            10.67           1,480

(B)  Names of Major  Investment  Portfolios  other than  Equity  Shares  (Top 30
     Names)

     Major investment portfolios of Total Return Fund are securities other than shares except for some preferred stocks.

                                                                                            (As of the end of May, 1998)
Rank                Name                               Country           Kind               Interest           Redemption Date
                                                                                            Rate

1                   FIN FUT US 10YR CBT GSC 6/19/88    USA               FUTURE             8.00000            1998/6/30
2                   FIN FUT US 30YR CBT GSC 6/19/98    USA               FUTURE             8.00000            1998/6/30
3                   FHLMC TBA GOLD 6.50% JUL           USA               MORTGAGE BACKED    6.50000            2028/7/14
4                   FIN FUT UK 90DAY LIBOR GSC 12/16   UK                FUTURE             0.00000            1998/12/31
5                   FHLMC TBA GOLD 6.00% JUN           USA               MORTGAGE BACKED    6.00000            2028/6/10
6                   FIN FUT US 30YR CBT GSC 9/21/98    USA               FUTURE             8.00000            1998/9/30
7                   FNMA MTN 6/12/97                   USA               MORTGAGE BACKED    5.83000            1998/6/12
8                   FNMA TBA 6.50% AUG                 USA               MORTGAGE BACKED    6.50000            2028/8/13
9                   FHLMC TBA GOLD 6% JUN 15YR         USA               MORTGAGE BACKED    6.00000            2013/6/15
10                  FHLMC TBA GOLD 6.50% AUG           USA               MORTGAGE BACKED    6.50000            2028/8/13
11                  FIN FUT US 30YR CBT SAL 6/19/98    USA               FUTURE             8.00000            1998/6/30
12                  GNMA I TBA 6.50% AUG               USA               MORTGAGE BACKED    6.50000            2028/8/19
13                  ARGENTINA BEARER FRB BRADY         ARGENTINA         FOREIGN BOND       6.62500            2005/3/31
14                  US TREASURY INFLAT PROTECT         USA               US GOV'T           3.62500            2002/7/15
15                  FIN FUT US 10YR CBT GSC 9/21/98    USA               FUTURE             8.00000            1998/9/30


Rank        U.S. Dollars                                                                      Investment
                                                                                              Ratio
            Principal Amount         Acquisition Cost            Value

1           $2,716,700,000.00        $3,053,577,167.49           $3,069,022,031.25             15.71%
2           $2,085,000,000.00        $2,512,689,379.15           $2,537,835,937.50             12.99%
3           $1,031,750,000.00        $1,021,621,718.75           $1,025,946,406.25              5.25%
4           $2,236,000,000.00        $3,453,899,789.80           $3,384,809,419.18              4.33%
5           $  590,100,000.00          $571,090,843.74             $573,687,843.75              2.94%
6           $  440,000,000.00          $531,193,760.00             $534,600,000.00              2.74%
7           $  500,000,000.00          $499,234,555.00             $500,025,000.00              2.56%
8           $  446,930,000.00          $443,499,296.88             $443,438,359.38              2.27%
9           $  442,500,000.00          $434,705,859.37             $437,798,437.50              2.24%
10          $  423,150,000.00          $420,373,078.12             $420,439,195.31              2.15%
11          $  326,600,000.00          $393,870,890.02             $397,533,437.50              2.04%
12          $  358,000,000.00          $355,762,500.00             $355,650,625.00              1.82%
13          $  369,407,500.00          $284,393,087.49             $331,543,231.25              1.70%
14          $  330,801,332.89          $316,250,991.30             $326,977,269.49              1.67%
15          $  250,000,000.00          $281,933,590.00             $282,812,500.00              1.45%

Rank               Name                                      Country         Kind               Interest       Redemption Date
                                                                                                Rate

16                 SALLIE MAE MTN 6/30/97                    USA             CORPORATE BOND     6.00000        1998/6/30
17                 FIN FUT US 30YR CBT SLH 6/19/98           USA             FUTURE             8.00000        1998/6/30
18                 DEUTSCHE BANK NY CERT OF DEPOSIT          USA             CORPORATE BOND     5.93000        1998/6/16
19                 FIN FUT UK 90DAY LIBOR SLH 6/17           UK              FUTURE             0.00000        1998/6/30
20                 PNC BANK NA FRN                           USA             CORPORATE BOND     5.60234        2000/6/1
21                 LANDBK HESSEN - THUERINGEN CD             GERMANY         CORPORATE BOND     5.93000        1998/6/30
22                 RFMSI 1998-S1-A1 WM 12 WC 7.327           USA             CORPORATE BOND     6.50000        2013/1/25
23                 GNMA I TBA 6.50% JUN                      USA             MORTGAGE BACKED    6.50000        2028/6/18
24                 HELLER FINANCIAL INC MTN 12/16/97         USA             CORPORATE BOND     6.25000        1999/1/15
25                 FNMA MTN 6/19/97                          USA             CORPORATE BOND     5.84000        1998/6/19
26                 GEN MTRS ACC CORP DISC NT                 USA             CORPORATE BOND     5.51000        1998/6/10
27                 FHLMC TBA GOLD 6.50% JUN                  USA             MORTGAGE BACKED    6.50000        2028/6/10
28                 US TREASURY REPO                          USA             USGOV'T            5.53000        1998/6/1
29                 AT&T CAP CORP FRN MTN PRIV 144A           USA             CORPORATE BOND     6.04950        1999/4/1
30                 FIN FUT US 30YR CBT MLP 6/19/98           USA             FUTURE             8.00000        1998/6/30


Rank        U.S. Dollars                                                                      Investment Ratio

            Principal Amount         Acquisition Cost            Value
16          $279,500,000.00          $279,476,075.30             $279,581,055.00              1.43%
17          $222,600,000.00          $269,154,697.56             $270,945,937.50              1.39%
18          $250,000,000.00          $249,844,675.00             $249,844,675.00              1.28%
19          $650,000,000.00          $1,000,421,649.50           $980,670,366.00              1.26%
20          $217,000,000.00          $216,667,990.00             $216,660,937.50              1.11%
21          $210,000,000.00          $209,811,800.00             $209,811,800.00              1.07%
22          $207,314,982.32          $206,537,551.13             $206,602,337.07              1.06%
23          $201,870,000.00          $199,286,843.75             $200,955,286.66              1.03%
24          $200,000,000.00          $199,880,000.00             $200,396,000.00              1.03%
25          $190,000,000.00          $189,707,400.00             $190,019,000.00              0.97%
26          $182,000,000.00          $178,207,041.11             $178,207,041.11              0.91%
27          $163,600,000.00          $161,068,750.00             $162,833,125.00              0.83%
28          $159,000,000.00          $159,000,000.00             $159,000,000.00              0.81%
29          $158,500,000.00          $158,500,000.00             $158,561,815.00              0.81%
30          $125,000,000.00          $149,160,162.50             $152,148,437.50              0.78%

V.     SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1.     Transfer of the Shares

       The transfer agent for the Shares is as follows:

       Agent:        Investors Fiduciary Trust Company

       Address:      801 Pennsylvania, Kansas City, MO 64105, U.S.A.

     Because shareholders in Japan are required to entrust the custody of a global certificate representing their Shares and to register their Shares in the name of Nikko, they may not register their Shares in their own name directly. No fee is chargeable for the transfer of Shares.

2.     The Closing Period of the Shareholders' Book

       No provision is made.

3.     Shareholders' Meeting

     There are no annual shareholders' meetings. Special shareholders' meeting may be held whenever ordered by the Trustees or requested in writing by the holder or holders of at least one-tenth of the outstanding shares of the Trust for the purpose of considering the removal of a Trustee.

4.     Special Privilege to Shareholders, Restriction on Transfer

       No special privilege is granted to shareholders.

       The acquisition of Shares by any person may be restricted.

VI.    MISCELLANEOUS

(1) The ornamental design is used in, and the following terms are added to, the cover page of the Japanese Prospectus:

     (a) "US Jurisdiction Open-Ended Contractual Type Foreign Investment Fund (denominated in the US dollar)";

     (b) "Monthly Distribution Type";

     (c) "PIMCO FUNDS - PIMCO Total Return Fund" (in Japanese);

     (d) "PIMCO FUNDS - PIMCO Total Return Fund" (in English);

     (e) "Investment Advisor and Administrator: Pacific Investment Management Company"; and

     (f) "For purchase, contact: Nikko Securities".

(2) The following must be set forth in the Prospectus. Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Financial Condition of the Fund" in Part II, Information on the Issuer, of the SRS.

(3) Summarized Preliminary Prospectus will be used. Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.

     (a)  The content of the summarized Preliminary Prospectus may be publicized
          by  leaflets,   pamphlets,  direct  mails  (post  cards  and  mail  in
          envelopes) or at newspapers, magazines and other books.

     (b) The layout, quality of papers, printing color, design etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.

     (c) Information on the Fund's performance, the changes in the net asset value per Share, the breakdown of the portfolios classified by rating, a part of the client lists and the fluctuation rates since the establishment of the Fund or for other periods may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.

     (d) An example of dividend receivable corresponding to a certain amount of purchase may be mentioned on the basis of historical performance of the Fund. Such amount of dividend and purchase may be converted into and presented in Japanese yen.

     (e) An example of delivery amount corresponding to a certain number of shares applied may be mentioned on the basis of the historical Net Asset Value. Such amount of delivery may be described converted into and presented in Japanese yen.

                                     * * * *

                             THE END OF THE DOCUMENT

                                     * * * *

                              Representation Letter

                               April 20, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      PIMCO Funds
                           File No. 33-12113

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Japanese language prospectus describing the Administrative Class shares of the PIMCO Total Return Fund series of PIMCO Funds, for which I serve as a Senior Vice President. Pursuant to Rule 306 of Regulation S-T, I hereby represent that, to the best of my knowledge, the attached is a fair and accurate translation of the PIMCO Total Return Fund's Japanese language prospectus.

     Please call Keith Robinson at (202) 261-3386 with any questions or comments regarding the attached.

                                           Sincerely,

                                           /s/Jeffrey M. Sargent

Attachment